As filed with the Securities and Exchange Commission on March 26, 2008
                                                  Commission File Nos. 333-73850
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 21            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 154                          |X|

                                 --------------
                      Jackson National Separate Account - I
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on March 31, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Individual and Group Deferred Variable Annuity Contracts.

                                PERSPECTIVE FOCUS
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                 MARCH 31, 2008


The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

o 4 FIXED ACCOUNT OPTIONS, including 2 Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and 2 DCA+ Fixed Account options (used for certain dollar cost averaging transfers), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (JacksonSM)("we" or "us"), as may be made available by us, or as may be otherwise limited by us;

o A GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us. The GMWB Fixed Account offers a minimum interest rate that is guaranteed by Jackson and is an account to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas;

87 INVESTMENT DIVISIONS of Jackson National Separate Account - I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives:

JNL SERIES TRUST

JNL/AIM INTERNATIONAL GROWTH FUND
   (FORMERLY, JNL/JP MORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
   (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED FUND
   (FORMERLY, JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
   (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND
   (FORMERLY, JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND
   (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND
JNL/S&P 4 FUND

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND) JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management
JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

o A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

  * accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

  * receive income payments in the INCOME PHASE on a fixed, variable, or fixed and variable basis; receive a basic DEATH benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us (compounded at 2%); and

  * have significant ACCESS TO YOUR CONTRACT VALUES without incurring a withdrawal charge in the event of certain serious health-related emergencies;

o A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

  * 4 types of OPTIONAL DEATH BENEFITS;

  * a "CONTRACT ENHANCEMENT" (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year);


  * 8 GUARANTEED MINIMUM WITHDRAWAL BENEFITS (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date; and

  * a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract Years, subject to specific conditions).

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


In addition, three new optional Guaranteed Minimum Withdrawal Benefits, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option, may not yet have been approved for sale in your state. In the event these optional benefits are not yet approved in your state, the following Guaranteed Minimum Withdrawal Benefits available prior to March 31, 2008, will continue to be available to you: SafeGuard 7 Plus, LifeGuard Advantage, LifeGuard Ascent and LifeGuard Ascent with Joint Option. In all other states, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Annuity Service Center to see whether and which new optional benefits have been approved for sale in your state.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

EFFECTIVE SEPTEMBER 30, 2002, PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY IS NO LONGER AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.

Please read this prospectus before you purchase a Contract. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements, which reflect state or other variations. You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated April 30, 2007, by calling us at (800) 766-4683 or by writing us at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------

       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency

--------------------------------------------------------------------------------

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                                TABLE OF CONTENTS


KEY FACTS.........................................................................................................2


FEES AND EXPENSES TABLES..........................................................................................5


EXAMPLE..........................................................................................................17


THE ANNUITY CONTRACT.............................................................................................18


JACKSON..........................................................................................................18


THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT..............................................................19


THE SEPARATE ACCOUNT.............................................................................................20


INVESTMENT DIVISIONS.............................................................................................20


CONTRACT CHARGES.................................................................................................33


DISTRIBUTION OF CONTRACTS........................................................................................49


PURCHASES........................................................................................................51


TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................54


TELEPHONE AND INTERNET TRANSACTIONS..............................................................................56


ACCESS TO YOUR MONEY.............................................................................................57


INCOME PAYMENTS (THE INCOME PHASE)..............................................................................156


DEATH BENEFIT...................................................................................................160


TAXES...........................................................................................................166


OTHER INFORMATION...............................................................................................170


PRIVACY POLICY..................................................................................................172


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................................................178



APPENDIX A (about Dow Jones)....................................................................................A-1


APPENDIX B (Contract Enhancement Recapture Charges).............................................................B-1



APPENDIX C (Broker Dealer Support)..............................................................................C-1


APPENDIX D (GMWB Prospectus Examples)...........................................................................D-1


APPENDIX E (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB
Transfer of Assets Methodology)...E-1

APPENDIX F (Accumulation Unit Values)...........................................................................F-1

                                    KEY FACTS

THE ANNUITY CONTRACT     Your Contract permits you to accumulate your Contract
                         Values

                         o on a fixed basis through allocations to one of our fixed account options (the "FIXED ACCOUNT"), including two Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and two DCA+ Fixed Account options (used in connection with certain dollar cost averaging transfers), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Fixed Account, or impose special transfer requirements on the Fixed Account. In addition to the Fixed Account, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB FIXED ACCOUNT; or

                         o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Fixed Account, GMWB Fixed Account and the Investment Divisions together as "ALLOCATION OPTIONS.")

                         Regardless of which Allocation Option(s) you use, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Tax deferral on qualified Contracts is derived from their status as qualified Contracts. SEE "TAXES" for information on the tax treatment of investment earnings. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.


--------------------------------------------------------------------------------
OPTIONAL FEATURES        Optional features of your Contract include:

                         o   an EARNINGS PROTECTION BENEFIT
                             ENDORSEMENT (a form of optional
                             death benefit that may add up to 40%
                             of your Contract's earnings to the
                             death benefit otherwise payable at
                             your death);

                         o   three additional types of OPTIONAL
                             DEATH BENEFIT ENDORSEMENTS (you may
                             select only one of these three
                             optional death benefits) that permit
                             you to protect your Contract's
                             minimum death benefit values and/or
                             to protect all or a portion of any
                             investment gains under your Contract
                             from subsequent investment losses;

                         o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances. See "Optional Contract Enhancement" at page 52 below;


                         o   8   GUARANTEED MINIMUM WITHDRAWAL
                             BENEFITS (GMWB)(that, subject to
                             specific conditions, generally
                             permit you to make partial
                             withdrawals, prior to the Income
                             Date that, in total, equal the
                             amount of net premium payments made
                             (if elected after issue
                             (availability may be limited to the
                             Issue Date), the Contract Value,
                             less any recapture charges, will be
                             used instead of the net premium
                             payment at issue)); and

                         o   a GUARANTEED MINIMUM INCOME BENEFIT
                             (GMIB)(guarantees a minimum fixed
                             income benefit under certain life
                             contingent options after a period of
                             at least 10 Contract Years, subject
                             to specific conditions, regardless
                             of the Allocation Option(s) you
                             select during the accumulation
                             phase).


                         These optional features may not be
                         available in your state or there may be
                         state variations in the terms of your
                         benefits as reflected in the Contract
                         issued in your state.

--------------------------------------------------------------------------------

ALLOCATION OPTIONS       Although more than 18 Investment Divisions, the Fixed
                         Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value to more than 18 Allocation Options at any one time.
                         Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract
                         Value may be automatically allocated to the GMWB Fixed
                         Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.

                         Each Investment Division invests in a
                         single FUND (investment portfolio) of an underlying mutual fund.


--------------------------------------------------------------------------------

PURCHASES                Under most circumstances, you must make an initial
                         premium payment of at least $10,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). The
                         Investment Divisions and Guaranteed Fixed Account have initial and subsequent allocation minimums of $100. We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

--------------------------------------------------------------------------------
ACCESS                   TO YOUR MONEY During the accumulation
                         phase, there are a number of ways to
                         take money out of your Contract,
                         generally subject to a charge or
                         adjustment. We may deduct any
                         withholding taxes imposed from the
                         amount payable or your remaining values
                         under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

--------------------------------------------------------------------------------
INCOME                   PAYMENTS You may choose to receive
                         regular income payments from us (most
                         typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT            If you die before moving to the income phase, the
                         person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, MINUS prior withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes ("Net Premiums") compounded at 2%. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal. If you select the Earnings Protection
                         Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.

--------------------------------------------------------------------------------
FREE LOOK                If you cancel your Contract within ten days after
                         receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, MINUS any Contract Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium.
                         During the free look period your assets will be allocated according to your allocation options. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.
                         State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------
TAXES Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as "TAX-DEFERRAL"). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
--------------------------------------------------------------------------------

EXPENSES Your Contract has insurance features and investment features, and there are costs related to each. If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges." Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Tables:

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND SURRENDER THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CONTRACT VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
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                                             OWNER TRANSACTION EXPENSES

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge (2) -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     2%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and
          Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:
      ---------------------------------------------------------------------------------------------------

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o        (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1%
               higher than the rate used in (a).
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (3) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

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(1)    Withdrawal charges are deducted: on the Income Date if that date is within one year of the Issue Date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

       Completed Years Since Receipt of Premium       0    1     2     3+
       Withdrawal Charge                              8%   7%    6%    0%

(2) Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

       Completed Years Since Receipt of Premium       0     1       2       3+
       Recapture Charge                               2%    1.5%    0.75%   0%

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.

(4) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.


THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS'
FEES AND EXPENSES.
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                                            PERIODIC EXPENSES

BASE CONTRACT

Annual Contract Maintenance Charge                                                                  $35 (5)

Separate Account Annual Expenses
        ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                    1.65%

Mortality And Expense Risk Charge                                                       1.50% (6)

Administration Charge                                                                   0.15% (7)
--------------------------------------------------------------------------------------------------- ---------
--------------------------------------------------------------------------------------------------- ---------

--------------------------------------------------------------------------------------------------- ---------
--------------------------------------------------------------------------------------------------- ---------
Total Separate Account Annual Expenses for Base Contract                                            1.65%
                                                                                                    (8)
--------------------------------------------------------------------------------------------------- ---------
--------------------------------------------------------------------------------------------------- ---------

--------------------------------------------------------------------------------

(5) This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

(6) Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.

(7) If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the contract value falling substantially below $1,000,000, as determined by us.

(8) Starting in the seventh Contract Year, or upon annuitization if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

--------------------------------------------------------------------------------


OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 2% Contract
Enhancement, and all of the optional death benefits. Please see footnotes
11 - 23 for those charges that are not based on average account value.


A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
SELECT ONE OF EACH GROUPING BELOW. (9)

------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------- ---------
Earnings Protection Benefit Maximum Annual Charge ("EarningsMax")                                  0.30%
-------------------------------------------------------------------------------------------------- ---------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------- ---------
2% Contract Enhancement Maximum Annual Charge (10)                                                 0.65%
-------------------------------------------------------------------------------------------------- ---------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit Maximum Annual Charge ("FutureGuardSM") (11)                     0.40%
7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March
   31, 2008)("SafeGuard 7 PlusSM") (12)                                                            0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard
   MaxSM") (1)(3)                                                                                  0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (14)                           1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (15)                           1.62%
5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (16)                             0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of
   March 31, 2008)("LifeGuard AdvantageSM") (17) 1.50% For Life GMWB With
Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
   2008)("LifeGuard AscentSM") (18)                                                                1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
   2008)("LifeGuard Ascent With Joint Option") (19)                                                1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM") (2)(0)   1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom With
   Joint OptionSM") (2)(1)                                                                         1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum
   Annual Charge ("LifeGuard Select") (2)(2)                                                       1.20%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
   Maximum Annual Charge ("LifeGuard Select With Joint Option") (23)                               1.50%

------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------- ---------
5% Compounded Death Benefit Maximum Annual Charge                                                  0.15%
Maximum Anniversary Value Death Benefit Maximum Annual Charge                                      0.15%
Combination Death Benefit Maximum Annual Charge                                                    0.25%
-------------------------------------------------------------------------------------------------- ---------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. You may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

(10)    This charge is only deducted for the first three Contract Years.

(11) On a calendar quarter basis, the charge is 0.10% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:


           (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

           (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

        This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined beginning on page 158 below.


(12)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly (monthly for Contracts purchased IN WASHINGTON STATE). The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        The charge is expressed as an annual percentage and depends on: o When the endorsement is added to the Contract.

        o The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE FEBRUARY 23, 2005.

        o The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

        o  The frequency of deduction - quarterly, monthly, or daily.

       THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

       For Contracts to which this endorsement is added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

       For Contracts to which this endorsement is added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

       For Contracts to which this endorsement is added BEFORE FEBRUARY 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                                    7% GMWB
           Endorsement's            On and after               Before                  Before
           Availability           January 17, 2006        January 17, 2006       February 23, 2005
           ------------------- ----------------------- ----------------------- -----------------------
           ------------------- ----------------------- ----------------------- -----------------------
           Maximum Annual              0.75%                   0.70%                   0.70%
           Charge
           ------------------- ----------------------- ----------------------- -----------------------
           ------------------- ----------- ----------- ----------------------- -----------------------
           Current Annual        0.50%       0.51%             0.40%                   0.35%
           Charge                                                                0.55% upon step-up
           ------------------- ----------- ----------- ----------------------- -----------------------
           ------------------- ----------------------- ----------------------- -----------------------
           Charge Basis                 GWB             Investment Divisions    Investment Divisions
           ------------------- ----------------------- ----------------------- -----------------------
           ------------------- ----------- ----------- ----------------------- -----------------------
           Charge Frequency    Quarterly    Monthly            Daily                   Daily


       For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 36. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 60.


(13) The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 65. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(14) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 72. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH

(15) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH

(16) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page
        82. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus

(17) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
             ------------------ --------------------- ------------------------

             Annual Charge            Maximum                 Current
             ------------------ --------------------- ------------------------
             ------------------ --------- ----------- ------------ -----------
             Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4     0.57%/12
                     50 - 54    1.15%/4    1.17%/12     0.70%/4     0.72%/12
                     55 - 59    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     60 - 64    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     65 - 69    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                     70 - 74    0.90%/4    0.90%/12     0.55%/4     0.57%/12
                     75 - 80    0.65%/4    0.66%/12     0.40%/4     0.42%/12
             ------------------ --------- ----------- ------------ -----------
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ----------- ------------ -----------
             Charge Frequency   Quarterly  Monthly     Quarterly    Monthly


        For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 86.

(18) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                       FOR LIFE GMWB WITH ANNUAL STEP-UP
        ------------------ ---------------------- -----------------------

        Annual Charge             Maximum                Current
        ------------------ ---------------------- -----------------------
        ------------------ ---------- ----------- ----------- -----------
        Ages    45 - 85     1.50%/4    1.50%/12    0.95%/4     0.96%/12
        ------------------ ----------------------------------------------
        Charge Basis                            GWB
        ------------------ ----------------------------------------------
        ------------------ ---------- ----------- ----------- -----------
        Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


        For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 42. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 93.

(19) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each calendar quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.


                      JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
        ------------------ --------------------- ----------------------------
        Annual Charge            Maximum                   Current
        ------------------ --------------------- ----------------------------
        ------------------ --------- ----------- ------------ ---------------
        Ages    45 - 85    1.70%/4    1.71%/12     1.15%/4       1.17%/12
        ------------------ --------------------------------------------------
        Charge Basis                              GWB
        ------------------ --------------------------------------------------
        ------------------ --------- ----------- ------------ ---------------
        Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

        For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual

        Step-Up Charge" beginning on page 43. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 102

                                ------------------------------------------------


(20) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                   FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

        ------------------ --------------------- ----------------------------
        Annual Charge            Maximum                   Current
        ------------------ --------------------- ----------------------------
        ------------------ --------- ----------- ------------ ---------------
        Ages    45 - 80    1.50%/4    1.50%/12     0.95%/4       0.96%/12
        ------------------ --------------------------------------------------
        Charge Basis                              GWB
        ------------------ --------------------------------------------------
        ------------------ --------- ----------- ------------ ---------------
        Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

        For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page
        44. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 110.

                                ------------------------------------------------


(2)(1) 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.


                JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP


        ------------------ --------------------- ----------------------------
        Annual Charge            Maximum                   Current
        ------------------ --------------------- ----------------------------
        ------------------ --------- ----------- ------------ ---------------
        Ages    45 - 80    1.85%/4    1.86%/12     1.25%/4       1.26%/12
        ------------------ --------------------------------------------------
        Charge Basis                              GWB
        ------------------ --------------------------------------------------
        ------------------ --------- ----------- ------------ ---------------
        Charge Frequency   Quarterly  Monthly     Quarterly      Monthly





             For more information about the charge for see "Joint Life GMWB With Bonus and Annua this endorsement, please beginning on page 45. For more informatil Step-Up Charge" endorsement works, please see "Joint For on about how the Annual Step-Up " beginning on page 119. Life GMWB With Bonus and

                                ------------------------------------------------


(22) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.

        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.


                           FOR LIFE GMWB WITH BONUS,
          GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP

                               -------------------------------------------------



        ------------------ --------------------- ----------------------------
        Annual Charge            Maximum                   Current
        ------------------ --------------------- ----------------------------
        ------------------ --------- ----------- ------------ ---------------
        Ages    55 - 80    1.20%/4    1.20%/12     0.65%/4       0.66%/12
        ------------------ --------------------------------------------------
        Charge Basis                              GWB
        ------------------ --------------------------------------------------
        ------------------ --------- ----------- ------------ ---------------
        Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

        For more information about the charge for this endorsement, please see "For Life GMWB With Bonus,Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 46. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 126. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus

                                ------------------------------------------------
                                ------------------------------------------------


(23) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                         JOINT FOR LIFE GMWB WITH BONUS,
          GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP

        ------------------ --------------------- ----------------------------
        Annual Charge            Maximum                   Current
        ------------------ --------------------- ----------------------------
        ------------------ --------- ----------- ------------ ---------------
        Ages    55 - 80    1.50%/4    1.50%/12     0.80%/4       0.81%/12
        ------------------ --------------------------------------------------
        Charge Basis                              GWB
        ------------------ --------------------------------------------------
        ------------------ --------- ----------- ------------ ---------------
        Charge Frequency   Quarterly  Monthly     Quarterly      Monthly

        For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 47. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 142.

                                ------------------------------------------------

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY DURING THE TIME THAT YOU OWN THE CONTRACT.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------


(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

                  Minimum:  0.58%

                  Maximum: 2.27%


--------------------------------------------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.



                   FUND OPERATING EXPENSES

  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET                                                    ACQUIRED
                           ASSETS)                                                                            FUND FEES
                                                                 MANAGEMENT                                 AND EXPENSES      ANNUAL
                                                                    and          SERVICE         OTHER            C        OPERATING
                          FUND NAME                             ADMIN FEE A    (12B-1) FEE    EXPENSES B                    EXPENSES

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM International Growth                                     0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Large Cap Growth F                                       0.77%           0.20%         0.01%          0.00%          0.98%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Real Estate                                              0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.00%          0.01%          1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Balanced F                           0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Diversified Research                 0.90%           0.20%         0.00%          0.01%          1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian International Small Cap                     1.10%           0.20%         0.00%          0.04%          1.34%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian U.S. Growth Equity                          0.80%           0.20%         0.00%          0.00%          1.00%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.00%          0.01%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Long/Short                                     1.00%           0.20%         1.06% D        0.01%          2.27%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle Core Equity                                            0.73%           0.20%         0.01%          0.01%          0.95%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.00%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.00%          1.06% E        1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.00%          0.00%          1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Income                                    0.82%           0.20%         0.00%          0.00%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.02% D        0.00%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.01%          1.17%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.01%          0.01%          0.92%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.01%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan International Value                                 0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan MidCap Growth                                       0.80%           0.20%         0.01%          0.01%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Emerging Markets                                      1.09%           0.20%         0.00%          0.02%          1.31%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Mid Cap Equity F                                      0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Small Cap Equity                                      0.85%           0.20%         0.01%          0.01%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.38%           0.20%         0.01%          0.01%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management International Index                0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.00%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.58%           0.20%         0.01%           0.01%         0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.61% E        0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.63% E        0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Oppenheimer Global Growth                                    0.84%           0.20%         0.01%          0.00%          1.05%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM Asia ex-Japan                                            1.10%           0.20%         0.00%          0.08%          1.38%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM China-India                                              1.20%           0.20%         0.00%          0.08%          1.48%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Real Return                                            0.60%           0.20%         0.00%          0.00%          0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.00%          0.01%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Core Equity F                                    0.75%           0.20%         0.01%          0.00%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America High Yield Bond F                                0.57%           0.20%         0.00%          0.01%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Mid Cap Value                                    0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Small Cap Value                                  0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Value Equity                                     0.65%           0.20%         0.01%          0.00%          0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Balanced                                              0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Money Market                                          0.38%           0.20%         0.00%          0.00%          0.58%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Value                                                 0.63%           0.20%         0.00%          0.00%          0.83%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Established Growth                             0.68%           0.20%         0.00%          0.01%          0.89%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.02%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Value                                          0.75%           0.20%         0.00%          0.01%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Conservative                                     0.18%           0.00%         0.00%          0.88% E        1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.91% E        1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate Growth                                  0.15%           0.00%         0.01%          0.96% E        1.12%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Growth                                           0.15%           0.00%         0.00%          0.98% E        1.13%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          1.02% E        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement Income                                        0.18%           0.00%         0.00%          0.90% E        1.08%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2015                                          0.18%           0.00%         0.00%          1.01% E        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2020                                          0.18%           0.00%         0.00%          1.02% E        1.20%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Retirement 2025                                          0.18%           0.00%         0.00%          1.04% E        1.22%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate                                     0.18%           0.00%         0.00%          0.69% E        0.87%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Moderate Growth                              0.18%           0.00%         0.00%          0.71% E        0.89%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Disciplined Growth                                       0.18%           0.00%         0.01%          0.67% E        0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Competitive Advantage                                    0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Dividend Income & Growth                                 0.50%           0.20%         0.00%          0.05%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Intrinsic Value                                          0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Total Yield                                              0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P 4                                                        0.05%           0.00%         0.00%          0.74% E        0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM 10                           0.44%           0.20%         0.02%          0.00%          0.66%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 10                          0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Global 15                          0.48%           0.20%         0.01%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 25                       0.50%           0.20%         0.04%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Value Line(R) 30                   0.43%           0.20%         0.16%          0.00%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.45%           0.20%         0.02%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.01%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.00%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL 5                              0.42%           0.20%         0.02%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management VIP                                0.44%           0.20%         0.05%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.46%           0.20%         0.05%          0.00%          0.71%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.01%          0.01%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.04%          0.01%          0.82%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Communications Sector              0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.51%           0.20%         0.03%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.44%           0.20%         0.03%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.50%           0.20%         0.03%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

       The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

       The JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

       The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

       The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

       All other Funds pay an administrative fee of 0.10%.

       The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.


                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.


         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)


         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes the maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         1 YEAR                3 YEARS             5 YEARS             10 YEARS
         $1,707                $2,753              $3,281              $6,086


         If you annuitize at the end of the applicable time period:


         1 YEAR *              3 YEARS             5 YEARS             10 YEARS
         $1,707                $2,753              $3,281              $6,086


         * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

         If you do NOT surrender your Contract:


         1 YEAR                3 YEARS             5 YEARS             10 YEARS
         $707                  $2,078              $3,281              $6,086


         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

         Your Contract is a Contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90.


         Your Contract Value may be allocated to:


                  o our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or


                  o our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

                  o Investment Divisions of the Separate Account that invest in underlying Funds.


         Your Contract, like all deferred annuity contracts, has two phases:

                  o the ACCUMULATION PHASE, when you make premium payments to us, and

                  o   the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.


               THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT
         CONTRACT VALUE ALLOCATED TO A GUARANTEED FIXED ACCOUNT OPTION AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE GUARANTEED FIXED ACCOUNT OPTIONS AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE GUARANTEED FIXED ACCOUNT OPTIONS AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE GUARANTEED FIXED ACCOUNT OPTIONS AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         THE GUARANTEED FIXED ACCOUNT

         Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one and three years). We guarantee principal and interest of any Contract Values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced by an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

         The DCA+ FIXED ACCOUNT OPTIONS, if available, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.


         THE GMWB FIXED ACCOUNT

         THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

         The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Guaranteed Fixed Account options and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 129. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 142.


                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         Your Contract Value may be allocated to no more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.


                JNL/Franklin Templeton Founding Strategy
                JNL/Mellon Capital Management Index 5
                JNL/Mellon Capital Management 10 x 10
                JNL/S&P Managed Conservative
                JNL/S&P Managed Moderate
                JNL/S&P Managed Moderate Growth
                JNL/S&P Managed Growth
                JNL/S&P Managed Aggressive Growth
                JNL/S&P Retirement Income
                JNL/S&P Retirement 2015
                JNL/S&P Retirement 2020
                JNL/S&P Retirement 2025
                JNL/S&P Disciplined Moderate
                JNL/S&P Disciplined Moderate Growth
                JNL/S&P Disciplined Growth
                JNL/S&P 4


         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

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                                JNL SERIES TRUST
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JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

                  Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

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JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

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JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.


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JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------

JNL/LAZARD MID CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------

JNL/LAZARD SMALL CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following
         Funds:
         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund; >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund;
            and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation and income by initially allocating in the following Funds:
         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5
            Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P
            500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P
            400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small
            Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management
            International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond
            Index Fund.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------

JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

         Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

         Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------

JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------

JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)


         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

         Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

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JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

         Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

         Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

         Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

         Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


         Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


         Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------

JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.


         Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.


--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.


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JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC


         Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
         500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:


         >> 25% in JNL/S&P Competitive Advantage Fund; and
         >> 25% in JNL/S&P Dividend Income & Growth Fund; and
         >> 25% in JNL/S&P Intrinsic Value Fund; and
         >> 25% in JNL/S&P Total Yield Fund.

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         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) the GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                              JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).


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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

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JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").JNL/MELLON CAPITAL MANAGEMENT 25 FUND
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     Jackson National Asset Management, LLC (and Mellon Capital Management
     Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:


         >> 20% in the DowSM 10 Strategy, a dividend yielding strategy; >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
         >> 20% in the Global 15 Strategy, a dividend yielding strategy; >> 20% in the 25 Strategy, a dividend yielding strategy; and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.


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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

         >>  The DowSM Core 5 Strategy;
         >>  The European 20 Strategy;
         >>  The Nasdaq(R) 25 Strategy;
         >>  The S&P 24 Strategy;
         >>  The Select Small-Cap Strategy; and
         >>  The Value Line(R) 30 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

         >> 25% in the Nasdaq(R) 25 Strategy;
         >> 25% in the Value Line(R) 30 Strategy;
         >> 24% in the European 20 Strategy;
         >> 14% in the Global 15 Strategy; and
         >> 12% in the 25 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


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JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.


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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

         The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by us. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 17240, Denver, Colorado 80217-9959, or by visiting WWW.JNL.COM.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:


         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years. Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, this charge will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.


         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

         o to make income payments for the life of the Annuitant during the income phase;

         o   to waive the withdrawal charge in the event of the Owner's death;
             and

         o to provide both basic and optional death benefits prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.


         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

         o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least three years without being withdrawn), PLUS


         o EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)


         o during each Contract Year 10% OF PREMIUM that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

        o    withdrawals in excess of the free withdrawal amounts, or

        o withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

        o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

        o    amounts withdrawn in a total withdrawal, or

        o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                  WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

COMPLETED YEARS SINCE RECEIPT OF PREMIUM            0        1        2       3+
WITHDRAWAL CHARGE                                  8%       7%       6%       0%

        For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

        NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

        We do not assess the withdrawal charge on any amounts paid out as:

        o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract
             Year);

        o    death benefits;

        o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);


        o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

        o if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.


        We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

        EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


        CONTRACT ENHANCEMENT CHARGE. If you select the Contract Enhancement, then for a period of three Contract Years, a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be imposed. This charge will also be assessed against any amounts allocated to the Guaranteed Fixed Account and the GMWB Fixed Account, resulting in a credited interest rate of 0.65% less than the annual credited interest rate that would apply to the Guaranteed Fixed Account or the GMWB Fixed Account if the Contract Enhancement had not been elected (and assuming no withdrawals).


        CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period. The amounts of these charges are as follows:

        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of Premium                 0           1           2          3+
        Recapture Charge                                         2%         1.5%       0.75%        0%

        We do not assess the recapture charge on any amounts paid out as:

        o    death benefits;

        o    withdrawals taken under the additional free withdrawal provision;

        o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;


        o if permitted by your state, withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

        o if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

        GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.40% annually). This charge is deducted from the Contract Value
        (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The actual deduction of the charge will be reflected in your quarterly statement. The GMIB Benefit Base is explained beginning on page 158 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

        7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 60. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

        PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                 For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                      Maximum Annual Charge            Current Annual Charge
                  ------------------------------ -------------------------------
                  ------------------------------ --------------- ---------------
                      Quarterly or Monthly         Quarterly          Monthly
                              0.75%                0.50% / 4        0.51% / 12


                  You pay the applicable annual percentage of the GWB each calendar quarter. IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).


                  For Contracts to which this GMWB is added BEFORE JANUARY 17, 2006, the charge is:

                              Maximum Annual Charge       Current Annual Charge
                          ------------------------------ -----------------------
                          ------------------------------ -----------------------
                                      0.70%                       0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB is added BEFORE FEBRUARY 23, 2005, the charge is:

                              Maximum Annual Charge       Current Annual Charge
                          ------------------------------ -----------------------
                          ------------------------------ -----------------------
                                      0.70%                       0.35%
                               0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

        We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


        The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 60. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

        GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 65.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 65. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 72.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


         We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


         We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 77. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 82.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.

         The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 86. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74        0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80        0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 86. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 86. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 93.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 93. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 93. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 102.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each calendar quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 102. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 102. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 110.

Annual Charge                  Maximum                     Current

--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------

Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12

--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------

Charge Basis                                   GWB

--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------

Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 110. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 110. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 119.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 119. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 119. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 129.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 136.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 139. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 129. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 142.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


         You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 149.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 153. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 142. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 59 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

                  If you select the 5% COMPOUNDED DEATH BENEFIT, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION DEATH BENEFIT, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

         We stop deducting these charges on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 14.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

         Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC we are affiliated with the following broker-dealers:

         o    National Planning Corporation,

         o    SII Investments, Inc.,

         o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

         o    Investment Centers of America, Inc., and

         o    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

         o       $10,000 under most circumstances

         o       $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

         o       $500 for a qualified or non-qualified plan

         o       $50 for an automatic payment plan

         o You can pay additional premiums at any time during the accumulation phase


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. There is a $100 minimum balance requirement for each Investment Division and Guaranteed Fixed Account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account and GMWB Fixed Account.


         MAXIMUM PREMIUMS:

        o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value among more than 18 Allocation Options at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page
         129. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 142.


         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


         OPTIONAL CONTRACT ENHANCEMENT. If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment. There is a charge, described above, that is assessed against the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account for the Contract Enhancement. We will also impose a Contract Enhancement recapture charge during the first three Contract Years if you:


         o make withdrawals in excess of the free withdrawals permitted by your Contract,

         o       elect to receive payment under an income option, or

         o       return your Contract during the Free Look period.

         We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with your Contract's free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See Example 2 in Appendix B for an illustration.) Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on the charge for the Contract Enhancement. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three Contract Years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first three years after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.


         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the third Contract Year.

         Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

         In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

         o       death benefits computed on the basis of Contract Value;

         o withdrawals taken under the additional free withdrawal provision;

         o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

         o       if permitted by your state, withdrawals under our:


                 o  Terminal Illness Benefit;
                 o  Specified Conditions Benefit; or
                 o  Extended Care Benefit.  (See page 58 below.)


         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1 or 3 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account options are available. You should consult your Jackson representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premiums to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


         The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.


         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

         o determining the total amount of assets held in the particular Investment Division;

         o subtracting any asset-based charges and taxes chargeable under the Contract; and

         o       dividing this amount by the number of outstanding Accumulation
                 Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.


                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

         o       limiting the number of transfers over a period of time;

         o       requiring a minimum time period between each transfer;

         o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

         o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owner, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

         o       by making either a partial or complete withdrawal,

         o       by electing the Systematic Withdrawal Program,

         o       by electing a Guaranteed Minimum Withdrawal Benefit, or

         o       by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement; and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 34.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 166.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

         o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

         o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:


                 o        Heart attack
                 o        Stroke
                 o        Coronary artery surgery
                 o        Life threatening cancer
                 o        Renal failure or
                 o        Alzheimer's disease; and


         o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.


         YOU MAY EXERCISE THESE BENEFITS ONCE UNDER YOUR CONTRACT.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:

         * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 119 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 142.)


         * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


         The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 168 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION OF THE GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than the GAWA impact the GAWA differently, depending on when you elected the GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

         o the GWB prior to the partial withdrawal less the partial withdrawal; or
         o       zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

         o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
         o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

         o       the GAWA prior to the partial withdrawal; or
         o       the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

         o       the GAWA prior to the partial withdrawal, or

         o       the GWB after the partial withdrawal,

                                 - or -

         For Contracts to which this endorsement is added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For Contracts to which is endorsement is added BEFORE MAY 2, 2005, 7% of the greater of:

         1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
         2.      the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                 Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                 If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                 The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                 If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.

         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                      ------------------------------------------
         WITH A STEP-UP - The GWB equals Contract Value.

                                      The GAWA is recalculated, equaling the
                                      greater of: o 7% of the new GWB; OR o The
                                      GAWA before the Step-Up.
                                      ------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

         o For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         CONVERSION. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary five years after the later of your endorsement's effective date or last Step-Up. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

         With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

         There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

         Converting your 7% GMWB to LifeGuard Freedom or LifeGuard Freedom with Joint Option may be advantageous if you desire annual Step-Ups of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom or LifeGuard Freedom with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom with Joint Option.

         Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

         Please consult your representative to be sure whether a conversion is right for you.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

         *       The Owner's (or any joint Owner's) death;

         OR

         * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

         PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                             ---------------------------------------------------


WHEN THIS GMWB IS ADDED TO   The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE    applicable premium taxes.
DATE -

                             The GAWA is determined based on the
                             Owner's attained age at the time of
                             first withdrawal and equals the GAWA
                             percentage multiplied by the GWB prior
                             to the partial withdrawal. See the GAWA
                             percentage table below.

                             ---------------------------------------------------


                             ---------------------------------------------------


WHEN THIS GMWB IS ADDED TO   The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT recapture charge on any Contract Enhancement. ANNIVERSARY -

                             The GAWA is determined based on the
                             Owner's attained age at the time of
                             first withdrawal and equals the GAWA
                             percentage multiplied by the GWB prior
                             to the partial withdrawal. See the GAWA
                             percentage table below.

                             ---------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                             ---------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL  The GWB is recalculated, equaling the greater of:
PRIOR WITHDRAWALS IN THE        * The GWB before the withdrawal less the
CURRENT CONTRACT YEAR,            withdrawal; OR
IS LESS THAN OR EQUAL TO        * Zero.
THE GREATER OF THE GAWA OR
RMD, AS APPLICABLE -         The GAWA is recalculated, equaling the lesser of:
                                * The GAWA before the withdrawal; OR
                                * The GWB after the withdrawal.

                             ---------------------------------------------------


         You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE                * Contract Value after the withdrawal
CURRENT CONTRACT YEAR,                    less any recapture charge on any
EXCEEDS THE GREATER OF THE                Contract Enhancement; OR
GAWA OR RMD, AS APPLICABLE -            *   The greater of the GWB before
                                            the withdrawal less the
                                            withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser of:
                                        * The GAWA before the withdrawal; OR
                                        * The GWB after the withdrawal; OR
                                        * The GAWA percentage multiplied by the
                                          Contract Value after the withdrawal
                                          less any recapture charge on any
                                          Contract Enhancement.

                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                        *   The GAWA percentage multiplied
                                            by the subsequent premium
                                            payment net of any applicable
                                            premium taxes; OR
                                        *   The GAWA percentage multiplied
                                            by the increase in the GWB - IF
                                            THE MAXIMUM GWB IS HIT.

                             ---------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                 -----------------------------------------------

WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                        * The GAWA percentage multiplied by the
                                          new GWB, OR
                                        * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                        * The GWB before the payment less
                                          the payment; OR
                                        * Zero.

                                The GAWA is recalculated, equaling the
                                lesser of:
                                        * THE GAWA BEFORE THE PAYMENT; OR
                                        * The GWB after the payment.

                                ------------------------------------------------

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The first date both the GWB and the Contract Value equals zero; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

       ANNUITIZATION.

       On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *     zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or
                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the
                       Contract Value is reduced by the Excess Withdrawal, or
                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or
                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, or RMD, as applicable, and this endorsement was added to your Contract BEFORE MARCH 31, 2008, the GWB is equal to the lesser of:


                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:


                 *     the GAWA prior to the partial withdrawal, or
                 *     the GWB after the partial withdrawal, or
                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *     zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or
                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or
                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or
                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE MARCH 31, 2008, the GWB is equal to the lesser of:


                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal, or
                 *     the GWB after the partial withdrawal, or
                 * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or
                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or
                 *     the GWB after the partial withdrawal; or
                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero- whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                 * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS               * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE                 less the withdrawal; OR
GREATER OF THE GAWA OR RMD,             * Zero.
AS APPLICABLE -

                                The GAWA:
                                        * Is unchanged WHILE THE FOR LIFE
                                          GUARANTEE IS IN EFFECT; OTHERWISE
                                        * Is recalculated, equaling the lesser
                                          of the GAWA before the withdrawal, or
                                          the GWB after the withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE                * Contract Value after the withdrawal
CURRENT CONTRACT YEAR,                    less the recapture charge on any
EXCEEDS THE GREATER OF THE                Contract Enhancement; OR
GAWA OR RMD, AS APPLICABLE -            * The greater of the GWB before
                                          the withdrawal less the
                                          withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                        * 5% of the Contract Value after the
                                          withdrawal less the recapture charge
                                          on any Contract Enhancement; OR
                                        * The greater of 5% of the GWB after the
                                          withdrawal, or zero.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawal in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                The  GAWA is also recalculated, increasing by:
                                        * 5% of the premium net of any
                                          applicable premium taxes; OR
                                        * 5% of the increase in the GWB - IF THE
                                          MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                     *  5% of the new GWB; OR
                                     *  The GAWA before the Step-Up.
                                ------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                        * The GWB before the payment less
                                          the payment; OR
                                        * Zero.

                                The GAWA:
                                        * Is unchanged SO LONG AS THE FOR LIFE
                                          GUARANTEE IS IN EFFECT; OTHERWISE
                                        * Is recalculated, equaling the
                                          lesser of the GAWA before, or
                                          the GWB after, the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is
                              void.

                            * Only the GWB is payable while there is value to it
                              (until depleted).

                            * Step-Ups will continue automatically or as
                              permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based
                              on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


         *  How the bonus is calculated;

         * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

         *  For how long the bonus is available; and

         *  When and what happens when the bonus is applied to the
            GWB.
              ------------------------------------------------------------------

              The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ==================================================================

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.


                             * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                             * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.


                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


              When the bonus is applied:

                   * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.


         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB
                                prior to the partial withdrawal. See
                                the GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.
                                ------------------------------------------------

                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB
                                prior to the partial withdrawal. See
                                the GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:


                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before the withdrawal, or
                                      the GWB after the withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE            * Contract Value after the withdrawal less
CURRENT CONTRACT YEAR,                the recapture charge on any Contract
EXCEEDS THE GREATER OF THE            Enhancement; OR
GAWA OR RMD, AS APPLICABLE -        * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal less
                                      the recapture charge on any Contract
                                      Enhancement; OR
                                    * The GAWA percentage multiplied by the
                                      GWB after the withdrawal.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first
                      RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

                 ---------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA is
                                also recalculated, increasing by:
                                   *  The GAWA percentage multiplied by
                                      the subsequent premium payment
                                      net of any applicable premium
                                      taxes; OR
                                   *  The GAWA percentage multiplied by
                                      the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum).

                                If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                     *   If there are joint Owners, the GAWA
                                         percentage is recalculated based on
                                         the oldest joint Owner.
                                     *   The GAWA percentage will not be
                                         recalculated upon step-ups following
                                         Spousal Continuation.

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.
                                ------------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                * The GWB before the payment less the payment;
                                  OR
                                * Zero.

                                The GAWA:
                                *  Is unchanged SO LONG AS THE FOR LIFE
                                   GUARANTEE IS IN effect; OTHERWISE
                                *  Is recalculated, equaling the
                                   lesser of the GAWA before, or the
                                   GWB after, the payment.
                                ------------------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
 CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any
ANNIVERSARY -                   Contract Enhancement.

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:


                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the lesser of:
PRIOR WITHDRAWALS IN THE            * Contract Value after the withdrawal less
CURRENT CONTRACT YEAR,                the recapture charge on any Contract
EXCEEDS THE GREATER OF THE            Enhancement; OR
GAWA OR RMD, AS APPLICABLE -        * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal less
                                      the recapture charge on any Contract
                                      Enhancement; OR
                                    * The GAWA percentage multiplied by the
                                      GWB after the withdrawal.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                      Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                      If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first
                      RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

                 ---------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                If the premium payment is received after the
                                first withdrawal, the GAWA is also recalculated, increasing by:
                                   * The GAWA percentage multiplied by the
                                     subsequent premium payment net of any
                                     applicable premium taxes; OR
                                   * The GAWA percentage multiplied by the
                                     increase in the GWB - IF THE MAXIMUM
                                     GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Endorsement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum).

                                If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                   * The GAWA percentage will not be
                                     recalculated upon step-ups following
                                     Spousal Continuation if the spouse electing
                                     Spousal Continuation is not a Covered Life.

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                   * The GAWA percentage multiplied by the
                                     new GWB, OR
                                   * The GAWA prior to Step-Up.
                                ------------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 102 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.
                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.
                                ------------------------------------------------

          Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

          SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS               The GWB equals initial premium net of any
ADDED TO THE                    applicable premium taxes.
CONTRACT ON THE ISSUE DATE -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
 CONTRACT ON ANY CONTRACT       recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before the withdrawal, or the GWB after the withdrawal.

                                ------------------------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                           -------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR,               * The GWB prior to the partial
EXCEEDS THE GREATER OF THE             withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -           dollar-for-dollar for any
                                       portion of the partial
                                       withdrawal not defined as an
                                       Excess Withdrawal (see
                                       below), then reduced in the
                                       same proportion that the
                                       Contract Value is reduced by
                                       the Excess Withdrawal; OR
                                     * Zero.

                                The GAWA is recalculated as follows:
                                     *   If the For Life Guarantee is
                                         in force, the GAWA prior to
                                         the partial withdrawal is
                                         reduced in the same
                                         proportion that the Contract
                                         Value is reduced by the
                                         Excess Withdrawal.
                                     *   If the For Life Guarantee is
                                         not in force, the GAWA is
                                         equal to the lesser of:
                                         o The GAWA prior to the partial
                                           withdrawal reduced in the same
                                           proportion that the Contract Value
                                           is reduced by the Excess Withdrawal,
                                           OR
                                         o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June
                   30. If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   *   The GAWA percentage multiplied
                                       by the subsequent premium
                                       payment net of any applicable
                                       premium taxes; OR
                                   *   The GAWA percentage multiplied
                                       by the increase in the GWB - IF
                                       THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                        new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS LESS      * The quarterly adjusted Contract Value
THAN OR EQUAL TO THE GREATER          before the withdrawal less the withdrawal;
OF THE GAWA OR RMD, AS                OR
APPLICABLE -                        * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,             * The quarterly adjusted
EXCEEDS THE GREATER OF THE           Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -         partial withdrawal, first
                                     reduced dollar-for-dollar for
                                     any portion of the partial
                                     withdrawal not defined as an
                                     Excess Withdrawal (see above),
                                     then reduced in the same
                                     proportion that the Contract
                                     Value is reduced by the Excess
                                     Withdrawal; OR
                                   * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                   * The GWB before the payment less
                                     the payment; OR
                                   * Zero.
                                The GAWA:
                                   * Is unchanged SO LONG AS THE FOR LIFE
                                     GUARANTEE IS IN effect; OTHERWISE
                                   * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            *   Step-Ups will continue as permitted in
                                accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------

           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 *   The GWB is recalculated, increasing by 7% of the Bonus
                     Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

           ---------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE             less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before the
                                      withdrawal, or the GWB after
                                      the withdrawal.

                                ------------------------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL    The GWB is recalculated, equaling the greater of:
PRIOR WITHDRAWALS IN THE            * The GWB prior to the partial
CURRENT CONTRACT YEAR,                withdrawal, first reduced
EXCEEDS THE GREATER OF                dollar-for-dollar for any
THE GAWA OR RMD, AS                   portion of the partial
APPLICABLE -                          withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal, OR
                                        o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.


                                ------------------------------------------------


WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                    *   The GAWA percentage multiplied
                                        by the subsequent premium
                                        payment net of any applicable
                                        premium taxes; OR
                                    *   The GAWA percentage multiplied
                                        by the increase in the GWB -
                                        IF THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ---- -- ----------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS LESS      * The quarterly adjusted Contract Value
THAN OR EQUAL TO THE GREATER          before the withdrawal less the withdrawal;
OF THE GAWA OR RMD, AS                 OR
APPLICABLE -                        * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,              * The quarterly adjusted
EXCEEDS THE GREATER OF THE            Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -          partial withdrawal, first
                                      reduced dollar-for-dollar for
                                      any portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 119 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.
                                 The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------

           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 * The GWB is recalculated, increasing by 7% of the Bonus Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

           ---------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

         This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes effective on the Contract Issue Date.

                                ------------------------------------------------


                                ------------------------------------------------


WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.

                                ------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                      o The GAWA prior to the partial withdrawal
                                        reduced in the same proportion that the
                                        Contract Value is reduced by the Excess
                                        Withdrawal (see below), OR
                                      o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.
                       (See Example 3 in Appendix D.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   *   The GAWA percentage multiplied
                                       by the subsequent premium
                                       payment net of any applicable
                                       premium taxes; OR
                                   *   The GAWA percentage multiplied
                                       by the increase in the GWB - IF
                                       THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                    * The GAWA percentage multiplied by the
                                      new GWB, OR
                                    * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS            * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE              before the withdrawal less the
GREATER OF THE GAWA OR RMD,            withdrawal; OR
AS APPLICABLE -                      * Zero.

                                ------------------------------------------------

                                ------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,               * The quarterly adjusted
EXCEEDS THE GREATER OF THE             Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -           partial withdrawal, first
                                       reduced dollar-for-dollar for
                                       any portion of the partial
                                       withdrawal not defined as an
                                       Excess Withdrawal (see above),
                                       then reduced in the same
                                       proportion that the Contract
                                       Value is reduced by the Excess
                                       Withdrawal; OR
                                     * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GMWB death benefit before the
LESS THAN OR EQUAL TO THE             withdrawal less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -

                                ------------------------------------------------

                                ------------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GMWB death benefit prior
EXCEEDS THE GREATER OF THE            to the partial withdrawal,
GAWA OR RMD, AS APPLICABLE -          first reduced
                                      dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.



                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.
                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * The GMWB death benefit is void and will not be included in the continuation adjustment.

                            *   The GWB adjustment provision is void.

                            *   The Bonus provision is void.

                            * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the duration since the effective date of the GMWB endorsement.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------


              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

              ------------------------------------------------------------------


                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.

              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 6% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

              ------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

         This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.

                                ------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                           -------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                      o The GAWA prior to the partial withdrawal
                                        reduced in the same proportion that the
                                        Contract Value is reduced by the Excess
                                        Withdrawal (see below), OR
                                      o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 166.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.
                       (See Example 3 in Appendix D.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   * The GAWA percentage multiplied
                                     by the subsequent premium
                                     payment net of any applicable
                                     premium taxes; OR
                                   * The GAWA percentage multiplied
                                     by the increase in the GWB - IF
                                     THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                 -----------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS           * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE             before the withdrawal less the withdrawal;
GREATER OF THE GAWA OR RMD,           OR
AS APPLICABLE -                     * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,               * The quarterly adjusted
EXCEEDS THE GREATER OF THE             Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -           partial withdrawal, first
                                       reduced dollar-for-dollar for
                                       any portion of the partial
                                       withdrawal not defined as an
                                       Excess Withdrawal (see above),
                                       then reduced in the same
                                       proportion that the Contract
                                       Value is reduced by the Excess
                                       Withdrawal; OR
                                     * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS            * The GMWB death benefit before the
LESS THAN OR EQUAL TO THE              withdrawal less the withdrawal; OR
GREATER OF THE GAWA OR RMD,          * Zero.
AS APPLICABLE -

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,               * The GMWB death benefit prior
EXCEEDS THE GREATER OF THE             to the partial withdrawal,
GAWA OR RMD, AS APPLICABLE -           first reduced
                                       dollar-for-dollar for any
                                       portion of the partial
                                       withdrawal not defined as an
                                       Excess Withdrawal (see above),
                                       then reduced in the same
                                       proportion that the Contract
                                       Value is reduced by the Excess
                                       Withdrawal; OR
                                     * Zero.

                                ------------------------------------------------


         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D. Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                     * The GWB before the payment less
                                       the payment; OR
                                     * Zero.
                                The GAWA:
                                     * Is unchanged SO LONG AS THE FOR LIFE
                                       GUARANTEE IS IN effect; OTHERWISE
                                     * Is recalculated, equaling the
                                       lesser of the GAWA before, or
                                       the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

                                If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

                            * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

                            * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

                            *   Step-Ups will continue as permitted in
                                accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

                            * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 164.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 58 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------

              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 7% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

              ------------------------------------------------------------------

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. A specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

         In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

         o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

         o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

         o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

         o       the SEC, by order, may permit for the protection of Owners.


         We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account and GMWB Fixed Account for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

         If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the required minimum distribution for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

         o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

         o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

         o       which income option you select; and

         o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). An income option may be elected or changed up to seven days prior to the Income Date. The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD"). The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if:

         o       you elect it prior to your Contract's Issue Date;

         o       the Annuitant is not older than age 75 on the Issue Date; and

                 o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

         o       the Income Date (if prior to the effective date of the GMIB);

         o the 31st calendar day following the Contract anniversary immediately after the Annuitant's 85th birthday;

         o       the date you make a total withdrawal from the Contract;

         o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

         o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available.

         After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE (A) IS:

         o all premiums you have paid (net of any applicable premium taxes); PLUS

         o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

         o an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals); MINUS

         o annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

         o       any taxes incurred, or chargeable under the Contract;

         compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised;

         AND (B) IS:

         o the greatest Contract Value on any Contract anniversary prior to the Annuitant's 81st birthday; MINUS

         o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

         o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

         o any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

         o       any taxes deducted after that Contract anniversary.

         All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and Excess Interest Adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal. When
         (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

         The GMIB Benefit Base will never exceed:

         o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

         o any withdrawals (including related charges and Excess Interest Adjustments); MINUS

         o annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and MINUS

         o       taxes incurred since that Contract was issued.


         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.


         Among other requirements applicable to contracts issued to entities/Owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB.

                                  DEATH BENEFIT


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.


         The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

                  (a) your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

                  (b) total "NET PREMIUM" (premiums you paid net of premium
                      taxes MINUS any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid (these charges are collected from Contract Value)), compounded at 2%.

         The amounts in (b) are limited to 250% of Net Premiums paid under the Contract.

         For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

         The death benefit can be paid under one of the following death benefit options:

                  o   single lump sum payment; or

                  o payment of entire death benefit within 5 years of the date of death; or

                  o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

         Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.

         As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law. The Preselected Death Benefit Option may not be available in all states.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define EARNINGS as the amount by which the sum of your Contract Value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.

         In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

         o if your Contract is in the income phase at the time of your death;

         o       if there are no earnings in your Contract; or

         o if your spouse exercises the Special Spousal Continuation Option (described below) and either

         o       is age 76 or older at the Continuation Date or

         o       elects to discontinue the Earnings Protection Benefit.

         If you elect this benefit, we will deduct an additional annualized charge of 0.30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

         This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

                  I. 5% COMPOUNDED DEATH BENEFIT, changes your basic death
                     benefit to the greatest of:

                     (a) Your "Contract Value" on the date we receive proof of death and completed claim forms from your Beneficiary; or

                     (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid
                          - these charges are collected from Contract Value), compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

                     (c) Your Contract Value at the end of your seventh Contract Year, PLUS Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

                          Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

                  II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

                     (a) Your "Contract Value" on the date we receive proof of death and completed claim forms from your Beneficiary; or

                     (b) Total Net Premiums since your Contract was issued, compounded at 2%; or

                     (c) Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary. Amounts in (b) are limited to 250% of Net Premiums paid under your Contract.

                 III. COMBINATION DEATH BENEFIT, changes your basic death
                      benefit to the greatest of:

                     (a) Your "Contract Value" on the date we receive proof of death and completed claim forms from your Beneficiary; or

                     (b) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

                     (c) Your Contract Value at the end of your seventh Contract Year, PLUS Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

                     (d) Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

                          Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

         For purposes of calculating I. (b), (c), II. (b), (c) and III. (b), (c) and (d), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items I. (b), (c), II. (b), (c) and III.
         (b), (c) and (d) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

         You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer you are to age 81 when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

         If an optional death benefit is selected, the use of multiple contracts by related entities/Owners to avoid the 250% premium limit will not permitted. Selection of these optional benefits is subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

         EACH OF THE THREE OPTIONAL DEATH BENEFITS IS DESIGNED TO INCREASE YOUR DEATH BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE THREE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and Optional Death Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. However, the spouse may continue the Contract at Contract Value without exercising the Special Spousal Continuation Option. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 158. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY." The Contract, and its optional benefits, remains the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.


         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.


         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

         o       paid on or after the date you reach age 59 1/2;

         o       paid to your Beneficiary after you die;

         o paid if you become totally disabled (as that term is defined in the Code);

         o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

         o       paid under an immediate annuity; or

         o       which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

         o       reaches age 59 1/2;

         o       leaves his/her job;

         o       dies;

         o       becomes disabled (as that term is defined in the Code); or

         o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

         o there was a written agreement providing for payments of the fees solely from the annuity Contract,

         o       the Contract Owner had no liability for the fees, and

         o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.


         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.


         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 87 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


         WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                  (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

                  (b) a required minimum distribution;

                  (c) a hardship withdrawal; or

                  (d) the non-taxable portion of a distribution.


         JACKSON TAXATION


         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account options is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Account options from the one-year Guaranteed Fixed Account or any of the Investment Divisions. If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the Guaranteed Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Account options. The DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Account options chosen over the DCA+ term selected. You should consult your Jackson representative with respect to the current availability of the Guaranteed Fixed Account options and the availability of DCA+.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return:

         o       the Contract Value, PLUS

         o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

         o       any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

         o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

         o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

         o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

         o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


         LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

         o       Information we receive from you on applications or other forms;

         o       Information about your transactions with us;

         o       Information we receive from a consumer reporting agency;

         o Information we obtain from others in the process of verifying information you provide us; and

         o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.



"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:
         o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
         o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
         o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
         o Have any responsibility or liability for the administration, management Or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
         o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

         o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:
         o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;
         o       THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
         o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
         o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
         o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ..............................................2

Services .....................................................................5

Purchase of Securities Being Offered .........................................5


Underwriters .................................................................6

Calculation of Performance ...................................................6

Additional Tax Information ...................................................8


Annuity Provisions ..........................................................17

Net Investment Factor .......................................................18

Condensed Financial Information .............................................18

                                       A-2
                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management DowSM Dividend Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

           * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

                 * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
                      OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

                 *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

                 * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

           * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

           * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                       B-1
                                   APPENDIX B

                     CONTRACT ENHANCEMENT RECAPTURE CHARGES

--------------------------------------------------------------------------------
EXAMPLE 1
--------------------------------------------------------------------------------
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Year 2
                        2.00%  : Contract Enhancement
                        1.50%  : Recapture Charge Year 2
                        5.50%  : Net Return

AT END OF YEAR 2
                   113,528.55  : Contract Value at end of year 2
                   100,000.00  : Net Withdrawal requested

                    13,528.55  : Earnings
                    94,504.32  : Premium withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   108,032.87  : Total Gross Withdrawal

                   108,032.87  : Total Gross Withdrawal
                    -6,615.30  : Withdrawal Charge
                    -1,417.57  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXAMPLE 2
--------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Contribution Year 3
                         .75%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 2
                        1.50%  : Recapture Charge Contribution Year 2

                        2.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   204,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     4,000.00  : Earnings
                    16,000.00  : Additional Free withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                     40,163.94 : Premium 2 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   160,163.94  : Total Gross Withdrawal

                   160,163.94  : Total Gross Withdrawal
                    -6,000.00  : Withdrawal Charge from Premium 1
                      -750.00  : Recapture Charge from Premium 1
                    -2,811.48  : Withdrawal Charge from Premium 2
                      -602.46  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.

1717 Capital Management Co.                Capital Investment Group                FNB Brokerage Services
1st Discount Brokerage Inc.                Capital Strategies Financial            Foothill Securities Inc.
1st Global Capital Corporation             Capwest Securities Inc.                 Fortune Financial Services
1st Worldwide Financial Partners           Centaurus Financial Inc.                Founders Financial Securities
A G Edwards & Sons                         Century Securities                      FSC Securities Corporation
Advanced Advisor Group LLC                 CFD Investments Inc.                    Fulcrum Securities Inc.
AFS Brokerage Inc.                         Chevy Chase Securities Inc.             GA Repple & Company
AIG Financial Advisors                     Choice Investments Inc.                 Geneos Wealth Management Inc.
American General Securities                Colonial Brokerage Inc.                 Gilman Ciocia
American Investment                        Colonial Investments Services           Great American Advisors Inc.
American Portfolios Financial Services     Commonwealth Financial Network          Great Nation Investment Corp
Ameritas Investment Corp                   Countrywide Investment Service          Gunn Allen Financial Inc.
Askar Corp                                 Crowell Weedon & Co                     GW Sherwold
Associated Securities Corp                 Crown Capital Securities LP             GWN Securities Inc.
Axa Advisors LLC                           Cue Financial Group                     H Beck Inc.
B C Ziegler & Company                      Cumberland Brokerage Corp               H D Vest Investment Securities
Bancwest Investment Services Inc.          CUSO Financial Services                 H&R Block Financial Advisors
BB&T Investment Services Inc.              Despain Financial Corporation           H.S. Dent
BCG Securities                             E Planning Securities Inc.              Haas Financial Products
Beneficial Investment Services             Equable Securities Corp                 Hantz Financial Services
Bentley Lawrence Securities                Equitas America                         Harbour Investment Inc.
BI Investments                             ESI Financial                           Harvest Capital LLC
BOSC, Inc.                                 Fenwick Securities                      Harvest Companies
Brecek & Young Advisors Inc.               Ferris Baker Watts Inc.                 HBW Securities
Brewer Financial Services                  FFP Securities Inc.                     Heim Young & Associates Inc.
Broker Dealer Financial Services Corp      Fifth Third Securities                  Heritage Study Group
Brookstone Securities                      Financial Network Investment            Hornor Townsend & Kent Inc.
Brookstreet Securities Corp                Financial Security Management           HSBC
Bueter & Company Inc.                      Financial Services                      Huckin Financial Group Inc.
Butler Freeman Tally Group Financial       Financial West Investment Group         Huntleigh Securities Corp
Cadaret Grant & Company                    First Allied Securities                 ICBA Financial Services
Calton & Associates Inc.                   First Brokerage American LLC            IFMG Securities
Cambridge Investment Research              First Financial Equity                  IMS Securities
Capital Analysts Inc.                      First Heartland Capital Inc.            Independent Financial Group
Capital Financial Services                 First Merit                             Indiana Merchant Banking



Infinex Investments Inc.                   Main Street Securities                  Packerland Brokerage Services
ING Financial                              Medallion Investment Services           Park Avenue Securities
Institutional Securities Corp              Michigan Securities Inc.                Peak Securities
Inter Securities Inc.                      Mid Atlantic Securities Inc.            Pension Planners Securities
Intercarolina Financial Services           Midwest Financial & Inv Services        Peoples Securities
Intervest International Equities Corp      Milkie/Ferguson Investments             PFIC Securities
Invest Financial Corporation               MML Investors Services Inc.             Planmember Securities
Investacorp Inc.                           Money Concepts Capital Corp             Prime Capital Services Inc.
Investment Centers of America, Inc.        Money Management Advisory               Prime Vest Financial Services
Investment Professionals Inc.              Moors & Cabot Inc.                      Princor Financial Services Corp
Investors Capital Corp                     Morgan Keegan                           Pro Equities Inc.
Investors Security Co Inc.
J P Turner & Co LLC                        Morgan Peabody Inc.                     Professional Asset Management
J W Cole Financial Inc.                    MTL Equity Products Inc.                Purshe Kaplan Sterling Investments
Janney Montgomery Scott LLC                Multi-Financial Securities Corp         QA3 Financial Corporation
Jefferson Pilot Securities Corp            Mutual Service Corporation              Questar Capital Corporation
Jesup & Lamont Securities Corp             MWA Financial Services Inc.             R.L. Harger & Associates Inc.
JJB Hilliard WL Lyons Inc.                 National Planning Corporation           Raymond James Financial
JRL Capital Corporation                    National Securities Corp                RBC Dain Rauscher Inc.
KCD Financial                              New Alliance Investments Inc.           Regal Securities Inc.
Kenai Investments Inc.                     New England Securities                  Resource Horizons Group
Key Investments                            Newbridge Securities Corp               River Stone Wealth Management
KMS Financial Services                     Next Financial Group Inc.               RMIN Securities Inc.
Koehler Financial LLC                      NFP Securities Inc.                     RNR Securities LLC
Kovack Securities Inc.                     North Atlantic Securities LLC           Robert W Baird & Co Inc.
Labrunerie Financial Inc.                  Northridge Securities Corp              Royal Alliance Associates Inc.
Lasalle St Securities LLC                  NPB Financial Group                     Ryan Beck & Co
Legacy Financial Services                  NPF Securities                          Rydex Distributors Inc.
Legend Equities                            O.N. Equity Sales Company               Sammons Securities Company Inc.
Leonard & Company                          Ogilvie Securities                      Sanders Morris Harris Inc.
Liberty Partners Financial Services        Oneamerica Securities                   SCF Securities
Lincoln Financial Advisors                 Oppenheimer & Co                        Schlitt Investor Services Inc.
Lincoln Investment Planning                Pacific RP Group                        Scott & Stringfellow Inc.
Linsco/Private Ledger Corporation          Pacific West                            Securian Financial Services
M&T Securities



Securities America                      UBOC Union Banc
Securities Service Network              UBS Financial Services Inc.
Sicor Securities Inc.                   United Equity Securities
Sigma Financial Corporation             United Planners Financial
Signator Investors Inc.                 United Securities Alliance Inc.
SII Investments, Inc.                   USA Advanced Planners Inc.
Silver Oak Securities                   USA Financial Securities Corp
Sky Bank                                UVEST Financial
Sorrento Pacific                        Valmark Securities Inc.
Southwest Investments                   VSR Financial Services Inc.
Southwest Securities Financial          W.H. Colson Securities
Services
Stanford Group Company                  Wachovia Securities Inc.
Steadfast Foundation                    Wall Street Financial Group
Sterne Agee Financial Services          Walnut Street Securities Inc.
Stifel Nicolaus & Company               Waterstone Financial Group
Strategic Financial Alliance            Webster Investments
Summit Brokerage Services Inc.          Wellstone Securities
Summit Equities Inc.                    Western Equity Group
SummitAlliance Securities LLC           Western International Securities Inc.
Sunset Financial Services Inc.          Westminster Financial
SWBC Investments                        Wilbanks Securities
SWS Financial Service Inc.              William R Pintaric & Assoc
Synergy Investment Group                Williams Financial Group
TFS Securities Inc.                     WM Financial Services Inc.
Thomas McDonald Partners                Woodbury Financial Services Inc.
Thrivent Investment Management          Workman Securities Corp
Tower Square Securities                 World Choice Securities Inc.
Traderlight Securities Inc.             World Equity Group Inc.
Traid Advisors Inc.                     World Group Securities Inc.
Transamerica Financial                  WRP Investments Inc.
Tricor                                  XCU Capital
Triune Capital Advisors
Trustmont Financial


                                   APPENDIX D


                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.


EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

* Example 1a: If the GMWB is elected at issue:

  * Your initial GWB is $100,000, which is your initial Premium payment.

  * Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 =
    $5,000).

* Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

  * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
  * Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 =
    $5,250).

* Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

  * Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

  * Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 =
    $5,250).

* Notes:

  * If your endorsement contains a varying benefit percentage:

    - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

    - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

  * If your endorsement includes a Guaranteed Withdrawal Balance
    Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

  * If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

* If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
  0.05 = $5,000).

* If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.


* Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

  * Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

  * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment
    ($50,000*0.05 = $2,500).

* Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

  * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

  * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

* Notes:

  * If your endorsement contains a varying benefit percentage:

    - Your GAWA is recalculated upon payment of an additional
      Premium (as described above) only if such payment occurs after your GAWA% has been determined.

    - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment. If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

  * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
    - If the Premium payment occurs prior to the first Contract
      Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times
      200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 +
      $100,000 = $300,000.

    - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.


EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

  * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

  * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
    However, if you have elected a For Life GMWB and the For Life
    Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint
    Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

  * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500). Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

  * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

  * If your endorsement includes a Guaranteed Withdrawal Balance
    Adjustment provision, your Guaranteed Withdrawal Balance
    Adjustment provision is terminated since a withdrawal is taken.

  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.


* Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

  * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
      ($130,000 - $5,000)) = $91,200].

  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
      Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

  * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
      $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life
      GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income
      Date.

    - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income
      Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

  * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
      ($105,000 - $5,000)) = $90,250].

    - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
      Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

  * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].
      If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

    - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income
      Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

 * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) /
      ($55,000 - $5,000)) = $85,500].

    - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
      Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

  * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you
      continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

    - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income
      Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  * If your endorsement contains a varying benefit percentage, and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of
    1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

  * If your endorsement includes a Guaranteed Withdrawal Balance
    Adjustment provision, your Guaranteed Withdrawal Balance
    Adjustment provision is terminated since a withdrawal is taken.

  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


* Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

  * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

  * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

    - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

    - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

      o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

      o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

      o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

  * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or
    2) your GWB following the step-up ($200,000).

    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

* Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

  * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

  * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

    - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

    - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of
      1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

    - Even if your endorsement allows the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

* Notes:

  * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

  * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

  * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

  * If your endorsement contains a Guaranteed Withdrawal Balance
    Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

  * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

  * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
    Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.


EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


* Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

  * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of
      1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

    - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will restart since your bonus base has been increased due to the step-up.

    - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

  * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
    $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

    - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

    - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

    - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

* Notes:

    * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

    - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

    - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

    - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions. This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD. Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

  * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined). - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

  * If your endorsement contains a Guaranteed Withdrawal Balance
    Adjustment provision, your Guaranteed Withdrawal Balance
    Adjustment provision is terminated at the time of the withdrawal.

  * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit will be reduced dollar for dollar for the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

  * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
    Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

  * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

  * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

* Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

  * Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

  * Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

  * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

  * Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

  * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

  * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  * Your bonus base is not recalculated upon the application of the bonus to your GWB.

  * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

  * If your endorsement includes a Guaranteed Withdrawal Balance
    Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

  * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

  * If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

* Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

  * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

  * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For
    Life Guarantee remains in effect upon continuation of the Contract by the spouse).

* Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

  * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.

  * However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

  * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

* Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

  * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

  * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For
    Life Guarantee remains in effect upon continuation of the Contract by the spouse).

  * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

  * If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)


* If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

  * If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

  * If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.


  * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

  * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

* Notes:


  * If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

  * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

  * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

* Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

  * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

* Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

  * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

* Notes:

  * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

  * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

  * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

  * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX E. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX E.(THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

* Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

  * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

  * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

  * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract
    Value, divided by the difference between one and 80% [($91,560 -
    $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

  * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

  * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed
    Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 +
    $5,000)) = $40,090].

  * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) =
    $2,110].

* Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

  * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980). The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) =
    73.98%].

  * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment
    Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB
    Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed
    Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

  * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

  * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

  * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed
    Account Options ($10,000 + $15,000 * 0.05 = $10,750).

* Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

  * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

  * The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

  * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or
    2) the GMWB Fixed Account Contract Value less the liability plus
    80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80)
    = $68,300].

  * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

  * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

  * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed
    Account Options ($0 + $68,300 * 0.05 = $3,415).

* Notes:

  * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

  * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

  * Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable). No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX E

                              LIFEGUARD SELECT GMWB
                     AND LIFEGUARD SELECT WITH JOINT OPTION
                                      GMWB
                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.


RATIO = (LIABILITY  - GMWB FIXED  ACCOUNT
CONTRACT   VALUE)  /  (SEPARATE   ACCOUNT
CONTRACT  VALUE + FIXED ACCOUNT  CONTRACT
VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE  TRANSFER  AMOUNT  IS  DETERMINED  AS
FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account  Contract
         Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate  Account Contract Value
         + Fixed Account  Contract Value;
         or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                          Contract Monthly Anniversary

                 1        2        3        4        5        6        7        8        9       10       11      12

           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

   65        15.26    15.22    15.19    15.15    15.12    15.08    15.05    15.01    14.97    14.94    14.90   14.87
   66        14.83    14.79    14.76    14.72    14.68    14.65    14.61    14.57    14.54    14.50    14.46   14.43
   67        14.39    14.35    14.32    14.28    14.25    14.21    14.18    14.14    14.10    14.07    14.03   14.00
   68        13.96    13.92    13.89    13.85    13.81    13.77    13.74    13.70    13.66    13.62    13.59   13.55
   69        13.51    13.47    13.44    13.40    13.37    13.33    13.30    13.26    13.22    13.19    13.15   13.12
   70        13.08    13.04    13.01    12.97    12.93    12.89    12.86    12.82    12.78    12.74    12.71   12.67
   71        12.63    12.59    12.56    12.52    12.48    12.44    12.41    12.37    12.33    12.29    12.26   12.22
   72        12.18    12.14    12.11    12.07    12.03    12.00    11.96    11.92    11.89    11.85    11.81   11.78
   73        11.74    11.70    11.67    11.63    11.60    11.56    11.53    11.49    11.45    11.42    11.38   11.35
   74        11.31    11.27    11.24    11.20    11.16    11.12    11.09    11.05    11.01    10.97    10.94   10.90
   75        10.86    10.82    10.79    10.75    10.72    10.68    10.65    10.61    10.57    10.54    10.50   10.47
   76        10.43    10.39    10.36    10.32    10.28    10.25    10.21    10.17    10.14    10.10    10.06   10.03
   77         9.99     9.96     9.92     9.89     9.85     9.82     9.78     9.75     9.71     9.68     9.64    9.61
   78         9.57     9.54     9.50     9.47     9.43     9.40     9.36     9.33     9.29     9.26     9.22    9.19
   79         9.15     9.12     9.08     9.05     9.01     8.98     8.94     8.91     8.87     8.84     8.80    8.77
   80         8.73     8.70     8.66     8.63     8.60     8.56     8.53     8.50     8.46     8.43     8.40    8.36
   81         8.33     8.30     8.26     8.23     8.20     8.16     8.13     8.10     8.06     8.03     8.00    7.96
   82         7.93     7.90     7.86     7.83     7.80     7.76     7.73     7.70     7.66     7.63     7.60    7.56
   83         7.53     7.50     7.47     7.44     7.41     7.38     7.35     7.31     7.28     7.25     7.22    7.19
   84         7.16     7.13     7.10     7.07     7.04     7.01     6.98     6.95     6.92     6.89     6.86    6.83
   85         6.80     6.77     6.74     6.71     6.68     6.65     6.62     6.59     6.56     6.53     6.50    6.47
   86         6.44     6.41     6.39     6.36     6.33     6.30     6.28     6.25     6.22     6.19     6.17    6.14
   87         6.11     6.08     6.06     6.03     6.00     5.98     5.95     5.92     5.90     5.87     5.84    5.82
   88         5.79     5.76     5.74     5.71     5.69     5.66     5.64     5.61     5.58     5.56     5.53    5.51
   89         5.48     5.46     5.43     5.41     5.38     5.36     5.34     5.31     5.29     5.26     5.24    5.21
   90         5.19     5.17     5.14     5.12     5.10     5.07     5.05     5.03     5.00     4.98     4.96    4.93
   91         4.91     4.89     4.87     4.85     4.83     4.81     4.79     4.76     4.74     4.72     4.70    4.68
   92         4.66     4.64     4.62     4.60     4.58     4.56     4.54     4.51     4.49     4.47     4.45    4.43
   93         4.41     4.39     4.37     4.35     4.33     4.31     4.30     4.28     4.26     4.24     4.22    4.20
   94         4.18     4.16     4.14     4.13     4.11     4.09     4.07     4.05     4.03     4.02     4.00    3.98
   95         3.96     3.94     3.93     3.91     3.89     3.87     3.86     3.84     3.82     3.80     3.79    3.77
   96         3.75     3.73     3.72     3.70     3.68     3.66     3.65     3.63     3.61     3.59     3.58    3.56
   97         3.54     3.52     3.51     3.49     3.47     3.46     3.44     3.42     3.41     3.39     3.37    3.36
   98         3.34     3.32     3.31     3.29     3.27     3.26     3.24     3.22     3.21     3.19     3.17    3.16
   99         3.14     3.12     3.11     3.09     3.07     3.06     3.04     3.02     3.01     2.99     2.97    2.96
   100        2.94     2.92     2.91     2.89     2.87     2.85     2.84     2.82     2.80     2.78     2.77    2.75
   101        2.73     2.71     2.70     2.68     2.66     2.65     2.63     2.61     2.60     2.58     2.56    2.55
   102        2.53     2.51     2.50     2.48     2.46     2.45     2.43     2.41     2.40     2.38     2.36    2.35
   103        2.33     2.31     2.30     2.28     2.26     2.24     2.23     2.21     2.19     2.17     2.16    2.14
   104        2.12     2.10     2.09     2.07     2.06     2.04     2.03     2.01     1.99     1.98     1.96    1.95
   105        1.93     1.91     1.90     1.88     1.87     1.85     1.84     1.82     1.80     1.79     1.77    1.76
   106        1.74     1.73     1.71     1.70     1.68     1.67     1.65     1.64     1.62     1.61     1.59    1.58
   107        1.56     1.55     1.53     1.52     1.50     1.49     1.47     1.46     1.44     1.43     1.41    1.40
   108        1.38     1.37     1.35     1.34     1.33     1.31     1.30     1.29     1.27     1.26     1.25    1.23
   109        1.22     1.21     1.19     1.18     1.17     1.15     1.14     1.13     1.11     1.10     1.09    1.07
   110        1.06     1.05     1.04     1.03     1.01     1.00     0.99     0.98     0.97     0.96     0.94    0.93
   111        0.92     0.91     0.90     0.89     0.88     0.87     0.86     0.84     0.83     0.82     0.81    0.80
   112        0.79     0.78     0.77     0.76     0.75     0.74     0.73     0.72     0.71     0.70     0.69    0.68
   113        0.67     0.66     0.65     0.64     0.63     0.62     0.62     0.61     0.60     0.59     0.58    0.57
   114        0.56     0.55     0.54     0.54     0.53     0.52     0.51     0.50     0.49     0.49     0.48    0.47
   115        0.46     0.42     0.38     0.35     0.31     0.27     0.23     0.19     0.15     0.12     0.08    0.04

           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------



* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.


                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


   Age*                                                     Contract Monthly Anniversary
             1          2         3          4         5          6          7         8          9        10         11        12

         --------------------------------------------------------------------------------------------------------------------------

    65   15.26      15.24     15.23      15.21     15.19      15.17      15.16     15.14      15.12     15.10      15.09     15.07
    66   15.05      15.03     15.01      14.99     14.97      14.95      14.94     14.92      14.90     14.88      14.86     14.84
    67   14.82      14.81     14.79      14.78     14.77      14.75      14.74     14.73      14.71     14.70      14.69     14.67
    68   14.66      14.64     14.63      14.61     14.59      14.58      14.56     14.54      14.53     14.51      14.49     14.48
    69   14.46      14.44     14.43      14.41     14.39      14.38      14.36     14.34      14.33     14.31      14.29     14.28
    70   14.26      14.24     14.22      14.20     14.18      14.16      14.14     14.12      14.10     14.08      14.06     14.04
    71   14.02      14.00     13.98      13.96     13.93      13.91      13.89     13.87      13.85     13.83      13.80     13.78
    72   13.76      13.74     13.72      13.70     13.67      13.65      13.63     13.61      13.59     13.57      13.54     13.52
    73   13.50      13.48     13.46      13.43     13.41      13.39      13.37     13.34      13.32     13.30      13.28     13.25
    74   13.23      13.20     13.18      13.15     13.13      13.10      13.08     13.05      13.02     13.00      12.97     12.95
    75   12.92      12.88     12.84      12.81     12.77      12.73      12.69     12.65      12.61     12.58      12.54     12.50
    76   12.46      12.42     12.38      12.34     12.30      12.26      12.22     12.17      12.13     12.09      12.05     12.01
    77   11.97      11.93     11.89      11.86     11.82      11.78      11.74     11.70      11.66     11.63      11.59     11.55
    78   11.51      11.47     11.43      11.39     11.35      11.31      11.28     11.24      11.20     11.16      11.12     11.08
    79   11.04      11.00     10.96      10.93     10.89      10.85      10.81     10.77      10.73     10.70      10.66     10.62
    80   10.58      10.54     10.50      10.46     10.42      10.38      10.35     10.31      10.27     10.23      10.19     10.15
    81   10.11      10.07     10.04      10.00      9.96       9.93       9.89      9.85       9.82      9.78       9.74      9.71
    82    9.67       9.63      9.60       9.56      9.52       9.49       9.45      9.41       9.38      9.34       9.30      9.27
    83    9.23       9.19      9.16       9.12      9.08       9.05       9.01      8.97       8.94      8.90       8.86      8.83
    84    8.79       8.76      8.72       8.69      8.65       8.62       8.59      8.55       8.52      8.48       8.45      8.41
    85    8.38       8.35      8.31       8.28      8.24       8.21       8.18      8.14       8.11      8.07       8.04      8.00
    86    7.97       7.94      7.90       7.87      7.84       7.80       7.77      7.74       7.70      7.67       7.64      7.60
    87    7.57       7.54      7.51       7.48      7.44       7.41       7.38      7.35       7.32      7.29       7.25      7.22
    88    7.19       7.16      7.13       7.10      7.07       7.04       7.01      6.98       6.95      6.92       6.89      6.86
    89    6.83       6.80      6.77       6.74      6.71       6.68       6.66      6.63       6.60      6.57       6.54      6.51
    90    6.48       6.45      6.43       6.40      6.37       6.34       6.32      6.29       6.26      6.23       6.21      6.18
    91    6.15       6.12      6.10       6.07      6.04       6.01       5.99      5.96       5.93      5.90       5.88      5.85
    92    5.82       5.80      5.77       5.75      5.72       5.70       5.67      5.65       5.62      5.60       5.57      5.55
    93    5.52       5.50      5.47       5.45      5.42       5.40       5.37      5.35       5.32      5.30       5.27      5.25
    94    5.22       5.20      5.17       5.15      5.12       5.10       5.08      5.05       5.03      5.00       4.98      4.95
    95    4.93       4.91      4.88       4.86      4.84       4.81       4.79      4.77       4.74      4.72       4.70      4.67
    96    4.65       4.63      4.60       4.58      4.56       4.53       4.51      4.49       4.46      4.44       4.42      4.39
    97    4.37       4.35      4.33       4.30      4.28       4.26       4.24      4.21       4.19      4.17       4.15      4.12
    98    4.10       4.08      4.05       4.03      4.01       3.98       3.96      3.94       3.91      3.89       3.87      3.84
    99    3.82       3.80      3.78       3.75      3.73       3.71       3.69      3.66       3.64      3.62       3.60      3.57
    100   3.55       3.53      3.51       3.48      3.46       3.44       3.42      3.39       3.37      3.35       3.33      3.30
    101   3.28       3.26      3.24       3.21      3.19       3.17       3.15      3.12       3.10      3.08       3.06      3.03
    102   3.01       2.99      2.97       2.94      2.92       2.90       2.88      2.85       2.83      2.81       2.79      2.76
    103   2.74       2.72      2.70       2.68      2.65       2.63       2.61      2.59       2.57      2.55       2.52      2.50
    104   2.48       2.46      2.44       2.42      2.40       2.38       2.36      2.33       2.31      2.29       2.27      2.25
    105   2.23       2.21      2.19       2.17      2.15       2.13       2.11      2.08       2.06      2.04       2.02      2.00
    106   1.98       1.96      1.94       1.92      1.90       1.88       1.86      1.84       1.82      1.80       1.78      1.76
    107   1.74       1.72      1.70       1.68      1.66       1.64       1.63      1.61       1.59      1.57       1.55      1.53
    108   1.51       1.49      1.48       1.46      1.44       1.42       1.41      1.39       1.37      1.35       1.34      1.32
    109   1.30       1.28      1.27       1.25      1.23       1.21       1.20      1.18       1.16      1.14       1.13      1.11
    110   1.09       1.08      1.07       1.06      1.04       1.03       1.02      1.01       1.00      0.99       0.97      0.96
    111   0.95       0.94      0.93       0.92      0.90       0.89       0.88      0.87       0.86      0.85       0.83      0.82
    112   0.81       0.80      0.79       0.78      0.77       0.76       0.75      0.74       0.73      0.72       0.71      0.70
    113   0.69       0.68      0.67       0.66      0.65       0.64       0.64      0.63       0.62      0.61       0.60      0.59
    114   0.58       0.57      0.56       0.55      0.54       0.53       0.53      0.52       0.51      0.50       0.49      0.48
    115   0.47       0.43      0.39       0.35      0.31       0.27       0.24      0.20       0.16      0.12       0.08      0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.


                                   APPENDIX F


                            ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.


Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $17.28          $14.33          $13.16         $11.50          $9.10
    End of period                          $18.66          $17.28          $14.33         $13.16          $11.50
  Accumulation units outstanding
  at the end of period                     24,765          24,501          29,457         18,954          16,860

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $11.60
    End of period                          $9.10
  Accumulation units outstanding
  at the end of period                     2,847

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.26          $8.02
    End of period                          $14.14          $12.42          $11.71         $11.10          $10.26
  Accumulation units outstanding
  at the end of period                     21,085          29,864          50,078         40,518          34,126

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                     10,164


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.39          $7.78
    End of period                           N/A             N/A             N/A            $9.18          $9.39
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,851

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.78
  Accumulation units outstanding
  at the end of period                     2,123

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $10.00           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,476          21,362          1,953            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.26          $8.27
    End of period                          $15.57          $14.22          $12.62         $11.84          $11.26
  Accumulation units outstanding
  at the end of period                     11,565          15,406          18,985         10,567          10,364

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                     1,639

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.84          $17.05         $16.51          $12.41
    End of period                          $21.12          $19.45          $18.84         $17.05          $16.51
  Accumulation units outstanding
  at the end of period                       -             7,354           7,249           9,095          8,763

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $16.96
    End of period                          $12.41
  Accumulation units outstanding
  at the end of period                     3,778


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.34          $7.63
    End of period                           N/A             N/A            $8.87           $9.76          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            12,441          13,366

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $9.38
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                     2,572

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.91          $10.08          $9.36          $8.37
    End of period                          $12.63          $11.89          $10.91         $10.08          $9.36
  Accumulation units outstanding
  at the end of period                     46,147          44,070          40,743         35,770          34,853

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.96
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                     21,694


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.71          $22.66         $22.10           N/A
    End of period                          $30.04          $25.32          $22.71         $22.66           N/A
  Accumulation units outstanding
  at the end of period                     2,848           1,488           1,100             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $27.01          $26.25          $25.49         $23.21          $17.42
    End of period                          $29.15          $27.01          $26.25         $25.49          $23.21
  Accumulation units outstanding
  at the end of period                     4,110           5,306           13,402         10,971          8,227

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $21.76
    End of period                          $17.42
  Accumulation units outstanding
  at the end of period                     1,820

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,886           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,369            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.12          $16.84         $16.10          $13.14
    End of period                          $18.72          $18.92          $17.12         $16.84          $16.10
  Accumulation units outstanding
  at the end of period                     13,499          15,864          16,378         14,871          1,712

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $16.19
    End of period                          $13.14
  Accumulation units outstanding
  at the end of period                     7,329


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $22.84          $19.33          $19.17         $16.41          $11.92
    End of period                          $25.18          $22.84          $19.33         $19.17          $16.41
  Accumulation units outstanding
  at the end of period                     36,143          27,498          24,954         16,280          13,711

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $16.60
    End of period                          $11.92
  Accumulation units outstanding
  at the end of period                     3,675

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,062           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,978            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,542          1,354            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,759            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.00           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,496          1,109            286             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.36          $18.19         $17.29          $15.49
    End of period                          $19.90          $18.91          $18.36         $18.19          $17.29
  Accumulation units outstanding
  at the end of period                     67,336          50,537          46,014         27,634          23,878

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $14.93
    End of period                          $15.49
  Accumulation units outstanding
  at the end of period                     6,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.00           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,643          13,302          3,042            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,514           2,949            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $8.54          $5.99
    End of period                          $17.16          $15.58          $12.00         $10.29          $8.54
  Accumulation units outstanding
  at the end of period                     55,450          58,923          33,620         11,973          5,140

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.42          $20.51         $17.67          $13.25
    End of period                          $25.07          $23.61          $21.42         $20.51          $17.67
  Accumulation units outstanding
  at the end of period                     8,267           4,855           6,231           3,906          5,550

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $16.31
    End of period                          $13.25
  Accumulation units outstanding
  at the end of period                     1,208

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.32          $15.21         $14.89          $14.96
    End of period                          $16.28          $15.56          $15.32         $15.21          $14.89
  Accumulation units outstanding
  at the end of period                     39,006          44,927          64,089         57,189          74,810

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                     78,585


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,099           502             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(100)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.14          $16.95         $13.82          $10.90
    End of period                          $19.58          $20.45          $18.14         $16.95          $13.82
  Accumulation units outstanding
  at the end of period                     70,622          67,208          92,916         65,323          52,208

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(100)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.90
  Accumulation units outstanding
  at the end of period                     13,366


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $17.01          $14.81          $14.39         $12.68          $9.28
    End of period                          $15.60          $17.01          $14.81         $14.39          $12.68
  Accumulation units outstanding
  at the end of period                     38,326          58,018          81,417         67,222          65,433

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $9.28
  Accumulation units outstanding
  at the end of period                     15,376

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,661            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(112)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.31          $11.85          $9.88          $7.56
    End of period                          $11.94          $12.49          $11.31         $11.85          $9.88
  Accumulation units outstanding
  at the end of period                    196,983         356,886         385,159         362,999        338,041

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $7.56
  Accumulation units outstanding
  at the end of period                    131,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.82          $10.68
    End of period                          $11.80          $11.27          $11.05         $11.03          $10.82
  Accumulation units outstanding
  at the end of period                     93,220         101,902          98,014         56,183          51,992

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                     17,580


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.07           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                     41,378          15,228          2,291             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.34          $10.77          $9.83           N/A
    End of period                          $10.46          $11.54          $10.34         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     4,867           10,073           763             51             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $11.23          $8.81           $9.50           $9.39          $7.59
    End of period                          $11.16          $11.23          $8.81           $9.50          $9.39
  Accumulation units outstanding
  at the end of period                    282,490         419,044         418,390         390,828        416,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $7.59
  Accumulation units outstanding
  at the end of period                    152,570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,663          13,552           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.42           $8.21           $7.50          $5.91
    End of period                          $9.87           $9.67           $8.42           $8.21          $7.50
  Accumulation units outstanding
  at the end of period                     44,989          38,850          48,263         27,096          32,912

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $6.88
    End of period                          $5.91
  Accumulation units outstanding
  at the end of period                     6,342

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.52          $11.99         $10.62           N/A
    End of period                          $11.88          $14.61          $12.52         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     1,600           7,377           4,528           3,174           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(112)

  Accumulation unit value:
    Beginning of period                    $17.41          $12.63          $11.65          $9.25          $7.06
    End of period                          $19.03          $17.41          $12.63         $11.65          $9.25
  Accumulation units outstanding
  at the end of period                    244,057         312,196         340,648         328,172        323,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(112)

  Accumulation unit value:
    Beginning of period                    $8.88
    End of period                          $7.06
  Accumulation units outstanding
  at the end of period                    112,185

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.47          $10.17
    End of period                          $12.48          $11.80          $11.28         $10.66          $10.47
  Accumulation units outstanding
  at the end of period                     25,980          10,197          15,547          7,478          3,352

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      926             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.49          $8.50
    End of period                          $20.18          $18.59          $15.05         $13.50          $11.49
  Accumulation units outstanding
  at the end of period                     72,535          66,583          65,299         34,204          35,086

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     17,860


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90          $9.77           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    196,430         251,965         143,567         22,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,212            694             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83          $9.84           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     6,356           26,174          31,048         25,729           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      685             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.15          $17.21         $13.71           N/A
    End of period                          $36.61          $27.51          $23.15         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     15,175          17,356          18,138          1,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.52          $7.28
    End of period                          $14.15          $13.70          $13.31          $9.86          $8.52
  Accumulation units outstanding
  at the end of period                    184,479         309,158         338,837         321,550        312,438

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.28
  Accumulation units outstanding
  at the end of period                    112,848


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.34            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      979            1,083            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.21          $8.47
    End of period                          $16.04          $15.18          $14.07         $12.77          $11.21
  Accumulation units outstanding
  at the end of period                     74,467          82,674          85,487         49,733          47,051

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     22,177


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.71          $10.43          $9.64          $7.67
    End of period                          $12.51          $12.13          $10.71         $10.43          $9.64
  Accumulation units outstanding
  at the end of period                    139,551         156,570         208,645         147,473        111,648

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $9.20
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     29,303

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       54             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(112)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.52          $18.22         $16.45          $11.30
    End of period                          $18.52          $21.03          $19.52         $18.22          $16.45
  Accumulation units outstanding
  at the end of period                    103,799         183,668         195,078         189,151        194,038

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.94
    End of period                          $11.30
  Accumulation units outstanding
  at the end of period                     68,800

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.33          $7.90
    End of period                          $14.93          $15.51          $13.42         $13.09          $11.33
  Accumulation units outstanding
  at the end of period                     55,235          61,981          69,904         40,728         194,098

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                     29,303


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.64           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                     15,098          32,671          29,437          8,803           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42          $9.77           N/A
    End of period                          $17.78          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     74,882          95,941          98,425          5,741           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07          $9.89           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     7,433           20,024          19,738            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.23          $9.68          $7.00
    End of period                          $15.12          $14.46          $12.57         $11.23          $9.68
  Accumulation units outstanding
  at the end of period                     63,347          63,702          63,677         38,683          35,769

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                     15,407


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $7.93          $6.85
    End of period                          $9.72           $9.01           $8.73           $8.13          $7.93
  Accumulation units outstanding
  at the end of period                       -             25,505          25,113         22,500          19,229

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $8.61
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                     9,368

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,757            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.73         $13.36          $12.97
    End of period                          $14.97          $14.07          $13.82         $13.73          $13.36
  Accumulation units outstanding
  at the end of period                    167,768         158,968         168,918         143,084        117,251

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $12.36
    End of period                          $12.97
  Accumulation units outstanding
  at the end of period                     52,548

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $23.60          $21.09          $19.72         $17.73          $14.17
    End of period                          $21.53          $23.60          $21.09         $19.72          $17.73
  Accumulation units outstanding
  at the end of period                     2,913           3,067           3,284           2,788          18,966

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $15.86
    End of period                          $14.17
  Accumulation units outstanding
  at the end of period                      257


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.17          $13.00
    End of period                           N/A             N/A             N/A           $15.66          $15.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            50,767

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $13.00
  Accumulation units outstanding
  at the end of period                     8,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.86         $12.51           N/A
    End of period                          $13.60          $13.99          $12.87         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     56,506          76,007          72,923         80,207           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.97          $19.35         $17.93          $14.63
    End of period                          $20.61          $22.21          $19.97         $19.35          $17.93
  Accumulation units outstanding
  at the end of period                     20,054          28,190          31,409         27,682          43,803

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $17.69
    End of period                          $14.63
  Accumulation units outstanding
  at the end of period                     4,601

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.49           $6.42          $4.89
    End of period                          $8.38           $8.59           $8.26           $7.49          $6.42
  Accumulation units outstanding
  at the end of period                       -             10,571          18,839          9,189          14,212

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $6.24
    End of period                          $4.89
  Accumulation units outstanding
  at the end of period                     8,031


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,018            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24          $8.52
    End of period                           N/A             N/A             N/A           $10.41          $10.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,388

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     12,939

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.72
    End of period                           N/A             N/A             N/A           $10.12          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            11,678

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                    $9.56
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     1,177


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.12
    End of period                           N/A             N/A             N/A           $10.30          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,120

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                       50

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.11
    End of period                           N/A             N/A             N/A           $10.58          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            17,265

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                     6,581


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $7.96
    End of period                           N/A             N/A             N/A           $10.32          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            86,713

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                     30,190

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.31          $12.47         $11.26          $9.02
    End of period                          $16.24          $15.13          $13.31         $12.47          $11.26
  Accumulation units outstanding
  at the end of period                    131,098         170,987         158,118         131,774         21,246

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.29
    End of period                          $9.02
  Accumulation units outstanding
  at the end of period                     7,596

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.31          $9.94           N/A
    End of period                          $11.67          $11.16          $10.52         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     9,247           7,417           1,216             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.42          $12.70         $11.58          $9.67
    End of period                          $16.11          $15.06          $13.42         $12.70          $11.58
  Accumulation units outstanding
  at the end of period                    325,486         446,541         391,271         338,182        287,338

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.33
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                     57,570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.50          $9.89           N/A
    End of period                          $12.48          $11.77          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     24,835          14,345           392              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.98          $12.40         $11.50          $9.93
    End of period                          $15.30          $14.32          $12.98         $12.40          $11.50
  Accumulation units outstanding
  at the end of period                    144,495         169,065         250,549         211,334        195,452

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $9.93
  Accumulation units outstanding
  at the end of period                    138,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.28           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.01           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,653             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.46           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.96            N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,190             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.86          $8.45
    End of period                           N/A             N/A             N/A           $11.09          $10.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,587

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                    $9.23
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     1,096

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(96)

  Accumulation unit value:
    Beginning of period                    $26.03          $23.28          $22.48         $20.61          $17.24
    End of period                          $27.52          $26.03          $23.28         $22.48          $20.61
  Accumulation units outstanding
  at the end of period                     60,657          48,703          55,640         41,432          34,492

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(96)

  Accumulation unit value:
    Beginning of period                    $18.65
    End of period                          $17.24
  Accumulation units outstanding
  at the end of period                     5,778


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.94         $12.05          $12.19
    End of period                          $12.78          $12.41          $12.07         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                    292,896          93,988          45,636         32,699          39,518

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.23
    End of period                          $12.19
  Accumulation units outstanding
  at the end of period                     94,690

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(229)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.40          $16.35         $14.48          $10.92
    End of period                          $21.95          $20.69          $17.40         $16.35          $14.48
  Accumulation units outstanding
  at the end of period                     52,083          46,885          35,138         28,798          15,807

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(229)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                      449


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $29.38          $26.27          $25.17         $23.29          $18.14
    End of period                          $31.82          $29.38          $26.27         $25.17          $23.29
  Accumulation units outstanding
  at the end of period                     39,912          32,395          30,415         19,789          34,370

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $22.87
    End of period                          $18.14
  Accumulation units outstanding
  at the end of period                     6,238

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $38.53          $36.68          $32.68         $28.15          $20.65
    End of period                          $44.42          $38.53          $36.68         $32.68          $28.15
  Accumulation units outstanding
  at the end of period                     23,789          23,436          45,228         32,429          29,635

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $26.56
    End of period                          $20.65
  Accumulation units outstanding
  at the end of period                     4,086


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.64          $13.07         $11.53          $9.03
    End of period                          $15.98          $16.11          $13.64         $13.07          $11.53
  Accumulation units outstanding
  at the end of period                     71,457          82,961          93,544         75,742          67,273

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.24
    End of period                          $9.03
  Accumulation units outstanding
  at the end of period                     15,945

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $15.51          $10.00           N/A             N/A            N/A
    End of period                          $12.96          $15.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                    $25.17          $22.59          $22.55         $20.13           N/A
    End of period                          $29.85          $25.17          $22.59         $22.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.38           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.46           N/A            N/A
    End of period                          $12.95          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.07           N/A             N/A            N/A
    End of period                          $14.08          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(202)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.28          $11.81          $9.86          $7.55
    End of period                          $11.89          $12.44          $11.28         $11.81          $9.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,540

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.89
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     2,596

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $11.19          $8.79           $9.47           $9.37          $7.58
    End of period                          $11.11          $11.19          $8.79           $9.47          $9.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.39
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     2,639

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(202)

  Accumulation unit value:
    Beginning of period                    $17.35          $12.59          $11.62          $9.23          $7.05
    End of period                          $18.95          $17.35          $12.59         $11.62          $9.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,717

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.71
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     2,606

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.72           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.82            N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.54          $10.83          $9.85           N/A
    End of period                          $12.70          $10.85          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                    $27.41          $23.08          $10.00           N/A            N/A
    End of period                          $36.45          $27.41          $23.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.26          $9.83           $8.50          $7.27
    End of period                          $14.09          $13.65          $13.26          $9.83          $8.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,631

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $7.35
    End of period                          $7.27
  Accumulation units outstanding
  at the end of period                     2,443


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.58            N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(202)

  Accumulation unit value:
    Beginning of period                    $20.95          $19.46          $18.17         $16.42          $11.28
    End of period                          $18.44          $20.95          $19.46         $18.17          $16.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,703

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(202)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $11.28
  Accumulation units outstanding
  at the end of period                     1,761

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.59          $11.42          $9.76           N/A
    End of period                          $17.75          $15.11          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07          $9.76           N/A
    End of period                          $14.35          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.81          $12.82         $12.47           N/A
    End of period                          $13.54          $13.92          $12.81         $12.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(949)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(949)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.51          $10.31         $10.09           N/A
    End of period                          $11.65          $11.15          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.84          $10.50         $10.00           N/A
    End of period                          $12.46          $11.76          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.95            N/A             N/A            N/A
    End of period                          $11.62          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.97            N/A             N/A            N/A
    End of period                          $11.11          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(213)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.87         $11.98          $12.13
    End of period                          $12.68          $12.31          $11.98         $11.87          $11.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(213)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.10          $12.97         $11.35          $8.99
    End of period                          $18.31          $16.98          $14.10         $12.97          $11.35
  Accumulation units outstanding
  at the end of period                     4,549           3,900           11,869          5,794          15,004

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     3,697

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.22          $8.01
    End of period                          $14.01          $12.32          $11.63         $11.04          $10.22
  Accumulation units outstanding
  at the end of period                     19,070          29,435          26,693         47,247          34,928

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.31
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                     23,244


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35          $7.76
    End of period                           N/A             N/A             N/A            $9.14          $9.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,616

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     15,131

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $10.45           N/A            N/A
    End of period                          $12.93          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,097           9,864           2,162            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.54          $11.78         $11.22          $8.25
    End of period                          $15.43          $14.11          $12.54         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                     6,323           9,790           5,657           4,461          11,752

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     2,526

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $16.82         $16.31          $12.27
    End of period                          $20.75          $19.13          $18.55         $16.82          $16.31
  Accumulation units outstanding
  at the end of period                       -             4,884           6,847           6,430          11,613

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $12.27
  Accumulation units outstanding
  at the end of period                     3,655


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.25          $7.58
    End of period                           N/A             N/A            $8.78           $9.66          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            20,288          34,606

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                    $8.21
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     3,746

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.82          $10.01          $9.31          $8.33
    End of period                          $12.48          $11.77          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                     21,655          38,174          19,060         23,401          28,548

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                     8,903


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $24.88          $22.35          $22.33         $19.18           N/A
    End of period                          $29.48          $24.88          $22.35         $22.33           N/A
  Accumulation units outstanding
  at the end of period                      512              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $26.54          $25.83          $25.13         $22.91          $17.22
    End of period                          $28.60          $26.54          $25.83         $25.13          $22.91
  Accumulation units outstanding
  at the end of period                      691            1,060           1,063           7,845          1,388

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $20.30
    End of period                          $17.22
  Accumulation units outstanding
  at the end of period                      458

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,079           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.88          $16.63         $15.92          $13.02
    End of period                          $18.40          $18.63          $16.88         $16.63          $15.92
  Accumulation units outstanding
  at the end of period                     9,582           12,011          12,603          5,441          6,498

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $13.23
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                     2,025


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $22.49          $19.07          $18.93         $16.23          $11.80
    End of period                          $24.76          $22.49          $19.07         $18.93          $16.23
  Accumulation units outstanding
  at the end of period                     3,859           5,493           5,447           5,974          3,959

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $13.73
    End of period                          $11.80
  Accumulation units outstanding
  at the end of period                     2,028

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,805          3,754            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,131           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $9.83            N/A            N/A
    End of period                          $11.62          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,596            702              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $17.92         $17.07          $15.31
    End of period                          $19.52          $18.58          $18.07         $17.92          $17.07
  Accumulation units outstanding
  at the end of period                     37,876          41,592          37,773         20,796          18,738

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $14.39
    End of period                          $15.31
  Accumulation units outstanding
  at the end of period                     7,862

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.99           N/A            N/A
    End of period                          $12.92          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,682           6,139           6,330            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,316            78             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.86          $10.18          $8.46          $6.46
    End of period                          $16.90          $15.37          $11.86         $10.18          $8.46
  Accumulation units outstanding
  at the end of period                     26,527          17,738          18,467         26,326          29,178

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $23.20          $21.08          $20.21         $17.44          $13.09
    End of period                          $24.60          $23.20          $21.08         $20.21          $17.44
  Accumulation units outstanding
  at the end of period                     3,776           3,395           1,757           2,062          2,387

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $16.80
    End of period                          $13.09
  Accumulation units outstanding
  at the end of period                     1,903

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.07          $14.99         $14.70          $14.79
    End of period                          $15.97          $15.29          $15.07         $14.99          $14.70
  Accumulation units outstanding
  at the end of period                     16,968          34,586          31,728         25,202          33,541

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $13.94
    End of period                          $14.79
  Accumulation units outstanding
  at the end of period                     12,495


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.98            N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,064             60             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.93          $16.78         $13.70          $10.82
    End of period                          $19.30          $20.18          $17.93         $16.78          $13.70
  Accumulation units outstanding
  at the end of period                     25,772          28,912          42,045         28,145          27,030

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $13.20
    End of period                          $10.82
  Accumulation units outstanding
  at the end of period                     12,213


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.79          $14.64          $14.24         $12.57          $9.22
    End of period                          $15.37          $16.79          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                     12,455          17,413          17,135         15,235          27,082

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.18
    End of period                          $9.22
  Accumulation units outstanding
  at the end of period                     5,535

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.20          $11.75          $9.81          $7.52
    End of period                          $11.78          $12.35          $11.20         $11.75          $9.81
  Accumulation units outstanding
  at the end of period                    100,056         175,520         189,485         133,730        129,931

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.18
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                     42,025

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.98         $10.79          $10.67
    End of period                          $11.69          $11.19          $10.99         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                     10,401          31,729          31,228         26,652          28,142

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     7,401


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.28           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                     29,489          9,737             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.24          $10.68          $9.98           N/A
    End of period                          $10.32          $11.41          $10.24         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             10,384          7,776             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $11.11          $8.73           $9.42           $9.32          $7.55
    End of period                          $11.02          $11.11          $8.73           $9.42          $9.32
  Accumulation units outstanding
  at the end of period                    133,340         153,761         163,204         150,162        182,323

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $9.00
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     69,768

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,869          30,061           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.14           $7.45          $5.87
    End of period                          $9.74           $9.56           $8.33           $8.14          $7.45
  Accumulation units outstanding
  at the end of period                     26,154          39,778          22,626         19,750          18,288

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.87
  Accumulation units outstanding
  at the end of period                     10,140

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.89         $11.38           N/A
    End of period                          $11.73          $14.45          $12.40         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     1,915           15,636          7,917          11,888           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $17.22          $12.51          $11.56          $9.19          $7.02
    End of period                          $18.79          $17.22          $12.51         $11.56          $9.19
  Accumulation units outstanding
  at the end of period                     84,738         141,042         159,668         103,414        114,433

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.02
  Accumulation units outstanding
  at the end of period                     37,631

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.17          $10.57         $10.47           N/A
    End of period                          $12.32          $11.66          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     15,891          25,212          15,801         12,183           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.45          $8.49
    End of period                          $20.00          $18.45          $14.96         $13.44          $11.45
  Accumulation units outstanding
  at the end of period                     10,201          19,431          23,630         24,268          17,000

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $9.61
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     4,617


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.85          $10.90          $9.71           N/A
    End of period                          $13.77          $13.82          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    112,729         135,840         137,518         25,818           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00           N/A             N/A            N/A
    End of period                          $11.94          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,737             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.52          $10.82          $9.81           N/A
    End of period                          $12.66          $10.83          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,564           39,801          32,149         17,193           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,256           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $27.20          $22.93          $17.07         $13.17           N/A
    End of period                          $36.14          $27.20          $22.93         $17.07           N/A
  Accumulation units outstanding
  at the end of period                     3,524           12,468          10,223         11,107           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.18          $9.77           $8.46          $7.24
    End of period                          $13.97          $13.55          $13.18          $9.77          $8.46
  Accumulation units outstanding
  at the end of period                     95,735         134,547         151,639         119,236        127,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.28
    End of period                          $7.24
  Accumulation units outstanding
  at the end of period                     33,144


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.51            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,911           3,325            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.18          $8.46
    End of period                          $15.90          $15.06          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                     12,879          22,383          26,624         28,833          21,895

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     4,399


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $7.66
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                     43,551          73,187          74,001         59,646          49,789

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $9.39
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     9,671

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,814           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $20.79          $19.34          $18.07         $16.34          $11.24
    End of period                          $18.28          $20.79          $19.34         $18.07          $16.34
  Accumulation units outstanding
  at the end of period                     56,477          83,037          95,485         62,834          70,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $13.47
    End of period                          $11.24
  Accumulation units outstanding
  at the end of period                     22,604

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $7.88
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                     14,399          23,826          23,337         22,501          15,365

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     4,018


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.49           N/A
    End of period                          $6.83           $6.07           $5.65           $5.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            14,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.52           N/A
    End of period                          $17.70          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     20,791          43,434          26,173          1,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.94          $11.07          $9.75           N/A
    End of period                          $14.30          $13.15          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     2,017           3,622           34,131          1,306           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.64          $6.99
    End of period                          $14.97          $14.34          $12.48         $11.17          $9.64
  Accumulation units outstanding
  at the end of period                     32,898          41,947          22,055         19,999          25,338

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $6.99
  Accumulation units outstanding
  at the end of period                     6,573


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $7.90          $6.83
    End of period                          $9.64           $8.93           $8.67           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             3,582           3,499           7,100          12,633

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $7.50
    End of period                          $6.83
  Accumulation units outstanding
  at the end of period                     4,425

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,442           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.66          $13.59         $13.25          $12.87
    End of period                          $14.76          $13.88          $13.66         $13.59          $13.25
  Accumulation units outstanding
  at the end of period                    118,147         110,139          86,296         68,315          76,765

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $12.31
    End of period                          $12.87
  Accumulation units outstanding
  at the end of period                     30,041

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.75          $19.43         $17.50          $14.01
    End of period                          $21.12          $23.19          $20.75         $19.43          $17.50
  Accumulation units outstanding
  at the end of period                     2,677           4,082           6,269          10,737          23,399

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $14.01
  Accumulation units outstanding
  at the end of period                     14,451


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $12.85
    End of period                           N/A             N/A             N/A           $15.44          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            27,439

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $12.44
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     13,971

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.71          $12.73         $12.38           N/A
    End of period                          $13.40          $13.80          $12.71         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     22,455          32,526          31,291         35,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.66          $19.08         $17.70          $14.47
    End of period                          $20.23          $21.82          $19.66         $19.08          $17.70
  Accumulation units outstanding
  at the end of period                     8,001           9,498           11,129         17,531          30,293

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.81
    End of period                          $14.47
  Accumulation units outstanding
  at the end of period                     18,253

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.38          $4.87
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.38
  Accumulation units outstanding
  at the end of period                       -             8,045           7,310          11,303          13,190

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $6.64
    End of period                          $4.87
  Accumulation units outstanding
  at the end of period                     6,052


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,845            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.51
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            54,830

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     41,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.55
    End of period                           N/A             N/A             N/A           $10.08          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $8.11
    End of period                           N/A             N/A             N/A           $10.26          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             669

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                      669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.05
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,354

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                    $8.20
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                     4,695


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $7.90
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             686

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                    $8.02
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                      686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.15          $12.34         $11.16          $8.96
    End of period                          $16.00          $14.93          $13.15         $12.34          $11.16
  Accumulation units outstanding
  at the end of period                     93,964         113,310         103,349         34,500          31,822

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                     13,198

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.31          $9.98           N/A
    End of period                          $11.61          $11.12          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     31,442          4,338           5,150             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.26          $12.57         $11.49          $9.61
    End of period                          $15.87          $14.87          $13.26         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                    312,644         385,812         329,656         250,611        175,041

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                     33,691

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.82          $10.49          $9.87           N/A
    End of period                          $12.41          $11.73          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     2,262           5,398           2,705             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.83          $12.27         $11.40          $9.86
    End of period                          $15.08          $14.13          $12.83         $12.27          $11.40
  Accumulation units outstanding
  at the end of period                    299,973         338,709         303,360         235,565        246,429

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $9.86
  Accumulation units outstanding
  at the end of period                     51,178

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.14           N/A             N/A            N/A
    End of period                          $11.60          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.23           N/A             N/A            N/A
    End of period                          $11.76          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.61           N/A             N/A            N/A
    End of period                          $11.91          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.56          $9.87            N/A             N/A            N/A
    End of period                          $11.09          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.76          $8.65
    End of period                           N/A             N/A             N/A           $10.98          $10.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $25.58          $22.92          $22.16         $20.35          $17.04
    End of period                          $27.01          $25.58          $22.92         $22.16          $20.35
  Accumulation units outstanding
  at the end of period                     32,039          44,355          39,666         28,287          27,000

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $16.78
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                     7,780


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.88          $11.77         $11.89          $12.05
    End of period                          $12.54          $12.19          $11.88         $11.77          $11.89
  Accumulation units outstanding
  at the end of period                     61,652          78,322          44,530         46,705          45,034

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.11
    End of period                          $12.05
  Accumulation units outstanding
  at the end of period                     17,529

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                    $20.57          $17.32          $16.30         $14.46          $10.26
    End of period                          $21.79          $20.57          $17.32         $16.30          $14.46
  Accumulation units outstanding
  at the end of period                     20,114          18,691          19,874         14,493          3,195

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $28.87          $25.86          $24.81         $22.99          $17.93
    End of period                          $31.22          $28.87          $25.86         $24.81          $22.99
  Accumulation units outstanding
  at the end of period                     28,266          27,253          23,102         14,444          17,982

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $19.07
    End of period                          $17.93
  Accumulation units outstanding
  at the end of period                      253

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $37.86          $36.10          $32.21         $27.78          $20.41
    End of period                          $43.59          $37.86          $36.10         $32.21          $27.78
  Accumulation units outstanding
  at the end of period                     13,675          12,496          10,998         12,112          10,003

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $24.90
    End of period                          $20.41
  Accumulation units outstanding
  at the end of period                     2,861


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.97         $11.47          $8.99
    End of period                          $15.79          $15.95          $13.53         $12.97          $11.47
  Accumulation units outstanding
  at the end of period                     38,787          52,692          70,355         55,678          57,992

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     18,200

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $16.78          $13.95          $12.85         $11.25          $8.92
    End of period                          $18.08          $16.78          $13.95         $12.85          $11.25
  Accumulation units outstanding
  at the end of period                     2,912           2,483           4,113            965           5,010

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     3,692

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.58          $11.01         $10.20          $8.00
    End of period                          $13.92          $12.26          $11.58         $11.01          $10.20
  Accumulation units outstanding
  at the end of period                     11,907          16,055          15,088         17,485          6,786

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     4,117


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.33          $7.76
    End of period                           N/A             N/A             N/A            $9.12          $9.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,888

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     10,943

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.32           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,282           3,708             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.49          $11.74         $11.20          $8.25
    End of period                          $15.33          $14.03          $12.49         $11.74          $11.20
  Accumulation units outstanding
  at the end of period                     12,901          12,377          8,540           6,908          5,266

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     2,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $16.67         $16.17          $12.18
    End of period                          $20.52          $18.91          $18.37         $16.67          $16.17
  Accumulation units outstanding
  at the end of period                       -             15,305          16,852          7,137          3,742

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $13.65
    End of period                          $12.18
  Accumulation units outstanding
  at the end of period                     1,722


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.60           $9.20          $7.54
    End of period                           N/A             N/A            $8.71           $9.60          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,938          9,360

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                    $7.74
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(217)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.76          $9.96           $9.28          $8.31
    End of period                          $12.39          $11.69          $10.76          $9.96          $9.28
  Accumulation units outstanding
  at the end of period                     8,265           5,300           3,827           3,855          8,586

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(217)

  Accumulation unit value:
    Beginning of period                    $8.37
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                     2,113


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.12          $22.12         $20.03           N/A
    End of period                          $29.11          $24.59          $22.12         $22.12           N/A
  Accumulation units outstanding
  at the end of period                      335             197             198             91             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(246)

  Accumulation unit value:
    Beginning of period                    $26.23          $25.56          $24.89         $22.71          $17.09
    End of period                          $28.24          $26.23          $25.56         $24.89          $22.71
  Accumulation units outstanding
  at the end of period                     2,407           2,425           2,260            965            964

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(246)

  Accumulation unit value:
    Beginning of period                    $16.96
    End of period                          $17.09
  Accumulation units outstanding
  at the end of period                      324

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      838             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(177)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.73          $16.49         $15.09          $12.94
    End of period                          $18.20          $18.44          $16.73         $16.49          $15.09
  Accumulation units outstanding
  at the end of period                     7,295           8,634           13,318         13,385          13,802

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(177)

  Accumulation unit value:
    Beginning of period                    $13.70
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                     1,765


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.89          $18.78         $16.11          $11.73
    End of period                          $24.48          $22.26          $18.89         $18.78          $16.11
  Accumulation units outstanding
  at the end of period                     3,686           3,978           4,317           4,006          4,620

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $12.43
    End of period                          $11.73
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,593           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,232            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.28           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.92          $15.19
    End of period                          $19.28          $18.36          $17.88         $17.75          $16.92
  Accumulation units outstanding
  at the end of period                     58,600          62,268          51,094         22,933          10,459

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $14.49
    End of period                          $15.19
  Accumulation units outstanding
  at the end of period                     1,590

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.32           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      739             739             739             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.99            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,198             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(314)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.77          $10.11          $8.41          $6.08
    End of period                          $16.74          $15.24          $11.77         $10.11          $8.41
  Accumulation units outstanding
  at the end of period                     41,077          18,193          17,909         13,709          11,228

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(246)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.86          $20.02         $17.29          $12.99
    End of period                          $24.29          $22.93          $20.86         $20.02          $17.29
  Accumulation units outstanding
  at the end of period                     6,258           1,824           2,274           1,139          1,950

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(246)

  Accumulation unit value:
    Beginning of period                    $12.92
    End of period                          $12.99
  Accumulation units outstanding
  at the end of period                      426

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(142)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.91          $14.85         $14.57          $14.68
    End of period                          $15.77          $15.11          $14.91         $14.85          $14.57
  Accumulation units outstanding
  at the end of period                     13,139          17,803          24,507         35,392          46,099

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(142)

  Accumulation unit value:
    Beginning of period                    $13.83
    End of period                          $14.68
  Accumulation units outstanding
  at the end of period                     35,302


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.99            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,933           1,438            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(179)

  Accumulation unit value:
    Beginning of period                    $20.00          $17.79          $16.66         $13.62          $10.77
    End of period                          $19.11          $20.00          $17.79         $16.66          $13.62
  Accumulation units outstanding
  at the end of period                     35,524          35,130          35,446         27,389          14,655

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(179)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $10.77
  Accumulation units outstanding
  at the end of period                     9,320


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(175)

  Accumulation unit value:
    Beginning of period                    $16.64          $14.52          $14.14         $12.49          $9.17
    End of period                          $15.22          $16.64          $14.52         $14.14          $12.49
  Accumulation units outstanding
  at the end of period                     14,711          17,917          16,888         12,984          14,943

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(175)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $9.17
  Accumulation units outstanding
  at the end of period                     11,047

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(111)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.13          $11.69          $9.77          $7.50
    End of period                          $11.68          $12.26          $11.13         $11.69          $9.77
  Accumulation units outstanding
  at the end of period                     56,102         104,690         107,623         130,374        189,223

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                    122,007

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.95         $10.77          $10.66
    End of period                          $11.62          $11.13          $10.94         $10.95          $10.77
  Accumulation units outstanding
  at the end of period                     3,295           4,450           5,626           3,959          6,031

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                     13,252


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $3.91           N/A
    End of period                          $6.01           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     47,774          1,675             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.17          $10.62          $9.74           N/A
    End of period                          $10.23          $11.32          $10.17         $10.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(104)

  Accumulation unit value:
    Beginning of period                    $11.03          $8.67           $9.37           $9.28          $7.52
    End of period                          $10.93          $11.03          $8.67           $9.37          $9.28
  Accumulation units outstanding
  at the end of period                     89,037          85,624          84,220         99,992         202,408

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(104)

  Accumulation unit value:
    Beginning of period                    $8.70
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                    144,121

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,148          66,086           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.09           $7.41          $5.85
    End of period                          $9.66           $9.49           $8.28           $8.09          $7.41
  Accumulation units outstanding
  at the end of period                     10,054          10,623          22,628         15,722          23,622

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $6.36
    End of period                          $5.85
  Accumulation units outstanding
  at the end of period                     18,439

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.32          $11.83         $11.21           N/A
    End of period                          $11.63          $14.34          $12.32         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       52              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(111)

  Accumulation unit value:
    Beginning of period                    $17.09          $12.43          $11.50          $9.15          $7.00
    End of period                          $18.63          $17.09          $12.43         $11.50          $9.15
  Accumulation units outstanding
  at the end of period                     45,380          62,383          52,094         79,655         147,014

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(111)

  Accumulation unit value:
    Beginning of period                    $8.87
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                    104,943

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.51         $10.72           N/A
    End of period                          $12.22          $11.58          $11.10         $10.51           N/A
  Accumulation units outstanding
  at the end of period                      407             135            2,559            466            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.43          $8.48
    End of period                          $19.88          $18.36          $14.90         $13.40          $11.43
  Accumulation units outstanding
  at the end of period                     14,995          40,277          7,230           7,487          8,407

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                     6,363


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90          $9.70           N/A
    End of period                          $13.73          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    247,022         272,564         298,559         202,100          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,219            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82         $10.03           N/A
    End of period                          $12.62          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     46,537          74,975          76,159         58,415           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $27.00          $22.78          $16.97         $14.05           N/A
    End of period                          $35.84          $27.00          $22.78         $16.97           N/A
  Accumulation units outstanding
  at the end of period                     1,226           1,979           5,131           1,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.09          $9.72           $8.42          $7.22
    End of period                          $13.85          $13.45          $13.09          $9.72          $8.42
  Accumulation units outstanding
  at the end of period                     47,795          64,260          56,162         87,288         162,074

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.22
  Accumulation units outstanding
  at the end of period                    103,927


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.94            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,117           1,186            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.67         $11.16          $8.45
    End of period                          $15.80          $14.99          $13.93         $12.67          $11.16
  Accumulation units outstanding
  at the end of period                     7,767           9,998           10,854         13,103          14,211

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     9,081


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.59          $7.65
    End of period                          $12.33          $11.98          $10.61         $10.36          $9.59
  Accumulation units outstanding
  at the end of period                     44,829          51,228          38,114         25,596          28,153

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     24,794

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(111)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.21          $17.97         $16.27          $11.20
    End of period                          $18.13          $20.64          $19.21         $17.97          $16.27
  Accumulation units outstanding
  at the end of period                     29,864          40,256          34,172         50,811          93,931

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(111)

  Accumulation unit value:
    Beginning of period                    $15.13
    End of period                          $11.20
  Accumulation units outstanding
  at the end of period                     69,459

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.99         $11.27          $7.88
    End of period                          $14.71          $15.31          $13.28         $12.99          $11.27
  Accumulation units outstanding
  at the end of period                     6,906           9,098           11,725         14,438          11,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     8,501


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.04            N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      120             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.55          $11.42          $9.91           N/A
    End of period                          $17.64          $15.05          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    114,199         126,054         114,288         41,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07          $9.74           N/A
    End of period                          $14.26          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     16,141          50,952          78,990         40,068           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.42          $11.13          $9.62          $6.98
    End of period                          $14.87          $14.26          $12.42         $11.13          $9.62
  Accumulation units outstanding
  at the end of period                     23,238          20,761          23,964         17,717          22,076

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $7.63
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                     8,030


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(150)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $7.88          $6.82
    End of period                          $9.58           $8.88           $8.63           $8.06          $7.88
  Accumulation units outstanding
  at the end of period                       -             4,297           8,082           4,572          6,661

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(150)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                     4,226

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,304            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.55          $13.50         $13.17          $12.81
    End of period                          $14.61          $13.76          $13.55         $13.50          $13.17
  Accumulation units outstanding
  at the end of period                     95,544         140,488         138,301         101,179         89,281

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $12.27
    End of period                          $12.81
  Accumulation units outstanding
  at the end of period                     49,712

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $22.92          $20.53          $19.24         $17.35          $13.90
    End of period                          $20.86          $22.92          $20.53         $19.24          $17.35
  Accumulation units outstanding
  at the end of period                      569            2,989           4,668           4,927          13,255

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $14.04
    End of period                          $13.90
  Accumulation units outstanding
  at the end of period                     9,237


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.85          $12.75
    End of period                           N/A             N/A             N/A           $15.30          $14.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            32,868

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $12.70
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     1,786

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.62          $12.64         $12.30           N/A
    End of period                          $13.27          $13.68          $12.62         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     88,050          90,965          83,494         78,010           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(150)

  Accumulation unit value:
    Beginning of period                    $21.57          $19.45          $18.89         $17.54          $14.36
    End of period                          $19.97          $21.57          $19.45         $18.89          $17.54
  Accumulation units outstanding
  at the end of period                     4,114           6,443           8,879           9,553          18,228

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(150)

  Accumulation unit value:
    Beginning of period                    $14.98
    End of period                          $14.36
  Accumulation units outstanding
  at the end of period                     11,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.14           $7.40           $6.36          $4.86
    End of period                          $8.23           $8.45           $8.14           $7.40          $6.36
  Accumulation units outstanding
  at the end of period                       -             17,718          17,353         15,134          13,030

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $4.92
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                     9,909


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $8.50
    End of period                           N/A             N/A             N/A           $10.34          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,831

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                    $8.62
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89          $7.70
    End of period                           N/A             N/A             N/A           $10.05          $9.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             657

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $8.02
    End of period                           N/A             N/A             N/A           $10.41          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,290

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                      692


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $7.86
    End of period                           N/A             N/A             N/A           $10.15          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,315

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                     11,336

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(141)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.05          $12.26         $11.09          $8.92
    End of period                          $15.85          $14.80          $13.05         $12.26          $11.09
  Accumulation units outstanding
  at the end of period                     11,661          18,367          24,340         23,253          5,005

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(141)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     2,485

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.49          $10.30          $9.94           N/A
    End of period                          $11.57          $11.10          $10.49         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     11,462          1,654           1,773             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.16          $12.48         $11.42          $9.56
    End of period                          $15.72          $14.74          $13.16         $12.48          $11.42
  Accumulation units outstanding
  at the end of period                    101,707         152,430         162,330         157,853        161,557

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.86
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                     68,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.49         $10.01           N/A
    End of period                          $12.37          $11.71          $10.81         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(134)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.34          $9.81
    End of period                          $14.93          $14.01          $12.73         $12.19          $11.34
  Accumulation units outstanding
  at the end of period                     66,681         160,394         110,427         109,716        110,404

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(134)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $9.81
  Accumulation units outstanding
  at the end of period                     69,992

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.58           N/A             N/A            N/A
    End of period                          $11.06          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,963             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.70          $8.84
    End of period                           N/A             N/A             N/A           $10.91          $10.70
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              41

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(134)

  Accumulation unit value:
    Beginning of period                    $25.29          $22.68          $21.95         $20.17          $16.91
    End of period                          $26.67          $25.29          $22.68         $21.95          $20.17
  Accumulation units outstanding
  at the end of period                     11,764          14,444          14,756         12,383          11,503

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(134)

  Accumulation unit value:
    Beginning of period                    $18.14
    End of period                          $16.91
  Accumulation units outstanding
  at the end of period                     1,806


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(122)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.73          $11.64         $11.77          $11.94
    End of period                          $12.36          $12.03          $11.73         $11.64          $11.77
  Accumulation units outstanding
  at the end of period                     14,092          17,915          13,669         13,650          13,211

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(122)

  Accumulation unit value:
    Beginning of period                    $12.00
    End of period                          $11.94
  Accumulation units outstanding
  at the end of period                     10,855

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.44          $11.20
    End of period                          $21.66          $20.48          $17.26         $16.26          $14.44
  Accumulation units outstanding
  at the end of period                     19,122          18,313          17,801         14,202           125

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(150)

  Accumulation unit value:
    Beginning of period                    $28.54          $25.58          $24.58         $22.79          $17.80
    End of period                          $30.83          $28.54          $25.58         $24.58          $22.79
  Accumulation units outstanding
  at the end of period                     14,637          5,651           8,106           4,802          12,563

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(150)

  Accumulation unit value:
    Beginning of period                    $18.28
    End of period                          $17.80
  Accumulation units outstanding
  at the end of period                     8,802

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $37.43          $35.72          $31.90         $27.55          $20.26
    End of period                          $43.04          $37.43          $35.72         $31.90          $27.55
  Accumulation units outstanding
  at the end of period                     9,118           9,079           9,637           6,498          5,324

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $21.51
    End of period                          $20.26
  Accumulation units outstanding
  at the end of period                     2,463


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.45          $12.92         $11.42          $8.97
    End of period                          $15.67          $15.84          $13.45         $12.92          $11.42
  Accumulation units outstanding
  at the end of period                     35,063          33,812          38,759         22,456          12,514

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $9.20
    End of period                          $8.97
  Accumulation units outstanding
  at the end of period                     7,858

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.56          $10.99         $10.19          $7.99
    End of period                          $13.88          $12.22          $11.56         $10.99          $10.19
  Accumulation units outstanding
  at the end of period                      755             755             818             819            819

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                       65


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.28           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.26          $8.14
    End of period                          $12.34          $11.66          $10.73          $9.94          $9.26
  Accumulation units outstanding
  at the end of period                      737             737             737             737            737

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.00          $22.01         $21.71           N/A
    End of period                          $28.92          $24.45          $22.00         $22.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $26.12          $25.46          $24.80         $22.65          $17.04
    End of period                          $28.11          $26.12          $25.46         $24.80          $22.65
  Accumulation units outstanding
  at the end of period                       15              15              15             16              16

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $17.26
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                       16

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $18.34          $16.65          $16.42         $15.75          $12.47
    End of period                          $18.09          $18.34          $16.65         $16.42          $15.75
  Accumulation units outstanding
  at the end of period                     1,203           1,203           1,203           1,203          1,203

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $22.14          $18.80          $18.70         $16.05          $11.69
    End of period                          $24.34          $22.14          $18.80         $18.70          $16.05
  Accumulation units outstanding
  at the end of period                       -               -              882             885            889

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $11.69
  Accumulation units outstanding
  at the end of period                      893

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.88            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.73           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.78          $17.67         $16.85          $15.13
    End of period                          $19.16          $18.26          $17.78         $17.67          $16.85
  Accumulation units outstanding
  at the end of period                     1,255           1,255           1,934           1,937          1,891

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $14.57
    End of period                          $15.13
  Accumulation units outstanding
  at the end of period                      686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.65           N/A            N/A
    End of period                          $12.86          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.84          $14.78         $14.51          $14.66
    End of period                          $15.67          $15.02          $14.84         $14.78          $14.51
  Accumulation units outstanding
  at the end of period                      984             986             989             992            653

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.48            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $19.90          $17.71          $16.60         $13.57          $10.74
    End of period                          $19.01          $19.90          $17.71         $16.60          $13.57
  Accumulation units outstanding
  at the end of period                      552             553             555             338            339

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                       50


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.46          $14.09         $12.45          $9.15
    End of period                          $15.13          $16.56          $14.46         $14.09          $12.45
  Accumulation units outstanding
  at the end of period                      285             286             288             56              57

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $9.55
    End of period                          $9.15
  Accumulation units outstanding
  at the end of period                       57

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.76          $10.69
    End of period                          $11.59          $11.10          $10.92         $10.93          $10.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.43           $3.96           N/A
    End of period                          $5.99           $5.86           $4.39           $4.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.59          $9.69           N/A
    End of period                          $10.19          $11.28          $10.14         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,425           1,595            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.40          $6.66
    End of period                          $9.62           $9.45           $8.25           $8.07          $7.40
  Accumulation units outstanding
  at the end of period                      392             394             397              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.69           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.49         $10.44           N/A
    End of period                          $12.17          $11.53          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $11.42          $8.54
    End of period                          $19.82          $18.31          $14.87         $13.38          $11.42
  Accumulation units outstanding
  at the end of period                      126             127             128              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.98           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,540           2,829             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.43            N/A             N/A            N/A
    End of period                          $11.91          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $10.82         $10.47           N/A
    End of period                          $12.60          $10.79          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $26.90          $22.71          $16.93         $13.07           N/A
    End of period                          $35.69          $26.90          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.15          $8.29
    End of period                          $15.75          $14.95          $13.90         $12.66          $11.15
  Accumulation units outstanding
  at the end of period                      260             262             263              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $7.40          $7.65
    End of period                          $12.29          $11.95          $10.59         $10.34          $7.40
  Accumulation units outstanding
  at the end of period                      806             811            3,337           2,735          2,747

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     2,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.26          $7.89
    End of period                          $14.66          $15.28          $13.26         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                      253             255             256              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $5.44           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42          $9.56           N/A
    End of period                          $17.61          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     1,077           1,205             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.07         $10.53           N/A
    End of period                          $14.23          $13.10          $11.91         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.39          $11.11          $9.61          $7.80
    End of period                          $14.82          $14.22          $12.39         $11.11          $9.61
  Accumulation units outstanding
  at the end of period                      150             151             152              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.45         $13.14          $12.78
    End of period                          $14.54          $13.70          $13.50         $13.45          $13.14
  Accumulation units outstanding
  at the end of period                     3,470           3,471           3,537           3,539          3,128

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $12.26
    End of period                          $12.78
  Accumulation units outstanding
  at the end of period                       67

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                    $22.79          $20.43          $19.15         $17.54           N/A
    End of period                          $20.72          $22.79          $20.43         $19.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.78          $12.70
    End of period                           N/A             N/A             N/A           $15.22          $14.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,981

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $12.22
    End of period                          $12.70
  Accumulation units outstanding
  at the end of period                      819

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.57          $12.60         $12.26           N/A
    End of period                          $13.21          $13.62          $12.57         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     1,936           1,939           2,946           2,456           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $21.45          $19.35          $18.80         $17.47          $13.63
    End of period                          $19.85          $21.45          $19.35         $18.80          $17.47
  Accumulation units outstanding
  at the end of period                      330             330             330             330            330

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.00          $12.22         $11.06          $9.77
    End of period                          $15.77          $14.73          $13.00         $12.22          $11.06
  Accumulation units outstanding
  at the end of period                     3,776           3,779           10,804          6,487          6,302

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.96           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.49         $10.38           N/A
    End of period                          $12.35          $11.69          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.30          $9.49
    End of period                          $14.86          $13.95          $12.68         $12.15          $11.30
  Accumulation units outstanding
  at the end of period                     6,840           13,825          14,189          7,744          7,778

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.04           N/A             N/A            N/A
    End of period                          $11.56          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.27           N/A             N/A            N/A
    End of period                          $11.05          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.33
    End of period                           N/A             N/A             N/A           $10.88          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             194

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                    $10.62
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                      198

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.55          $21.84         $20.09          $16.38
    End of period                          $26.50          $25.14          $22.55         $21.84          $20.09
  Accumulation units outstanding
  at the end of period                      804             804             804             805            764

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $28.37          $25.45          $24.46         $22.70          $17.21
    End of period                          $30.64          $28.37          $25.45         $24.46          $22.70
  Accumulation units outstanding
  at the end of period                      610             610             610             610            610

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $37.19          $35.51          $31.73         $27.42          $20.17
    End of period                          $42.75          $37.19          $35.51         $31.73          $27.42
  Accumulation units outstanding
  at the end of period                       25              25              25             26              26

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $20.85
    End of period                          $20.17
  Accumulation units outstanding
  at the end of period                       26


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.40          $8.95
    End of period                          $15.61          $15.78          $13.41         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                     1,488           1,489           1,489           1,490          1,490

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       59

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $16.59          $13.81          $12.72         $11.16          $8.14
    End of period                          $17.85          $16.59          $13.81         $12.72          $11.16
  Accumulation units outstanding
  at the end of period                     8,100           4,352           6,187          12,899          19,204

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.53          $10.97         $10.18          $8.15
    End of period                          $13.84          $12.20          $11.53         $10.97          $10.18
  Accumulation units outstanding
  at the end of period                     5,036           2,701           5,900           5,528          5,575

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.22           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,835           2,804            310             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.70         $11.17          $8.24
    End of period                          $15.24          $13.96          $12.44         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     6,353           9,573           22,551         29,829          33,570

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     1,959

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.18          $16.51         $16.04          $12.10
    End of period                          $20.28          $18.70          $18.18         $16.51          $16.04
  Accumulation units outstanding
  at the end of period                       -             1,167            532            9,316          18,337

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $17.79
    End of period                          $12.10
  Accumulation units outstanding
  at the end of period                     1,713


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.53           $9.15          $8.03
    End of period                           N/A             N/A            $8.65           $9.53          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            55,229          73,158

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.91           $9.24          $8.29
    End of period                          $12.29          $11.62          $10.70          $9.91          $9.24
  Accumulation units outstanding
  at the end of period                     7,987           1,948           4,980           5,774          6,179

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     1,420


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $24.31          $21.88          $21.90         $19.85           N/A
    End of period                          $28.74          $24.31          $21.88         $21.90           N/A
  Accumulation units outstanding
  at the end of period                       -               22              22              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $25.93          $25.29          $24.65         $22.52          $16.96
    End of period                          $27.89          $25.93          $25.29         $24.65          $22.52
  Accumulation units outstanding
  at the end of period                      232             271            4,876           6,629          2,194

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $23.17
    End of period                          $16.96
  Accumulation units outstanding
  at the end of period                      527

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,775            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,130            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(85)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.57          $16.35         $15.69          $12.85
    End of period                          $17.99          $18.25          $16.57         $16.35          $15.69
  Accumulation units outstanding
  at the end of period                     1,849           2,717           3,155           4,189          4,530

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(85)

  Accumulation unit value:
    Beginning of period                    $16.82
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     1,804


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $22.03          $18.71          $18.62         $15.99          $11.66
    End of period                          $24.20          $22.03          $18.71         $18.62          $15.99
  Accumulation units outstanding
  at the end of period                     2,421           2,702            272            8,945          8,943

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $16.58
    End of period                          $11.66
  Accumulation units outstanding
  at the end of period                      754

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,136           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.18           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,093          6,328            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.53           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      938             250             321             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.08
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     11,457          12,215          12,158          9,568          5,653

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.15           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             246             314             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,572           15,210           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $15.10          $11.68          $10.05          $8.36          $5.58
    End of period                          $16.58          $15.10          $11.68         $10.05          $8.36
  Accumulation units outstanding
  at the end of period                     3,404           23,479          37,715         24,946          14,352

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.63          $19.83         $17.14          $12.89
    End of period                          $23.98          $22.67          $20.63         $19.83          $17.14
  Accumulation units outstanding
  at the end of period                      647             355            3,941           5,088          5,095

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $16.56
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45          $14.57
    End of period                          $15.57          $14.94          $14.76         $14.71          $14.45
  Accumulation units outstanding
  at the end of period                     5,223           6,294           5,329           5,101          2,981

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $13.26
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     14,970


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.84            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,307             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.65          $16.55         $13.54          $10.72
    End of period                          $18.92          $19.82          $17.65         $16.55          $13.54
  Accumulation units outstanding
  at the end of period                     11,914          15,791          16,795         20,108          9,630

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     1,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.42          $9.13
    End of period                          $15.07          $16.50          $14.41         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     10,234          14,576          26,801         22,723          16,418

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.91
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     4,346

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.02
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                     42,337          67,044          65,848         96,582          63,584

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.55          $11.07          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     4,029           5,632           19,640         19,438          13,442

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.09           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     39,951          38,777            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.11          $10.56         $10.14           N/A
    End of period                          $10.15          $11.24          $10.11         $10.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.62           $9.32           $9.24          $6.49
    End of period                          $10.83          $10.94          $8.62           $9.32          $9.24
  Accumulation units outstanding
  at the end of period                     64,202         139,602         106,259         91,637          87,595

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,773          24,615           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.05           $7.38          $5.83
    End of period                          $9.58           $9.42           $8.22           $8.05          $7.38
  Accumulation units outstanding
  at the end of period                     25,450          12,461          14,208         12,799          11,240

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $7.87
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.24          $11.76         $10.58          $10.26
    End of period                          $11.53          $14.24          $12.24         $11.76          $10.58
  Accumulation units outstanding
  at the end of period                     1,480           10,697          9,831          22,895          12,388

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $16.96          $12.35          $11.43          $9.10          $6.39
    End of period                          $18.47          $16.96          $12.35         $11.43          $9.10
  Accumulation units outstanding
  at the end of period                     77,464         109,447          78,335         67,105          75,185

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.31          $10.02
    End of period                          $12.11          $11.49          $11.03         $10.46          $10.31
  Accumulation units outstanding
  at the end of period                     18,308          4,287           27,947         39,960          12,561

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.36         $11.41          $7.70
    End of period                          $19.76          $18.27          $14.84         $13.36          $11.41
  Accumulation units outstanding
  at the end of period                     24,114          16,560          12,639         12,964          14,869

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.84           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     67,602         101,460          67,341            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,641          1,160            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.03           N/A
    End of period                          $12.57          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,401           4,495           9,329             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $12.92          $12.92
    End of period                          $35.54          $26.80          $22.63         $16.88          $12.92
  Accumulation units outstanding
  at the end of period                     3,195           7,987           17,179         45,149          5,993

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.01          $9.67           $8.38          $7.08
    End of period                          $13.74          $13.35          $13.01          $9.67          $8.38
  Accumulation units outstanding
  at the end of period                     42,365          91,230         137,229         76,689          68,293

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.67            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.13          $8.44
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.13
  Accumulation units outstanding
  at the end of period                     28,044          18,050          21,542         18,055          18,456

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                      602


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(84)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $7.64
    End of period                          $12.25          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                     3,888           13,164          23,058         23,082          22,356

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                      645

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $20.48          $19.09          $17.88         $16.20          $11.55
    End of period                          $17.98          $20.48          $19.09         $17.88          $16.20
  Accumulation units outstanding
  at the end of period                     15,549          40,926          40,331         41,233          61,674

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $7.49
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     17,938          6,793           13,910         11,317          14,707

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.56           $5.33           N/A
    End of period                          $6.71           $5.98           $5.58           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     65,727          29,075            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.30           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     31,863          36,752          99,899            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06          $9.88           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     2,902           35,432          52,089            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.59          $6.96
    End of period                          $14.77          $14.18          $12.37         $11.09          $9.59
  Accumulation units outstanding
  at the end of period                     5,868           7,409           22,355         37,277          39,502

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $6.81
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -             2,843           3,274           3,302          1,468

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $12.75
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                     29,785          33,422          27,494         33,623          54,273

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     11,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.32          $19.06         $17.20          $13.79
    End of period                          $20.59          $22.65          $20.32         $19.06          $17.20
  Accumulation units outstanding
  at the end of period                       -               -              868             907            946

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $13.79
  Accumulation units outstanding
  at the end of period                      365


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(67)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.72          $12.65
    End of period                           N/A             N/A             N/A           $15.15          $14.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            40,400

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $12.62
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     3,873

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     28,413          23,217          28,467         41,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $21.32          $19.24          $18.71         $17.39          $14.25
    End of period                          $19.72          $21.32          $19.24         $18.71          $17.39
  Accumulation units outstanding
  at the end of period                     2,012           1,288           1,150           1,157          1,120

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.10           $7.37           $6.34          $4.84
    End of period                          $8.16           $8.39           $8.10           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             2,490           2,391           2,299          2,351

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $6.80
    End of period                          $4.84
  Accumulation units outstanding
  at the end of period                      953


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,461

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.17
    End of period                           N/A             N/A             N/A           $10.34          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,585

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.73
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,148

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $8.82
    End of period                          $15.69          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     53,534          63,754          50,221         68,712          47,107

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.11           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     8,046           6,699             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.06          $12.40         $11.35          $9.52
    End of period                          $15.57          $14.61          $13.06         $12.40          $11.35
  Accumulation units outstanding
  at the end of period                     98,226         128,071         117,975         105,222         83,447

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     2,601

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.49         $10.18           N/A
    End of period                          $12.33          $11.68          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     47,921          36,974          36,974         36,974           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.27          $9.77
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.27
  Accumulation units outstanding
  at the end of period                     66,958          82,578          71,920         64,869          50,606

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                     13,461

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $11.55          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.97            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,201             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $8.56
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,279

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.43          $21.73         $20.00          $16.78
    End of period                          $26.33          $24.99          $22.43         $21.73          $20.00
  Accumulation units outstanding
  at the end of period                     11,754          14,428          9,430           4,878          1,289

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $18.07
    End of period                          $16.78
  Accumulation units outstanding
  at the end of period                     2,377


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.62          $11.54         $11.68          $11.86
    End of period                          $12.22          $11.90          $11.62         $11.54          $11.68
  Accumulation units outstanding
  at the end of period                     55,364          15,804          4,221           8,252          18,949

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.22         $14.42          $11.23
    End of period                          $21.55          $20.39          $17.20         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     14,481          32,665          13,595         20,987          31,944

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.60          $17.66
    End of period                          $30.45          $28.21          $25.31         $24.34          $22.60
  Accumulation units outstanding
  at the end of period                     14,128          9,881           14,918          2,902          3,153

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $23.05
    End of period                          $17.66
  Accumulation units outstanding
  at the end of period                     1,316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $27.31          $20.10
    End of period                          $42.50          $36.99          $35.34         $31.60          $27.31
  Accumulation units outstanding
  at the end of period                     5,121           8,737           11,575          8,853          3,464

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $25.66
    End of period                          $20.10
  Accumulation units outstanding
  at the end of period                     2,255


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(78)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.37          $12.85         $11.38          $8.94
    End of period                          $15.55          $15.74          $13.37         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     14,208          19,041          32,398         56,606          44,586

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.53
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     2,036





Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.73          $12.66         $11.11          $9.15
    End of period                          $17.74          $16.49          $13.73         $12.66          $11.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.96         $10.17          $8.36
    End of period                          $13.79          $12.16          $11.51         $10.96          $10.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $8.88
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.26           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.69         $11.16          $9.53
    End of period                          $15.19          $13.92          $12.41         $11.69          $11.16
  Accumulation units outstanding
  at the end of period                       -               -             2,022             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $16.44         $15.97          $15.01
    End of period                          $20.16          $18.60          $18.09         $16.44          $15.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.12          $8.52
    End of period                           N/A             N/A            $8.62           $9.50          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.23          $8.25
    End of period                          $12.24          $11.58          $10.67          $9.89          $9.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $24.16          $21.77          $21.80         $18.49           N/A
    End of period                          $28.56          $24.16          $21.77         $21.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                    $25.78          $25.15          $24.53         $22.42          $19.04
    End of period                          $27.71          $25.78          $25.15         $24.53          $22.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.50          $16.29         $15.63          $12.71
    End of period                          $17.89          $18.16          $16.50         $16.29          $15.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                    $21.92          $18.63          $18.55         $15.93          $13.19
    End of period                          $24.07          $21.92          $18.63         $18.55          $15.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.00           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.43           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.50         $16.71          $15.90
    End of period                          $18.92          $18.04          $17.59         $17.50          $16.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $10.01          $8.34          $7.14
    End of period                          $16.49          $15.04          $11.63         $10.01          $8.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.53          $19.73         $17.07          $14.84
    End of period                          $23.83          $22.53          $20.53         $19.73          $17.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.68          $14.64         $14.39          $14.12
    End of period                          $15.47          $14.85          $14.68         $14.64          $14.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                    $19.73          $17.58          $16.49         $13.49          $10.46
    End of period                          $18.82          $19.73          $17.58         $16.49          $13.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.35          $14.00         $12.38          $8.82
    End of period                          $14.99          $16.42          $14.35         $14.00          $12.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.02          $11.59          $9.70          $7.12
    End of period                          $11.54          $12.12          $11.02         $11.59          $9.70
  Accumulation units outstanding
  at the end of period                     2,393           2,525           3,163           2,369            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.74          $10.93
    End of period                          $11.52          $11.05          $10.88         $10.90          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.14           $4.41           N/A
    End of period                          $5.94           $5.81           $4.36           $4.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $9.92          $10.53           N/A
    End of period                          $10.10          $11.19          $10.07          $9.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $10.90          $8.59           $9.29           $9.22          $7.02
    End of period                          $10.79          $10.90          $8.59           $9.29          $9.22
  Accumulation units outstanding
  at the end of period                     2,865           3,023           3,866           2,834            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.08           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.19           $8.02           $7.35          $5.81
    End of period                          $9.53           $9.37           $8.19           $8.02          $7.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.20          $11.01         $11.73           N/A
    End of period                          $11.48          $14.18          $12.20         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $16.91          $12.32          $11.41          $9.09          $7.87
    End of period                          $18.41          $16.91          $12.32         $11.41          $9.09
  Accumulation units outstanding
  at the end of period                     2,520           2,660           2,760           2,592            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.69         $10.43           N/A
    End of period                          $12.06          $11.45          $10.99         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.84          $13.37         $11.42          $9.36
    End of period                          $19.74          $18.26          $14.84         $13.37          $11.42
  Accumulation units outstanding
  at the end of period                     2,065           2,179           2,242           2,102            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.76           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -             11,892          11,892            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.12           N/A
    End of period                          $12.56          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $26.70          $22.56          $13.32         $16.83           N/A
    End of period                          $35.38          $26.70          $22.56         $13.32           N/A
  Accumulation units outstanding
  at the end of period                       -              405            4,693             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.36          $7.02
    End of period                          $13.68          $13.30          $12.97          $9.64          $8.36
  Accumulation units outstanding
  at the end of period                     2,876           3,035           3,721           2,982            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.30            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.84          $12.62         $11.12          $9.33
    End of period                          $15.66          $14.88          $13.84         $12.62          $11.12
  Accumulation units outstanding
  at the end of period                     2,160           2,279           2,324           2,177            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.56          $8.43
    End of period                          $12.22          $11.89          $10.55         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                     2,590           2,733           2,770           2,577            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                    $20.43          $19.05          $17.85         $16.18          $13.57
    End of period                          $17.92          $20.43          $19.05         $17.85          $16.18
  Accumulation units outstanding
  at the end of period                     1,584           1,671           2,080           1,598            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.24          $7.70
    End of period                          $14.58          $15.20          $13.21         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                     2,148           2,267           2,313           2,162            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.78           $5.54           N/A
    End of period                          $6.68           $5.96           $5.56           $5.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41          $9.62           N/A
    End of period                          $17.55          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $11.06          $9.77           N/A
    End of period                          $14.19          $13.08          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.58          $7.86
    End of period                          $14.72          $14.14          $12.34         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                       -               -             2,195             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $7.85          $7.28
    End of period                          $9.49           $8.81           $8.57           $8.01          $7.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.39          $13.36         $13.06          $12.89
    End of period                          $14.40          $13.58          $13.39         $13.36          $13.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $22.52          $20.21          $18.97         $17.13          $13.77
    End of period                          $20.46          $22.52          $20.21         $18.97          $17.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.66          $13.91
    End of period                           N/A             N/A             N/A           $15.08          $14.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.47          $12.51         $12.18           N/A
    End of period                          $13.08          $13.50          $12.47         $12.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $21.20          $19.14          $18.62         $17.32          $15.45
    End of period                          $19.60          $21.20          $19.14         $18.62          $17.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $7.35           $6.33          $5.50
    End of period                          $8.13           $8.37           $8.08           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.51
    End of period                           N/A             N/A             N/A           $10.30          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $9.63
    End of period                           N/A             N/A             N/A           $10.19          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $7.82
    End of period                           N/A             N/A             N/A           $10.31          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $7.81
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.90          $12.14         $11.00          $10.30
    End of period                          $15.62          $14.60          $12.90         $12.14          $11.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30          $9.96           N/A
    End of period                          $11.52          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.32          $9.36
    End of period                          $15.49          $14.55          $13.01         $12.36          $11.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.49         $10.00           N/A
    End of period                          $12.31          $11.67          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.60          $12.08         $11.25          $10.58
    End of period                          $14.73          $13.84          $12.60         $12.08          $11.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61          $8.53
    End of period                           N/A             N/A             N/A           $10.81          $10.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.32          $21.63         $19.91          $18.18
    End of period                          $26.17          $24.85          $22.32         $21.63          $19.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.56          $11.49         $11.64          $11.69
    End of period                          $12.15          $11.84          $11.56         $11.49          $11.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.17          $16.21         $14.41          $12.41
    End of period                          $21.49          $20.35          $17.17         $16.21          $14.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $28.05          $25.18          $24.22         $22.50          $18.10
    End of period                          $30.25          $28.05          $25.18         $24.22          $22.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $27.19          $20.19
    End of period                          $42.23          $36.78          $35.15         $31.44          $27.19
  Accumulation units outstanding
  at the end of period                       -               -              763              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.34          $12.82         $11.36          $10.37
    End of period                          $15.49          $15.68          $13.34         $12.82          $11.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A




Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $16.40          $13.66          $12.60         $11.06          $9.62
    End of period                          $17.63          $16.40          $13.66         $12.60          $11.06
  Accumulation units outstanding
  at the end of period                      411             508             768            1,053          1,014

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.15           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.51           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.99          $16.36         $15.91          $12.01
    End of period                          $20.04          $18.49          $17.99         $16.36          $15.91
  Accumulation units outstanding
  at the end of period                       -               51              50             53              51

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.73
    End of period                          $12.01
  Accumulation units outstanding
  at the end of period                       54


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.09          $8.38
    End of period                           N/A             N/A            $8.59           $9.47          $9.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,833          1,739

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.21          $8.27
    End of period                          $12.20          $11.54          $10.64          $9.87          $9.21
  Accumulation units outstanding
  at the end of period                      644             746             751            1,383          1,288

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                       89


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $24.03          $21.65          $21.70         $21.08           N/A
    End of period                          $28.38          $24.03          $21.65         $21.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.42          $16.22         $15.58          $12.77
    End of period                          $17.79          $18.06          $16.42         $16.22          $15.58
  Accumulation units outstanding
  at the end of period                      171             142             318             318            319

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $16.88
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $21.81          $18.54          $18.47         $15.88          $11.58
    End of period                          $23.93          $21.81          $18.54         $18.47          $15.88
  Accumulation units outstanding
  at the end of period                      301             344             534             714            872

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $16.13
    End of period                          $11.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.95            N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.55           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      375              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $17.42         $16.64          $14.96
    End of period                          $18.80          $17.94          $17.50         $17.42          $16.64
  Accumulation units outstanding
  at the end of period                     1,241           1,220            415             756            702

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.40
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                       51

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.53           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.35           N/A             N/A             N/A            N/A
    End of period                          $23.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      672             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.60          $14.57         $14.32          $14.46
    End of period                          $15.38          $14.76          $14.60         $14.57          $14.32
  Accumulation units outstanding
  at the end of period                      531             405             406             798            735

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $13.18
    End of period                          $14.46
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.48            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      403              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $19.65          $17.51          $16.44         $13.46          $10.66
    End of period                          $18.74          $19.65          $17.51         $16.44          $13.46
  Accumulation units outstanding
  at the end of period                     1,019           1,447           1,858           1,493          1,250

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $13.19
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                      114


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.35          $14.29          $13.94         $12.34          $9.08
    End of period                          $14.91          $16.35          $14.29         $13.94          $12.34
  Accumulation units outstanding
  at the end of period                     1,491           2,261           1,533            961            736

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.90
    End of period                          $9.08
  Accumulation units outstanding
  at the end of period                       71

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.99          $11.56          $9.68          $7.44
    End of period                          $11.49          $12.07          $10.99         $11.56          $9.68
  Accumulation units outstanding
  at the end of period                     1,814           1,299           1,300           1,213          1,321

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.92
    End of period                          $7.44
  Accumulation units outstanding
  at the end of period                      444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $3.92           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.04          $10.51          $9.78           N/A
    End of period                          $10.06          $11.15          $10.04         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.56           $9.27           $9.20          $7.47
    End of period                          $10.74          $10.86          $8.56           $9.27          $9.20
  Accumulation units outstanding
  at the end of period                     1,884           1,312           1,313           1,237          1,347

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.17
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                      467

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.36          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.34          $5.81
    End of period                          $9.50           $9.35           $8.17           $8.00          $7.34
  Accumulation units outstanding
  at the end of period                       -               -               -             1,505          1,639

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $5.93
    End of period                          $5.81
  Accumulation units outstanding
  at the end of period                      575

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.16          $11.70         $10.38           N/A
    End of period                          $11.43          $14.13          $12.16         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      919             961            1,223            548            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $16.83          $12.27          $11.37          $9.06          $8.45
    End of period                          $18.31          $16.83          $12.27         $11.37          $9.06
  Accumulation units outstanding
  at the end of period                      495              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.96          $10.40         $10.48           N/A
    End of period                          $12.01          $11.40          $10.96         $10.40           N/A
  Accumulation units outstanding
  at the end of period                      480             502             639             287            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.77           N/A
    End of period                          $13.64          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.38            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $10.82         $10.46           N/A
    End of period                          $12.54          $10.75          $10.48         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $26.60          $22.49          $16.79         $15.14           N/A
    End of period                          $35.23          $26.60          $22.49         $16.79           N/A
  Accumulation units outstanding
  at the end of period                     1,703           1,877           2,027             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.92          $9.62           $8.35          $7.17
    End of period                          $13.62          $13.25          $12.92          $9.62          $8.35
  Accumulation units outstanding
  at the end of period                     4,278           3,475           3,326           1,217          1,325

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $8.49
    End of period                          $7.17
  Accumulation units outstanding
  at the end of period                      436


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.45            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.96          $17.78         $16.12          $11.12
    End of period                          $17.82          $20.33          $18.96         $17.78          $16.12
  Accumulation units outstanding
  at the end of period                     1,068            741             741             784            854

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $11.12
  Accumulation units outstanding
  at the end of period                      307

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.90         $11.22          $7.86
    End of period                          $14.52          $15.15          $13.17         $12.90          $11.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -             261

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $9.52
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.35           N/A
    End of period                          $6.66           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.70           N/A
    End of period                          $17.53          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06          $9.80           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.57          $6.95
    End of period                          $14.67          $14.09          $12.30         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     1,689           1,926           2,548           2,068          1,397

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                       94


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $7.99           $8.04           N/A
    End of period                          $9.46           $8.78           $8.55           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.34          $13.32         $13.03          $12.69
    End of period                          $14.33          $13.52          $13.34         $13.32          $13.03
  Accumulation units outstanding
  at the end of period                      581             522             523             951            880

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.04
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                       60

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $22.39          $20.10          $18.88         $18.80           N/A
    End of period                          $20.33          $22.39          $20.10         $18.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.68          $12.58
    End of period                           N/A             N/A             N/A           $15.10          $14.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             374

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $12.67
    End of period                          $12.58
  Accumulation units outstanding
  at the end of period                       20

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.44          $12.42          $12.47         $12.14           N/A
    End of period                          $13.01          $13.44          $12.42         $12.47           N/A
  Accumulation units outstanding
  at the end of period                      307             257             257             503            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $21.08          $19.04          $18.54         $17.25          $14.14
    End of period                          $19.48          $21.08          $19.04         $18.54          $17.25
  Accumulation units outstanding
  at the end of period                      711             718            1,037            623            288

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $17.43
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.33          $4.83
    End of period                          $8.12           $8.36           $8.07           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -             2,458           2,896           2,108          1,087

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $4.83
  Accumulation units outstanding
  at the end of period                       55


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $9.39
    End of period                           N/A             N/A             N/A           $10.00          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,185

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.79
    End of period                           N/A             N/A             N/A           $10.02          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,937

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                    $8.28
    End of period                          $7.79
  Accumulation units outstanding
  at the end of period                     6,439

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.85          $12.10         $10.97          $8.83
    End of period                          $15.54          $14.54          $12.85         $12.10          $10.97
  Accumulation units outstanding
  at the end of period                     12,769          12,811          13,067         12,420          1,322

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.30          $9.94           N/A
    End of period                          $11.50          $11.05          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.96          $12.32         $11.29          $9.47
    End of period                          $15.42          $14.48          $12.96         $12.32          $11.29
  Accumulation units outstanding
  at the end of period                     10,689          10,689          10,689         10,689          10,689

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $9.73
    End of period                          $9.47
  Accumulation units outstanding
  at the end of period                     5,374

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.49          $9.87           N/A
    End of period                          $12.29          $11.66          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.53          $12.03         $11.21          $9.72
    End of period                          $14.64          $13.77          $12.53         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                     1,668           1,692           8,366           8,048          7,789

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                     7,789

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.41           N/A             N/A            N/A
    End of period                          $11.53          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.74           N/A             N/A            N/A
    End of period                          $11.69          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.29
    End of period                           N/A             N/A             N/A           $10.77          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,639

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $24.70          $22.20          $21.53         $19.83          $16.65
    End of period                          $26.00          $24.70          $22.20         $21.53          $19.83
  Accumulation units outstanding
  at the end of period                     1,014           1,023            313             610            566

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $17.97
    End of period                          $16.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $20.30          $17.14          $16.19         $14.78           N/A
    End of period                          $21.44          $20.30          $17.14         $16.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $27.88          $25.04          $24.11         $22.40          $17.53
    End of period                          $30.06          $27.88          $25.04         $24.11          $22.40
  Accumulation units outstanding
  at the end of period                      374             351             467              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $23.01
    End of period                          $17.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $36.57          $34.96          $31.29         $27.08          $19.95
    End of period                          $41.97          $36.57          $34.96         $31.29          $27.08
  Accumulation units outstanding
  at the end of period                       78              83             189             189            297

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $24.67
    End of period                          $19.95
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.30          $12.79         $11.34          $8.92
    End of period                          $15.43          $15.63          $13.30         $12.79          $11.34
  Accumulation units outstanding
  at the end of period                     2,343           2,575           3,312           2,622          1,819

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.31
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                       74

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $16.30          $13.59          $12.54         $11.01          $7.84
    End of period                          $17.51          $16.30          $13.59         $12.54          $11.01
  Accumulation units outstanding
  at the end of period                     5,004           5,912           4,688           5,009          10,322

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.26           N/A
    End of period                          $13.71          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                      794             741              -              21             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.41           N/A
    End of period                           N/A             N/A             N/A            $9.06           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.13           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      351             910             598             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.14          $7.59
    End of period                          $15.10          $13.85          $12.36         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                     3,403           7,746           6,539           6,914          5,579

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.90          $16.29         $15.84          $15.36
    End of period                          $19.93          $18.39          $17.90         $16.29          $15.84
  Accumulation units outstanding
  at the end of period                       -              234              -              34            1,692

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.42           N/A
    End of period                           N/A             N/A            $8.56           $9.43           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.61          $9.84           $9.19          $8.76
    End of period                          $12.15          $11.50          $10.61          $9.84          $9.19
  Accumulation units outstanding
  at the end of period                     5,528           4,554           4,736           4,858          2,918

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.54          $21.59         $19.45           N/A
    End of period                          $28.20          $23.88          $21.54         $21.59           N/A
  Accumulation units outstanding
  at the end of period                      272              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.89          $24.29         $22.23          $20.96
    End of period                          $27.36          $25.48          $24.89         $24.29          $22.23
  Accumulation units outstanding
  at the end of period                       -               -               58             53              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,457            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.34          $16.15         $15.52          $12.04
    End of period                          $17.69          $17.97          $16.34         $16.15          $15.52
  Accumulation units outstanding
  at the end of period                     3,389           6,203           5,473           5,561          4,622

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $21.69          $18.46          $18.39         $15.82          $15.26
    End of period                          $23.80          $21.69          $18.46         $18.39          $15.82
  Accumulation units outstanding
  at the end of period                     1,437           2,032           1,969           2,021          1,887

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,993           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.92            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,464           1,464            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.52           N/A            N/A
    End of period                          $11.51          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,938            527              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $17.33         $16.56          $16.14
    End of period                          $18.68          $17.84          $17.41         $17.33          $16.56
  Accumulation units outstanding
  at the end of period                     8,688           9,592           1,390            949            849

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.32           N/A            N/A
    End of period                          $12.80          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      518             518            1,617            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,432           1,550            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.94           $8.54           N/A
    End of period                          $16.33          $14.91          $11.54          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -             8,468           8,785           9,696           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.31          $19.54         $16.92          $14.97
    End of period                          $23.53          $22.27          $20.31         $19.54          $16.92
  Accumulation units outstanding
  at the end of period                      677             730             419             436           1,453

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.52          $14.50         $14.26          $14.62
    End of period                          $15.28          $14.68          $14.52         $14.50          $14.26
  Accumulation units outstanding
  at the end of period                     7,819           14,856          11,239         10,848          6,649

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.98            N/A             N/A            N/A
    End of period                          $13.98          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      556              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                    $19.56          $17.45          $16.38         $13.42          $10.64
    End of period                          $18.64          $19.56          $17.45         $16.38          $13.42
  Accumulation units outstanding
  at the end of period                     3,685           6,806           6,074           6,242          5,910

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                    $16.28          $14.24          $13.90         $12.31          $9.06
    End of period                          $14.85          $16.28          $14.24         $13.90          $12.31
  Accumulation units outstanding
  at the end of period                     4,557           7,956           7,355           7,805          6,535

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.95          $11.53          $9.66          $7.70
    End of period                          $11.44          $12.03          $10.95         $11.53          $9.66
  Accumulation units outstanding
  at the end of period                     9,611           14,983          17,269         14,585          17,301

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.87         $10.72          $10.86
    End of period                          $11.45          $10.99          $10.84         $10.87          $10.72
  Accumulation units outstanding
  at the end of period                     6,325           11,004          31,560         30,209          13,005

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.77           $4.33           $4.38           $3.90           N/A
    End of period                          $5.89           $5.77           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                     1,288           1,067            292             292            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.48          $9.72           N/A
    End of period                          $10.02          $11.11          $10.01         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.53           $9.24           $9.18          $7.90
    End of period                          $10.70          $10.82          $8.53           $9.24          $9.18
  Accumulation units outstanding
  at the end of period                     15,739          26,927          41,712         37,404          40,542

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,245           11,731           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.38           N/A
    End of period                          $9.45           $9.31           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                     2,660           16,403          1,619             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.67         $10.59           N/A
    End of period                          $11.38          $14.08          $12.12         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     3,386           2,807             10              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                    $16.77          $12.23          $11.34          $9.04          $7.57
    End of period                          $18.24          $16.77          $12.23         $11.34          $9.04
  Accumulation units outstanding
  at the end of period                     11,833          19,614          15,683         13,386          11,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.92          $10.37         $10.53           N/A
    End of period                          $11.96          $11.36          $10.92         $10.37           N/A
  Accumulation units outstanding
  at the end of period                      938             653            1,501           1,270           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                    $18.13          $14.75          $13.30         $11.37          $8.06
    End of period                          $19.59          $18.13          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                     5,903           8,931           8,118           7,416          5,682

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.79          $10.89          $9.62           N/A
    End of period                          $13.62          $13.72          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     8,189           8,352           2,615             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.75            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.94           N/A
    End of period                          $12.52          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      237            5,418             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $26.50          $22.42          $16.74         $14.08           N/A
    End of period                          $35.09          $26.50          $22.42         $16.74           N/A
  Accumulation units outstanding
  at the end of period                      236            1,218            959             959            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.88          $9.59           $8.33          $7.62
    End of period                          $13.56          $13.20          $12.88          $9.59          $8.33
  Accumulation units outstanding
  at the end of period                     14,547          24,601          21,983         20,219          19,144

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.45            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.58         $11.10          $9.35
    End of period                          $15.57          $14.80          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                     6,009           6,582           12,878         12,189          12,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.54          $7.65
    End of period                          $12.15          $11.83          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                     24,995          37,167          23,893         24,891          26,124

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.90          $17.73         $16.09          $12.84
    End of period                          $17.75          $20.25          $18.90         $17.73          $16.09
  Accumulation units outstanding
  at the end of period                     5,317           8,619           9,218           8,466          7,122

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.15          $12.89         $11.22          $9.12
    End of period                          $14.49          $15.13          $13.15         $12.89          $11.22
  Accumulation units outstanding
  at the end of period                     5,187           7,696           10,670          9,459          11,348

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $5.11           N/A
    End of period                          $6.63           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                      648            9,681             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.56           N/A
    End of period                          $17.50          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,738           2,340             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.06         $10.10           N/A
    End of period                          $14.14          $13.05          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      792            1,122            912              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.56          $8.58
    End of period                          $14.63          $14.06          $12.28         $11.03          $9.56
  Accumulation units outstanding
  at the end of period                     14,570          14,139          1,504           1,160          1,170

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $8.03           N/A
    End of period                          $9.44           $8.76           $8.53           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -             1,827             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $12.91
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     28,294          37,120          21,988         20,691          15,988

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                    $22.26          $20.00          $18.79         $16.98          $13.64
    End of period                          $20.21          $22.26          $20.00         $18.79          $16.98
  Accumulation units outstanding
  at the end of period                       -               -             1,050             -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.53          $13.19
    End of period                           N/A             N/A             N/A           $14.94          $14.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,354

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.37          $12.43         $12.10           N/A
    End of period                          $12.95          $13.38          $12.37         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     13,465          16,658          4,455           5,314           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.94          $18.44         $17.17          $14.08
    End of period                          $19.35          $20.95          $18.94         $18.44          $17.17
  Accumulation units outstanding
  at the end of period                      769            1,325            417             434            452

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.30          $4.82
    End of period                          $8.07           $8.31           $8.03           $7.32          $6.30
  Accumulation units outstanding
  at the end of period                       -             1,779           4,962           5,223          4,642

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.42
    End of period                           N/A             N/A             N/A           $10.27          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,674

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $8.70
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,330

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13           N/A
    End of period                           N/A             N/A             N/A           $10.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.16
    End of period                           N/A             N/A             N/A           $10.24          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,345

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $8.01
    End of period                           N/A             N/A             N/A            $9.99          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,782

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.05         $10.94          $8.77
    End of period                          $15.47          $14.48          $12.80         $12.05          $10.94
  Accumulation units outstanding
  at the end of period                     4,079           6,299           11,148          9,573          1,710

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.30         $10.04           N/A
    End of period                          $11.48          $11.04          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -             4,017             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.91          $12.28         $11.26          $9.64
    End of period                          $15.34          $14.42          $12.91         $12.28          $11.26
  Accumulation units outstanding
  at the end of period                     32,393          52,937          60,352         56,425          51,716

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.78          $10.49          $9.87           N/A
    End of period                          $12.27          $11.64          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.48          $11.99         $11.18          $9.70
    End of period                          $14.57          $13.71          $12.48         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                     6,417           6,477           5,208           5,208          5,820

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.88            N/A             N/A            N/A
    End of period                          $11.52          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.05           N/A             N/A            N/A
    End of period                          $11.68          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.48           N/A             N/A            N/A
    End of period                          $11.01          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.55          $8.10
    End of period                           N/A             N/A             N/A           $10.74          $10.55
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             922

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.08          $21.42         $19.74          $16.59
    End of period                          $25.84          $24.56          $22.08         $21.42          $19.74
  Accumulation units outstanding
  at the end of period                     3,339           2,093            748             201            297

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.38         $11.54          $11.64
    End of period                          $12.00          $11.71          $11.44         $11.38          $11.54
  Accumulation units outstanding
  at the end of period                     20,704          3,908           2,202            390           1,714

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.63           N/A
    End of period                          $21.38          $20.26          $17.12         $16.17           N/A
  Accumulation units outstanding
  at the end of period                     2,683           5,582            251             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $27.72          $24.91          $23.99         $22.31          $17.46
    End of period                          $29.87          $27.72          $24.91         $23.99          $22.31
  Accumulation units outstanding
  at the end of period                     2,150           2,801           2,824           2,841          2,181

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $36.35          $34.78          $31.14         $26.96          $19.87
    End of period                          $41.70          $36.35          $34.78         $31.14          $26.96
  Accumulation units outstanding
  at the end of period                     1,318           2,941           1,687           1,811          1,601

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.76         $11.32          $8.91
    End of period                          $15.38          $15.58          $13.26         $12.76          $11.32
  Accumulation units outstanding
  at the end of period                     6,323           8,237           8,302           6,768          5,619

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.52          $12.48         $11.03           N/A
    End of period                          $17.40          $16.21          $13.52         $12.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.44          $10.90         $10.13          $9.20
    End of period                          $13.67          $12.07          $11.44         $10.90          $10.13
  Accumulation units outstanding
  at the end of period                      376             377             179             180            181

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.63           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,885             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.33          $11.63         $11.13          $9.47
    End of period                          $15.05          $13.82          $12.33         $11.63          $11.13
  Accumulation units outstanding
  at the end of period                       -               -              173             173            174

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.29          $17.81          $16.21         $15.51           N/A
    End of period                          $19.82          $18.29          $17.81         $16.21           N/A
  Accumulation units outstanding
  at the end of period                       -               62              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $9.19           N/A
    End of period                           N/A             N/A            $8.53           $9.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.58          $9.82           $9.14           N/A
    End of period                          $12.11          $11.46          $10.58          $9.82           N/A
  Accumulation units outstanding
  at the end of period                       -               98              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.42          $21.49         $21.02           N/A
    End of period                          $28.02          $23.75          $21.42         $21.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.58          $18.37          $18.32         $16.41           N/A
    End of period                          $23.66          $21.58          $18.37         $18.32           N/A
  Accumulation units outstanding
  at the end of period                      316             316              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      176              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.28           N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      590             590              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.31          $17.25         $16.49          $16.19
    End of period                          $18.56          $17.73          $17.31         $17.25          $16.49
  Accumulation units outstanding
  at the end of period                      296             296              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.23          $10.34           N/A            N/A
    End of period                          $12.78          $12.71          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.49          $9.91           $8.72           N/A
    End of period                          $16.25          $14.84          $11.49          $9.91           N/A
  Accumulation units outstanding
  at the end of period                      716             716              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.09           N/A             N/A             N/A            N/A
    End of period                          $23.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       98             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $14.59          $14.45          $14.43         $14.20          $14.21
    End of period                          $15.18          $14.59          $14.45         $14.43          $14.20
  Accumulation units outstanding
  at the end of period                      997             997              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.20            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      843             181             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $13.38          $12.55
    End of period                          $18.55          $19.48          $17.38         $16.33          $13.38
  Accumulation units outstanding
  at the end of period                      399             401              2              306             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.19          $13.86         $12.28          $11.28
    End of period                          $14.77          $16.21          $14.19         $13.86          $12.28
  Accumulation units outstanding
  at the end of period                       -               20              -              352             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.92          $11.49          $9.64          $7.42
    End of period                          $11.39          $11.98          $10.92         $11.49          $9.64
  Accumulation units outstanding
  at the end of period                     3,569           4,957           12,896          8,027          5,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.96
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                     1,355

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.81          $10.85         $10.71          $10.63
    End of period                          $11.41          $10.97          $10.81         $10.85          $10.71
  Accumulation units outstanding
  at the end of period                       37             170            1,410           1,347          1,116

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                     1,042


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $4.26           N/A
    End of period                          $5.85           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                     1,581             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $11.07          $9.97           $10.01           N/A            N/A
    End of period                          $9.97           $11.07          $9.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $10.78          $8.51           $9.22           $9.16          $7.45
    End of period                          $10.65          $10.78          $8.51           $9.22          $9.16
  Accumulation units outstanding
  at the end of period                     4,609           6,070           7,037           7,216          5,630

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.33
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                     1,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,376           3,711            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.31          $6.55
    End of period                          $9.41           $9.28           $8.12           $7.96          $7.31
  Accumulation units outstanding
  at the end of period                       -               8               8               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.08          $11.64         $10.50           N/A
    End of period                          $11.34          $14.02          $12.08         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $16.71          $12.19          $11.31          $9.02          $6.93
    End of period                          $18.16          $16.71          $12.19         $11.31          $9.02
  Accumulation units outstanding
  at the end of period                     5,532           5,093           5,989           8,512          4,673

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                     1,408

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.34         $10.39           N/A
    End of period                          $11.91          $11.32          $10.89         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -              969             973              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.72          $13.28         $11.36          $8.46
    End of period                          $19.53          $18.09          $14.72         $13.28          $11.36
  Accumulation units outstanding
  at the end of period                       48             155            1,211           1,307          1,387

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     1,377


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.70           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     4,151           8,061           1,375             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,375           4,022            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.40           N/A
    End of period                          $12.50          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      581              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $26.40          $22.34          $16.70         $12.83           N/A
    End of period                          $34.94          $26.40          $22.34         $16.70           N/A
  Accumulation units outstanding
  at the end of period                      491             653             655             581            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.84          $9.56           $8.31          $7.14
    End of period                          $13.51          $13.15          $12.84          $9.56          $8.31
  Accumulation units outstanding
  at the end of period                     3,228           5,464           7,111           8,147          5,640

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.51
    End of period                          $7.14
  Accumulation units outstanding
  at the end of period                     1,256


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.66            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.09          $8.43
    End of period                          $15.52          $14.77          $13.76         $12.56          $11.09
  Accumulation units outstanding
  at the end of period                       49             169            1,288           1,347          1,376

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.67
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     1,423


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.27          $9.54          $7.63
    End of period                          $12.11          $11.80          $10.48         $10.27          $9.54
  Accumulation units outstanding
  at the end of period                      625             769            2,115           2,131          2,084

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $7.75
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                     2,140

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.84          $17.68         $16.05          $11.09
    End of period                          $17.67          $20.18          $18.84         $17.68          $16.05
  Accumulation units outstanding
  at the end of period                     2,229           2,815           3,671           4,365          3,623

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $11.09
  Accumulation units outstanding
  at the end of period                      936

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.87         $11.21          $7.85
    End of period                          $14.45          $15.09          $13.13         $12.87          $11.21
  Accumulation units outstanding
  at the end of period                       54             181            1,277           1,348          1,485

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.20
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     1,525


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.49           $5.91           N/A
    End of period                          $6.60           $5.89           $5.51           $5.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.49          $11.41          $9.51           N/A
    End of period                          $17.47          $14.95          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,640           4,516           1,290             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.06         $10.76           N/A
    End of period                          $14.12          $13.03          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.54          $9.10
    End of period                          $14.58          $14.02          $12.25         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                      607             695              6               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.22         $12.94          $12.63
    End of period                          $14.19          $13.40          $13.24         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     1,462           1,563            873             486            487

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $12.40
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                      360

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $22.13          $19.89          $18.56           N/A            N/A
    End of period                          $20.08          $22.13          $19.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.32          $12.39         $12.06           N/A
    End of period                          $12.89          $13.32          $12.32         $12.39           N/A
  Accumulation units outstanding
  at the end of period                       -               94              9               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.83          $18.84          $18.36         $17.22           N/A
    End of period                          $19.23          $20.83          $18.84         $18.36           N/A
  Accumulation units outstanding
  at the end of period                      307             307              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.01           $7.30           $6.30          $5.66
    End of period                          $8.04           $8.28           $8.01           $7.30          $6.30
  Accumulation units outstanding
  at the end of period                       -              289             290             292            293

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $8.48
    End of period                           N/A             N/A             N/A           $10.26          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             523

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                    $8.53
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                      524

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,990            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.75
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,468

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                     4,721

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(489)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.75          $12.01         $10.91          $10.75
    End of period                          $15.39          $14.41          $12.75         $12.01          $10.91
  Accumulation units outstanding
  at the end of period                     21,393          30,938          39,792          8,519            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30          $9.98           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.86          $12.23         $11.23          $9.43
    End of period                          $15.27          $14.36          $12.86         $12.23          $11.23
  Accumulation units outstanding
  at the end of period                     2,241           9,605           9,638          12,412          11,984

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $9.33
    End of period                          $9.43
  Accumulation units outstanding
  at the end of period                     7,076

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.48         $10.03           N/A
    End of period                          $12.25          $11.63          $10.77         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.44          $11.94         $11.14          $9.67
    End of period                          $14.50          $13.65          $12.44         $11.94          $11.14
  Accumulation units outstanding
  at the end of period                     16,694          14,141          14,230          8,829          8,857

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                     7,388

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.52          $9.93            N/A             N/A            N/A
    End of period                          $11.00          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.69           N/A
    End of period                           N/A             N/A             N/A           $10.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.96          $21.32         $19.87           N/A
    End of period                          $25.67          $24.42          $21.96         $21.32           N/A
  Accumulation units outstanding
  at the end of period                       -               46              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.39          $13.06
    End of period                          $21.33          $20.22          $17.09         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                     4,591           1,151             -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.56          $24.78          $23.87         $22.29           N/A
    End of period                          $29.69          $27.56          $24.78         $23.87           N/A
  Accumulation units outstanding
  at the end of period                     1,738            504              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.14          $34.59          $30.99         $27.77           N/A
    End of period                          $41.44          $36.14          $34.59         $30.99           N/A
  Accumulation units outstanding
  at the end of period                      652             434              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.22          $12.73         $11.30          $10.00
    End of period                          $15.32          $15.53          $13.22         $12.73          $11.30
  Accumulation units outstanding
  at the end of period                       -               79              5               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.44          $12.42         $10.92          $9.24
    End of period                          $17.29          $16.11          $13.44         $12.42          $10.92
  Accumulation units outstanding
  at the end of period                     1,279           3,262           19,437         19,437          16,839

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $8.39
    End of period                          $13.62          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                      337             362             371             386            365

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      242             449              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.30          $11.60         $11.10          $8.22
    End of period                          $14.99          $13.77          $12.30         $11.60          $11.10
  Accumulation units outstanding
  at the end of period                       93             590            4,724            609            553

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.72          $16.14         $15.71          $13.38
    End of period                          $19.70          $18.19          $17.72         $16.14          $15.71
  Accumulation units outstanding
  at the end of period                       -              730             729             750            753

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.37           $9.01           N/A
    End of period                           N/A             N/A            $8.50           $9.37           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.54          $9.79           $9.15          $8.41
    End of period                          $12.05          $11.42          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                     2,480           2,493           1,169           1,170          1,148

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.31          $20.91           N/A            N/A
    End of period                          $27.85          $23.61          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.63          $24.06         $22.61           N/A
    End of period                          $27.02          $25.19          $24.63         $24.06           N/A
  Accumulation units outstanding
  at the end of period                       -              452            4,238            504            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.79          $16.19          $16.02         $15.41          $11.88
    End of period                          $17.49          $17.79          $16.19         $16.02          $15.41
  Accumulation units outstanding
  at the end of period                      617            1,218           1,210           1,184          1,097

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $21.46          $18.27          $18.23         $15.69          $10.13
    End of period                          $23.51          $21.46          $18.27         $18.23          $15.69
  Accumulation units outstanding
  at the end of period                       68             127             324             326           9,492

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.80           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.22          $17.16         $16.42          $15.98
    End of period                          $18.44          $17.63          $17.22         $17.16          $16.42
  Accumulation units outstanding
  at the end of period                     2,199           3,726           1,558           6,295          6,311

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $11.12           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                    $14.77          $11.45          $9.87           $8.24          $5.53
    End of period                          $16.17          $14.77          $11.45          $9.87          $8.24
  Accumulation units outstanding
  at the end of period                      478            6,485           17,122         24,436          20,651

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $22.02          $20.09          $19.36         $16.78          $15.00
    End of period                          $23.24          $22.02          $20.09         $19.36          $16.78
  Accumulation units outstanding
  at the end of period                       -               -              204             170           1,428

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.44          $14.42         $14.21          $14.49
    End of period                          $15.16          $14.57          $14.44         $14.42          $14.21
  Accumulation units outstanding
  at the end of period                      213             945             795             833             18

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.18            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.31          $16.27         $13.34          $10.63
    End of period                          $18.46          $19.39          $17.31         $16.27          $13.34
  Accumulation units outstanding
  at the end of period                      821            3,502           6,665           6,293          5,513

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $16.15          $14.14          $13.82         $12.25          $9.10
    End of period                          $14.72          $16.15          $14.14         $13.82          $12.25
  Accumulation units outstanding
  at the end of period                     1,596           6,050           7,718           7,767          7,305

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.88          $11.46          $9.62          $7.38
    End of period                          $11.34          $11.94          $10.88         $11.46          $9.62
  Accumulation units outstanding
  at the end of period                     11,862          19,761          22,099         23,922          17,889

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.79          $10.84         $10.70          $10.64
    End of period                          $11.38          $10.94          $10.79         $10.84          $10.70
  Accumulation units outstanding
  at the end of period                     3,282           14,131          26,012         24,361          14,392

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.06            N/A            N/A
    End of period                          $5.84           $5.72           $4.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.94           $10.00           N/A            N/A
    End of period                          $9.94           $11.03          $9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.74          $8.48           $9.19           $9.14          $7.32
    End of period                          $10.61          $10.74          $8.48           $9.19          $9.14
  Accumulation units outstanding
  at the end of period                     22,530          33,704          37,222         38,313          34,218

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.74          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.29          $6.22
    End of period                          $9.37           $9.24           $8.09           $7.94          $7.29
  Accumulation units outstanding
  at the end of period                       -             1,120           20,290          1,120          1,120

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $10.92           N/A            N/A
    End of period                          $11.28          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                    $16.65          $12.15          $11.28          $9.00          $7.68
    End of period                          $18.08          $16.65          $12.15         $11.28          $9.00
  Accumulation units outstanding
  at the end of period                     8,755           18,457          22,478         24,599          20,957

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.85          $10.31          $9.99           N/A
    End of period                          $11.86          $11.28          $10.85         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,942             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $18.04          $14.69          $13.26         $11.35          $7.98
    End of period                          $19.47          $18.04          $14.69         $13.26          $11.35
  Accumulation units outstanding
  at the end of period                     3,782           7,204           8,783          29,517          20,546

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.22           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     13,255          14,890            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.63            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.46          $10.81         $10.59           N/A
    End of period                          $12.48          $10.72          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -              277             282              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                    $26.30          $22.26          $16.65         $16.70           N/A
    End of period                          $34.78          $26.30          $22.26         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       50              51            14,089            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.81          $9.54           $8.30          $7.17
    End of period                          $13.46          $13.11          $12.81          $9.54          $8.30
  Accumulation units outstanding
  at the end of period                     10,458          17,261          18,125         21,576          13,824

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.20           N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.54         $11.08          $7.89
    End of period                          $15.48          $14.73          $13.74         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                     3,210           14,173          24,140         24,159          16,923

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.53          $7.19
    End of period                          $12.07          $11.77          $10.46         $10.25          $9.53
  Accumulation units outstanding
  at the end of period                     10,069          23,364          36,173         62,413          41,241

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                    $20.10          $18.78          $17.63         $16.02          $13.06
    End of period                          $17.60          $20.10          $18.78         $17.63          $16.02
  Accumulation units outstanding
  at the end of period                     7,935           12,186          18,062         15,797          11,278

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.20          $7.34
    End of period                          $14.40          $15.05          $13.10         $12.86          $11.20
  Accumulation units outstanding
  at the end of period                     3,932           23,530          43,217         28,540          19,875

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $4.71            N/A            N/A
    End of period                          $6.57           $5.87           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,773            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $11.41         $11.45           N/A
    End of period                          $17.44          $14.93          $15.48         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,287           3,341            780              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $11.06         $10.77           N/A
    End of period                          $14.09          $13.02          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.26          $11.02          $9.56          $6.30
    End of period                          $14.57          $14.02          $12.26         $11.02          $9.56
  Accumulation units outstanding
  at the end of period                      486            1,598           1,691           1,786           223

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.49           $8.18            N/A            N/A
    End of period                          $9.38           $8.71           $8.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.22          $13.22         $12.94          $12.83
    End of period                          $14.16          $13.38          $13.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     8,912           13,837          17,857         18,945          14,003

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $22.00          $19.78          $18.39           N/A            N/A
    End of period                          $19.95          $22.00          $19.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.40          $13.20
    End of period                           N/A             N/A             N/A           $14.80          $14.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,531

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.26          $12.27          $12.34         $12.02           N/A
    End of period                          $12.82          $13.26          $12.27         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     3,662           5,485           4,702          17,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $20.74          $18.77          $18.30         $17.05          $12.90
    End of period                          $19.14          $20.74          $18.77         $18.30          $17.05
  Accumulation units outstanding
  at the end of period                      229             262             268             273            260

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.28           $6.63           N/A
    End of period                          $8.01           $8.25           $7.98           $7.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -             19,173            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93           N/A
    End of period                           N/A             N/A             N/A           $10.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.70          $11.97         $10.87          $10.75
    End of period                          $15.32          $14.35          $12.70         $11.97          $10.87
  Accumulation units outstanding
  at the end of period                      317             295              -            95,786          23,247

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.29         $10.18           N/A
    End of period                          $11.44          $11.01          $10.44         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.19         $11.19          $10.15
    End of period                          $15.19          $14.30          $12.81         $12.19          $11.19
  Accumulation units outstanding
  at the end of period                     10,692          12,350          26,257         26,906          27,603

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.48          $9.87           N/A
    End of period                          $12.24          $11.62          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.90         $11.11          $9.65
    End of period                          $14.43          $13.59          $12.39         $11.90          $11.11
  Accumulation units outstanding
  at the end of period                     14,234          24,604          24,804         25,737          26,703

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      740             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $24.28          $21.84          $21.22         $19.57          $16.69
    End of period                          $25.51          $24.28          $21.84         $21.22          $19.57
  Accumulation units outstanding
  at the end of period                     1,566           1,818           2,270           2,398          2,051

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.26           N/A            N/A
    End of period                          $11.85          $11.57          $11.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,533           60,634            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $20.17          $17.06          $16.13         $14.38          $13.01
    End of period                          $21.27          $20.17          $17.06         $16.13          $14.38
  Accumulation units outstanding
  at the end of period                     1,580           1,264           1,148           1,224           407

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $27.41          $24.65          $23.76         $22.12          $18.21
    End of period                          $29.50          $27.41          $24.65         $23.76          $22.12
  Accumulation units outstanding
  at the end of period                     1,200           1,214           1,132           7,728          7,022

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $35.96          $34.43          $30.87         $26.74          $18.45
    End of period                          $41.21          $35.96          $34.43         $30.87          $26.74
  Accumulation units outstanding
  at the end of period                      586            1,046            941            6,440          6,240

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.18          $12.70         $11.27          $8.02
    End of period                          $15.25          $15.47          $13.18         $12.70          $11.27
  Accumulation units outstanding
  at the end of period                     1,410           2,104           1,581           1,571           866

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $10.87          $8.66
    End of period                          $17.19          $16.02          $13.37         $12.36          $10.87
  Accumulation units outstanding
  at the end of period                      291             296            2,961          11,203          11,473

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $11.07
    End of period                          $8.66
  Accumulation units outstanding
  at the end of period                     3,880

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.11          $7.96
    End of period                          $13.58          $12.01          $11.39         $10.87          $10.11
  Accumulation units outstanding
  at the end of period                      595            1,645           5,661          24,303          9,807

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                     3,552


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25          $7.72
    End of period                           N/A             N/A             N/A            $9.03          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,288

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     2,816

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.06           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                      609             846              96             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.28          $11.59         $11.10          $8.21
    End of period                          $14.96          $13.75          $12.28         $11.59          $11.10
  Accumulation units outstanding
  at the end of period                      332            1,323           2,926          18,273          26,151

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.73
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                     5,720

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.63          $16.06         $15.65          $11.84
    End of period                          $19.59          $18.09          $17.63         $16.06          $15.65
  Accumulation units outstanding
  at the end of period                       -              249             471            2,761          3,297

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $14.64
    End of period                          $11.84
  Accumulation units outstanding
  at the end of period                     3,693


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.99          $7.40
    End of period                           N/A             N/A            $8.47           $9.34          $8.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             7,633          23,654

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                    $7.68
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                      316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.77           $9.14          $8.22
    End of period                          $12.01          $11.39          $10.52          $9.77          $9.14
  Accumulation units outstanding
  at the end of period                       -               -             8,368          26,624          24,833

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                     10,789


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.20          $21.28         $19.36           N/A
    End of period                          $27.67          $23.47          $21.20         $21.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               74              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $25.04          $24.49          $23.94         $21.94          $16.57
    End of period                          $26.85          $25.04          $24.49         $23.94          $21.94
  Accumulation units outstanding
  at the end of period                       -              169             720            5,077          4,118

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.83
    End of period                          $16.57
  Accumulation units outstanding
  at the end of period                      377

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(97)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.95         $15.35          $12.61
    End of period                          $17.39          $17.70          $16.12         $15.95          $15.35
  Accumulation units outstanding
  at the end of period                       -             1,195           1,771          11,445          5,343

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(97)

  Accumulation unit value:
    Beginning of period                    $16.25
    End of period                          $12.61
  Accumulation units outstanding
  at the end of period                     2,161


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $21.36          $18.20          $18.16         $15.65          $11.44
    End of period                          $23.40          $21.36          $18.20         $18.16          $15.65
  Accumulation units outstanding
  at the end of period                       -               -              209           18,301          11,873

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $15.96
    End of period                          $11.44
  Accumulation units outstanding
  at the end of period                     2,554

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.02           N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.38           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.13          $17.08         $16.35          $14.74
    End of period                          $18.33          $17.53          $17.13         $17.08          $16.35
  Accumulation units outstanding
  at the end of period                       -              235            3,684          17,083          14,859

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.28
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                     2,864

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.48           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $14.71          $11.40          $9.84           $8.22          $5.79
    End of period                          $16.09          $14.71          $11.40          $9.84          $8.22
  Accumulation units outstanding
  at the end of period                       -             1,066           5,554          77,330          17,614

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.99          $19.26         $16.71          $12.60
    End of period                          $23.09          $21.89          $19.99         $19.26          $16.71
  Accumulation units outstanding
  at the end of period                      206             212             827            1,945          2,787

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $12.75
    End of period                          $12.60
  Accumulation units outstanding
  at the end of period                     1,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.42          $14.29          $14.29         $14.08          $14.24
    End of period                          $14.99          $14.42          $14.29         $14.29          $14.08
  Accumulation units outstanding
  at the end of period                       -             1,254           11,351         34,701          42,073

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                     44,944


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.67            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.24          $16.21         $13.30          $10.56
    End of period                          $18.37          $19.31          $17.24         $16.21          $13.30
  Accumulation units outstanding
  at the end of period                      245            1,015           6,207          29,822          21,352

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $12.47
    End of period                          $10.56
  Accumulation units outstanding
  at the end of period                     8,407


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.07          $13.76         $12.20          $9.00
    End of period                          $14.63          $16.07          $14.07         $13.76          $12.20
  Accumulation units outstanding
  at the end of period                      316            2,394           7,867          39,666          42,616

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     12,440

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.84          $11.43          $9.60          $7.39
    End of period                          $11.29          $11.90          $10.84         $11.43          $9.60
  Accumulation units outstanding
  at the end of period                       -             24,161          55,561         154,030        126,029

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $7.39
  Accumulation units outstanding
  at the end of period                     49,907

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.68          $10.62
    End of period                          $11.35          $10.91          $10.77         $10.82          $10.68
  Accumulation units outstanding
  at the end of period                       -             1,681           34,230         61,232          43,245

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                     12,211


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $4.16           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,302           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $10.97          $9.91           $10.39          $9.97           N/A
    End of period                          $9.88           $10.97          $9.91          $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -              222             382            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $9.12          $7.42
    End of period                          $10.56          $10.70          $8.45           $9.17          $9.12
  Accumulation units outstanding
  at the end of period                     4,291           32,425          74,399         161,236        133,795

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.79
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                     52,769

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.98            N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,005          8,814            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.28          $5.77
    End of period                          $9.33           $9.21           $8.06           $7.91          $7.28
  Accumulation units outstanding
  at the end of period                       -               -             6,199          37,828          41,882

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.77
  Accumulation units outstanding
  at the end of period                     14,060

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.00          $11.57         $10.37           N/A
    End of period                          $11.24          $13.92          $12.00         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -              188              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.11          $11.25          $8.98          $6.90
    End of period                          $18.01          $16.58          $12.11         $11.25          $8.98
  Accumulation units outstanding
  at the end of period                     4,234           27,904          61,523         157,148        113,570

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                     40,824

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.29         $10.49           N/A
    End of period                          $11.81          $11.23          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              193            2,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.66          $13.24         $11.34          $8.45
    End of period                          $19.41          $18.00          $14.66         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                       -             1,634           8,139          37,319          19,170

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     8,639


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     9,119           16,317          16,051          3,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.19            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,200          5,542            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.73           N/A            N/A
    End of period                          $12.46          $10.71          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,282            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $13.08           N/A
    End of period                          $34.64          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,177           7,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.76          $9.51           $8.27          $7.12
    End of period                          $13.39          $13.05          $12.76          $9.51          $8.27
  Accumulation units outstanding
  at the end of period                     4,585           32,370          73,964         167,694        128,270

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.12
  Accumulation units outstanding
  at the end of period                     37,336


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.07          $8.42
    End of period                          $15.43          $14.70          $13.71         $12.53          $11.07
  Accumulation units outstanding
  at the end of period                       -               -             5,917          58,301          33,886

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                     11,352


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(132)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.24          $9.52          $7.62
    End of period                          $12.04          $11.74          $10.44         $10.24          $9.52
  Accumulation units outstanding
  at the end of period                       -              162            30,744         244,077        206,962

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(132)

  Accumulation unit value:
    Beginning of period                    $8.99
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     40,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,229            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $20.03          $18.72          $17.58         $15.98          $11.05
    End of period                          $17.52          $20.03          $18.72         $17.58          $15.98
  Accumulation units outstanding
  at the end of period                     2,488           16,253          35,207         85,658          71,972

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $13.41
    End of period                          $11.05
  Accumulation units outstanding
  at the end of period                     26,444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.08          $12.84         $11.19          $7.85
    End of period                          $14.36          $15.01          $13.08         $12.84          $11.19
  Accumulation units outstanding
  at the end of period                       -               -             5,839          43,258          25,638

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     14,689


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.47           $5.46           $5.62           N/A
    End of period                          $6.54           $5.85           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                       -              750             836            3,067           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41         $10.54           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     11,907          10,765          7,802           5,587           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.22           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -             2,310           2,247             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.52          $6.93
    End of period                          $14.48          $13.94          $12.19         $10.97          $9.52
  Accumulation units outstanding
  at the end of period                      338            2,939           8,669          20,842          42,648

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $8.18
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                     30,620


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.80          $6.77
    End of period                          $9.36           $8.68           $8.47           $7.94          $7.80
  Accumulation units outstanding
  at the end of period                       -               -             1,570           5,246          3,065

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $6.77
  Accumulation units outstanding
  at the end of period                      421

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.13          $13.13         $12.87          $12.57
    End of period                          $14.05          $13.28          $13.13         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                       -             2,803           26,291         75,885          74,613

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                     56,930

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.68          $18.52         $16.76          $13.48
    End of period                          $19.83          $21.88          $19.68         $18.52          $16.76
  Accumulation units outstanding
  at the end of period                       -             1,002           1,152           2,085           179

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.11
    End of period                          $13.48
  Accumulation units outstanding
  at the end of period                      290


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.34          $12.37
    End of period                           N/A             N/A             N/A           $14.73          $14.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            36,842

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $12.51
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                     22,223

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.30         $11.98           N/A
    End of period                          $12.76          $13.21          $12.23         $12.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -             13,457         36,261           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.64          $18.18         $16.95          $13.92
    End of period                          $18.99          $20.59          $18.64         $18.18          $16.95
  Accumulation units outstanding
  at the end of period                      352             354            2,780           8,703          8,919

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.74
    End of period                          $13.92
  Accumulation units outstanding
  at the end of period                     2,755

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.27          $4.81
    End of period                          $7.98           $8.23           $7.96           $7.27          $6.27
  Accumulation units outstanding
  at the end of period                       -               -             3,134          12,695          10,061

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $6.20
    End of period                          $4.81
  Accumulation units outstanding
  at the end of period                     7,185


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.47
    End of period                           N/A             N/A             N/A           $10.23          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,728

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                    $8.82
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     2,096

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81          $7.67
    End of period                           N/A             N/A             N/A            $9.94          $9.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,009

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                      862


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $7.79
    End of period                           N/A             N/A             N/A           $10.12          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,895

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $8.44
    End of period                           N/A             N/A             N/A           $10.14          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,206

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77          $7.72
    End of period                           N/A             N/A             N/A            $9.89          $9.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            41,727

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     21,509

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.65          $11.93         $10.84          $8.75
    End of period                          $15.24          $14.29          $12.65         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                       -             2,854           34,656         119,234         28,017

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.29          $9.94           N/A
    End of period                          $11.42          $11.00          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              972              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(131)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.76          $12.15         $11.16          $9.38
    End of period                          $15.12          $14.23          $12.76         $12.15          $11.16
  Accumulation units outstanding
  at the end of period                       -              341           142,994         322,352        272,102

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(131)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $9.38
  Accumulation units outstanding
  at the end of period                     66,597

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.48         $10.00           N/A
    End of period                          $12.22          $11.60          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              203            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.86         $11.08          $9.63
    End of period                          $14.36          $13.53          $12.34         $11.86          $11.08
  Accumulation units outstanding
  at the end of period                       -             7,188           45,676         139,920        132,112

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                     27,805

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.59           N/A             N/A            N/A
    End of period                          $11.48          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.46          $7.98
    End of period                           N/A             N/A             N/A           $10.63          $10.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,986

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.73          $21.12         $19.49          $16.40
    End of period                          $25.35          $24.14          $21.73         $21.12          $19.49
  Accumulation units outstanding
  at the end of period                       -              117            16,697         38,242          23,864

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $16.40
  Accumulation units outstanding
  at the end of period                     10,553


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.26          $11.22         $11.39          $11.60
    End of period                          $11.77          $11.50          $11.26         $11.22          $11.39
  Accumulation units outstanding
  at the end of period                       -               -             45,212         63,141          49,543

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.68
    End of period                          $11.60
  Accumulation units outstanding
  at the end of period                     59,826

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $20.13          $17.03          $16.12         $14.37          $12.09
    End of period                          $21.21          $20.13          $17.03         $16.12          $14.37
  Accumulation units outstanding
  at the end of period                       -               -             7,309          19,533          7,357

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $27.24          $24.52          $23.65         $22.02          $17.26
    End of period                          $29.31          $27.24          $24.52         $23.65          $22.02
  Accumulation units outstanding
  at the end of period                       -              457            3,816          11,850          11,211

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $22.25
    End of period                          $17.26
  Accumulation units outstanding
  at the end of period                     2,748

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $35.72          $34.23          $30.70         $26.61          $19.65
    End of period                          $40.92          $35.72          $34.23         $30.70          $26.61
  Accumulation units outstanding
  at the end of period                      124             517            5,311          21,426          18,966

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $25.19
    End of period                          $19.65
  Accumulation units outstanding
  at the end of period                     3,849


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.68         $11.26          $8.87
    End of period                          $15.20          $15.42          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                       -              335            11,260         45,532          36,040

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $11.38
    End of period                          $8.87
  Accumulation units outstanding
  at the end of period                     8,367

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.15          $12.18         $10.72          $8.55
    End of period                          $16.85          $15.73          $13.15         $12.18          $10.72
  Accumulation units outstanding
  at the end of period                       -               -              305             679            462

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.55
  Accumulation units outstanding
  at the end of period                       43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.08          $7.94
    End of period                          $13.46          $11.92          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                       -               -             5,869          11,359          10,367

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     2,052


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.22          $7.71
    End of period                           N/A             N/A             N/A            $8.99          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                    $7.90
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.43           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              679             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.07          $8.19
    End of period                          $14.82          $13.64          $12.21         $11.54          $11.07
  Accumulation units outstanding
  at the end of period                      267             270            5,489           7,391          7,389

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $8.10
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                      438

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.36          $15.84         $15.46          $11.71
    End of period                          $19.25          $17.78          $17.36         $15.84          $15.46
  Accumulation units outstanding
  at the end of period                       -               -             1,551           2,389          2,382

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $12.72
    End of period                          $11.71
  Accumulation units outstanding
  at the end of period                     1,110


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.25           $8.92          $7.35
    End of period                           N/A             N/A            $8.39           $9.25          $8.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,541          2,468

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                       28

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.43          $9.71           $9.09          $8.19
    End of period                          $11.88          $11.27          $10.43          $9.71          $9.09
  Accumulation units outstanding
  at the end of period                      962             957            18,283         28,361          30,938

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $8.33
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                     9,076


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.86          $20.98         $20.33           N/A
    End of period                          $27.15          $23.07          $20.86         $20.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $24.61          $24.11          $23.60         $21.66          $16.39
    End of period                          $26.35          $24.61          $24.11         $23.60          $21.66
  Accumulation units outstanding
  at the end of period                       -               -              301             729            612

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $16.67
    End of period                          $16.39
  Accumulation units outstanding
  at the end of period                      129

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.90          $15.76         $15.19          $12.50
    End of period                          $17.11          $17.43          $15.90         $15.76          $15.19
  Accumulation units outstanding
  at the end of period                      415             423             396            7,836          7,426

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $14.59
    End of period                          $12.50
  Accumulation units outstanding
  at the end of period                     4,863


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $21.03          $17.95          $17.94         $15.48          $11.33
    End of period                          $23.00          $21.03          $17.95         $17.94          $15.48
  Accumulation units outstanding
  at the end of period                       -               -               -             2,695          1,977

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $14.31
    End of period                          $11.33
  Accumulation units outstanding
  at the end of period                     1,266

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.98            N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.54           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.86          $16.84         $16.14          $14.57
    End of period                          $17.98          $17.22          $16.86         $16.84          $16.14
  Accumulation units outstanding
  at the end of period                      420             401            13,342         15,070          14,016

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $13.63
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     4,224

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,388            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.27          $9.74           $8.54           N/A
    End of period                          $15.86          $14.52          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,099           5,529           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.67          $18.99         $16.49          $12.23
    End of period                          $22.66          $21.51          $19.67         $18.99          $16.49
  Accumulation units outstanding
  at the end of period                      151              -             2,578           3,078          2,671

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.07          $14.08         $13.90          $14.08
    End of period                          $14.71          $14.17          $14.07         $14.08          $13.90
  Accumulation units outstanding
  at the end of period                      511            2,467           10,818         23,742          44,433

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.03
    End of period                          $14.08
  Accumulation units outstanding
  at the end of period                     39,183


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.74           N/A             N/A            N/A
    End of period                          $13.91          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.04          $16.05         $13.19          $10.48
    End of period                          $18.10          $19.05          $17.04         $16.05          $13.19
  Accumulation units outstanding
  at the end of period                       -               -             6,270          23,532          20,669

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.85
    End of period                          $10.48
  Accumulation units outstanding
  at the end of period                     6,482


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.91          $13.62         $12.10          $8.93
    End of period                          $14.42          $15.85          $13.91         $13.62          $12.10
  Accumulation units outstanding
  at the end of period                      233             235            9,142          26,496          20,707

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $10.99
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                     7,175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.74          $11.34          $9.53          $7.35
    End of period                          $11.15          $11.76          $10.74         $11.34          $9.53
  Accumulation units outstanding
  at the end of period                     3,572             -             45,749         117,467        115,106

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.44
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                     62,263

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.71          $10.77         $10.65          $10.60
    End of period                          $11.25          $10.83          $10.71         $10.77          $10.65
  Accumulation units outstanding
  at the end of period                       -               -             9,295          11,718          9,974

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $10.60
  Accumulation units outstanding
  at the end of period                     4,783


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.25           $4.31           $4.17           N/A
    End of period                          $5.74           $5.64           $4.25           $4.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            15,627           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.07           N/A            N/A
    End of period                          $9.76           $10.86          $9.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $10.58          $8.37           $9.09           $9.06          $7.38
    End of period                          $10.43          $10.58          $8.37           $9.09          $9.06
  Accumulation units outstanding
  at the end of period                     3,747             -             58,354         153,643        140,773

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.38
  Accumulation units outstanding
  at the end of period                     67,025

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.04           N/A             N/A            N/A
    End of period                          $10.29          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.23          $5.74
    End of period                          $9.21           $9.10           $7.98           $7.85          $7.23
  Accumulation units outstanding
  at the end of period                       -               -             13,121         18,243          20,822

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $6.55
    End of period                          $5.74
  Accumulation units outstanding
  at the end of period                     4,002

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.88          $11.48         $10.98           N/A
    End of period                          $11.10          $13.76          $11.88         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -              370            1,471           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $16.40          $11.99          $11.15          $8.92          $6.87
    End of period                          $17.78          $16.40          $11.99         $11.15          $8.92
  Accumulation units outstanding
  at the end of period                     3,634             -             42,579         119,489        117,004

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $8.74
    End of period                          $6.87
  Accumulation units outstanding
  at the end of period                     65,412

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.20         $10.24           N/A
    End of period                          $11.66          $11.11          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,088           2,087           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.58          $13.18         $11.31          $8.44
    End of period                          $19.24          $17.86          $14.58         $13.18          $11.31
  Accumulation units outstanding
  at the end of period                       -               -             2,773           7,561          6,468

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.62
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                     3,184


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88         $10.31           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,482          21,236           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.74           N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81         $10.24           N/A
    End of period                          $12.40          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,257           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $25.91          $21.98          $16.47         $12.99           N/A
    End of period                          $34.20          $25.91          $21.98         $16.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,640           5,052           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.63          $9.43           $8.21          $7.08
    End of period                          $13.22          $12.90          $12.63          $9.43          $8.21
  Accumulation units outstanding
  at the end of period                     3,983             -             45,817         129,124        123,785

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $7.08
  Accumulation units outstanding
  at the end of period                     63,218


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.47         $11.04          $8.41
    End of period                          $15.29          $14.59          $13.63         $12.47          $11.04
  Accumulation units outstanding
  at the end of period                       -               -             3,795           6,220          5,455

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $8.41
  Accumulation units outstanding
  at the end of period                     2,535


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.49          $7.61
    End of period                          $11.93          $11.66          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                       -               -             23,484         48,156          39,546

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                     21,236

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.54          $17.44         $15.87          $10.99
    End of period                          $17.30          $19.80          $18.54         $17.44          $15.87
  Accumulation units outstanding
  at the end of period                     1,952             -             25,953         72,840          67,722

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.81
    End of period                          $10.99
  Accumulation units outstanding
  at the end of period                     42,088

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.00          $12.78         $11.15          $7.84
    End of period                          $14.23          $14.90          $13.00         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                       -               -             1,906           5,961          7,550

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.46
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                     3,087


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.42           $5.28           N/A
    End of period                          $6.46           $5.78           $5.42           $5.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40         $11.43           N/A
    End of period                          $17.33          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,218             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05         $10.77           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,954           2,539           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.48          $6.91
    End of period                          $14.33          $13.82          $12.11         $10.91          $9.48
  Accumulation units outstanding
  at the end of period                      523             550            19,486         24,097          23,767

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $8.31
    End of period                          $6.91
  Accumulation units outstanding
  at the end of period                     2,896


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.76          $6.80
    End of period                          $9.27           $8.61           $8.41           $7.90          $7.76
  Accumulation units outstanding
  at the end of period                       -               -             2,844           2,987          2,987

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.76          $12.48
    End of period                          $13.84          $13.11          $12.98         $13.00          $12.76
  Accumulation units outstanding
  at the end of period                      553             520            40,519         68,285          74,889

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $12.48
  Accumulation units outstanding
  at the end of period                     36,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                    $21.50          $19.37          $18.25         $16.55          $14.44
    End of period                          $19.45          $21.50          $19.37         $18.25          $16.55
  Accumulation units outstanding
  at the end of period                       -               -              500             971            504

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.16          $12.23
    End of period                           N/A             N/A             N/A           $14.53          $14.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,381

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                    $12.12
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                     4,415

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.08          $12.18         $11.86           N/A
    End of period                          $12.57          $13.03          $12.08         $12.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,140         20,416           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.34          $17.92         $16.73          $13.77
    End of period                          $18.63          $20.23          $18.34         $17.92          $16.73
  Accumulation units outstanding
  at the end of period                       -               -             1,346           1,823          1,698

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $13.77
  Accumulation units outstanding
  at the end of period                      506

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $8.15           $7.89           $7.22           $6.23          $4.79
    End of period                          $7.89           $8.15           $7.89           $7.22          $6.23
  Accumulation units outstanding
  at the end of period                       -              417            3,100           5,789          4,468

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $4.86
    End of period                          $4.79
  Accumulation units outstanding
  at the end of period                      514


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $9.00
    End of period                           N/A             N/A             N/A           $10.19          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,754

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.78          $7.66
    End of period                           N/A             N/A             N/A            $9.90          $9.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,431

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     1,375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.81
    End of period                           N/A             N/A             N/A           $10.04          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             774

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $7.81
  Accumulation units outstanding
  at the end of period                      789


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.69          $7.66
    End of period                           N/A             N/A             N/A            $9.79          $9.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,636

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     2,475

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.51          $11.81         $10.75          $8.69
    End of period                          $15.02          $14.10          $12.51         $11.81          $10.75
  Accumulation units outstanding
  at the end of period                       -               -             21,142         97,741          76,000

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.69
  Accumulation units outstanding
  at the end of period                     61,814

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42          $10.29         $10.18           N/A
    End of period                          $11.37          $10.96          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,618           4,855           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.61          $12.03         $11.07          $9.32
    End of period                          $14.90          $14.05          $12.61         $12.03          $11.07
  Accumulation units outstanding
  at the end of period                       -               -            127,150         306,474        331,467

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $9.32
  Accumulation units outstanding
  at the end of period                    116,971

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.74          $10.48         $10.33           N/A
    End of period                          $12.16          $11.56          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,814           6,646           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.20          $11.75         $10.99          $9.56
    End of period                          $14.15          $13.35          $12.20         $11.75          $10.99
  Accumulation units outstanding
  at the end of period                       -               -            114,434         253,862        277,363

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                     81,460

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.14
    End of period                           N/A             N/A             N/A           $10.53          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,145

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                    $9.77
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                     1,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $23.72          $21.39          $20.81         $19.24          $16.22
    End of period                          $24.88          $23.72          $21.39         $20.81          $19.24
  Accumulation units outstanding
  at the end of period                      306             314            10,551         21,647          19,361

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $17.48
    End of period                          $16.22
  Accumulation units outstanding
  at the end of period                     8,384


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.08          $11.06         $11.24          $11.47
    End of period                          $11.55          $11.30          $11.08         $11.06          $11.24
  Accumulation units outstanding
  at the end of period                       -               -             15,698         27,433          31,099

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $11.47
  Accumulation units outstanding
  at the end of period                     25,633

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                    $20.00          $16.95          $16.06         $14.34          $12.32
    End of period                          $21.05          $20.00          $16.95         $16.06          $14.34
  Accumulation units outstanding
  at the end of period                       -               -             2,085           4,350          1,306

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $26.77          $24.13          $23.31         $21.74          $17.06
    End of period                          $28.76          $26.77          $24.13         $23.31          $21.74
  Accumulation units outstanding
  at the end of period                       -               -             3,517           6,198          4,858

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $20.15
    End of period                          $17.06
  Accumulation units outstanding
  at the end of period                     2,170

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $35.11          $33.68          $30.25         $26.27          $19.42
    End of period                          $40.15          $35.11          $33.68         $30.25          $26.27
  Accumulation units outstanding
  at the end of period                       -               -             3,910           8,093          6,794

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $24.07
    End of period                          $19.42
  Accumulation units outstanding
  at the end of period                     1,300


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.59         $11.19          $8.83
    End of period                          $15.02          $15.27          $13.04         $12.59          $11.19
  Accumulation units outstanding
  at the end of period                      471             515            10,511         37,891          34,843

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                     20,154

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.09          $12.13         $10.69          $9.87
    End of period                          $16.76          $15.65          $13.09         $12.13          $10.69
  Accumulation units outstanding
  at the end of period                       -              230             265              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.51          $10.44           N/A            N/A
    End of period                          $12.69          $15.31          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.69           $9.05           N/A
    End of period                          $11.83          $11.24          $10.40          $9.69           N/A
  Accumulation units outstanding
  at the end of period                       -              633             639              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                    $22.94          $22.62           N/A             N/A            N/A
    End of period                          $26.98          $22.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                    $20.92          $17.86          $17.87         $15.52           N/A
    End of period                          $22.87          $20.92          $17.86         $17.87           N/A
  Accumulation units outstanding
  at the end of period                       -              180             182              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.00           N/A             N/A            N/A
    End of period                          $10.72          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $10.49           N/A            N/A
    End of period                          $11.40          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.77          $16.76         $16.07          $15.88
    End of period                          $17.87          $17.12          $16.77         $16.76          $16.07
  Accumulation units outstanding
  at the end of period                       -              397             385              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.20          $10.46           N/A            N/A
    End of period                          $12.68          $12.65          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $21.38          $19.56          $18.30           N/A            N/A
    End of period                          $22.51          $21.38          $19.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.99          $14.02         $13.84          $13.74
    End of period                          $14.62          $14.09          $13.99         $14.02          $13.84
  Accumulation units outstanding
  at the end of period                       -              480             459              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.89          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $18.97          $16.97          $15.99         $13.15          $12.72
    End of period                          $18.01          $18.97          $16.97         $15.99          $13.15
  Accumulation units outstanding
  at the end of period                       -              195             191              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.62           $4.87            N/A             N/A            N/A
    End of period                          $5.71           $5.62            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.78           $9.83            N/A            N/A
    End of period                          $9.72           $10.82          $9.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.88            N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $10.61           N/A            N/A
    End of period                          $13.46          $13.61          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.43          $9.24            N/A            N/A
    End of period                          $12.38          $10.66          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.43          $11.95           N/A            N/A
    End of period                          $17.30          $14.85          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.83          $10.45           N/A            N/A
    End of period                          $13.98          $12.94          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.08          $10.89          $9.47          $8.79
    End of period                          $14.29          $13.78          $12.08         $10.89          $9.47
  Accumulation units outstanding
  at the end of period                       -              273             285              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.58           $8.82            N/A             N/A            N/A
    End of period                          $9.24           $8.58            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $12.96         $12.72          $12.68
    End of period                          $13.77          $13.05          $12.93         $12.96          $12.72
  Accumulation units outstanding
  at the end of period                       -              515             497              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                    $21.37          $19.26          $17.85           N/A            N/A
    End of period                          $19.33          $21.37          $19.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.04          $12.14         $11.83           N/A
    End of period                          $12.51          $12.97          $12.04         $12.14           N/A
  Accumulation units outstanding
  at the end of period                       -              270             266              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.25          $17.43           N/A            N/A
    End of period                          $18.51          $20.11          $18.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                    $8.12           $7.87           $6.93            N/A            N/A
    End of period                          $7.86           $8.12           $7.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              445             431             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.41          $10.25           N/A            N/A
    End of period                          $11.35          $10.95          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.41           N/A            N/A
    End of period                          $12.14          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.27          $20.71         $18.86           N/A
    End of period                          $24.72          $23.58          $21.27         $20.71           N/A
  Accumulation units outstanding
  at the end of period                       -              302             307              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $26.62          $24.00          $23.19         $21.64          $20.49
    End of period                          $28.58          $26.62          $24.00         $23.19          $21.64
  Accumulation units outstanding
  at the end of period                       -              280             274              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.00          $12.56         $11.17          $10.45
    End of period                          $14.97          $15.22          $13.00         $12.56          $11.17
  Accumulation units outstanding
  at the end of period                       -              487             505              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.02          $12.07         $10.64          $8.49
    End of period                          $16.65          $15.56          $13.02         $12.07          $10.64
  Accumulation units outstanding
  at the end of period                       -               -               -             1,524          1,587

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     1,676

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.78         $10.06          $7.94
    End of period                          $13.37          $11.85          $11.27         $10.78          $10.06
  Accumulation units outstanding
  at the end of period                       -               -             5,780          10,079          8,199

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $7.78
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     3,028


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.20          $7.70
    End of period                           N/A             N/A             N/A            $8.97          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,222

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                     1,143

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $10.73           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              379             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $11.04          $8.18
    End of period                          $14.73          $13.57          $12.16         $11.50          $11.04
  Accumulation units outstanding
  at the end of period                       -               -             2,294           3,377          3,956

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.56
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                      581

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.19          $15.70         $15.33          $11.63
    End of period                          $19.03          $17.59          $17.19         $15.70          $15.33
  Accumulation units outstanding
  at the end of period                       -               -              367            2,357          4,623

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $11.69
    End of period                          $11.63
  Accumulation units outstanding
  at the end of period                     1,783


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.18           $8.86          $7.31
    End of period                           N/A             N/A            $8.32           $9.18          $8.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              974           1,138

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.31
  Accumulation units outstanding
  at the end of period                      570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.38          $9.67           $9.06          $8.18
    End of period                          $11.79          $11.21          $10.38          $9.67          $9.06
  Accumulation units outstanding
  at the end of period                       -               -             1,752           1,834          1,808

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $8.95
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                       69


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.64          $20.77         $18.74           N/A
    End of period                          $26.81          $22.80          $20.64         $20.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $24.32          $23.85          $23.38         $21.47          $16.71
    End of period                          $26.02          $24.32          $23.85         $23.38          $21.47
  Accumulation units outstanding
  at the end of period                       -               -              195            1,025           537

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $17.26          $15.76          $15.64         $15.09          $12.43
    End of period                          $16.92          $17.26          $15.76         $15.64          $15.09
  Accumulation units outstanding
  at the end of period                       -               -               -              410            659

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $15.62
    End of period                          $12.43
  Accumulation units outstanding
  at the end of period                      421


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $20.82          $17.78          $17.79         $15.36          $11.26
    End of period                          $22.74          $20.82          $17.78         $17.79          $15.36
  Accumulation units outstanding
  at the end of period                       -               -              225             358            624

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.62
    End of period                          $11.26
  Accumulation units outstanding
  at the end of period                      524

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.66           N/A             N/A            N/A
    End of period                          $10.72          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $10.58           N/A            N/A
    End of period                          $11.39          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $17.02          $16.68          $16.67         $16.00          $14.45
    End of period                          $17.75          $17.02          $16.68         $16.67          $16.00
  Accumulation units outstanding
  at the end of period                       -               -             3,433           2,874          3,071

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.07
    End of period                          $14.45
  Accumulation units outstanding
  at the end of period                      146

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $10.96           N/A            N/A
    End of period                          $12.66          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.39          $11.18          $9.67           $8.10          $6.76
    End of period                          $15.70          $14.39          $11.18          $9.67          $8.10
  Accumulation units outstanding
  at the end of period                       -               -             1,686           2,633           857

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $21.26          $19.46          $18.81         $16.35          $12.36
    End of period                          $22.37          $21.26          $19.46         $18.81          $16.35
  Accumulation units outstanding
  at the end of period                       -               -              853            2,145          2,230

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $12.55
    End of period                          $12.36
  Accumulation units outstanding
  at the end of period                      724

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.91          $13.94         $13.77          $13.96
    End of period                          $14.52          $14.00          $13.91         $13.94          $13.77
  Accumulation units outstanding
  at the end of period                       -               -             5,932           7,619          10,574

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99
    End of period                          $13.96
  Accumulation units outstanding
  at the end of period                     3,511


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $18.88          $16.91          $15.94         $13.11          $10.43
    End of period                          $17.93          $18.88          $16.91         $15.94          $13.11
  Accumulation units outstanding
  at the end of period                       -               -             2,192          10,306          7,318

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $10.43
  Accumulation units outstanding
  at the end of period                     2,589


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.80          $13.53         $12.03          $8.89
    End of period                          $14.27          $15.72          $13.80         $13.53          $12.03
  Accumulation units outstanding
  at the end of period                       -               -             4,223          10,213          10,832

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                     2,534

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.67          $11.28          $9.49          $7.33
    End of period                          $11.06          $11.67          $10.67         $11.28          $9.49
  Accumulation units outstanding
  at the end of period                     4,477           7,072           38,478         62,446          49,142

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.57
    End of period                          $7.33
  Accumulation units outstanding
  at the end of period                     9,175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.67          $10.74         $10.63          $10.59
    End of period                          $11.18          $10.78          $10.67         $10.74          $10.63
  Accumulation units outstanding
  at the end of period                       -               -              981            3,314          3,499

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.38
    End of period                          $10.59
  Accumulation units outstanding
  at the end of period                      616


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                    $5.57           $4.20           $4.28           $4.08           N/A
    End of period                          $5.67           $5.57           $4.20           $4.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $10.50          $8.31           $9.04           $9.02          $7.36
    End of period                          $10.34          $10.50          $8.31           $9.04          $9.02
  Accumulation units outstanding
  at the end of period                     4,770           8,106           31,555         51,307          37,385

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $7.36
  Accumulation units outstanding
  at the end of period                     9,589

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.39           N/A             N/A            N/A
    End of period                          $10.27          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.80           $7.19          $5.72
    End of period                          $9.13           $9.03           $7.93           $7.80          $7.19
  Accumulation units outstanding
  at the end of period                       -               -               -              143           3,587

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $5.75
    End of period                          $5.72
  Accumulation units outstanding
  at the end of period                     1,101

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.80          $11.32           N/A            N/A
    End of period                          $11.00          $13.66          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $16.28          $11.92          $11.09          $8.88          $6.84
    End of period                          $17.63          $16.28          $11.92         $11.09          $8.88
  Accumulation units outstanding
  at the end of period                     2,784           6,310           24,289         40,617          31,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $6.84
  Accumulation units outstanding
  at the end of period                     11,181

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.63          $10.14          $9.43           N/A
    End of period                          $11.54          $11.01          $10.63         $10.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.29          $8.43
    End of period                          $19.13          $17.78          $14.52         $13.15          $11.29
  Accumulation units outstanding
  at the end of period                       -               -             1,071           5,194          1,648

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $8.91
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                      451


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.74          $10.88         $10.41           N/A
    End of period                          $13.44          $13.59          $11.74         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,858           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.43          $10.80          $9.84           N/A
    End of period                          $12.36          $10.65          $10.43         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,552           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $25.72          $21.84          $16.38         $13.58           N/A
    End of period                          $33.91          $25.72          $21.84         $16.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,357           2,991           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.55          $9.38           $8.18          $7.05
    End of period                          $13.11          $12.81          $12.55          $9.38          $8.18
  Accumulation units outstanding
  at the end of period                     3,864           6,941           27,841         48,270          32,691

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.97
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     9,199


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.02          $8.40
    End of period                          $15.20          $14.51          $13.57         $12.43          $11.02
  Accumulation units outstanding
  at the end of period                       -               -             1,044           6,293          2,697

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $8.40
  Accumulation units outstanding
  at the end of period                     2,243


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.47          $7.60
    End of period                          $11.86          $11.60          $10.34         $10.16          $9.47
  Accumulation units outstanding
  at the end of period                       -               -             33,854         56,711          54,551

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                     21,113

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.42          $17.34         $15.80          $10.95
    End of period                          $17.16          $19.66          $18.42         $17.34          $15.80
  Accumulation units outstanding
  at the end of period                     2,700           4,335           14,710         26,344          20,189

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    12.27.
    End of period                          $10.95
  Accumulation units outstanding
  at the end of period                     6,071

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.13          $7.83
    End of period                          $14.15          $14.83          $12.95         $12.74          $11.13
  Accumulation units outstanding
  at the end of period                       -               -             1,050           6,173          2,292

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                     2,245


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.37           $5.38           $4.84           N/A
    End of period                          $6.39           $5.73           $5.37           $5.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -              406              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.43          $11.40         $10.79           N/A
    End of period                          $17.27          $14.83          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,029           1,934           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.89           N/A
    End of period                          $13.96          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              998            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.05          $10.87         $10.63          $6.90
    End of period                          $14.24          $13.74          $12.05         $10.87          $10.63
  Accumulation units outstanding
  at the end of period                       -               -             3,667           6,148          6,286

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $7.98
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                     2,813


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.37           $7.87           $7.74          $6.74
    End of period                          $9.21           $8.56           $8.37           $7.87          $7.74
  Accumulation units outstanding
  at the end of period                       -               -               -             2,145          2,082

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $6.84
    End of period                          $6.74
  Accumulation units outstanding
  at the end of period                     1,039

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.88          $12.91         $12.68          $12.42
    End of period                          $13.71          $12.99          $12.88         $12.91          $12.68
  Accumulation units outstanding
  at the end of period                       -               -             32,281         51,933          56,249

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $11.95
    End of period                          $12.42
  Accumulation units outstanding
  at the end of period                     15,350

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                    $21.25          $19.16          $18.08         $16.40          $14.46
    End of period                          $19.21          $21.25          $19.16         $18.08          $16.40
  Accumulation units outstanding
  at the end of period                       -               -               -              591           1,494

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.04          $12.14
    End of period                           N/A             N/A             N/A           $14.40          $14.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,155

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.14
  Accumulation units outstanding
  at the end of period                     2,305

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.99          $12.09         $11.79           N/A
    End of period                          $12.45          $12.92          $11.99         $12.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,871          16,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.15          $17.75         $16.59          $13.66
    End of period                          $18.40          $20.00          $18.15         $17.75          $16.59
  Accumulation units outstanding
  at the end of period                       -               -              332            1,567          2,420

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $14.75
    End of period                          $13.66
  Accumulation units outstanding
  at the end of period                     1,248

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.09           $7.85           $7.18           $6.21          $4.77
    End of period                          $7.83           $8.09           $7.85           $7.18          $6.21
  Accumulation units outstanding
  at the end of period                       -               -             1,719           4,673          5,819

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $5.21
    End of period                          $4.77
  Accumulation units outstanding
  at the end of period                     3,493


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.45
    End of period                           N/A             N/A             N/A           $10.16          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,539

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     4,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14           N/A
    End of period                           N/A             N/A             N/A           $10.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $7.77
    End of period                           N/A             N/A             N/A            $9.98          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,052

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                    $7.81
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     3,044


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.63          $7.19
    End of period                           N/A             N/A             N/A            $9.73          $9.63
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,898

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.41          $11.73         $10.69          $8.99
    End of period                          $14.88          $13.98          $12.41         $11.73          $10.69
  Accumulation units outstanding
  at the end of period                     1,093           1,095           11,851         47,793          22,875

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.18           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.51          $11.95         $11.00          $9.27
    End of period                          $14.76          $13.93          $12.51         $11.95          $11.00
  Accumulation units outstanding
  at the end of period                       -               -             1,414          43,317          38,068

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $9.27
  Accumulation units outstanding
  at the end of period                     7,367

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.48         $10.02           N/A
    End of period                          $12.12          $11.54          $10.72         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.10          $11.67         $10.92          $9.52
    End of period                          $14.02          $13.24          $12.10         $11.67          $10.92
  Accumulation units outstanding
  at the end of period                       -               -             80,944         91,653          92,261

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $9.43
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     5,080

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31          $7.98
    End of period                           N/A             N/A             N/A           $10.46          $10.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,398

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $23.46          $21.17          $20.63         $19.08          $16.10
    End of period                          $24.58          $23.46          $21.17         $20.63          $19.08
  Accumulation units outstanding
  at the end of period                       -               -             4,591           8,733          9,050

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $17.36
    End of period                          $16.10
  Accumulation units outstanding
  at the end of period                     2,099


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.96          $10.95         $11.15          $11.38
    End of period                          $11.41          $11.17          $10.96         $10.95          $11.15
  Accumulation units outstanding
  at the end of period                       -               -               -            10,635          5,224

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.50
    End of period                          $11.38
  Accumulation units outstanding
  at the end of period                     5,001

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.02         $14.32          $12.22
    End of period                          $20.94          $19.92          $16.90         $16.02          $14.32
  Accumulation units outstanding
  at the end of period                       -               -             1,449           4,971           704

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $26.47          $23.88          $23.09         $21.56          $16.94
    End of period                          $28.41          $26.47          $23.88         $23.09          $21.56
  Accumulation units outstanding
  at the end of period                       -               -             2,845           4,184          4,401

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $21.30
    End of period                          $16.94
  Accumulation units outstanding
  at the end of period                     1,055

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $34.70          $33.33          $29.96         $26.04          $19.28
    End of period                          $39.65          $34.70          $33.33         $29.96          $26.04
  Accumulation units outstanding
  at the end of period                       -               -              893            3,101          4,879

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $20.51
    End of period                          $19.28
  Accumulation units outstanding
  at the end of period                     1,495


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $15.18          $12.97          $12.53         $11.16          $8.82
    End of period                          $14.92          $15.18          $12.97         $12.53          $11.16
  Accumulation units outstanding
  at the end of period                       -               -             4,099          16,716          17,211

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $8.82
  Accumulation units outstanding
  at the end of period                     8,983

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $15.47          $12.95          $12.01         $10.49           N/A
    End of period                          $16.55          $15.47          $12.95         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.25          $10.77         $10.16           N/A
    End of period                          $13.33          $11.82          $11.25         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.07           N/A
    End of period                           N/A             N/A             N/A            $8.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.62           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,705             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.13          $11.48         $10.84           N/A
    End of period                          $14.68          $13.53          $12.13         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.10          $15.62         $14.92           N/A
    End of period                          $18.92          $17.49          $17.10         $15.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.34          $9.64           $8.96           N/A
    End of period                          $11.74          $11.16          $10.34          $9.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.53          $20.67         $20.54           N/A
    End of period                          $26.64          $22.67          $20.53         $20.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $24.18          $23.72          $23.26         $22.49           N/A
    End of period                          $25.85          $24.18          $23.72         $23.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.67          $15.56         $15.15           N/A
    End of period                          $16.81          $17.16          $15.67         $15.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                    $20.71          $17.70          $17.72         $16.42           N/A
    End of period                          $22.62          $20.71          $17.70         $17.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.94            N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.79           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $16.93          $16.60          $16.60         $15.75           N/A
    End of period                          $17.65          $16.93          $16.60         $16.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.20          $10.53           N/A            N/A
    End of period                          $12.64          $12.62          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $14.32          $11.14          $9.64           $8.27           N/A
    End of period                          $15.63          $14.32          $11.14          $9.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                    $21.14          $19.36          $17.71           N/A            N/A
    End of period                          $22.23          $21.14          $19.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.84          $13.88         $13.44           N/A
    End of period                          $14.44          $13.93          $13.84         $13.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                    $18.80          $16.84          $15.88         $13.18           N/A
    End of period                          $17.84          $18.80          $16.84         $15.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              230            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.75          $13.48         $12.31           N/A
    End of period                          $14.20          $15.65          $13.75         $13.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.64          $11.24          $9.84           N/A
    End of period                          $11.01          $11.63          $10.64         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,512             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.73         $10.71           N/A
    End of period                          $11.15          $10.75          $10.64         $10.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                    $5.58           $4.20           $4.12            N/A            N/A
    End of period                          $5.67           $5.58           $4.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.72           $10.19           N/A            N/A
    End of period                          $9.64           $10.74          $9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $10.46          $8.29           $9.02           $8.81           N/A
    End of period                          $10.30          $10.46          $8.29           $9.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,103             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.03           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,120           3,102            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                    $9.00           $7.90           $7.78           $7.27           N/A
    End of period                          $9.09           $9.00           $7.90           $7.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              416            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.77          $11.15           N/A            N/A
    End of period                          $10.96          $13.61          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $16.22          $11.88          $11.06          $9.77           N/A
    End of period                          $17.55          $16.22          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,548             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.61          $10.11          $9.64           N/A
    End of period                          $11.51          $10.98          $10.61         $10.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $17.73          $14.49          $13.12         $11.47           N/A
    End of period                          $19.07          $17.73          $14.49         $13.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              132            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.39           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     1,765           2,559             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,798            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.80         $10.84           N/A
    End of period                          $12.34          $10.63          $10.42         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $25.61          $21.76          $16.33         $16.60           N/A
    End of period                          $33.76          $25.61          $21.76         $16.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.51          $9.35           $8.30           N/A
    End of period                          $13.05          $12.76          $12.51          $9.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,993             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.55          $12.41         $11.15           N/A
    End of period                          $15.16          $14.48          $13.55         $12.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              272            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.32          $10.15          $9.57           N/A
    End of period                          $11.82          $11.57          $10.32         $10.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              633            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.36          $17.30         $15.54           N/A
    End of period                          $17.08          $19.58          $18.36         $17.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,634             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.79          $12.92          $12.72         $11.46           N/A
    End of period                          $14.11          $14.79          $12.92         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              264            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.36           N/A
    End of period                          $6.38           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.42          $11.22           N/A            N/A
    End of period                          $17.24          $14.81          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,405           3,914             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.82          $11.05         $10.65           N/A
    End of period                          $13.94          $12.92          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -             2,584             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.02          $10.85          $9.61           N/A
    End of period                          $14.19          $13.70          $12.02         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              157            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.87         $12.54           N/A
    End of period                          $13.64          $12.94          $12.83         $12.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                    $21.12          $19.63           N/A             N/A            N/A
    End of period                          $19.09          $21.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13           N/A
    End of period                           N/A             N/A             N/A           $14.32           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.94          $12.05         $11.75           N/A
    End of period                          $12.39          $12.86          $11.94         $12.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              523            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                    $8.06           $7.83           $7.38            N/A            N/A
    End of period                          $7.80           $8.06           $7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.36          $11.69         $11.50           N/A
    End of period                          $14.80          $13.92          $12.36         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.40          $10.29         $10.23           N/A
    End of period                          $11.31          $10.92          $10.40         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.47          $11.91         $11.72           N/A
    End of period                          $14.68          $13.86          $12.47         $11.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.47         $10.37           N/A
    End of period                          $12.10          $11.53          $10.72         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.63         $10.89          $9.49
    End of period                          $13.95          $13.18          $12.06         $11.63          $10.89
  Accumulation units outstanding
  at the end of period                       -               -               -             7,169          7,169

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $9.49
  Accumulation units outstanding
  at the end of period                     7,169

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.05          $20.51         $19.19           N/A
    End of period                          $24.41          $23.31          $21.05         $20.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.91          $10.88           N/A            N/A
    End of period                          $11.33          $11.11          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                    $19.87          $16.87          $15.96           N/A            N/A
    End of period                          $20.88          $19.87          $16.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $26.31          $23.75          $22.97         $21.15           N/A
    End of period                          $28.22          $26.31          $23.75         $22.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $34.50          $33.15          $29.82         $26.21           N/A
    End of period                          $39.40          $34.50          $33.15         $29.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.93          $12.50         $11.15           N/A
    End of period                          $14.85          $15.12          $12.93         $12.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(304)

  Accumulation unit value:
    Beginning of period                    $15.38          $12.88          $11.95         $10.55          $8.03
    End of period                          $16.44          $15.38          $12.88         $11.95          $10.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,955

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(351)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.23          $10.75         $10.04          $9.16
    End of period                          $13.29          $11.79          $11.23         $10.75          $10.04
  Accumulation units outstanding
  at the end of period                       -               -              260             260           5,253

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $10.73           N/A            N/A
    End of period                          $12.64          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.11          $11.47         $11.02          $9.95
    End of period                          $14.64          $13.50          $12.11         $11.47          $11.02
  Accumulation units outstanding
  at the end of period                       -               -             13,417         13,200          17,495

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.01          $15.55         $15.21          $13.48
    End of period                          $18.82          $17.39          $17.01         $15.55          $15.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -            4,118

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.12           $8.81          $7.98
    End of period                           N/A             N/A            $8.26           $9.12          $8.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -            6,466

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.31          $9.62           $9.02          $8.72
    End of period                          $11.69          $11.12          $10.31          $9.62          $9.02
  Accumulation units outstanding
  at the end of period                       -              275            1,803          11,654          6,498

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                    $22.54          $20.42          $19.12           N/A            N/A
    End of period                          $26.47          $22.54          $20.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $24.04          $23.60          $23.15         $21.29          $18.98
    End of period                          $25.69          $24.04          $23.60         $23.15          $21.29
  Accumulation units outstanding
  at the end of period                       -               -             1,681           3,175           213

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.60          $15.50         $14.97          $13.88
    End of period                          $16.72          $17.07          $15.60         $15.50          $14.97
  Accumulation units outstanding
  at the end of period                       -              168            1,930           5,144          4,211

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.62          $17.65         $15.25          $10.59
    End of period                          $22.49          $20.61          $17.62         $17.65          $15.25
  Accumulation units outstanding
  at the end of period                       -               -             4,721           4,962          2,178

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.24           N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.07           N/A             N/A            N/A
    End of period                          $11.36          $12.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $16.83          $16.50          $16.51         $15.86          $15.19
    End of period                          $17.53          $16.83          $16.50         $16.51          $15.86
  Accumulation units outstanding
  at the end of period                       -              109            3,729           3,090          2,279

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.84           N/A             N/A            N/A
    End of period                          $12.63          $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.99            N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                    $14.26          $11.10          $9.61           $8.05          $6.41
    End of period                          $15.55          $14.26          $11.10          $9.61          $8.05
  Accumulation units outstanding
  at the end of period                       -               -             14,837         19,647          7,379

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $21.02          $19.26          $18.62         $16.21          $14.19
    End of period                          $22.09          $21.02          $19.26         $18.62          $16.21
  Accumulation units outstanding
  at the end of period                       -               -              331             331            285

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(338)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.77          $13.81         $13.66          $14.30
    End of period                          $14.34          $13.85          $13.77         $13.81          $13.66
  Accumulation units outstanding
  at the end of period                       -              268             813             545            303

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(317)

  Accumulation unit value:
    Beginning of period                    $18.72          $16.78          $15.83         $13.03          $10.47
    End of period                          $17.75          $18.72          $16.78         $15.83          $13.03
  Accumulation units outstanding
  at the end of period                       -               -             7,731           9,337          8,467

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(317)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.69          $13.44         $11.96          $8.96
    End of period                          $14.13          $15.58          $13.69         $13.44          $11.96
  Accumulation units outstanding
  at the end of period                       -               -             7,803           9,020          8,659

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(349)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.60          $11.21          $9.45          $7.73
    End of period                          $10.96          $11.59          $10.60         $11.21          $9.45
  Accumulation units outstanding
  at the end of period                       -               -             27,185         42,983          34,213

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.62          $10.71         $10.61          $10.65
    End of period                          $11.11          $10.72          $10.62         $10.71          $10.61
  Accumulation units outstanding
  at the end of period                       -               -             5,745           6,289          3,874

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                    $5.56           $4.19           $4.26           $3.92           N/A
    End of period                          $5.64           $5.56           $4.19           $4.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,437          20,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.69           $10.19          $8.98           N/A
    End of period                          $9.60           $10.70          $9.69          $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(317)

  Accumulation unit value:
    Beginning of period                    $10.42          $8.26           $8.99           $8.98          $6.98
    End of period                          $10.25          $10.42          $8.26           $8.99          $8.98
  Accumulation units outstanding
  at the end of period                       -               -             49,441         52,135          42,090

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.14           N/A             N/A            N/A
    End of period                          $10.25          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,372            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                    $8.96           $7.88           $7.76           $7.14          $6.34
    End of period                          $9.05           $8.96           $7.88           $7.76          $7.14
  Accumulation units outstanding
  at the end of period                       -               -              371             372           53,877

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.73          $11.35         $10.70           N/A
    End of period                          $10.91          $13.56          $11.73         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -              999            4,474          10,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(349)

  Accumulation unit value:
    Beginning of period                    $16.16          $11.84          $11.03          $8.84          $7.67
    End of period                          $17.48          $16.16          $11.84         $11.03          $8.84
  Accumulation units outstanding
  at the end of period                       -             4,680           29,189         36,267          29,844

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.09         $10.41           N/A
    End of period                          $11.46          $10.94          $10.57         $10.09           N/A
  Accumulation units outstanding
  at the end of period                       -             1,538           5,605          11,942           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.46          $13.11         $11.26          $9.22
    End of period                          $19.01          $17.69          $14.46         $13.11          $11.26
  Accumulation units outstanding
  at the end of period                       -              724             997            1,499          1,479

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.90           N/A            N/A
    End of period                          $13.40          $13.56          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             27,781           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $9.93            N/A            N/A
    End of period                          $12.32          $10.62          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,283            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $25.53          $21.70          $16.29         $12.52           N/A
    End of period                          $33.63          $25.53          $21.70         $16.29           N/A
  Accumulation units outstanding
  at the end of period                       -              677            10,525         11,337           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(349)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.47          $9.33           $8.14          $7.73
    End of period                          $13.00          $12.71          $12.47          $9.33          $8.14
  Accumulation units outstanding
  at the end of period                       -             2,911           41,551         42,211          36,115

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.52          $12.40         $10.99          $9.47
    End of period                          $15.11          $14.44          $13.52         $12.40          $10.99
  Accumulation units outstanding
  at the end of period                       -               -             1,369           1,551          1,451

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.30          $10.13          $9.45          $7.55
    End of period                          $11.79          $11.54          $10.30         $10.13          $9.45
  Accumulation units outstanding
  at the end of period                       -               -             1,839           5,879          5,792

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                    $19.51          $18.30          $17.25         $15.73          $13.01
    End of period                          $17.01          $19.51          $18.30         $17.25          $15.73
  Accumulation units outstanding
  at the end of period                       -               -             14,382         21,135          21,391

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.90          $12.70         $11.11          $9.42
    End of period                          $14.06          $14.76          $12.90         $12.70          $11.11
  Accumulation units outstanding
  at the end of period                       -               -             2,202           3,265          1,444

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.35           $5.35            N/A            N/A
    End of period                          $6.35           $5.69           $5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.41          $11.07           N/A            N/A
    End of period                          $17.22          $14.80          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,193           14,326           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $11.05         $10.73           N/A
    End of period                          $13.91          $12.90          $11.81         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             10,913            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.00          $10.83          $9.43          $6.72
    End of period                          $14.15          $13.66          $12.00         $10.83          $9.43
  Accumulation units outstanding
  at the end of period                       -               -             16,145         22,294          22,049

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.75            N/A             N/A            N/A
    End of period                          $9.16           $8.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.78          $12.82         $12.61          $12.49
    End of period                          $13.57          $12.88          $12.78         $12.82          $12.61
  Accumulation units outstanding
  at the end of period                       -              388            6,781           5,887          9,608

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.92          $12.93
    End of period                           N/A             N/A             N/A           $14.26          $13.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,473

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.90          $12.01         $11.71           N/A
    End of period                          $12.33          $12.80          $11.90         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -              195            17,851         20,997           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $19.77          $17.96          $17.58         $16.44          $15.29
    End of period                          $18.17          $19.77          $17.96         $17.58          $16.44
  Accumulation units outstanding
  at the end of period                       -               -              120             120             72

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.58          $7.39
    End of period                           N/A             N/A             N/A            $9.67          $9.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,475

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.31          $11.66         $10.63          $8.38
    End of period                          $14.73          $13.86          $12.31         $11.66          $10.63
  Accumulation units outstanding
  at the end of period                       -               -             51,253         66,375          24,072

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.21           N/A            N/A
    End of period                          $11.29          $10.91          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,243            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.42          $11.87         $10.94          $9.03
    End of period                          $14.61          $13.81          $12.42         $11.87          $10.94
  Accumulation units outstanding
  at the end of period                       -             1,478           50,569         62,917          51,012

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.48           N/A            N/A
    End of period                          $12.08          $11.51          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.01          $11.59         $10.86          $9.33
    End of period                          $13.88          $13.12          $12.01         $11.59          $10.86
  Accumulation units outstanding
  at the end of period                       -               -             57,394         60,552          57,764

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $9.03
    End of period                           N/A             N/A             N/A           $10.39          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,938

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $23.18          $20.94          $20.42         $18.91          $17.67
    End of period                          $24.26          $23.18          $20.94         $20.42          $18.91
  Accumulation units outstanding
  at the end of period                       -             3,850           12,535         10,757          5,625

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.85          $10.85         $11.05          $11.22
    End of period                          $11.26          $11.04          $10.85         $10.85          $11.05
  Accumulation units outstanding
  at the end of period                       -              852            1,189           2,566          3,817

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                    $19.83          $16.84          $15.99         $14.30          $12.31
    End of period                          $20.83          $19.83          $16.84         $15.99          $14.30
  Accumulation units outstanding
  at the end of period                       -              933            4,908           4,908          9,775

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                    $26.16          $23.62          $22.86         $21.36          $19.28
    End of period                          $28.04          $26.16          $23.62         $22.86          $21.36
  Accumulation units outstanding
  at the end of period                       -             1,090           5,484           6,591          3,578

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $34.30          $32.98          $29.68         $25.82          $19.00
    End of period                          $39.15          $34.30          $32.98         $29.68          $25.82
  Accumulation units outstanding
  at the end of period                       -              556            6,199           2,988            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                    $15.07          $12.89          $12.47         $11.11          $9.38
    End of period                          $14.80          $15.07          $12.89         $12.47          $11.11
  Accumulation units outstanding
  at the end of period                       -              225             704           12,147          61,383

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.72           N/A            N/A
    End of period                          $13.25          $11.76          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $11.39           N/A            N/A
    End of period                          $12.62          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.08          $11.45         $10.94           N/A
    End of period                          $14.59          $13.46          $12.08         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,904           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $17.29          $16.92          $14.98           N/A            N/A
    End of period                          $18.71          $17.29          $16.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.28          $9.62            N/A            N/A
    End of period                          $11.65          $11.09          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                    $16.98          $15.53          $15.32           N/A            N/A
    End of period                          $16.62          $16.98          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                    $20.50          $17.54          $16.61           N/A            N/A
    End of period                          $22.36          $20.50          $17.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.86           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $16.73          $16.42          $16.43         $16.39           N/A
    End of period                          $17.42          $16.73          $16.42         $16.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $11.16           N/A            N/A
    End of period                          $12.61          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $14.20          $11.05          $9.41            N/A            N/A
    End of period                          $15.47          $14.20          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $20.89          $19.15          $17.43           N/A            N/A
    End of period                          $21.95          $20.89          $19.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.70          $13.75         $13.62           N/A
    End of period                          $14.25          $13.77          $13.70         $13.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.71          $15.78         $14.10           N/A
    End of period                          $17.66          $18.63          $16.71         $15.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.64          $13.39         $12.55           N/A
    End of period                          $14.07          $15.51          $13.64         $13.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.56          $11.18         $10.72           N/A
    End of period                          $10.91          $11.54          $10.56         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.60          $10.69         $10.69           N/A
    End of period                          $11.08          $10.70          $10.60         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              192            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                    $5.53           $4.61            N/A             N/A            N/A
    End of period                          $5.62           $5.53            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                    $10.38          $8.23           $8.97           $8.85           N/A
    End of period                          $10.21          $10.38          $8.23           $8.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.09           N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                    $8.93           $7.85           $7.74           $7.44           N/A
    End of period                          $9.02           $8.93           $7.85           $7.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.98           N/A            N/A
    End of period                          $10.86          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                    $16.09          $11.80          $11.00         $10.54           N/A
    End of period                          $17.40          $16.09          $11.80         $11.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.54          $10.44           N/A            N/A
    End of period                          $11.41          $10.90          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $17.64          $14.43          $13.09         $12.39           N/A
    End of period                          $18.95          $17.64          $14.43         $13.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.88          $9.88           N/A
    End of period                          $13.38          $13.55          $11.71         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.18            N/A             N/A            N/A
    End of period                          $11.76          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.41          $9.49            N/A            N/A
    End of period                          $12.30          $10.61          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                    $25.42          $21.62          $18.94           N/A            N/A
    End of period                          $33.47          $25.42          $21.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.43          $9.30           $8.99           N/A
    End of period                          $12.94          $12.66          $12.43          $9.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.49          $12.38         $11.82           N/A
    End of period                          $15.06          $14.41          $13.49         $12.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              173            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.28          $10.12          $9.64           N/A
    End of period                          $11.75          $11.51          $10.28         $10.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              207            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                    $19.43          $18.23          $17.20         $16.18           N/A
    End of period                          $16.93          $19.43          $18.23         $17.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.87          $12.68         $12.13           N/A
    End of period                          $14.02          $14.72          $12.87         $12.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              168            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.40          $11.13           N/A            N/A
    End of period                          $17.19          $14.78          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.80          $11.05         $10.52           N/A
    End of period                          $13.89          $12.89          $11.80         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.97          $10.81         $10.00           N/A
    End of period                          $14.10          $13.63          $11.97         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,363           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.73          $12.78         $12.64           N/A
    End of period                          $13.51          $12.82          $12.73         $12.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.93           N/A
    End of period                           N/A             N/A             N/A           $14.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.64           N/A            N/A
    End of period                          $12.26          $12.74          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.26          $11.61         $10.74           N/A
    End of period                          $14.66          $13.80          $12.26         $11.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.28          $9.93           N/A
    End of period                          $11.28          $10.90          $10.38         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.37          $11.34           N/A            N/A
    End of period                          $14.54          $13.74          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.47         $10.25           N/A
    End of period                          $12.06          $11.50          $10.70         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.96          $11.55         $11.09           N/A
    End of period                          $13.81          $13.06          $11.96         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.82          $20.64           N/A            N/A
    End of period                          $24.10          $23.04          $20.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.79          $10.77           N/A            N/A
    End of period                          $11.19          $10.98          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                    $19.79          $16.81          $16.61           N/A            N/A
    End of period                          $20.77          $19.79          $16.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $26.01          $23.50          $22.75         $21.82           N/A
    End of period                          $27.87          $26.01          $23.50         $22.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $34.10          $32.80          $29.53         $26.99           N/A
    End of period                          $38.90          $34.10          $32.80         $29.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,664           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $15.02          $12.85          $12.44         $11.36           N/A
    End of period                          $14.74          $15.02          $12.85         $12.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $15.21          $12.75          $11.84          $9.97           N/A
    End of period                          $16.24          $15.21          $12.75         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.18          $10.72          $9.99           N/A
    End of period                          $13.21          $11.73          $11.18         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.49          $10.73           N/A            N/A
    End of period                          $12.60          $15.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.06          $11.37           N/A            N/A
    End of period                          $14.55          $13.43          $12.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.83          $15.41         $15.08          $13.47
    End of period                          $18.59          $17.19          $16.83         $15.41          $15.08
  Accumulation units outstanding
  at the end of period                       -               -               47            1,098          1,065

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.25          $9.57           $8.99          $8.56
    End of period                          $11.60          $11.04          $10.25          $9.57          $8.99
  Accumulation units outstanding
  at the end of period                       -               -               55             55              54

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.21          $20.38         $17.57           N/A
    End of period                          $26.14          $22.27          $20.21         $20.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                    $23.76          $23.35          $22.93         $21.11          $18.92
    End of period                          $25.37          $23.76          $23.35         $22.93          $21.11
  Accumulation units outstanding
  at the end of period                       -               -               -              311            318

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.46          $15.10           N/A            N/A
    End of period                          $16.53          $16.89          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.46          $17.50         $15.14          $14.38
    End of period                          $22.24          $20.39          $17.46         $17.50          $15.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -             240

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.95            N/A             N/A            N/A
    End of period                          $10.68          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.83          $10.63           N/A            N/A
    End of period                          $11.33          $12.40          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                    $16.63          $16.33          $16.35         $15.72          $15.57
    End of period                          $17.31          $16.63          $16.33         $16.35          $15.72
  Accumulation units outstanding
  at the end of period                       -               -              918             859            861

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.81           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                    $14.14          $11.01          $9.54           $7.93           N/A
    End of period                          $15.40          $14.14          $11.01          $9.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.04          $18.43         $16.07          $13.94
    End of period                          $21.80          $20.76          $19.04         $18.43          $16.07
  Accumulation units outstanding
  at the end of period                       -               -               30             30              30

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.63          $13.69         $13.55          $13.76
    End of period                          $14.17          $13.69          $13.63         $13.69          $13.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              56

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.87
    End of period                          $13.76
  Accumulation units outstanding
  at the end of period                     1,672


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $18.55          $16.64          $15.72         $12.96          $11.15
    End of period                          $17.58          $18.55          $16.64         $15.72          $12.96
  Accumulation units outstanding
  at the end of period                       -               -               34             558            313

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                    $15.44          $13.59          $13.34         $11.89          $9.66
    End of period                          $14.00          $15.44          $13.59         $13.34          $11.89
  Accumulation units outstanding
  at the end of period                       -               -             1,313           1,850          1,551

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.53          $11.15          $9.40          $8.25
    End of period                          $10.87          $11.50          $10.53         $11.15          $9.40
  Accumulation units outstanding
  at the end of period                       -              459             523            1,879          1,356

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.59          $10.68         $10.60          $10.83
    End of period                          $11.05          $10.67          $10.59         $10.68          $10.60
  Accumulation units outstanding
  at the end of period                       -               -               83             75              72

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.75            N/A             N/A            N/A
    End of period                          $5.59           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $10.35          $8.21           $8.94           $8.94          $8.17
    End of period                          $10.17          $10.35          $8.21           $8.94          $8.94
  Accumulation units outstanding
  at the end of period                       -              515             579            1,949          1,369

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.23          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.66          $11.29         $10.04           N/A
    End of period                          $10.82          $13.46          $11.66         $11.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              709            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                    $16.03          $11.76          $10.97          $8.88           N/A
    End of period                          $17.33          $16.03          $11.76         $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -              470             553             555            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.51          $10.03          $9.61           N/A
    End of period                          $11.37          $10.86          $10.51         $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              371            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $17.60          $14.40          $13.06         $11.48           N/A
    End of period                          $18.90          $17.60          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $11.05           N/A            N/A
    End of period                          $13.35          $13.53          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $10.27           N/A            N/A
    End of period                          $12.28          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $25.34          $21.56          $16.20         $14.37           N/A
    End of period                          $33.34          $25.34          $21.56         $16.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               41             52             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.39          $9.28           $8.10          $7.55
    End of period                          $12.89          $12.62          $12.39          $9.28          $8.10
  Accumulation units outstanding
  at the end of period                       -              537             641            2,123          1,481

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.17           N/A             N/A            N/A
    End of period                          $10.58          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.47          $12.36         $11.30           N/A
    End of period                          $15.02          $14.37          $13.47         $12.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.26          $10.10          $9.52           N/A
    End of period                          $11.72          $11.48          $10.26         $10.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                    $19.36          $18.18          $17.15         $15.66          $12.72
    End of period                          $16.87          $19.36          $18.18         $17.15          $15.66
  Accumulation units outstanding
  at the end of period                       -              294             339            2,050          1,725

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.66         $11.09          $8.85
    End of period                          $13.98          $14.68          $12.84         $12.66          $11.09
  Accumulation units outstanding
  at the end of period                       -               -               44             44             371

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $5.65           $5.31           $5.33           $4.74           N/A
    End of period                          $6.30           $5.65           $5.31           $5.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.39          $12.32           N/A            N/A
    End of period                          $17.16          $14.76          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.80          $10.59           N/A            N/A
    End of period                          $13.87          $12.87          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.93          $10.78          $9.40          $7.58
    End of period                          $14.05          $13.58          $11.93         $10.78          $9.40
  Accumulation units outstanding
  at the end of period                       -               -               48             836             54

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.71            N/A             N/A            N/A
    End of period                          $9.10           $8.46            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.67          $12.73         $12.54          $12.30
    End of period                          $13.43          $12.76          $12.67         $12.73          $12.54
  Accumulation units outstanding
  at the end of period                       -               -               43             39              38

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $11.83
    End of period                          $12.30
  Accumulation units outstanding
  at the end of period                      216

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.80          $13.14
    End of period                           N/A             N/A             N/A           $14.12          $13.80
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              35

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.80          $11.93         $11.63           N/A
    End of period                          $12.21          $12.69          $11.80         $11.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               46             42             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.77          $17.41         $16.30          $14.79
    End of period                          $17.93          $19.54          $17.77         $17.41          $16.30
  Accumulation units outstanding
  at the end of period                       -               -               51             496             49

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $7.98           $7.76           $7.11           $6.05           N/A
    End of period                          $7.71           $7.98           $7.76           $7.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73          $9.27
    End of period                           N/A             N/A             N/A            $9.82          $9.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,489

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.65           N/A
    End of period                           N/A             N/A             N/A           $10.00           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.54           N/A
    End of period                           N/A             N/A             N/A            $9.85           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.55           N/A
    End of period                           N/A             N/A             N/A            $9.61           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.21          $11.57         $10.57          $10.14
    End of period                          $14.58          $13.73          $12.21         $11.57          $10.57
  Accumulation units outstanding
  at the end of period                       -               -               -              689           1,702

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38          $10.17           N/A            N/A
    End of period                          $11.26          $10.89          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.32          $11.79         $10.67           N/A
    End of period                          $14.47          $13.69          $12.32         $11.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.70          $10.33           N/A            N/A
    End of period                          $12.04          $11.49          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.92          $11.51         $10.80          $9.85
    End of period                          $13.75          $13.01          $11.92         $11.51          $10.80
  Accumulation units outstanding
  at the end of period                       -               -             1,313           1,570          1,238

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $9.72
    End of period                           N/A             N/A             N/A           $10.33          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,776

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $22.91          $20.71          $20.22         $18.74          $15.85
    End of period                          $23.95          $22.91          $20.71         $20.22          $18.74
  Accumulation units outstanding
  at the end of period                       -               -              806            1,205          1,228

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $15.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.73          $10.72           N/A            N/A
    End of period                          $11.12          $10.92          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                    $19.75          $16.79          $15.95         $14.37           N/A
    End of period                          $20.72          $19.75          $16.79         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $25.83          $23.35          $22.62         $21.19          $18.83
    End of period                          $27.67          $25.83          $23.35         $22.62          $21.19
  Accumulation units outstanding
  at the end of period                       -               -               24             24              23

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $33.90          $32.63          $29.39         $25.60          $22.38
    End of period                          $38.66          $33.90          $32.63         $29.39          $25.60
  Accumulation units outstanding
  at the end of period                       -               -               18             566            755

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.97          $12.82          $12.41         $11.07          $9.48
    End of period                          $14.69          $14.97          $12.82         $12.41          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               44            1,322           375

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.68          $11.78         $10.41          $8.32
    End of period                          $16.13          $15.12          $12.68         $11.78          $10.41
  Accumulation units outstanding
  at the end of period                       -               -              897             900            900

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.16          $10.70         $10.00          $8.36
    End of period                          $13.17          $11.70          $11.16         $10.70          $10.00
  Accumulation units outstanding
  at the end of period                       -              867            1,613           2,417          1,484

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(437)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.15          $8.84
    End of period                           N/A             N/A             N/A            $8.91          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             765

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(437)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $10.73           N/A            N/A
    End of period                          $12.59          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              462             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.03          $11.41         $10.98          $9.42
    End of period                          $14.50          $13.39          $12.03         $11.41          $10.98
  Accumulation units outstanding
  at the end of period                       -              234            1,792           1,813          1,536

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $17.10          $16.75          $15.34         $15.02          $13.55
    End of period                          $18.49          $17.10          $16.75         $15.34          $15.02
  Accumulation units outstanding
  at the end of period                       -               -              251             262            212

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.22          $9.55           $8.98          $8.04
    End of period                          $11.56          $11.01          $10.22          $9.55          $8.98
  Accumulation units outstanding
  at the end of period                       -             1,990           3,816           4,422          2,021

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $16.81          $15.38          $15.30         $14.80          $12.63
    End of period                          $16.44          $16.81          $15.38         $15.30          $14.80
  Accumulation units outstanding
  at the end of period                       -             2,484           3,065           3,338           505

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                    $20.29          $17.37          $17.43         $15.09          $13.91
    End of period                          $22.11          $20.29          $17.37         $17.43          $15.09
  Accumulation units outstanding
  at the end of period                       -               -              361             377            310

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.83          $10.59           N/A            N/A
    End of period                          $11.31          $12.39          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $16.54          $16.24          $16.28         $15.66          $14.55
    End of period                          $17.20          $16.54          $16.24         $16.28          $15.66
  Accumulation units outstanding
  at the end of period                       -             1,709           13,034         14,372          11,697

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.18          $10.85           N/A            N/A
    End of period                          $12.58          $12.58          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.97          $9.51           $7.98          $6.66
    End of period                          $15.32          $14.07          $10.97          $9.51          $7.98
  Accumulation units outstanding
  at the end of period                       -               -             1,220           1,278           648

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $20.65          $18.95          $18.36         $16.00          $14.62
    End of period                          $21.68          $20.65          $18.95         $18.36          $16.00
  Accumulation units outstanding
  at the end of period                       -               -              343             358            295

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.55          $13.62         $13.48          $13.68
    End of period                          $14.08          $13.61          $13.55         $13.62          $13.48
  Accumulation units outstanding
  at the end of period                       -             3,181           7,073           7,409          4,950

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.58          $15.67         $12.92          $10.01
    End of period                          $17.49          $18.47          $16.58         $15.67          $12.92
  Accumulation units outstanding
  at the end of period                       -              361            1,528           2,498          2,308

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.53          $13.30         $11.85          $8.89
    End of period                          $13.93          $15.37          $13.53         $13.30          $11.85
  Accumulation units outstanding
  at the end of period                       -               -              717            2,101          2,272

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.50          $11.12          $9.38          $7.59
    End of period                          $10.83          $11.46          $10.50         $11.12          $9.38
  Accumulation units outstanding
  at the end of period                       -               -             1,716           1,894          8,526

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(296)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.56          $10.66         $10.58          $10.57
    End of period                          $11.01          $10.64          $10.56         $10.66          $10.58
  Accumulation units outstanding
  at the end of period                       -             4,460           6,199           7,821          1,859

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.49           $4.74            N/A             N/A            N/A
    End of period                          $5.57           $5.49            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                    $10.31          $8.18           $8.92           $8.92          $7.67
    End of period                          $10.12          $10.31          $8.18           $8.92          $8.92
  Accumulation units outstanding
  at the end of period                       -               -             4,194           2,306          8,842

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(338)

  Accumulation unit value:
    Beginning of period                    $8.86           $7.80           $7.69           $7.11          $6.21
    End of period                          $8.94           $8.86           $7.80           $7.69          $7.11
  Accumulation units outstanding
  at the end of period                       -               -             16,015         17,692          13,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.62          $11.26         $10.76           N/A
    End of period                          $10.77          $13.41          $11.62         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,480           1,639           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $15.98          $11.72          $10.94          $8.78          $7.67
    End of period                          $17.26          $15.98          $11.72         $10.94          $8.78
  Accumulation units outstanding
  at the end of period                       -               -             1,616           1,914          8,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.47          $10.47           N/A            N/A
    End of period                          $11.32          $10.82          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                    $17.56          $14.38          $13.05         $11.23          $7.86
    End of period                          $18.84          $17.56          $14.38         $13.05          $11.23
  Accumulation units outstanding
  at the end of period                       -             2,976           7,158           9,322          3,472

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $11.00           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,961           1,772            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.39          $10.40           N/A            N/A
    End of period                          $12.26          $10.59          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $25.24          $21.49          $16.15         $14.07           N/A
    End of period                          $33.20          $25.24          $21.49         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,319           1,697           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.35          $9.25           $8.09          $7.29
    End of period                          $12.84          $12.57          $12.35          $9.25          $8.09
  Accumulation units outstanding
  at the end of period                       -               -             4,349           5,808          10,395

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(372)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.44          $12.34         $10.96          $9.39
    End of period                          $14.98          $14.34          $13.44         $12.34          $10.96
  Accumulation units outstanding
  at the end of period                       -             2,993           4,310           6,174          1,942

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.24          $10.09          $9.42          $7.85
    End of period                          $11.68          $11.46          $10.24         $10.09          $9.42
  Accumulation units outstanding
  at the end of period                       -             4,093           25,881         27,315          15,509

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                    $19.29          $18.12          $17.11         $15.63          $11.76
    End of period                          $16.80          $19.29          $18.12         $17.11          $15.63
  Accumulation units outstanding
  at the end of period                       -               -             2,050           2,576          5,750

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.65          $12.82          $12.65         $11.08          $9.20
    End of period                          $13.94          $14.65          $12.82         $12.65          $11.08
  Accumulation units outstanding
  at the end of period                       -             2,953           4,365           5,728          1,710

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.63           $5.29           $5.29            N/A            N/A
    End of period                          $6.27           $5.63           $5.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              501             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.38          $11.39         $10.53           N/A
    End of period                          $17.13          $14.75          $15.38         $11.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,251           3,348           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.79          $10.36           N/A            N/A
    End of period                          $13.85          $12.86          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.91          $10.77          $9.39          $6.46
    End of period                          $14.01          $13.55          $11.91         $10.77          $9.39
  Accumulation units outstanding
  at the end of period                       -               -             14,592         14,027          8,808

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.27           $7.79           $7.69          $7.31
    End of period                          $9.08           $8.44           $8.27           $7.79          $7.69
  Accumulation units outstanding
  at the end of period                       -               -             2,001           2,002          2,004

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.63          $12.69         $12.50          $12.38
    End of period                          $13.37          $12.71          $12.63         $12.69          $12.50
  Accumulation units outstanding
  at the end of period                       -             5,504           23,728         25,650          23,069

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $20.64          $18.66          $17.98           N/A            N/A
    End of period                          $18.61          $20.64          $18.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.74          $12.88
    End of period                           N/A             N/A             N/A           $14.06          $13.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,666

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.76          $11.89         $11.59           N/A
    End of period                          $12.15          $12.63          $11.76         $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -             3,210           21,135         22,737           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $19.43          $17.67          $17.32         $16.23          $13.55
    End of period                          $17.82          $19.43          $17.67         $17.32          $16.23
  Accumulation units outstanding
  at the end of period                       -              519            1,474           1,501           941

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                    $7.96           $8.58            N/A             N/A            N/A
    End of period                          $7.68           $7.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86           N/A
    End of period                           N/A             N/A             N/A            $9.82           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.37          $10.13           N/A            N/A
    End of period                          $11.24          $10.88          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,065            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.28          $11.75         $10.85          $9.49
    End of period                          $14.40          $13.63          $12.28         $11.75          $10.85
  Accumulation units outstanding
  at the end of period                       -               -             57,052         61,597          15,581

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.87          $11.47         $10.77          $9.30
    End of period                          $13.68          $12.95          $11.87         $11.47          $10.77
  Accumulation units outstanding
  at the end of period                       -               -             41,870         49,410          1,691

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.60          $20.12         $18.66          $15.41
    End of period                          $23.80          $22.77          $20.60         $20.12          $18.66
  Accumulation units outstanding
  at the end of period                       -             3,717           6,385           6,809          1,768

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(395)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.68          $10.69         $10.91          $11.01
    End of period                          $11.05          $10.85          $10.68         $10.69          $10.91
  Accumulation units outstanding
  at the end of period                       -             3,060           6,741           7,187          3,724

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $19.71          $16.76          $15.93         $14.28          $12.05
    End of period                          $20.66          $19.71          $16.76         $15.93          $14.28
  Accumulation units outstanding
  at the end of period                       -               -             2,848           3,290          1,805

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $25.70          $23.25          $22.53         $21.09          $19.63
    End of period                          $27.52          $25.70          $23.25         $22.53          $21.09
  Accumulation units outstanding
  at the end of period                       -             1,249           1,303           1,504           268

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $33.71          $32.46          $29.25         $25.49          $18.79
    End of period                          $38.41          $33.71          $32.46         $29.25          $25.49
  Accumulation units outstanding
  at the end of period                       -               -             1,154           1,771          2,060

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $14.92          $12.78          $12.38         $11.05          $8.24
    End of period                          $14.63          $14.92          $12.78         $12.38          $11.05
  Accumulation units outstanding
  at the end of period                       -             2,446           3,756           4,629          2,554

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                    $15.03          $12.61          $11.32           N/A            N/A
    End of period                          $16.03          $15.03          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.13          $10.68          $9.99          $8.89
    End of period                          $13.13          $11.67          $11.13         $10.68          $9.99
  Accumulation units outstanding
  at the end of period                       -               -             1,080           1,080          1,080

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.48          $10.82           N/A            N/A
    End of period                          $12.57          $15.22          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.01          $11.39         $10.97          $9.53
    End of period                          $14.46          $13.36          $12.01         $11.39          $10.97
  Accumulation units outstanding
  at the end of period                       -               -              503             503            503

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $17.00          $16.67          $15.27         $14.96          $12.70
    End of period                          $18.39          $17.00          $16.67         $15.27          $14.96
  Accumulation units outstanding
  at the end of period                       -               -               92             96              91

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.99           $8.74           N/A
    End of period                           N/A             N/A            $8.14           $8.99           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.19          $9.53           $8.96          $8.44
    End of period                          $11.52          $10.98          $10.19          $9.53          $8.96
  Accumulation units outstanding
  at the end of period                       -               -              146             147            145

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                    $23.49          $23.10          $22.10           N/A            N/A
    End of period                          $25.05          $23.49          $23.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.31          $15.24         $14.89           N/A
    End of period                          $16.34          $16.72          $15.31         $15.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.29          $17.35         $15.76           N/A
    End of period                          $21.99          $20.18          $17.29         $17.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.83          $10.84           N/A            N/A
    End of period                          $11.35          $12.42          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $16.44          $16.16          $16.20         $15.59          $15.32
    End of period                          $17.08          $16.44          $16.16         $16.20          $15.59
  Accumulation units outstanding
  at the end of period                       -               -              342             342            343

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.18          $10.71           N/A            N/A
    End of period                          $12.56          $12.57          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.92          $9.48           $7.96          $6.34
    End of period                          $15.25          $14.01          $10.92          $9.48          $7.96
  Accumulation units outstanding
  at the end of period                       -               -              756             756            756

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $20.58          $18.85          $18.89           N/A            N/A
    End of period                          $21.62          $20.58          $18.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.48          $13.55         $13.43          $14.04
    End of period                          $13.99          $13.53          $13.48         $13.55          $13.43
  Accumulation units outstanding
  at the end of period                       -               -             1,099           1,099          1,099

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $18.39          $16.52          $15.62         $12.88          $10.85
    End of period                          $17.41          $18.39          $16.52         $15.62          $12.88
  Accumulation units outstanding
  at the end of period                       -               -              456             472            472

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.48          $13.25         $11.82          $9.37
    End of period                          $13.86          $15.31          $13.48         $13.25          $11.82
  Accumulation units outstanding
  at the end of period                       -               -              542             543            543

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.46          $11.09          $9.36          $8.80
    End of period                          $10.78          $11.42          $10.46         $11.09          $9.36
  Accumulation units outstanding
  at the end of period                       -               -               -             8,949          8,704

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.54          $10.64         $10.57          $10.79
    End of period                          $10.98          $10.62          $10.54         $10.64          $10.57
  Accumulation units outstanding
  at the end of period                       -               -              163             155            153

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.47           $4.72            N/A             N/A            N/A
    End of period                          $5.55           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                    $10.27          $8.15           $8.89           $8.39           N/A
    End of period                          $10.08          $10.27          $8.15           $8.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,770           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.41           N/A             N/A            N/A
    End of period                          $10.21          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                    $8.84           $7.78           $7.68           $7.10          $6.31
    End of period                          $8.91           $8.84           $7.78           $7.68          $7.10
  Accumulation units outstanding
  at the end of period                       -               -               -              60              60

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                    $15.92          $11.69          $10.91          $8.76          $7.49
    End of period                          $17.19          $15.92          $11.69         $10.91          $8.76
  Accumulation units outstanding
  at the end of period                       -               -              642            2,059           642

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.44          $9.98           $9.86           N/A
    End of period                          $11.27          $10.78          $10.44          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.35          $13.03         $11.22          $8.75
    End of period                          $18.79          $17.52          $14.35         $13.03          $11.22
  Accumulation units outstanding
  at the end of period                       -               -              116             122            127

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.49           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.39          $9.90            N/A            N/A
    End of period                          $12.24          $10.57          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $25.14          $21.42          $16.11         $14.19           N/A
    End of period                          $33.05          $25.14          $21.42         $16.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.31          $9.23           $8.35           N/A
    End of period                          $12.78          $12.52          $12.31          $9.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,681           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.41          $12.32         $10.95          $9.70
    End of period                          $14.93          $14.30          $13.41         $12.32          $10.95
  Accumulation units outstanding
  at the end of period                       -               -               79             103            104

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.22          $10.07          $9.41          $8.70
    End of period                          $11.65          $11.43          $10.22         $10.07          $9.41
  Accumulation units outstanding
  at the end of period                       -               -              101             98              98

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                    $19.22          $18.06          $17.06         $15.39           N/A
    End of period                          $16.72          $19.22          $18.06         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              932            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.79          $12.63         $11.07          $9.70
    End of period                          $13.90          $14.61          $12.79         $12.63          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               82             121            122

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.28           $5.28            N/A            N/A
    End of period                          $6.24           $5.61           $5.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.37          $12.13           N/A            N/A
    End of period                          $17.11          $14.73          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $10.72           N/A            N/A
    End of period                          $13.82          $12.84          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.89          $10.75          $9.38          $7.18
    End of period                          $13.95          $13.50          $11.89         $10.75          $9.38
  Accumulation units outstanding
  at the end of period                       -               -              821             877            880

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.58          $12.65         $12.46          $12.28
    End of period                          $13.31          $12.65          $12.58         $12.65          $12.46
  Accumulation units outstanding
  at the end of period                       -               -              914            1,315          1,314

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.57          $18.02           N/A            N/A
    End of period                          $18.58          $20.59          $18.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.68          $12.76
    End of period                           N/A             N/A             N/A           $13.99          $13.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             125

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.71          $11.85         $11.56           N/A
    End of period                          $12.13          $12.59          $11.71         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               85             150            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.58          $17.24         $16.16          $14.54
    End of period                          $17.71          $19.31          $17.58         $17.24          $16.16
  Accumulation units outstanding
  at the end of period                       -               -              331             331            331

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96           N/A
    End of period                           N/A             N/A             N/A            $9.97           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.68          $7.67
    End of period                           N/A             N/A             N/A            $9.79          $9.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            25,487

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                    $7.44
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     21,844


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.12          $11.50         $10.51          $8.48
    End of period                          $14.45          $13.62          $12.12         $11.50          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -            33,795            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.17           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.23          $11.71         $10.95           N/A
    End of period                          $14.33          $13.57          $12.23         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.33           N/A            N/A
    End of period                          $12.00          $11.46          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.83          $11.43         $10.74          $9.98
    End of period                          $13.61          $12.89          $11.83         $11.43          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -             8,752           114

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.40           N/A
    End of period                           N/A             N/A             N/A           $10.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.50          $20.03         $18.58          $16.72
    End of period                          $23.65          $22.64          $20.50         $20.03          $18.58
  Accumulation units outstanding
  at the end of period                       -               -               95             93              95

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.61          $10.60           N/A            N/A
    End of period                          $10.97          $10.78          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                    $19.67          $16.73          $15.92         $14.27          $11.84
    End of period                          $20.61          $19.67          $16.73         $15.92          $14.27
  Accumulation units outstanding
  at the end of period                       -               -             1,212           1,212          1,212

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $25.56          $23.13          $22.43         $21.00          $18.07
    End of period                          $27.35          $25.56          $23.13         $22.43          $21.00
  Accumulation units outstanding
  at the end of period                       -               -               87             87              86

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $33.51          $32.29          $29.11         $25.38          $20.98
    End of period                          $38.17          $33.51          $32.29         $29.11          $25.38
  Accumulation units outstanding
  at the end of period                       -               -              484             486            488

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.75          $12.36         $11.03          $9.19
    End of period                          $14.58          $14.87          $12.75         $12.36          $11.03
  Accumulation units outstanding
  at the end of period                       -               -              123             161            165

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $14.94          $12.55          $11.67         $10.32          $8.48
    End of period                          $15.93          $14.94          $12.55         $11.67          $10.32
  Accumulation units outstanding
  at the end of period                       -               -             1,132           1,200          1,109

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.12          $11.23           N/A            N/A
    End of period                          $13.12          $11.67          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.48          $10.95           N/A            N/A
    End of period                          $12.55          $15.21          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $13.32          $11.98          $10.76           N/A            N/A
    End of period                          $14.41          $13.32          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.58          $15.20         $14.90          $12.99
    End of period                          $18.28          $16.91          $16.58         $15.20          $14.90
  Accumulation units outstanding
  at the end of period                       -               -              153             169            166

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.16          $9.50           $8.94          $8.32
    End of period                          $11.47          $10.94          $10.16          $9.50          $8.94
  Accumulation units outstanding
  at the end of period                       -               -              247             265            274

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(564)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.24          $15.18         $14.81           N/A
    End of period                          $16.25          $16.64          $15.24         $15.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                    $20.08          $17.21          $17.28         $14.98          $11.80
    End of period                          $21.86          $20.08          $17.21         $17.28          $14.98
  Accumulation units outstanding
  at the end of period                       -               -             3,702           4,126            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.82          $10.47           N/A            N/A
    End of period                          $11.28          $12.37          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $16.34          $16.07          $16.12         $15.52          $14.85
    End of period                          $16.98          $16.34          $16.07         $16.12          $15.52
  Accumulation units outstanding
  at the end of period                       -               -               99             99            3,703

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.88          $9.22            N/A            N/A
    End of period                          $15.17          $13.95          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $20.41          $18.75          $18.18         $15.86          $13.83
    End of period                          $21.41          $20.41          $18.75         $18.18          $15.86
  Accumulation units outstanding
  at the end of period                       -               -              135             149            156

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.41          $13.49         $13.37          $13.24
    End of period                          $13.90          $13.45          $13.41         $13.49          $13.37
  Accumulation units outstanding
  at the end of period                       -               -              176             174            180

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.45          $15.56         $12.85          $11.45
    End of period                          $17.32          $18.31          $16.45         $15.56          $12.85
  Accumulation units outstanding
  at the end of period                       -               -             4,237           4,724           195

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.43          $13.21         $11.78          $9.24
    End of period                          $13.79          $15.24          $13.43         $13.21          $11.78
  Accumulation units outstanding
  at the end of period                       -               -             1,542           1,638          1,600

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.43          $11.06          $9.34          $6.69
    End of period                          $10.73          $11.37          $10.43         $11.06          $9.34
  Accumulation units outstanding
  at the end of period                       -               -             9,990          10,112          11,087

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(302)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.52          $10.63         $10.56          $10.56
    End of period                          $10.95          $10.59          $10.52         $10.63          $10.56
  Accumulation units outstanding
  at the end of period                       -             1,820           16,545         24,036          15,066

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.45           $4.71            N/A             N/A            N/A
    End of period                          $5.52           $5.45            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $10.23          $8.13           $8.87           $8.87          $6.57
    End of period                          $10.04          $10.23          $8.13           $8.87          $8.87
  Accumulation units outstanding
  at the end of period                       -               -             13,045         12,338          18,184

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.41           N/A             N/A            N/A
    End of period                          $10.20          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                    $15.86          $11.65          $10.88          $8.74          $6.06
    End of period                          $17.11          $15.86          $11.65         $10.88          $8.74
  Accumulation units outstanding
  at the end of period                       -               -             9,834          11,194          11,130

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.40          $10.40           N/A            N/A
    End of period                          $11.23          $10.76          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.32          $13.01         $11.21          $7.93
    End of period                          $18.73          $17.47          $14.32         $13.01          $11.21
  Accumulation units outstanding
  at the end of period                       -             1,648           22,924         27,894          20,921

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.69          $10.88           N/A            N/A
    End of period                          $13.29          $13.49          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.73            N/A             N/A            N/A
    End of period                          $11.72          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $25.05          $21.35          $16.07         $15.67           N/A
    End of period                          $32.92          $25.05          $21.35         $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,800           4,235           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.27          $9.20           $8.05          $6.87
    End of period                          $12.73          $12.47          $12.27          $9.20          $8.05
  Accumulation units outstanding
  at the end of period                       -               -             8,981          12,424          12,064

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.39          $12.31         $10.94          $8.06
    End of period                          $14.89          $14.27          $13.39         $12.31          $10.94
  Accumulation units outstanding
  at the end of period                       -             1,684           22,807         27,991          20,571

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(302)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.20          $10.06          $9.41          $7.53
    End of period                          $11.61          $11.40          $10.20         $10.06          $9.41
  Accumulation units outstanding
  at the end of period                       -             2,006           25,607         31,768          23,332

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(302)

  Accumulation unit value:
    Beginning of period                    $19.15          $18.00          $17.01         $15.56          $10.86
    End of period                          $16.65          $19.15          $18.00         $17.01          $15.56
  Accumulation units outstanding
  at the end of period                       -               -             6,556           7,572          6,930

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(302)

  Accumulation unit value:
    Beginning of period                    $14.57          $12.77          $12.61         $11.06          $7.57
    End of period                          $13.86          $14.57          $12.77         $12.61          $11.06
  Accumulation units outstanding
  at the end of period                       -             1,663           23,516         28,579          21,341

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.26           $5.26            N/A            N/A
    End of period                          $6.22           $5.59           $5.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.36          $13.60           N/A            N/A
    End of period                          $17.08          $14.71          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $11.00           N/A            N/A
    End of period                          $13.80          $12.83          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.86          $10.73          $9.37          $7.65
    End of period                          $13.91          $13.47          $11.86         $10.73          $9.37
  Accumulation units outstanding
  at the end of period                       -               -              218             248            270

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.24           $7.77           $7.85           N/A
    End of period                          $9.02           $8.39           $8.24           $7.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.53          $12.61         $12.42          $12.66
    End of period                          $13.24          $12.60          $12.53         $12.61          $12.42
  Accumulation units outstanding
  at the end of period                       -               -              668             688           5,028

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.62          $12.79
    End of period                           N/A             N/A             N/A           $13.93          $13.62
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,166

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.66          $11.81         $11.52           N/A
    End of period                          $12.03          $12.52          $11.66         $11.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,277           1,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.70           $6.81            N/A            N/A
    End of period                          $7.62           $7.90           $7.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.36          $10.17           N/A            N/A
    End of period                          $11.20          $10.85          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(302)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $11.39         $10.71          $9.32
    End of period                          $13.55          $12.84          $11.78         $11.39          $10.71
  Accumulation units outstanding
  at the end of period                       -               -              753            8,121          10,337

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.39          $19.93         $18.50          $16.63
    End of period                          $23.50          $22.51          $20.39         $19.93          $18.50
  Accumulation units outstanding
  at the end of period                       -               -              279             295            317

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.56          $10.59         $10.61           N/A
    End of period                          $10.91          $10.73          $10.56         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -             43,426            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(699)

  Accumulation unit value:
    Beginning of period                    $19.62          $16.70          $15.90         $15.29           N/A
    End of period                          $20.55          $19.62          $16.70         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,897           4,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $25.41          $23.00          $22.32         $20.91          $17.92
    End of period                          $27.17          $25.41          $23.00         $22.32          $20.91
  Accumulation units outstanding
  at the end of period                       -               -              459             487            513

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $33.32          $32.11          $28.97         $25.27          $23.80
    End of period                          $37.93          $33.32          $32.11         $28.97          $25.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,301

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.71          $12.33         $11.01          $9.01
    End of period                          $14.52          $14.82          $12.71         $12.33          $11.01
  Accumulation units outstanding
  at the end of period                       -               -             1,061           1,125          1,039

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)


             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-9959


             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 March 31, 2008



                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated March 31, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company(R) (JacksonSM) by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683. Not all Investment Divisions described in this SAI may be available for investment.


                                TABLE OF CONTENTS
                                                                          Page

General Information and History                                              2

Services                                                                     5

Purchase of Securities Being Offered                                         5

Underwriters                                                                 6

Calculation of Performance                                                   6

Additional Tax Information                                                   8

Annuity Provisions                                                          17

Net Investment Factor                                                       18

Condensed Financial Information                                             18


General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company. Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

--------------------------------------------------------------------------------


Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $1,188,335 in 2005, $2,379,811 in 2006, and 2,312,425 in 2007. JNLD did not
retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Fund's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Fund nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life  insurance  company  under the Internal  Revenue
Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The  Code   generally   requires   Jackson  (or,  in  some  cases,  a  plan
administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 87 Investment Divisions and at least one Fixed Account option although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial
exchange,   would  be  accorded   tax-free  status.   In  1998,  in  Conway  v.
Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred. Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000.

        The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                *     attains age 70 1/2,
                *     severs employment,
                *     dies, or
                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

  (a) is the net result of:

      (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

      (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

      (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

  (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

  (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.

At the end of the  tables are the  footnotes  with the  beginning  dates of
activity  for  each  Investment   Division  at  every  applicable  charge  level
(annualized) under the Contract.


Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $17.28          $14.33          $13.16         $11.50          $9.10
    End of period                          $18.66          $17.28          $14.33         $13.16          $11.50
  Accumulation units outstanding
  at the end of period                     24,765          24,501          29,457         18,954          16,860

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(126)

  Accumulation unit value:
    Beginning of period                    $11.60
    End of period                          $9.10
  Accumulation units outstanding
  at the end of period                     2,847

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.26          $8.02
    End of period                          $14.14          $12.42          $11.71         $11.10          $10.26
  Accumulation units outstanding
  at the end of period                     21,085          29,864          50,078         40,518          34,126

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.19
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                     10,164


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.39          $7.78
    End of period                           N/A             N/A             N/A            $9.18          $9.39
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,851

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(110)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.78
  Accumulation units outstanding
  at the end of period                     2,123

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $10.00           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,476          21,362          1,953            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.26          $8.27
    End of period                          $15.57          $14.22          $12.62         $11.84          $11.26
  Accumulation units outstanding
  at the end of period                     11,565          15,406          18,985         10,567          10,364

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(183)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                     1,639

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.84          $17.05         $16.51          $12.41
    End of period                          $21.12          $19.45          $18.84         $17.05          $16.51
  Accumulation units outstanding
  at the end of period                       -             7,354           7,249           9,095          8,763

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $16.96
    End of period                          $12.41
  Accumulation units outstanding
  at the end of period                     3,778


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.34          $7.63
    End of period                           N/A             N/A            $8.87           $9.76          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            12,441          13,366

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $9.38
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                     2,572

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.91          $10.08          $9.36          $8.37
    End of period                          $12.63          $11.89          $10.91         $10.08          $9.36
  Accumulation units outstanding
  at the end of period                     46,147          44,070          40,743         35,770          34,853

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(110)

  Accumulation unit value:
    Beginning of period                    $8.96
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                     21,694


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.71          $22.66         $22.10           N/A
    End of period                          $30.04          $25.32          $22.71         $22.66           N/A
  Accumulation units outstanding
  at the end of period                     2,848           1,488           1,100             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $27.01          $26.25          $25.49         $23.21          $17.42
    End of period                          $29.15          $27.01          $26.25         $25.49          $23.21
  Accumulation units outstanding
  at the end of period                     4,110           5,306           13,402         10,971          8,227

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $21.76
    End of period                          $17.42
  Accumulation units outstanding
  at the end of period                     1,820

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,886           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,369            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.12          $16.84         $16.10          $13.14
    End of period                          $18.72          $18.92          $17.12         $16.84          $16.10
  Accumulation units outstanding
  at the end of period                     13,499          15,864          16,378         14,871          1,712

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $16.19
    End of period                          $13.14
  Accumulation units outstanding
  at the end of period                     7,329


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $22.84          $19.33          $19.17         $16.41          $11.92
    End of period                          $25.18          $22.84          $19.33         $19.17          $16.41
  Accumulation units outstanding
  at the end of period                     36,143          27,498          24,954         16,280          13,711

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(105)

  Accumulation unit value:
    Beginning of period                    $16.60
    End of period                          $11.92
  Accumulation units outstanding
  at the end of period                     3,675

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,062           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,978            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,542          1,354            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,759            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.00           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,496          1,109            286             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.36          $18.19         $17.29          $15.49
    End of period                          $19.90          $18.91          $18.36         $18.19          $17.29
  Accumulation units outstanding
  at the end of period                     67,336          50,537          46,014         27,634          23,878

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $14.93
    End of period                          $15.49
  Accumulation units outstanding
  at the end of period                     6,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.00           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,643          13,302          3,042            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,514           2,949            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $8.54          $5.99
    End of period                          $17.16          $15.58          $12.00         $10.29          $8.54
  Accumulation units outstanding
  at the end of period                     55,450          58,923          33,620         11,973          5,140

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.42          $20.51         $17.67          $13.25
    End of period                          $25.07          $23.61          $21.42         $20.51          $17.67
  Accumulation units outstanding
  at the end of period                     8,267           4,855           6,231           3,906          5,550

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $16.31
    End of period                          $13.25
  Accumulation units outstanding
  at the end of period                     1,208

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.32          $15.21         $14.89          $14.96
    End of period                          $16.28          $15.56          $15.32         $15.21          $14.89
  Accumulation units outstanding
  at the end of period                     39,006          44,927          64,089         57,189          74,810

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                     78,585


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,099           502             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(100)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.14          $16.95         $13.82          $10.90
    End of period                          $19.58          $20.45          $18.14         $16.95          $13.82
  Accumulation units outstanding
  at the end of period                     70,622          67,208          92,916         65,323          52,208

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(100)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.90
  Accumulation units outstanding
  at the end of period                     13,366


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $17.01          $14.81          $14.39         $12.68          $9.28
    End of period                          $15.60          $17.01          $14.81         $14.39          $12.68
  Accumulation units outstanding
  at the end of period                     38,326          58,018          81,417         67,222          65,433

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $9.28
  Accumulation units outstanding
  at the end of period                     15,376

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,661            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(112)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.31          $11.85          $9.88          $7.56
    End of period                          $11.94          $12.49          $11.31         $11.85          $9.88
  Accumulation units outstanding
  at the end of period                    196,983         356,886         385,159         362,999        338,041

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $7.56
  Accumulation units outstanding
  at the end of period                    131,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.82          $10.68
    End of period                          $11.80          $11.27          $11.05         $11.03          $10.82
  Accumulation units outstanding
  at the end of period                     93,220         101,902          98,014         56,183          51,992

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(110)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $10.68
  Accumulation units outstanding
  at the end of period                     17,580


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.07           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                     41,378          15,228          2,291             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.34          $10.77          $9.83           N/A
    End of period                          $10.46          $11.54          $10.34         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     4,867           10,073           763             51             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $11.23          $8.81           $9.50           $9.39          $7.59
    End of period                          $11.16          $11.23          $8.81           $9.50          $9.39
  Accumulation units outstanding
  at the end of period                    282,490         419,044         418,390         390,828        416,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.10
    End of period                          $7.59
  Accumulation units outstanding
  at the end of period                    152,570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,663          13,552           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.42           $8.21           $7.50          $5.91
    End of period                          $9.87           $9.67           $8.42           $8.21          $7.50
  Accumulation units outstanding
  at the end of period                     44,989          38,850          48,263         27,096          32,912

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(133)

  Accumulation unit value:
    Beginning of period                    $6.88
    End of period                          $5.91
  Accumulation units outstanding
  at the end of period                     6,342

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.52          $11.99         $10.62           N/A
    End of period                          $11.88          $14.61          $12.52         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     1,600           7,377           4,528           3,174           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(112)

  Accumulation unit value:
    Beginning of period                    $17.41          $12.63          $11.65          $9.25          $7.06
    End of period                          $19.03          $17.41          $12.63         $11.65          $9.25
  Accumulation units outstanding
  at the end of period                    244,057         312,196         340,648         328,172        323,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(112)

  Accumulation unit value:
    Beginning of period                    $8.88
    End of period                          $7.06
  Accumulation units outstanding
  at the end of period                    112,185

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.47          $10.17
    End of period                          $12.48          $11.80          $11.28         $10.66          $10.47
  Accumulation units outstanding
  at the end of period                     25,980          10,197          15,547          7,478          3,352

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      926             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.49          $8.50
    End of period                          $20.18          $18.59          $15.05         $13.50          $11.49
  Accumulation units outstanding
  at the end of period                     72,535          66,583          65,299         34,204          35,086

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(100)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                     17,860


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90          $9.77           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    196,430         251,965         143,567         22,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,212            694             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83          $9.84           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     6,356           26,174          31,048         25,729           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      685             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.15          $17.21         $13.71           N/A
    End of period                          $36.61          $27.51          $23.15         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     15,175          17,356          18,138          1,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.52          $7.28
    End of period                          $14.15          $13.70          $13.31          $9.86          $8.52
  Accumulation units outstanding
  at the end of period                    184,479         309,158         338,837         321,550        312,438

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(112)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.28
  Accumulation units outstanding
  at the end of period                    112,848


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.34            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      979            1,083            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.21          $8.47
    End of period                          $16.04          $15.18          $14.07         $12.77          $11.21
  Accumulation units outstanding
  at the end of period                     74,467          82,674          85,487         49,733          47,051

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(104)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     22,177


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.71          $10.43          $9.64          $7.67
    End of period                          $12.51          $12.13          $10.71         $10.43          $9.64
  Accumulation units outstanding
  at the end of period                    139,551         156,570         208,645         147,473        111,648

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(109)

  Accumulation unit value:
    Beginning of period                    $9.20
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     29,303

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       54             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(112)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.52          $18.22         $16.45          $11.30
    End of period                          $18.52          $21.03          $19.52         $18.22          $16.45
  Accumulation units outstanding
  at the end of period                    103,799         183,668         195,078         189,151        194,038

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.94
    End of period                          $11.30
  Accumulation units outstanding
  at the end of period                     68,800

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.33          $7.90
    End of period                          $14.93          $15.51          $13.42         $13.09          $11.33
  Accumulation units outstanding
  at the end of period                     55,235          61,981          69,904         40,728         194,098

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(100)

  Accumulation unit value:
    Beginning of period                    $10.57
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                     29,303


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.64           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                     15,098          32,671          29,437          8,803           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42          $9.77           N/A
    End of period                          $17.78          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     74,882          95,941          98,425          5,741           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07          $9.89           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     7,433           20,024          19,738            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.23          $9.68          $7.00
    End of period                          $15.12          $14.46          $12.57         $11.23          $9.68
  Accumulation units outstanding
  at the end of period                     63,347          63,702          63,677         38,683          35,769

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(105)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                     15,407


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $7.93          $6.85
    End of period                          $9.72           $9.01           $8.73           $8.13          $7.93
  Accumulation units outstanding
  at the end of period                       -             25,505          25,113         22,500          19,229

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(105)

  Accumulation unit value:
    Beginning of period                    $8.61
    End of period                          $6.85
  Accumulation units outstanding
  at the end of period                     9,368

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,757            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.73         $13.36          $12.97
    End of period                          $14.97          $14.07          $13.82         $13.73          $13.36
  Accumulation units outstanding
  at the end of period                    167,768         158,968         168,918         143,084        117,251

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(100)

  Accumulation unit value:
    Beginning of period                    $12.36
    End of period                          $12.97
  Accumulation units outstanding
  at the end of period                     52,548

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $23.60          $21.09          $19.72         $17.73          $14.17
    End of period                          $21.53          $23.60          $21.09         $19.72          $17.73
  Accumulation units outstanding
  at the end of period                     2,913           3,067           3,284           2,788          18,966

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(143)

  Accumulation unit value:
    Beginning of period                    $15.86
    End of period                          $14.17
  Accumulation units outstanding
  at the end of period                      257


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.17          $13.00
    End of period                           N/A             N/A             N/A           $15.66          $15.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            50,767

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(105)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $13.00
  Accumulation units outstanding
  at the end of period                     8,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.86         $12.51           N/A
    End of period                          $13.60          $13.99          $12.87         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     56,506          76,007          72,923         80,207           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.97          $19.35         $17.93          $14.63
    End of period                          $20.61          $22.21          $19.97         $19.35          $17.93
  Accumulation units outstanding
  at the end of period                     20,054          28,190          31,409         27,682          43,803

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(105)

  Accumulation unit value:
    Beginning of period                    $17.69
    End of period                          $14.63
  Accumulation units outstanding
  at the end of period                     4,601

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.49           $6.42          $4.89
    End of period                          $8.38           $8.59           $8.26           $7.49          $6.42
  Accumulation units outstanding
  at the end of period                       -             10,571          18,839          9,189          14,212

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(110)

  Accumulation unit value:
    Beginning of period                    $6.24
    End of period                          $4.89
  Accumulation units outstanding
  at the end of period                     8,031


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,018            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24          $8.52
    End of period                           N/A             N/A             N/A           $10.41          $10.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,388

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(116)

  Accumulation unit value:
    Beginning of period                    $9.68
    End of period                          $8.52
  Accumulation units outstanding
  at the end of period                     12,939

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.72
    End of period                           N/A             N/A             N/A           $10.12          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            11,678

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(104)

  Accumulation unit value:
    Beginning of period                    $9.56
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     1,177


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.12
    End of period                           N/A             N/A             N/A           $10.30          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,120

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(95)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.12
  Accumulation units outstanding
  at the end of period                       50

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.11
    End of period                           N/A             N/A             N/A           $10.58          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            17,265

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(100)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                     6,581


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $7.96
    End of period                           N/A             N/A             N/A           $10.32          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            86,713

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(95)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                     30,190

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.31          $12.47         $11.26          $9.02
    End of period                          $16.24          $15.13          $13.31         $12.47          $11.26
  Accumulation units outstanding
  at the end of period                    131,098         170,987         158,118         131,774         21,246

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.29
    End of period                          $9.02
  Accumulation units outstanding
  at the end of period                     7,596

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.31          $9.94           N/A
    End of period                          $11.67          $11.16          $10.52         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     9,247           7,417           1,216             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.42          $12.70         $11.58          $9.67
    End of period                          $16.11          $15.06          $13.42         $12.70          $11.58
  Accumulation units outstanding
  at the end of period                    325,486         446,541         391,271         338,182        287,338

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.33
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                     57,570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.50          $9.89           N/A
    End of period                          $12.48          $11.77          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     24,835          14,345           392              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.98          $12.40         $11.50          $9.93
    End of period                          $15.30          $14.32          $12.98         $12.40          $11.50
  Accumulation units outstanding
  at the end of period                    144,495         169,065         250,549         211,334        195,452

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(100)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $9.93
  Accumulation units outstanding
  at the end of period                    138,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.28           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.01           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,653             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.46           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.96            N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,190             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.86          $8.45
    End of period                           N/A             N/A             N/A           $11.09          $10.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,587

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(149)

  Accumulation unit value:
    Beginning of period                    $9.23
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     1,096

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(96)

  Accumulation unit value:
    Beginning of period                    $26.03          $23.28          $22.48         $20.61          $17.24
    End of period                          $27.52          $26.03          $23.28         $22.48          $20.61
  Accumulation units outstanding
  at the end of period                     60,657          48,703          55,640         41,432          34,492

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(96)

  Accumulation unit value:
    Beginning of period                    $18.65
    End of period                          $17.24
  Accumulation units outstanding
  at the end of period                     5,778


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.94         $12.05          $12.19
    End of period                          $12.78          $12.41          $12.07         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                    292,896          93,988          45,636         32,699          39,518

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.23
    End of period                          $12.19
  Accumulation units outstanding
  at the end of period                     94,690

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(229)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.40          $16.35         $14.48          $10.92
    End of period                          $21.95          $20.69          $17.40         $16.35          $14.48
  Accumulation units outstanding
  at the end of period                     52,083          46,885          35,138         28,798          15,807

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(229)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                      449


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $29.38          $26.27          $25.17         $23.29          $18.14
    End of period                          $31.82          $29.38          $26.27         $25.17          $23.29
  Accumulation units outstanding
  at the end of period                     39,912          32,395          30,415         19,789          34,370

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $22.87
    End of period                          $18.14
  Accumulation units outstanding
  at the end of period                     6,238

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $38.53          $36.68          $32.68         $28.15          $20.65
    End of period                          $44.42          $38.53          $36.68         $32.68          $28.15
  Accumulation units outstanding
  at the end of period                     23,789          23,436          45,228         32,429          29,635

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $26.56
    End of period                          $20.65
  Accumulation units outstanding
  at the end of period                     4,086


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.64          $13.07         $11.53          $9.03
    End of period                          $15.98          $16.11          $13.64         $13.07          $11.53
  Accumulation units outstanding
  at the end of period                     71,457          82,961          93,544         75,742          67,273

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.24
    End of period                          $9.03
  Accumulation units outstanding
  at the end of period                     15,945

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $15.51          $10.00           N/A             N/A            N/A
    End of period                          $12.96          $15.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                    $25.17          $22.59          $22.55         $20.13           N/A
    End of period                          $29.85          $25.17          $22.59         $22.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.38           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.46           N/A            N/A
    End of period                          $12.95          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.07           N/A             N/A            N/A
    End of period                          $14.08          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(202)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.28          $11.81          $9.86          $7.55
    End of period                          $11.89          $12.44          $11.28         $11.81          $9.86
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,540

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.89
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     2,596

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $11.19          $8.79           $9.47           $9.37          $7.58
    End of period                          $11.11          $11.19          $8.79           $9.47          $9.37
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.39
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     2,639

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(202)

  Accumulation unit value:
    Beginning of period                    $17.35          $12.59          $11.62          $9.23          $7.05
    End of period                          $18.95          $17.35          $12.59         $11.62          $9.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,717

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(202)

  Accumulation unit value:
    Beginning of period                    $6.71
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     2,606

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.72           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.82            N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.54          $10.83          $9.85           N/A
    End of period                          $12.70          $10.85          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                    $27.41          $23.08          $10.00           N/A            N/A
    End of period                          $36.45          $27.41          $23.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.26          $9.83           $8.50          $7.27
    End of period                          $14.09          $13.65          $13.26          $9.83          $8.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,631

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(202)

  Accumulation unit value:
    Beginning of period                    $7.35
    End of period                          $7.27
  Accumulation units outstanding
  at the end of period                     2,443


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.58            N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(202)

  Accumulation unit value:
    Beginning of period                    $20.95          $19.46          $18.17         $16.42          $11.28
    End of period                          $18.44          $20.95          $19.46         $18.17          $16.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -            1,703

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(202)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $11.28
  Accumulation units outstanding
  at the end of period                     1,761

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.59          $11.42          $9.76           N/A
    End of period                          $17.75          $15.11          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07          $9.76           N/A
    End of period                          $14.35          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.81          $12.82         $12.47           N/A
    End of period                          $13.54          $13.92          $12.81         $12.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(949)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(949)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.51          $10.31         $10.09           N/A
    End of period                          $11.65          $11.15          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.84          $10.50         $10.00           N/A
    End of period                          $12.46          $11.76          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.95            N/A             N/A            N/A
    End of period                          $11.62          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.97            N/A             N/A            N/A
    End of period                          $11.11          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(213)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.87         $11.98          $12.13
    End of period                          $12.68          $12.31          $11.98         $11.87          $11.98
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(213)

  Accumulation unit value:
    Beginning of period                    $12.15
    End of period                          $12.13
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.10          $12.97         $11.35          $8.99
    End of period                          $18.31          $16.98          $14.10         $12.97          $11.35
  Accumulation units outstanding
  at the end of period                     4,549           3,900           11,869          5,794          15,004

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(123)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     3,697

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.22          $8.01
    End of period                          $14.01          $12.32          $11.63         $11.04          $10.22
  Accumulation units outstanding
  at the end of period                     19,070          29,435          26,693         47,247          34,928

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $10.31
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                     23,244


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35          $7.76
    End of period                           N/A             N/A             N/A            $9.14          $9.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,616

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(120)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     15,131

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $10.45           N/A            N/A
    End of period                          $12.93          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,097           9,864           2,162            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.54          $11.78         $11.22          $8.25
    End of period                          $15.43          $14.11          $12.54         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                     6,323           9,790           5,657           4,461          11,752

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.94
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     2,526

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $16.82         $16.31          $12.27
    End of period                          $20.75          $19.13          $18.55         $16.82          $16.31
  Accumulation units outstanding
  at the end of period                       -             4,884           6,847           6,430          11,613

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(159)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $12.27
  Accumulation units outstanding
  at the end of period                     3,655


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.25          $7.58
    End of period                           N/A             N/A            $8.78           $9.66          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            20,288          34,606

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(169)

  Accumulation unit value:
    Beginning of period                    $8.21
    End of period                          $7.58
  Accumulation units outstanding
  at the end of period                     3,746

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.82          $10.01          $9.31          $8.33
    End of period                          $12.48          $11.77          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                     21,655          38,174          19,060         23,401          28,548

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(159)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                     8,903


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $24.88          $22.35          $22.33         $19.18           N/A
    End of period                          $29.48          $24.88          $22.35         $22.33           N/A
  Accumulation units outstanding
  at the end of period                      512              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $26.54          $25.83          $25.13         $22.91          $17.22
    End of period                          $28.60          $26.54          $25.83         $25.13          $22.91
  Accumulation units outstanding
  at the end of period                      691            1,060           1,063           7,845          1,388

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(136)

  Accumulation unit value:
    Beginning of period                    $20.30
    End of period                          $17.22
  Accumulation units outstanding
  at the end of period                      458

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,079           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.88          $16.63         $15.92          $13.02
    End of period                          $18.40          $18.63          $16.88         $16.63          $15.92
  Accumulation units outstanding
  at the end of period                     9,582           12,011          12,603          5,441          6,498

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(154)

  Accumulation unit value:
    Beginning of period                    $13.23
    End of period                          $13.02
  Accumulation units outstanding
  at the end of period                     2,025


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $22.49          $19.07          $18.93         $16.23          $11.80
    End of period                          $24.76          $22.49          $19.07         $18.93          $16.23
  Accumulation units outstanding
  at the end of period                     3,859           5,493           5,447           5,974          3,959

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(144)

  Accumulation unit value:
    Beginning of period                    $13.73
    End of period                          $11.80
  Accumulation units outstanding
  at the end of period                     2,028

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,805          3,754            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,131           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $9.83            N/A            N/A
    End of period                          $11.62          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,596            702              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $17.92         $17.07          $15.31
    End of period                          $19.52          $18.58          $18.07         $17.92          $17.07
  Accumulation units outstanding
  at the end of period                     37,876          41,592          37,773         20,796          18,738

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(170)

  Accumulation unit value:
    Beginning of period                    $14.39
    End of period                          $15.31
  Accumulation units outstanding
  at the end of period                     7,862

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.99           N/A            N/A
    End of period                          $12.92          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,682           6,139           6,330            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,316            78             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.86          $10.18          $8.46          $6.46
    End of period                          $16.90          $15.37          $11.86         $10.18          $8.46
  Accumulation units outstanding
  at the end of period                     26,527          17,738          18,467         26,326          29,178

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $23.20          $21.08          $20.21         $17.44          $13.09
    End of period                          $24.60          $23.20          $21.08         $20.21          $17.44
  Accumulation units outstanding
  at the end of period                     3,776           3,395           1,757           2,062          2,387

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $16.80
    End of period                          $13.09
  Accumulation units outstanding
  at the end of period                     1,903

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.07          $14.99         $14.70          $14.79
    End of period                          $15.97          $15.29          $15.07         $14.99          $14.70
  Accumulation units outstanding
  at the end of period                     16,968          34,586          31,728         25,202          33,541

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $13.94
    End of period                          $14.79
  Accumulation units outstanding
  at the end of period                     12,495


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.98            N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,064             60             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.93          $16.78         $13.70          $10.82
    End of period                          $19.30          $20.18          $17.93         $16.78          $13.70
  Accumulation units outstanding
  at the end of period                     25,772          28,912          42,045         28,145          27,030

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $13.20
    End of period                          $10.82
  Accumulation units outstanding
  at the end of period                     12,213


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $16.79          $14.64          $14.24         $12.57          $9.22
    End of period                          $15.37          $16.79          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                     12,455          17,413          17,135         15,235          27,082

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(94)

  Accumulation unit value:
    Beginning of period                    $12.18
    End of period                          $9.22
  Accumulation units outstanding
  at the end of period                     5,535

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.20          $11.75          $9.81          $7.52
    End of period                          $11.78          $12.35          $11.20         $11.75          $9.81
  Accumulation units outstanding
  at the end of period                    100,056         175,520         189,485         133,730        129,931

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.18
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                     42,025

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.98         $10.79          $10.67
    End of period                          $11.69          $11.19          $10.99         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                     10,401          31,729          31,228         26,652          28,142

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(154)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     7,401


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.28           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                     29,489          9,737             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.24          $10.68          $9.98           N/A
    End of period                          $10.32          $11.41          $10.24         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             10,384          7,776             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $11.11          $8.73           $9.42           $9.32          $7.55
    End of period                          $11.02          $11.11          $8.73           $9.42          $9.32
  Accumulation units outstanding
  at the end of period                    133,340         153,761         163,204         150,162        182,323

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(94)

  Accumulation unit value:
    Beginning of period                    $9.00
    End of period                          $7.55
  Accumulation units outstanding
  at the end of period                     69,768

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,869          30,061           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.14           $7.45          $5.87
    End of period                          $9.74           $9.56           $8.33           $8.14          $7.45
  Accumulation units outstanding
  at the end of period                     26,154          39,778          22,626         19,750          18,288

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(136)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.87
  Accumulation units outstanding
  at the end of period                     10,140

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.89         $11.38           N/A
    End of period                          $11.73          $14.45          $12.40         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     1,915           15,636          7,917          11,888           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $17.22          $12.51          $11.56          $9.19          $7.02
    End of period                          $18.79          $17.22          $12.51         $11.56          $9.19
  Accumulation units outstanding
  at the end of period                     84,738         141,042         159,668         103,414        114,433

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(138)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.02
  Accumulation units outstanding
  at the end of period                     37,631

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.17          $10.57         $10.47           N/A
    End of period                          $12.32          $11.66          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     15,891          25,212          15,801         12,183           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.45          $8.49
    End of period                          $20.00          $18.45          $14.96         $13.44          $11.45
  Accumulation units outstanding
  at the end of period                     10,201          19,431          23,630         24,268          17,000

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(154)

  Accumulation unit value:
    Beginning of period                    $9.61
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     4,617


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.85          $10.90          $9.71           N/A
    End of period                          $13.77          $13.82          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    112,729         135,840         137,518         25,818           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00           N/A             N/A            N/A
    End of period                          $11.94          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,737             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.52          $10.82          $9.81           N/A
    End of period                          $12.66          $10.83          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,564           39,801          32,149         17,193           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,256           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $27.20          $22.93          $17.07         $13.17           N/A
    End of period                          $36.14          $27.20          $22.93         $17.07           N/A
  Accumulation units outstanding
  at the end of period                     3,524           12,468          10,223         11,107           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.18          $9.77           $8.46          $7.24
    End of period                          $13.97          $13.55          $13.18          $9.77          $8.46
  Accumulation units outstanding
  at the end of period                     95,735         134,547         151,639         119,236        127,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(138)

  Accumulation unit value:
    Beginning of period                    $9.28
    End of period                          $7.24
  Accumulation units outstanding
  at the end of period                     33,144


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.51            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,911           3,325            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.18          $8.46
    End of period                          $15.90          $15.06          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                     12,879          22,383          26,624         28,833          21,895

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(136)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     4,399


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $7.66
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                     43,551          73,187          74,001         59,646          49,789

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(123)

  Accumulation unit value:
    Beginning of period                    $9.39
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     9,671

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,814           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $20.79          $19.34          $18.07         $16.34          $11.24
    End of period                          $18.28          $20.79          $19.34         $18.07          $16.34
  Accumulation units outstanding
  at the end of period                     56,477          83,037          95,485         62,834          70,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(138)

  Accumulation unit value:
    Beginning of period                    $13.47
    End of period                          $11.24
  Accumulation units outstanding
  at the end of period                     22,604

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $7.88
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                     14,399          23,826          23,337         22,501          15,365

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(136)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     4,018


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.49           N/A
    End of period                          $6.83           $6.07           $5.65           $5.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            14,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.52           N/A
    End of period                          $17.70          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     20,791          43,434          26,173          1,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.94          $11.07          $9.75           N/A
    End of period                          $14.30          $13.15          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     2,017           3,622           34,131          1,306           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.64          $6.99
    End of period                          $14.97          $14.34          $12.48         $11.17          $9.64
  Accumulation units outstanding
  at the end of period                     32,898          41,947          22,055         19,999          25,338

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(94)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $6.99
  Accumulation units outstanding
  at the end of period                     6,573


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $7.90          $6.83
    End of period                          $9.64           $8.93           $8.67           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             3,582           3,499           7,100          12,633

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(159)

  Accumulation unit value:
    Beginning of period                    $7.50
    End of period                          $6.83
  Accumulation units outstanding
  at the end of period                     4,425

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,442           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.66          $13.59         $13.25          $12.87
    End of period                          $14.76          $13.88          $13.66         $13.59          $13.25
  Accumulation units outstanding
  at the end of period                    118,147         110,139          86,296         68,315          76,765

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(123)

  Accumulation unit value:
    Beginning of period                    $12.31
    End of period                          $12.87
  Accumulation units outstanding
  at the end of period                     30,041

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.75          $19.43         $17.50          $14.01
    End of period                          $21.12          $23.19          $20.75         $19.43          $17.50
  Accumulation units outstanding
  at the end of period                     2,677           4,082           6,269          10,737          23,399

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $14.01
  Accumulation units outstanding
  at the end of period                     14,451


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $12.85
    End of period                           N/A             N/A             N/A           $15.44          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            27,439

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(144)

  Accumulation unit value:
    Beginning of period                    $12.44
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     13,971

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.71          $12.73         $12.38           N/A
    End of period                          $13.40          $13.80          $12.71         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     22,455          32,526          31,291         35,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.66          $19.08         $17.70          $14.47
    End of period                          $20.23          $21.82          $19.66         $19.08          $17.70
  Accumulation units outstanding
  at the end of period                     8,001           9,498           11,129         17,531          30,293

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(119)

  Accumulation unit value:
    Beginning of period                    $17.81
    End of period                          $14.47
  Accumulation units outstanding
  at the end of period                     18,253

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.38          $4.87
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.38
  Accumulation units outstanding
  at the end of period                       -             8,045           7,310          11,303          13,190

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(94)

  Accumulation unit value:
    Beginning of period                    $6.64
    End of period                          $4.87
  Accumulation units outstanding
  at the end of period                     6,052


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,845            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.51
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            54,830

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(121)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     41,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.55
    End of period                           N/A             N/A             N/A           $10.08          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $8.11
    End of period                           N/A             N/A             N/A           $10.26          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             669

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(245)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $8.11
  Accumulation units outstanding
  at the end of period                      669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.05
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,354

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(218)

  Accumulation unit value:
    Beginning of period                    $8.20
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                     4,695


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $7.90
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             686

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(245)

  Accumulation unit value:
    Beginning of period                    $8.02
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                      686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.15          $12.34         $11.16          $8.96
    End of period                          $16.00          $14.93          $13.15         $12.34          $11.16
  Accumulation units outstanding
  at the end of period                     93,964         113,310         103,349         34,500          31,822

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(112)

  Accumulation unit value:
    Beginning of period                    $10.80
    End of period                          $8.96
  Accumulation units outstanding
  at the end of period                     13,198

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.31          $9.98           N/A
    End of period                          $11.61          $11.12          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     31,442          4,338           5,150             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.26          $12.57         $11.49          $9.61
    End of period                          $15.87          $14.87          $13.26         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                    312,644         385,812         329,656         250,611        175,041

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(121)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                     33,691

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.82          $10.49          $9.87           N/A
    End of period                          $12.41          $11.73          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     2,262           5,398           2,705             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.83          $12.27         $11.40          $9.86
    End of period                          $15.08          $14.13          $12.83         $12.27          $11.40
  Accumulation units outstanding
  at the end of period                    299,973         338,709         303,360         235,565        246,429

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(133)

  Accumulation unit value:
    Beginning of period                    $10.46
    End of period                          $9.86
  Accumulation units outstanding
  at the end of period                     51,178

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.14           N/A             N/A            N/A
    End of period                          $11.60          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1020)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.23           N/A             N/A            N/A
    End of period                          $11.76          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.61           N/A             N/A            N/A
    End of period                          $11.91          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.56          $9.87            N/A             N/A            N/A
    End of period                          $11.09          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.76          $8.65
    End of period                           N/A             N/A             N/A           $10.98          $10.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $25.58          $22.92          $22.16         $20.35          $17.04
    End of period                          $27.01          $25.58          $22.92         $22.16          $20.35
  Accumulation units outstanding
  at the end of period                     32,039          44,355          39,666         28,287          27,000

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(154)

  Accumulation unit value:
    Beginning of period                    $16.78
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                     7,780


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.88          $11.77         $11.89          $12.05
    End of period                          $12.54          $12.19          $11.88         $11.77          $11.89
  Accumulation units outstanding
  at the end of period                     61,652          78,322          44,530         46,705          45,034

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(121)

  Accumulation unit value:
    Beginning of period                    $12.11
    End of period                          $12.05
  Accumulation units outstanding
  at the end of period                     17,529

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                    $20.57          $17.32          $16.30         $14.46          $10.26
    End of period                          $21.79          $20.57          $17.32         $16.30          $14.46
  Accumulation units outstanding
  at the end of period                     20,114          18,691          19,874         14,493          3,195

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(275)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $28.87          $25.86          $24.81         $22.99          $17.93
    End of period                          $31.22          $28.87          $25.86         $24.81          $22.99
  Accumulation units outstanding
  at the end of period                     28,266          27,253          23,102         14,444          17,982

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $19.07
    End of period                          $17.93
  Accumulation units outstanding
  at the end of period                      253

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $37.86          $36.10          $32.21         $27.78          $20.41
    End of period                          $43.59          $37.86          $36.10         $32.21          $27.78
  Accumulation units outstanding
  at the end of period                     13,675          12,496          10,998         12,112          10,003

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(132)

  Accumulation unit value:
    Beginning of period                    $24.90
    End of period                          $20.41
  Accumulation units outstanding
  at the end of period                     2,861


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.97         $11.47          $8.99
    End of period                          $15.79          $15.95          $13.53         $12.97          $11.47
  Accumulation units outstanding
  at the end of period                     38,787          52,692          70,355         55,678          57,992

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(94)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $8.99
  Accumulation units outstanding
  at the end of period                     18,200

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $16.78          $13.95          $12.85         $11.25          $8.92
    End of period                          $18.08          $16.78          $13.95         $12.85          $11.25
  Accumulation units outstanding
  at the end of period                     2,912           2,483           4,113            965           5,010

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     3,692

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.58          $11.01         $10.20          $8.00
    End of period                          $13.92          $12.26          $11.58         $11.01          $10.20
  Accumulation units outstanding
  at the end of period                     11,907          16,055          15,088         17,485          6,786

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $8.00
  Accumulation units outstanding
  at the end of period                     4,117


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.33          $7.76
    End of period                           N/A             N/A             N/A            $9.12          $9.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,888

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(119)

  Accumulation unit value:
    Beginning of period                    $10.21
    End of period                          $7.76
  Accumulation units outstanding
  at the end of period                     10,943

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.32           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,282           3,708             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.49          $11.74         $11.20          $8.25
    End of period                          $15.33          $14.03          $12.49         $11.74          $11.20
  Accumulation units outstanding
  at the end of period                     12,901          12,377          8,540           6,908          5,266

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(119)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $8.25
  Accumulation units outstanding
  at the end of period                     2,358

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $16.67         $16.17          $12.18
    End of period                          $20.52          $18.91          $18.37         $16.67          $16.17
  Accumulation units outstanding
  at the end of period                       -             15,305          16,852          7,137          3,742

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $13.65
    End of period                          $12.18
  Accumulation units outstanding
  at the end of period                     1,722


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.60           $9.20          $7.54
    End of period                           N/A             N/A            $8.71           $9.60          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,938          9,360

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(243)

  Accumulation unit value:
    Beginning of period                    $7.74
    End of period                          $7.54
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(217)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.76          $9.96           $9.28          $8.31
    End of period                          $12.39          $11.69          $10.76          $9.96          $9.28
  Accumulation units outstanding
  at the end of period                     8,265           5,300           3,827           3,855          8,586

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(217)

  Accumulation unit value:
    Beginning of period                    $8.37
    End of period                          $8.31
  Accumulation units outstanding
  at the end of period                     2,113


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.12          $22.12         $20.03           N/A
    End of period                          $29.11          $24.59          $22.12         $22.12           N/A
  Accumulation units outstanding
  at the end of period                      335             197             198             91             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(246)

  Accumulation unit value:
    Beginning of period                    $26.23          $25.56          $24.89         $22.71          $17.09
    End of period                          $28.24          $26.23          $25.56         $24.89          $22.71
  Accumulation units outstanding
  at the end of period                     2,407           2,425           2,260            965            964

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(246)

  Accumulation unit value:
    Beginning of period                    $16.96
    End of period                          $17.09
  Accumulation units outstanding
  at the end of period                      324

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      838             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(177)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.73          $16.49         $15.09          $12.94
    End of period                          $18.20          $18.44          $16.73         $16.49          $15.09
  Accumulation units outstanding
  at the end of period                     7,295           8,634           13,318         13,385          13,802

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(177)

  Accumulation unit value:
    Beginning of period                    $13.70
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                     1,765


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.89          $18.78         $16.11          $11.73
    End of period                          $24.48          $22.26          $18.89         $18.78          $16.11
  Accumulation units outstanding
  at the end of period                     3,686           3,978           4,317           4,006          4,620

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(152)

  Accumulation unit value:
    Beginning of period                    $12.43
    End of period                          $11.73
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    111,593           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,232            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.28           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.92          $15.19
    End of period                          $19.28          $18.36          $17.88         $17.75          $16.92
  Accumulation units outstanding
  at the end of period                     58,600          62,268          51,094         22,933          10,459

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $14.49
    End of period                          $15.19
  Accumulation units outstanding
  at the end of period                     1,590

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.32           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      739             739             739             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.99            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,198             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(314)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.77          $10.11          $8.41          $6.08
    End of period                          $16.74          $15.24          $11.77         $10.11          $8.41
  Accumulation units outstanding
  at the end of period                     41,077          18,193          17,909         13,709          11,228

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(246)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.86          $20.02         $17.29          $12.99
    End of period                          $24.29          $22.93          $20.86         $20.02          $17.29
  Accumulation units outstanding
  at the end of period                     6,258           1,824           2,274           1,139          1,950

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(246)

  Accumulation unit value:
    Beginning of period                    $12.92
    End of period                          $12.99
  Accumulation units outstanding
  at the end of period                      426

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(142)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.91          $14.85         $14.57          $14.68
    End of period                          $15.77          $15.11          $14.91         $14.85          $14.57
  Accumulation units outstanding
  at the end of period                     13,139          17,803          24,507         35,392          46,099

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(142)

  Accumulation unit value:
    Beginning of period                    $13.83
    End of period                          $14.68
  Accumulation units outstanding
  at the end of period                     35,302


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.99            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,933           1,438            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(179)

  Accumulation unit value:
    Beginning of period                    $20.00          $17.79          $16.66         $13.62          $10.77
    End of period                          $19.11          $20.00          $17.79         $16.66          $13.62
  Accumulation units outstanding
  at the end of period                     35,524          35,130          35,446         27,389          14,655

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(179)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $10.77
  Accumulation units outstanding
  at the end of period                     9,320


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(175)

  Accumulation unit value:
    Beginning of period                    $16.64          $14.52          $14.14         $12.49          $9.17
    End of period                          $15.22          $16.64          $14.52         $14.14          $12.49
  Accumulation units outstanding
  at the end of period                     14,711          17,917          16,888         12,984          14,943

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(175)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $9.17
  Accumulation units outstanding
  at the end of period                     11,047

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(111)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.13          $11.69          $9.77          $7.50
    End of period                          $11.68          $12.26          $11.13         $11.69          $9.77
  Accumulation units outstanding
  at the end of period                     56,102         104,690         107,623         130,374        189,223

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $7.50
  Accumulation units outstanding
  at the end of period                    122,007

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.95         $10.77          $10.66
    End of period                          $11.62          $11.13          $10.94         $10.95          $10.77
  Accumulation units outstanding
  at the end of period                     3,295           4,450           5,626           3,959          6,031

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                     13,252


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $3.91           N/A
    End of period                          $6.01           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     47,774          1,675             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.17          $10.62          $9.74           N/A
    End of period                          $10.23          $11.32          $10.17         $10.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(104)

  Accumulation unit value:
    Beginning of period                    $11.03          $8.67           $9.37           $9.28          $7.52
    End of period                          $10.93          $11.03          $8.67           $9.37          $9.28
  Accumulation units outstanding
  at the end of period                     89,037          85,624          84,220         99,992         202,408

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(104)

  Accumulation unit value:
    Beginning of period                    $8.70
    End of period                          $7.52
  Accumulation units outstanding
  at the end of period                    144,121

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,148          66,086           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.09           $7.41          $5.85
    End of period                          $9.66           $9.49           $8.28           $8.09          $7.41
  Accumulation units outstanding
  at the end of period                     10,054          10,623          22,628         15,722          23,622

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(175)

  Accumulation unit value:
    Beginning of period                    $6.36
    End of period                          $5.85
  Accumulation units outstanding
  at the end of period                     18,439

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.32          $11.83         $11.21           N/A
    End of period                          $11.63          $14.34          $12.32         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       52              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(111)

  Accumulation unit value:
    Beginning of period                    $17.09          $12.43          $11.50          $9.15          $7.00
    End of period                          $18.63          $17.09          $12.43         $11.50          $9.15
  Accumulation units outstanding
  at the end of period                     45,380          62,383          52,094         79,655         147,014

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(111)

  Accumulation unit value:
    Beginning of period                    $8.87
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                    104,943

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.51         $10.72           N/A
    End of period                          $12.22          $11.58          $11.10         $10.51           N/A
  Accumulation units outstanding
  at the end of period                      407             135            2,559            466            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(525)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.43          $8.48
    End of period                          $19.88          $18.36          $14.90         $13.40          $11.43
  Accumulation units outstanding
  at the end of period                     14,995          40,277          7,230           7,487          8,407

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.68
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                     6,363


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90          $9.70           N/A
    End of period                          $13.73          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    247,022         272,564         298,559         202,100          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,219            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82         $10.03           N/A
    End of period                          $12.62          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     46,537          74,975          76,159         58,415           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $27.00          $22.78          $16.97         $14.05           N/A
    End of period                          $35.84          $27.00          $22.78         $16.97           N/A
  Accumulation units outstanding
  at the end of period                     1,226           1,979           5,131           1,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.09          $9.72           $8.42          $7.22
    End of period                          $13.85          $13.45          $13.09          $9.72          $8.42
  Accumulation units outstanding
  at the end of period                     47,795          64,260          56,162         87,288         162,074

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.22
  Accumulation units outstanding
  at the end of period                    103,927


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.94            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,117           1,186            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.67         $11.16          $8.45
    End of period                          $15.80          $14.99          $13.93         $12.67          $11.16
  Accumulation units outstanding
  at the end of period                     7,767           9,998           10,854         13,103          14,211

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(118)

  Accumulation unit value:
    Beginning of period                    $10.81
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     9,081


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.59          $7.65
    End of period                          $12.33          $11.98          $10.61         $10.36          $9.59
  Accumulation units outstanding
  at the end of period                     44,829          51,228          38,114         25,596          28,153

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(118)

  Accumulation unit value:
    Beginning of period                    $9.67
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     24,794

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(111)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.21          $17.97         $16.27          $11.20
    End of period                          $18.13          $20.64          $19.21         $17.97          $16.27
  Accumulation units outstanding
  at the end of period                     29,864          40,256          34,172         50,811          93,931

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(111)

  Accumulation unit value:
    Beginning of period                    $15.13
    End of period                          $11.20
  Accumulation units outstanding
  at the end of period                     69,459

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.99         $11.27          $7.88
    End of period                          $14.71          $15.31          $13.28         $12.99          $11.27
  Accumulation units outstanding
  at the end of period                     6,906           9,098           11,725         14,438          11,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(118)

  Accumulation unit value:
    Beginning of period                    $10.53
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                     8,501


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.04            N/A             N/A             N/A            N/A
    End of period                          $6.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      120             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.55          $11.42          $9.91           N/A
    End of period                          $17.64          $15.05          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                    114,199         126,054         114,288         41,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07          $9.74           N/A
    End of period                          $14.26          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     16,141          50,952          78,990         40,068           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.42          $11.13          $9.62          $6.98
    End of period                          $14.87          $14.26          $12.42         $11.13          $9.62
  Accumulation units outstanding
  at the end of period                     23,238          20,761          23,964         17,717          22,076

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $7.63
    End of period                          $6.98
  Accumulation units outstanding
  at the end of period                     8,030


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(150)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $7.88          $6.82
    End of period                          $9.58           $8.88           $8.63           $8.06          $7.88
  Accumulation units outstanding
  at the end of period                       -             4,297           8,082           4,572          6,661

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(150)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $6.82
  Accumulation units outstanding
  at the end of period                     4,226

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,304            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.55          $13.50         $13.17          $12.81
    End of period                          $14.61          $13.76          $13.55         $13.50          $13.17
  Accumulation units outstanding
  at the end of period                     95,544         140,488         138,301         101,179         89,281

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $12.27
    End of period                          $12.81
  Accumulation units outstanding
  at the end of period                     49,712

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $22.92          $20.53          $19.24         $17.35          $13.90
    End of period                          $20.86          $22.92          $20.53         $19.24          $17.35
  Accumulation units outstanding
  at the end of period                      569            2,989           4,668           4,927          13,255

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $14.04
    End of period                          $13.90
  Accumulation units outstanding
  at the end of period                     9,237


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.85          $12.75
    End of period                           N/A             N/A             N/A           $15.30          $14.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            32,868

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(134)

  Accumulation unit value:
    Beginning of period                    $12.70
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     1,786

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.62          $12.64         $12.30           N/A
    End of period                          $13.27          $13.68          $12.62         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     88,050          90,965          83,494         78,010           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(150)

  Accumulation unit value:
    Beginning of period                    $21.57          $19.45          $18.89         $17.54          $14.36
    End of period                          $19.97          $21.57          $19.45         $18.89          $17.54
  Accumulation units outstanding
  at the end of period                     4,114           6,443           8,879           9,553          18,228

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(150)

  Accumulation unit value:
    Beginning of period                    $14.98
    End of period                          $14.36
  Accumulation units outstanding
  at the end of period                     11,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.14           $7.40           $6.36          $4.86
    End of period                          $8.23           $8.45           $8.14           $7.40          $6.36
  Accumulation units outstanding
  at the end of period                       -             17,718          17,353         15,134          13,030

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(180)

  Accumulation unit value:
    Beginning of period                    $4.92
    End of period                          $4.86
  Accumulation units outstanding
  at the end of period                     9,909


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $8.50
    End of period                           N/A             N/A             N/A           $10.34          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,831

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(226)

  Accumulation unit value:
    Beginning of period                    $8.62
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89          $7.70
    End of period                           N/A             N/A             N/A           $10.05          $9.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             657

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(111)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $8.02
    End of period                           N/A             N/A             N/A           $10.41          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,290

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(246)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $8.02
  Accumulation units outstanding
  at the end of period                      692


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $7.86
    End of period                           N/A             N/A             N/A           $10.15          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,315

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(108)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                     11,336

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(141)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.05          $12.26         $11.09          $8.92
    End of period                          $15.85          $14.80          $13.05         $12.26          $11.09
  Accumulation units outstanding
  at the end of period                     11,661          18,367          24,340         23,253          5,005

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(141)

  Accumulation unit value:
    Beginning of period                    $10.79
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                     2,485

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.49          $10.30          $9.94           N/A
    End of period                          $11.57          $11.10          $10.49         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     11,462          1,654           1,773             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.16          $12.48         $11.42          $9.56
    End of period                          $15.72          $14.74          $13.16         $12.48          $11.42
  Accumulation units outstanding
  at the end of period                    101,707         152,430         162,330         157,853        161,557

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.86
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                     68,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.49         $10.01           N/A
    End of period                          $12.37          $11.71          $10.81         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(134)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.34          $9.81
    End of period                          $14.93          $14.01          $12.73         $12.19          $11.34
  Accumulation units outstanding
  at the end of period                     66,681         160,394         110,427         109,716        110,404

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(134)

  Accumulation unit value:
    Beginning of period                    $10.42
    End of period                          $9.81
  Accumulation units outstanding
  at the end of period                     69,992

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.58           N/A             N/A            N/A
    End of period                          $11.06          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,963             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.70          $8.84
    End of period                           N/A             N/A             N/A           $10.91          $10.70
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              41

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(134)

  Accumulation unit value:
    Beginning of period                    $25.29          $22.68          $21.95         $20.17          $16.91
    End of period                          $26.67          $25.29          $22.68         $21.95          $20.17
  Accumulation units outstanding
  at the end of period                     11,764          14,444          14,756         12,383          11,503

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(134)

  Accumulation unit value:
    Beginning of period                    $18.14
    End of period                          $16.91
  Accumulation units outstanding
  at the end of period                     1,806


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(122)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.73          $11.64         $11.77          $11.94
    End of period                          $12.36          $12.03          $11.73         $11.64          $11.77
  Accumulation units outstanding
  at the end of period                     14,092          17,915          13,669         13,650          13,211

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(122)

  Accumulation unit value:
    Beginning of period                    $12.00
    End of period                          $11.94
  Accumulation units outstanding
  at the end of period                     10,855

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.44          $11.20
    End of period                          $21.66          $20.48          $17.26         $16.26          $14.44
  Accumulation units outstanding
  at the end of period                     19,122          18,313          17,801         14,202           125

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(150)

  Accumulation unit value:
    Beginning of period                    $28.54          $25.58          $24.58         $22.79          $17.80
    End of period                          $30.83          $28.54          $25.58         $24.58          $22.79
  Accumulation units outstanding
  at the end of period                     14,637          5,651           8,106           4,802          12,563

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(150)

  Accumulation unit value:
    Beginning of period                    $18.28
    End of period                          $17.80
  Accumulation units outstanding
  at the end of period                     8,802

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $37.43          $35.72          $31.90         $27.55          $20.26
    End of period                          $43.04          $37.43          $35.72         $31.90          $27.55
  Accumulation units outstanding
  at the end of period                     9,118           9,079           9,637           6,498          5,324

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $21.51
    End of period                          $20.26
  Accumulation units outstanding
  at the end of period                     2,463


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.45          $12.92         $11.42          $8.97
    End of period                          $15.67          $15.84          $13.45         $12.92          $11.42
  Accumulation units outstanding
  at the end of period                     35,063          33,812          38,759         22,456          12,514

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $9.20
    End of period                          $8.97
  Accumulation units outstanding
  at the end of period                     7,858

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.56          $10.99         $10.19          $7.99
    End of period                          $13.88          $12.22          $11.56         $10.99          $10.19
  Accumulation units outstanding
  at the end of period                      755             755             818             819            819

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(153)

  Accumulation unit value:
    Beginning of period                    $8.39
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                       65


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.28           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.26          $8.14
    End of period                          $12.34          $11.66          $10.73          $9.94          $9.26
  Accumulation units outstanding
  at the end of period                      737             737             737             737            737

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.00          $22.01         $21.71           N/A
    End of period                          $28.92          $24.45          $22.00         $22.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $26.12          $25.46          $24.80         $22.65          $17.04
    End of period                          $28.11          $26.12          $25.46         $24.80          $22.65
  Accumulation units outstanding
  at the end of period                       15              15              15             16              16

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(153)

  Accumulation unit value:
    Beginning of period                    $17.26
    End of period                          $17.04
  Accumulation units outstanding
  at the end of period                       16

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $18.34          $16.65          $16.42         $15.75          $12.47
    End of period                          $18.09          $18.34          $16.65         $16.42          $15.75
  Accumulation units outstanding
  at the end of period                     1,203           1,203           1,203           1,203          1,203

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $22.14          $18.80          $18.70         $16.05          $11.69
    End of period                          $24.34          $22.14          $18.80         $18.70          $16.05
  Accumulation units outstanding
  at the end of period                       -               -              882             885            889

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(218)

  Accumulation unit value:
    Beginning of period                    $11.20
    End of period                          $11.69
  Accumulation units outstanding
  at the end of period                      893

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.88            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.73           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.78          $17.67         $16.85          $15.13
    End of period                          $19.16          $18.26          $17.78         $17.67          $16.85
  Accumulation units outstanding
  at the end of period                     1,255           1,255           1,934           1,937          1,891

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $14.57
    End of period                          $15.13
  Accumulation units outstanding
  at the end of period                      686

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.65           N/A            N/A
    End of period                          $12.86          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.84          $14.78         $14.51          $14.66
    End of period                          $15.67          $15.02          $14.84         $14.78          $14.51
  Accumulation units outstanding
  at the end of period                      984             986             989             992            653

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.48            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $19.90          $17.71          $16.60         $13.57          $10.74
    End of period                          $19.01          $19.90          $17.71         $16.60          $13.57
  Accumulation units outstanding
  at the end of period                      552             553             555             338            339

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                       50


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.46          $14.09         $12.45          $9.15
    End of period                          $15.13          $16.56          $14.46         $14.09          $12.45
  Accumulation units outstanding
  at the end of period                      285             286             288             56              57

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(153)

  Accumulation unit value:
    Beginning of period                    $9.55
    End of period                          $9.15
  Accumulation units outstanding
  at the end of period                       57

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.76          $10.69
    End of period                          $11.59          $11.10          $10.92         $10.93          $10.76
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.43           $3.96           N/A
    End of period                          $5.99           $5.86           $4.39           $4.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.59          $9.69           N/A
    End of period                          $10.19          $11.28          $10.14         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,425           1,595            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.40          $6.66
    End of period                          $9.62           $9.45           $8.25           $8.07          $7.40
  Accumulation units outstanding
  at the end of period                      392             394             397              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.69           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.49         $10.44           N/A
    End of period                          $12.17          $11.53          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $11.42          $8.54
    End of period                          $19.82          $18.31          $14.87         $13.38          $11.42
  Accumulation units outstanding
  at the end of period                      126             127             128              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.98           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,540           2,829             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.43            N/A             N/A            N/A
    End of period                          $11.91          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $10.82         $10.47           N/A
    End of period                          $12.60          $10.79          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                    $26.90          $22.71          $16.93         $13.07           N/A
    End of period                          $35.69          $26.90          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.15          $8.29
    End of period                          $15.75          $14.95          $13.90         $12.66          $11.15
  Accumulation units outstanding
  at the end of period                      260             262             263              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $7.40          $7.65
    End of period                          $12.29          $11.95          $10.59         $10.34          $7.40
  Accumulation units outstanding
  at the end of period                      806             811            3,337           2,735          2,747

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(218)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     2,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.26          $7.89
    End of period                          $14.66          $15.28          $13.26         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                      253             255             256              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $5.44           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42          $9.56           N/A
    End of period                          $17.61          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     1,077           1,205             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.07         $10.53           N/A
    End of period                          $14.23          $13.10          $11.91         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.39          $11.11          $9.61          $7.80
    End of period                          $14.82          $14.22          $12.39         $11.11          $9.61
  Accumulation units outstanding
  at the end of period                      150             151             152              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.45         $13.14          $12.78
    End of period                          $14.54          $13.70          $13.50         $13.45          $13.14
  Accumulation units outstanding
  at the end of period                     3,470           3,471           3,537           3,539          3,128

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(153)

  Accumulation unit value:
    Beginning of period                    $12.26
    End of period                          $12.78
  Accumulation units outstanding
  at the end of period                       67

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                    $22.79          $20.43          $19.15         $17.54           N/A
    End of period                          $20.72          $22.79          $20.43         $19.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(548)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.78          $12.70
    End of period                           N/A             N/A             N/A           $15.22          $14.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,981

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(218)

  Accumulation unit value:
    Beginning of period                    $12.22
    End of period                          $12.70
  Accumulation units outstanding
  at the end of period                      819

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.57          $12.60         $12.26           N/A
    End of period                          $13.21          $13.62          $12.57         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     1,936           1,939           2,946           2,456           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                    $21.45          $19.35          $18.80         $17.47          $13.63
    End of period                          $19.85          $21.45          $19.35         $18.80          $17.47
  Accumulation units outstanding
  at the end of period                      330             330             330             330            330

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(941)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(941)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.00          $12.22         $11.06          $9.77
    End of period                          $15.77          $14.73          $13.00         $12.22          $11.06
  Accumulation units outstanding
  at the end of period                     3,776           3,779           10,804          6,487          6,302

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.96           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.49         $10.38           N/A
    End of period                          $12.35          $11.69          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.30          $9.49
    End of period                          $14.86          $13.95          $12.68         $12.15          $11.30
  Accumulation units outstanding
  at the end of period                     6,840           13,825          14,189          7,744          7,778

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(276)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.04           N/A             N/A            N/A
    End of period                          $11.56          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.27           N/A             N/A            N/A
    End of period                          $11.05          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.33
    End of period                           N/A             N/A             N/A           $10.88          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             194

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(102)

  Accumulation unit value:
    Beginning of period                    $10.62
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                      198

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.55          $21.84         $20.09          $16.38
    End of period                          $26.50          $25.14          $22.55         $21.84          $20.09
  Accumulation units outstanding
  at the end of period                      804             804             804             805            764

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                    $28.37          $25.45          $24.46         $22.70          $17.21
    End of period                          $30.64          $28.37          $25.45         $24.46          $22.70
  Accumulation units outstanding
  at the end of period                      610             610             610             610            610

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $37.19          $35.51          $31.73         $27.42          $20.17
    End of period                          $42.75          $37.19          $35.51         $31.73          $27.42
  Accumulation units outstanding
  at the end of period                       25              25              25             26              26

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(153)

  Accumulation unit value:
    Beginning of period                    $20.85
    End of period                          $20.17
  Accumulation units outstanding
  at the end of period                       26


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.40          $8.95
    End of period                          $15.61          $15.78          $13.41         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                     1,488           1,489           1,489           1,490          1,490

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(153)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                       59

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                    $16.59          $13.81          $12.72         $11.16          $8.14
    End of period                          $17.85          $16.59          $13.81         $12.72          $11.16
  Accumulation units outstanding
  at the end of period                     8,100           4,352           6,187          12,899          19,204

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.53          $10.97         $10.18          $8.15
    End of period                          $13.84          $12.20          $11.53         $10.97          $10.18
  Accumulation units outstanding
  at the end of period                     5,036           2,701           5,900           5,528          5,575

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.22           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,835           2,804            310             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.70         $11.17          $8.24
    End of period                          $15.24          $13.96          $12.44         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     6,353           9,573           22,551         29,829          33,570

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(67)

  Accumulation unit value:
    Beginning of period                    $10.91
    End of period                          $8.24
  Accumulation units outstanding
  at the end of period                     1,959

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.18          $16.51         $16.04          $12.10
    End of period                          $20.28          $18.70          $18.18         $16.51          $16.04
  Accumulation units outstanding
  at the end of period                       -             1,167            532            9,316          18,337

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $17.79
    End of period                          $12.10
  Accumulation units outstanding
  at the end of period                     1,713


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.53           $9.15          $8.03
    End of period                           N/A             N/A            $8.65           $9.53          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            55,229          73,158

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.91           $9.24          $8.29
    End of period                          $12.29          $11.62          $10.70          $9.91          $9.24
  Accumulation units outstanding
  at the end of period                     7,987           1,948           4,980           5,774          6,179

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $9.12
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     1,420


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                    $24.31          $21.88          $21.90         $19.85           N/A
    End of period                          $28.74          $24.31          $21.88         $21.90           N/A
  Accumulation units outstanding
  at the end of period                       -               22              22              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $25.93          $25.29          $24.65         $22.52          $16.96
    End of period                          $27.89          $25.93          $25.29         $24.65          $22.52
  Accumulation units outstanding
  at the end of period                      232             271            4,876           6,629          2,194

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $23.17
    End of period                          $16.96
  Accumulation units outstanding
  at the end of period                      527

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,775            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.85            N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,130            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(85)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.57          $16.35         $15.69          $12.85
    End of period                          $17.99          $18.25          $16.57         $16.35          $15.69
  Accumulation units outstanding
  at the end of period                     1,849           2,717           3,155           4,189          4,530

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(85)

  Accumulation unit value:
    Beginning of period                    $16.82
    End of period                          $12.85
  Accumulation units outstanding
  at the end of period                     1,804


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $22.03          $18.71          $18.62         $15.99          $11.66
    End of period                          $24.20          $22.03          $18.71         $18.62          $15.99
  Accumulation units outstanding
  at the end of period                     2,421           2,702            272            8,945          8,943

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(84)

  Accumulation unit value:
    Beginning of period                    $16.58
    End of period                          $11.66
  Accumulation units outstanding
  at the end of period                      754

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,136           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.18           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,093          6,328            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.53           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      938             250             321             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.08
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     11,457          12,215          12,158          9,568          5,653

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.15           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             246             314             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,572           15,210           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                    $15.10          $11.68          $10.05          $8.36          $5.58
    End of period                          $16.58          $15.10          $11.68         $10.05          $8.36
  Accumulation units outstanding
  at the end of period                     3,404           23,479          37,715         24,946          14,352

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.63          $19.83         $17.14          $12.89
    End of period                          $23.98          $22.67          $20.63         $19.83          $17.14
  Accumulation units outstanding
  at the end of period                      647             355            3,941           5,088          5,095

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(90)

  Accumulation unit value:
    Beginning of period                    $16.56
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45          $14.57
    End of period                          $15.57          $14.94          $14.76         $14.71          $14.45
  Accumulation units outstanding
  at the end of period                     5,223           6,294           5,329           5,101          2,981

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(71)

  Accumulation unit value:
    Beginning of period                    $13.26
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     14,970


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.84            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,307             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.65          $16.55         $13.54          $10.72
    End of period                          $18.92          $19.82          $17.65         $16.55          $13.54
  Accumulation units outstanding
  at the end of period                     11,914          15,791          16,795         20,108          9,630

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(78)

  Accumulation unit value:
    Beginning of period                    $13.28
    End of period                          $10.72
  Accumulation units outstanding
  at the end of period                     1,761


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.42          $9.13
    End of period                          $15.07          $16.50          $14.41         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     10,234          14,576          26,801         22,723          16,418

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.91
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     4,346

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.02
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                     42,337          67,044          65,848         96,582          63,584

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.75          $10.65
    End of period                          $11.55          $11.07          $10.90         $10.92          $10.75
  Accumulation units outstanding
  at the end of period                     4,029           5,632           19,640         19,438          13,442

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $10.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.09           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     39,951          38,777            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(673)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.11          $10.56         $10.14           N/A
    End of period                          $10.15          $11.24          $10.11         $10.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.62           $9.32           $9.24          $6.49
    End of period                          $10.83          $10.94          $8.62           $9.32          $9.24
  Accumulation units outstanding
  at the end of period                     64,202         139,602         106,259         91,637          87,595

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,773          24,615           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.05           $7.38          $5.83
    End of period                          $9.58           $9.42           $8.22           $8.05          $7.38
  Accumulation units outstanding
  at the end of period                     25,450          12,461          14,208         12,799          11,240

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(74)

  Accumulation unit value:
    Beginning of period                    $7.87
    End of period                          $5.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.24          $11.76         $10.58          $10.26
    End of period                          $11.53          $14.24          $12.24         $11.76          $10.58
  Accumulation units outstanding
  at the end of period                     1,480           10,697          9,831          22,895          12,388

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                    $16.96          $12.35          $11.43          $9.10          $6.39
    End of period                          $18.47          $16.96          $12.35         $11.43          $9.10
  Accumulation units outstanding
  at the end of period                     77,464         109,447          78,335         67,105          75,185

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.31          $10.02
    End of period                          $12.11          $11.49          $11.03         $10.46          $10.31
  Accumulation units outstanding
  at the end of period                     18,308          4,287           27,947         39,960          12,561

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.36         $11.41          $7.70
    End of period                          $19.76          $18.27          $14.84         $13.36          $11.41
  Accumulation units outstanding
  at the end of period                     24,114          16,560          12,639         12,964          14,869

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.84           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     67,602         101,460          67,341            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,641          1,160            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.03           N/A
    End of period                          $12.57          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     2,401           4,495           9,329             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $12.92          $12.92
    End of period                          $35.54          $26.80          $22.63         $16.88          $12.92
  Accumulation units outstanding
  at the end of period                     3,195           7,987           17,179         45,149          5,993

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.01          $9.67           $8.38          $7.08
    End of period                          $13.74          $13.35          $13.01          $9.67          $8.38
  Accumulation units outstanding
  at the end of period                     42,365          91,230         137,229         76,689          68,293

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.67            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.13          $8.44
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.13
  Accumulation units outstanding
  at the end of period                     28,044          18,050          21,542         18,055          18,456

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                      602


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(84)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $7.64
    End of period                          $12.25          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                     3,888           13,164          23,058         23,082          22,356

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(84)

  Accumulation unit value:
    Beginning of period                    $10.04
    End of period                          $7.64
  Accumulation units outstanding
  at the end of period                      645

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                    $20.48          $19.09          $17.88         $16.20          $11.55
    End of period                          $17.98          $20.48          $19.09         $17.88          $16.20
  Accumulation units outstanding
  at the end of period                     15,549          40,926          40,331         41,233          61,674

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $7.49
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     17,938          6,793           13,910         11,317          14,707

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(289)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.56           $5.33           N/A
    End of period                          $6.71           $5.98           $5.58           $5.56           N/A
  Accumulation units outstanding
  at the end of period                     65,727          29,075            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.30           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     31,863          36,752          99,899            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06          $9.88           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     2,902           35,432          52,089            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.59          $6.96
    End of period                          $14.77          $14.18          $12.37         $11.09          $9.59
  Accumulation units outstanding
  at the end of period                     5,868           7,409           22,355         37,277          39,502

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $9.19
    End of period                          $6.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $6.81
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -             2,843           3,274           3,302          1,468

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(102)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $12.75
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                     29,785          33,422          27,494         33,623          54,273

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                     11,669

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.32          $19.06         $17.20          $13.79
    End of period                          $20.59          $22.65          $20.32         $19.06          $17.20
  Accumulation units outstanding
  at the end of period                       -               -              868             907            946

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $13.79
  Accumulation units outstanding
  at the end of period                      365


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(67)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.72          $12.65
    End of period                           N/A             N/A             N/A           $15.15          $14.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            40,400

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(67)

  Accumulation unit value:
    Beginning of period                    $12.62
    End of period                          $12.65
  Accumulation units outstanding
  at the end of period                     3,873

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     28,413          23,217          28,467         41,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $21.32          $19.24          $18.71         $17.39          $14.25
    End of period                          $19.72          $21.32          $19.24         $18.71          $17.39
  Accumulation units outstanding
  at the end of period                     2,012           1,288           1,150           1,157          1,120

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(90)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $14.25
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.10           $7.37           $6.34          $4.84
    End of period                          $8.16           $8.39           $8.10           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             2,490           2,391           2,299          2,351

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(84)

  Accumulation unit value:
    Beginning of period                    $6.80
    End of period                          $4.84
  Accumulation units outstanding
  at the end of period                      953


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.50
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,461

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division(76)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $8.50
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.17
    End of period                           N/A             N/A             N/A           $10.34          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,585

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $7.73
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,148

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $8.82
    End of period                          $15.69          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     53,534          63,754          50,221         68,712          47,107

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.11           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     8,046           6,699             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.06          $12.40         $11.35          $9.52
    End of period                          $15.57          $14.61          $13.06         $12.40          $11.35
  Accumulation units outstanding
  at the end of period                     98,226         128,071         117,975         105,222         83,447

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(169)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     2,601

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.49         $10.18           N/A
    End of period                          $12.33          $11.68          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     47,921          36,974          36,974         36,974           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.27          $9.77
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.27
  Accumulation units outstanding
  at the end of period                     66,958          82,578          71,920         64,869          50,606

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(152)

  Accumulation unit value:
    Beginning of period                    $9.82
    End of period                          $9.77
  Accumulation units outstanding
  at the end of period                     13,461

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $11.55          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.97            N/A             N/A            N/A
    End of period                          $11.04          $10.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,201             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $8.56
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,279

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.43          $21.73         $20.00          $16.78
    End of period                          $26.33          $24.99          $22.43         $21.73          $20.00
  Accumulation units outstanding
  at the end of period                     11,754          14,428          9,430           4,878          1,289

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(84)

  Accumulation unit value:
    Beginning of period                    $18.07
    End of period                          $16.78
  Accumulation units outstanding
  at the end of period                     2,377


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.62          $11.54         $11.68          $11.86
    End of period                          $12.22          $11.90          $11.62         $11.54          $11.68
  Accumulation units outstanding
  at the end of period                     55,364          15,804          4,221           8,252          18,949

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(57)

  Accumulation unit value:
    Beginning of period                    $11.96
    End of period                          $11.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.22         $14.42          $11.23
    End of period                          $21.55          $20.39          $17.20         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     14,481          32,665          13,595         20,987          31,944

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.60          $17.66
    End of period                          $30.45          $28.21          $25.31         $24.34          $22.60
  Accumulation units outstanding
  at the end of period                     14,128          9,881           14,918          2,902          3,153

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(85)

  Accumulation unit value:
    Beginning of period                    $23.05
    End of period                          $17.66
  Accumulation units outstanding
  at the end of period                     1,316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $27.31          $20.10
    End of period                          $42.50          $36.99          $35.34         $31.60          $27.31
  Accumulation units outstanding
  at the end of period                     5,121           8,737           11,575          8,853          3,464

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(67)

  Accumulation unit value:
    Beginning of period                    $25.66
    End of period                          $20.10
  Accumulation units outstanding
  at the end of period                     2,255


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(78)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.37          $12.85         $11.38          $8.94
    End of period                          $15.55          $15.74          $13.37         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     14,208          19,041          32,398         56,606          44,586

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(78)

  Accumulation unit value:
    Beginning of period                    $11.53
    End of period                          $8.94
  Accumulation units outstanding
  at the end of period                     2,036





Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.73          $12.66         $11.11          $9.15
    End of period                          $17.74          $16.49          $13.73         $12.66          $11.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.96         $10.17          $8.36
    End of period                          $13.79          $12.16          $11.51         $10.96          $10.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30          $8.88
    End of period                           N/A             N/A             N/A            $9.08          $9.30
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.26           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.69         $11.16          $9.53
    End of period                          $15.19          $13.92          $12.41         $11.69          $11.16
  Accumulation units outstanding
  at the end of period                       -               -             2,022             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $16.44         $15.97          $15.01
    End of period                          $20.16          $18.60          $18.09         $16.44          $15.97
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.12          $8.52
    End of period                           N/A             N/A            $8.62           $9.50          $9.12
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.23          $8.25
    End of period                          $12.24          $11.58          $10.67          $9.89          $9.23
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $24.16          $21.77          $21.80         $18.49           N/A
    End of period                          $28.56          $24.16          $21.77         $21.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                    $25.78          $25.15          $24.53         $22.42          $19.04
    End of period                          $27.71          $25.78          $25.15         $24.53          $22.42
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.50          $16.29         $15.63          $12.71
    End of period                          $17.89          $18.16          $16.50         $16.29          $15.63
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                    $21.92          $18.63          $18.55         $15.93          $13.19
    End of period                          $24.07          $21.92          $18.63         $18.55          $15.93
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.00           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.43           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.50         $16.71          $15.90
    End of period                          $18.92          $18.04          $17.59         $17.50          $16.71
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $10.01          $8.34          $7.14
    End of period                          $16.49          $15.04          $11.63         $10.01          $8.34
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.53          $19.73         $17.07          $14.84
    End of period                          $23.83          $22.53          $20.53         $19.73          $17.07
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.68          $14.64         $14.39          $14.12
    End of period                          $15.47          $14.85          $14.68         $14.64          $14.39
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(394)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                    $19.73          $17.58          $16.49         $13.49          $10.46
    End of period                          $18.82          $19.73          $17.58         $16.49          $13.49
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.35          $14.00         $12.38          $8.82
    End of period                          $14.99          $16.42          $14.35         $14.00          $12.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.02          $11.59          $9.70          $7.12
    End of period                          $11.54          $12.12          $11.02         $11.59          $9.70
  Accumulation units outstanding
  at the end of period                     2,393           2,525           3,163           2,369            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.74          $10.93
    End of period                          $11.52          $11.05          $10.88         $10.90          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.14           $4.41           N/A
    End of period                          $5.94           $5.81           $4.36           $4.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $9.92          $10.53           N/A
    End of period                          $10.10          $11.19          $10.07          $9.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $10.90          $8.59           $9.29           $9.22          $7.02
    End of period                          $10.79          $10.90          $8.59           $9.29          $9.22
  Accumulation units outstanding
  at the end of period                     2,865           3,023           3,866           2,834            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.08           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.19           $8.02           $7.35          $5.81
    End of period                          $9.53           $9.37           $8.19           $8.02          $7.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.20          $11.01         $11.73           N/A
    End of period                          $11.48          $14.18          $12.20         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                    $16.91          $12.32          $11.41          $9.09          $7.87
    End of period                          $18.41          $16.91          $12.32         $11.41          $9.09
  Accumulation units outstanding
  at the end of period                     2,520           2,660           2,760           2,592            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.69         $10.43           N/A
    End of period                          $12.06          $11.45          $10.99         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.84          $13.37         $11.42          $9.36
    End of period                          $19.74          $18.26          $14.84         $13.37          $11.42
  Accumulation units outstanding
  at the end of period                     2,065           2,179           2,242           2,102            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.76           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -             11,892          11,892            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.12           N/A
    End of period                          $12.56          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $26.70          $22.56          $13.32         $16.83           N/A
    End of period                          $35.38          $26.70          $22.56         $13.32           N/A
  Accumulation units outstanding
  at the end of period                       -              405            4,693             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.36          $7.02
    End of period                          $13.68          $13.30          $12.97          $9.64          $8.36
  Accumulation units outstanding
  at the end of period                     2,876           3,035           3,721           2,982            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.30            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.84          $12.62         $11.12          $9.33
    End of period                          $15.66          $14.88          $13.84         $12.62          $11.12
  Accumulation units outstanding
  at the end of period                     2,160           2,279           2,324           2,177            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.56          $8.43
    End of period                          $12.22          $11.89          $10.55         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                     2,590           2,733           2,770           2,577            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                    $20.43          $19.05          $17.85         $16.18          $13.57
    End of period                          $17.92          $20.43          $19.05         $17.85          $16.18
  Accumulation units outstanding
  at the end of period                     1,584           1,671           2,080           1,598            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.24          $7.70
    End of period                          $14.58          $15.20          $13.21         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                     2,148           2,267           2,313           2,162            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.78           $5.54           N/A
    End of period                          $6.68           $5.96           $5.56           $5.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41          $9.62           N/A
    End of period                          $17.55          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $11.06          $9.77           N/A
    End of period                          $14.19          $13.08          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.58          $7.86
    End of period                          $14.72          $14.14          $12.34         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                       -               -             2,195             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $7.85          $7.28
    End of period                          $9.49           $8.81           $8.57           $8.01          $7.85
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.39          $13.36         $13.06          $12.89
    End of period                          $14.40          $13.58          $13.39         $13.36          $13.06
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                    $22.52          $20.21          $18.97         $17.13          $13.77
    End of period                          $20.46          $22.52          $20.21         $18.97          $17.13
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.66          $13.91
    End of period                           N/A             N/A             N/A           $15.08          $14.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.47          $12.51         $12.18           N/A
    End of period                          $13.08          $13.50          $12.47         $12.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                    $21.20          $19.14          $18.62         $17.32          $15.45
    End of period                          $19.60          $21.20          $19.14         $18.62          $17.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $7.35           $6.33          $5.50
    End of period                          $8.13           $8.37           $8.08           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.51
    End of period                           N/A             N/A             N/A           $10.30          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.01           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $9.63
    End of period                           N/A             N/A             N/A           $10.19          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $7.82
    End of period                           N/A             N/A             N/A           $10.31          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $7.81
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.90          $12.14         $11.00          $10.30
    End of period                          $15.62          $14.60          $12.90         $12.14          $11.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30          $9.96           N/A
    End of period                          $11.52          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.32          $9.36
    End of period                          $15.49          $14.55          $13.01         $12.36          $11.32
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.49         $10.00           N/A
    End of period                          $12.31          $11.67          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.60          $12.08         $11.25          $10.58
    End of period                          $14.73          $13.84          $12.60         $12.08          $11.25
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(365)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61          $8.53
    End of period                           N/A             N/A             N/A           $10.81          $10.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.32          $21.63         $19.91          $18.18
    End of period                          $26.17          $24.85          $22.32         $21.63          $19.91
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.56          $11.49         $11.64          $11.69
    End of period                          $12.15          $11.84          $11.56         $11.49          $11.64
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.17          $16.21         $14.41          $12.41
    End of period                          $21.49          $20.35          $17.17         $16.21          $14.41
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $28.05          $25.18          $24.22         $22.50          $18.10
    End of period                          $30.25          $28.05          $25.18         $24.22          $22.50
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $27.19          $20.19
    End of period                          $42.23          $36.78          $35.15         $31.44          $27.19
  Accumulation units outstanding
  at the end of period                       -               -              763              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.34          $12.82         $11.36          $10.37
    End of period                          $15.49          $15.68          $13.34         $12.82          $11.36
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(414)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A




Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $16.40          $13.66          $12.60         $11.06          $9.62
    End of period                          $17.63          $16.40          $13.66         $12.60          $11.06
  Accumulation units outstanding
  at the end of period                      411             508             768            1,053          1,014

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $12.15           N/A             N/A             N/A            N/A
    End of period                          $13.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.51           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.99          $16.36         $15.91          $12.01
    End of period                          $20.04          $18.49          $17.99         $16.36          $15.91
  Accumulation units outstanding
  at the end of period                       -               51              50             53              51

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $16.73
    End of period                          $12.01
  Accumulation units outstanding
  at the end of period                       54


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.09          $8.38
    End of period                           N/A             N/A            $8.59           $9.47          $9.09
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,833          1,739

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.21          $8.27
    End of period                          $12.20          $11.54          $10.64          $9.87          $9.21
  Accumulation units outstanding
  at the end of period                      644             746             751            1,383          1,288

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(118)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                       89


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $24.03          $21.65          $21.70         $21.08           N/A
    End of period                          $28.38          $24.03          $21.65         $21.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.42          $16.22         $15.58          $12.77
    End of period                          $17.79          $18.06          $16.42         $16.22          $15.58
  Accumulation units outstanding
  at the end of period                      171             142             318             318            319

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(72)

  Accumulation unit value:
    Beginning of period                    $16.88
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $21.81          $18.54          $18.47         $15.88          $11.58
    End of period                          $23.93          $21.81          $18.54         $18.47          $15.88
  Accumulation units outstanding
  at the end of period                      301             344             534             714            872

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(78)

  Accumulation unit value:
    Beginning of period                    $16.13
    End of period                          $11.58
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.95            N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.55           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      375              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $17.42         $16.64          $14.96
    End of period                          $18.80          $17.94          $17.50         $17.42          $16.64
  Accumulation units outstanding
  at the end of period                     1,241           1,220            415             756            702

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $14.40
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                       51

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.53           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.35           N/A             N/A             N/A            N/A
    End of period                          $23.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      672             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.60          $14.57         $14.32          $14.46
    End of period                          $15.38          $14.76          $14.60         $14.57          $14.32
  Accumulation units outstanding
  at the end of period                      531             405             406             798            735

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $13.18
    End of period                          $14.46
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.48            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      403              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $19.65          $17.51          $16.44         $13.46          $10.66
    End of period                          $18.74          $19.65          $17.51         $16.44          $13.46
  Accumulation units outstanding
  at the end of period                     1,019           1,447           1,858           1,493          1,250

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(96)

  Accumulation unit value:
    Beginning of period                    $13.19
    End of period                          $10.66
  Accumulation units outstanding
  at the end of period                      114


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $16.35          $14.29          $13.94         $12.34          $9.08
    End of period                          $14.91          $16.35          $14.29         $13.94          $12.34
  Accumulation units outstanding
  at the end of period                     1,491           2,261           1,533            961            736

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(118)

  Accumulation unit value:
    Beginning of period                    $11.90
    End of period                          $9.08
  Accumulation units outstanding
  at the end of period                       71

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.99          $11.56          $9.68          $7.44
    End of period                          $11.49          $12.07          $10.99         $11.56          $9.68
  Accumulation units outstanding
  at the end of period                     1,814           1,299           1,300           1,213          1,321

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.92
    End of period                          $7.44
  Accumulation units outstanding
  at the end of period                      444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $3.92           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.04          $10.51          $9.78           N/A
    End of period                          $10.06          $11.15          $10.04         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.56           $9.27           $9.20          $7.47
    End of period                          $10.74          $10.86          $8.56           $9.27          $9.20
  Accumulation units outstanding
  at the end of period                     1,884           1,312           1,313           1,237          1,347

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $7.17
    End of period                          $7.47
  Accumulation units outstanding
  at the end of period                      467

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.36          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.34          $5.81
    End of period                          $9.50           $9.35           $8.17           $8.00          $7.34
  Accumulation units outstanding
  at the end of period                       -               -               -             1,505          1,639

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(187)

  Accumulation unit value:
    Beginning of period                    $5.93
    End of period                          $5.81
  Accumulation units outstanding
  at the end of period                      575

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.16          $11.70         $10.38           N/A
    End of period                          $11.43          $14.13          $12.16         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      919             961            1,223            548            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                    $16.83          $12.27          $11.37          $9.06          $8.45
    End of period                          $18.31          $16.83          $12.27         $11.37          $9.06
  Accumulation units outstanding
  at the end of period                      495              -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.96          $10.40         $10.48           N/A
    End of period                          $12.01          $11.40          $10.96         $10.40           N/A
  Accumulation units outstanding
  at the end of period                      480             502             639             287            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.77           N/A
    End of period                          $13.64          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.38            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $10.82         $10.46           N/A
    End of period                          $12.54          $10.75          $10.48         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $26.60          $22.49          $16.79         $15.14           N/A
    End of period                          $35.23          $26.60          $22.49         $16.79           N/A
  Accumulation units outstanding
  at the end of period                     1,703           1,877           2,027             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.92          $9.62           $8.35          $7.17
    End of period                          $13.62          $13.25          $12.92          $9.62          $8.35
  Accumulation units outstanding
  at the end of period                     4,278           3,475           3,326           1,217          1,325

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(187)

  Accumulation unit value:
    Beginning of period                    $8.49
    End of period                          $7.17
  Accumulation units outstanding
  at the end of period                      436


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.45            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.96          $17.78         $16.12          $11.12
    End of period                          $17.82          $20.33          $18.96         $17.78          $16.12
  Accumulation units outstanding
  at the end of period                     1,068            741             741             784            854

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(187)

  Accumulation unit value:
    Beginning of period                    $10.95
    End of period                          $11.12
  Accumulation units outstanding
  at the end of period                      307

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.90         $11.22          $7.86
    End of period                          $14.52          $15.15          $13.17         $12.90          $11.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -             261

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(57)

  Accumulation unit value:
    Beginning of period                    $9.52
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.35           N/A
    End of period                          $6.66           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.70           N/A
    End of period                          $17.53          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06          $9.80           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.57          $6.95
    End of period                          $14.67          $14.09          $12.30         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     1,689           1,926           2,548           2,068          1,397

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(118)

  Accumulation unit value:
    Beginning of period                    $9.13
    End of period                          $6.95
  Accumulation units outstanding
  at the end of period                       94


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $7.99           $8.04           N/A
    End of period                          $9.46           $8.78           $8.55           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.34          $13.32         $13.03          $12.69
    End of period                          $14.33          $13.52          $13.34         $13.32          $13.03
  Accumulation units outstanding
  at the end of period                      581             522             523             951            880

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(118)

  Accumulation unit value:
    Beginning of period                    $12.04
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                       60

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $22.39          $20.10          $18.88         $18.80           N/A
    End of period                          $20.33          $22.39          $20.10         $18.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.68          $12.58
    End of period                           N/A             N/A             N/A           $15.10          $14.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             374

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(96)

  Accumulation unit value:
    Beginning of period                    $12.67
    End of period                          $12.58
  Accumulation units outstanding
  at the end of period                       20

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.44          $12.42          $12.47         $12.14           N/A
    End of period                          $13.01          $13.44          $12.42         $12.47           N/A
  Accumulation units outstanding
  at the end of period                      307             257             257             503            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $21.08          $19.04          $18.54         $17.25          $14.14
    End of period                          $19.48          $21.08          $19.04         $18.54          $17.25
  Accumulation units outstanding
  at the end of period                      711             718            1,037            623            288

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(94)

  Accumulation unit value:
    Beginning of period                    $17.43
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.33          $4.83
    End of period                          $8.12           $8.36           $8.07           $7.35          $6.33
  Accumulation units outstanding
  at the end of period                       -             2,458           2,896           2,108          1,087

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(96)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $4.83
  Accumulation units outstanding
  at the end of period                       55


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $9.39
    End of period                           N/A             N/A             N/A           $10.00          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,185

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.79
    End of period                           N/A             N/A             N/A           $10.02          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,937

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(151)

  Accumulation unit value:
    Beginning of period                    $8.28
    End of period                          $7.79
  Accumulation units outstanding
  at the end of period                     6,439

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.85          $12.10         $10.97          $8.83
    End of period                          $15.54          $14.54          $12.85         $12.10          $10.97
  Accumulation units outstanding
  at the end of period                     12,769          12,811          13,067         12,420          1,322

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(95)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.30          $9.94           N/A
    End of period                          $11.50          $11.05          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.96          $12.32         $11.29          $9.47
    End of period                          $15.42          $14.48          $12.96         $12.32          $11.29
  Accumulation units outstanding
  at the end of period                     10,689          10,689          10,689         10,689          10,689

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(151)

  Accumulation unit value:
    Beginning of period                    $9.73
    End of period                          $9.47
  Accumulation units outstanding
  at the end of period                     5,374

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.49          $9.87           N/A
    End of period                          $12.29          $11.66          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.53          $12.03         $11.21          $9.72
    End of period                          $14.64          $13.77          $12.53         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                     1,668           1,692           8,366           8,048          7,789

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(215)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                     7,789

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.41           N/A             N/A            N/A
    End of period                          $11.53          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1175)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.74           N/A             N/A            N/A
    End of period                          $11.69          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.29
    End of period                           N/A             N/A             N/A           $10.77          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,639

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $24.70          $22.20          $21.53         $19.83          $16.65
    End of period                          $26.00          $24.70          $22.20         $21.53          $19.83
  Accumulation units outstanding
  at the end of period                     1,014           1,023            313             610            566

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(78)

  Accumulation unit value:
    Beginning of period                    $17.97
    End of period                          $16.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $20.30          $17.14          $16.19         $14.78           N/A
    End of period                          $21.44          $20.30          $17.14         $16.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $27.88          $25.04          $24.11         $22.40          $17.53
    End of period                          $30.06          $27.88          $25.04         $24.11          $22.40
  Accumulation units outstanding
  at the end of period                      374             351             467              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(72)

  Accumulation unit value:
    Beginning of period                    $23.01
    End of period                          $17.53
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $36.57          $34.96          $31.29         $27.08          $19.95
    End of period                          $41.97          $36.57          $34.96         $31.29          $27.08
  Accumulation units outstanding
  at the end of period                       78              83             189             189            297

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(52)

  Accumulation unit value:
    Beginning of period                    $24.67
    End of period                          $19.95
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.30          $12.79         $11.34          $8.92
    End of period                          $15.43          $15.63          $13.30         $12.79          $11.34
  Accumulation units outstanding
  at the end of period                     2,343           2,575           3,312           2,622          1,819

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(118)

  Accumulation unit value:
    Beginning of period                    $11.31
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                       74

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                    $16.30          $13.59          $12.54         $11.01          $7.84
    End of period                          $17.51          $16.30          $13.59         $12.54          $11.01
  Accumulation units outstanding
  at the end of period                     5,004           5,912           4,688           5,009          10,322

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.26           N/A
    End of period                          $13.71          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                      794             741              -              21             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.41           N/A
    End of period                           N/A             N/A             N/A            $9.06           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(532)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.13           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      351             910             598             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.14          $7.59
    End of period                          $15.10          $13.85          $12.36         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                     3,403           7,746           6,539           6,914          5,579

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.90          $16.29         $15.84          $15.36
    End of period                          $19.93          $18.39          $17.90         $16.29          $15.84
  Accumulation units outstanding
  at the end of period                       -              234              -              34            1,692

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.42           N/A
    End of period                           N/A             N/A            $8.56           $9.43           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.61          $9.84           $9.19          $8.76
    End of period                          $12.15          $11.50          $10.61          $9.84          $9.19
  Accumulation units outstanding
  at the end of period                     5,528           4,554           4,736           4,858          2,918

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.54          $21.59         $19.45           N/A
    End of period                          $28.20          $23.88          $21.54         $21.59           N/A
  Accumulation units outstanding
  at the end of period                      272              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.89          $24.29         $22.23          $20.96
    End of period                          $27.36          $25.48          $24.89         $24.29          $22.23
  Accumulation units outstanding
  at the end of period                       -               -               58             53              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,457            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.34          $16.15         $15.52          $12.04
    End of period                          $17.69          $17.97          $16.34         $16.15          $15.52
  Accumulation units outstanding
  at the end of period                     3,389           6,203           5,473           5,561          4,622

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                    $21.69          $18.46          $18.39         $15.82          $15.26
    End of period                          $23.80          $21.69          $18.46         $18.39          $15.82
  Accumulation units outstanding
  at the end of period                     1,437           2,032           1,969           2,021          1,887

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,993           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.92            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,464           1,464            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.52           N/A            N/A
    End of period                          $11.51          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,938            527              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $17.33         $16.56          $16.14
    End of period                          $18.68          $17.84          $17.41         $17.33          $16.56
  Accumulation units outstanding
  at the end of period                     8,688           9,592           1,390            949            849

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.32           N/A            N/A
    End of period                          $12.80          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      518             518            1,617            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,432           1,550            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.94           $8.54           N/A
    End of period                          $16.33          $14.91          $11.54          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -             8,468           8,785           9,696           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.31          $19.54         $16.92          $14.97
    End of period                          $23.53          $22.27          $20.31         $19.54          $16.92
  Accumulation units outstanding
  at the end of period                      677             730             419             436           1,453

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.52          $14.50         $14.26          $14.62
    End of period                          $15.28          $14.68          $14.52         $14.50          $14.26
  Accumulation units outstanding
  at the end of period                     7,819           14,856          11,239         10,848          6,649

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.98            N/A             N/A            N/A
    End of period                          $13.98          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      556              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                    $19.56          $17.45          $16.38         $13.42          $10.64
    End of period                          $18.64          $19.56          $17.45         $16.38          $13.42
  Accumulation units outstanding
  at the end of period                     3,685           6,806           6,074           6,242          5,910

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                    $16.28          $14.24          $13.90         $12.31          $9.06
    End of period                          $14.85          $16.28          $14.24         $13.90          $12.31
  Accumulation units outstanding
  at the end of period                     4,557           7,956           7,355           7,805          6,535

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(49)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.95          $11.53          $9.66          $7.70
    End of period                          $11.44          $12.03          $10.95         $11.53          $9.66
  Accumulation units outstanding
  at the end of period                     9,611           14,983          17,269         14,585          17,301

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.87         $10.72          $10.86
    End of period                          $11.45          $10.99          $10.84         $10.87          $10.72
  Accumulation units outstanding
  at the end of period                     6,325           11,004          31,560         30,209          13,005

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.77           $4.33           $4.38           $3.90           N/A
    End of period                          $5.89           $5.77           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                     1,288           1,067            292             292            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.48          $9.72           N/A
    End of period                          $10.02          $11.11          $10.01         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.53           $9.24           $9.18          $7.90
    End of period                          $10.70          $10.82          $8.53           $9.24          $9.18
  Accumulation units outstanding
  at the end of period                     15,739          26,927          41,712         37,404          40,542

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,245           11,731           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.38           N/A
    End of period                          $9.45           $9.31           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                     2,660           16,403          1,619             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.67         $10.59           N/A
    End of period                          $11.38          $14.08          $12.12         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     3,386           2,807             10              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                    $16.77          $12.23          $11.34          $9.04          $7.57
    End of period                          $18.24          $16.77          $12.23         $11.34          $9.04
  Accumulation units outstanding
  at the end of period                     11,833          19,614          15,683         13,386          11,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.92          $10.37         $10.53           N/A
    End of period                          $11.96          $11.36          $10.92         $10.37           N/A
  Accumulation units outstanding
  at the end of period                      938             653            1,501           1,270           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                    $18.13          $14.75          $13.30         $11.37          $8.06
    End of period                          $19.59          $18.13          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                     5,903           8,931           8,118           7,416          5,682

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.79          $10.89          $9.62           N/A
    End of period                          $13.62          $13.72          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     8,189           8,352           2,615             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.75            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.94           N/A
    End of period                          $12.52          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      237            5,418             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $26.50          $22.42          $16.74         $14.08           N/A
    End of period                          $35.09          $26.50          $22.42         $16.74           N/A
  Accumulation units outstanding
  at the end of period                      236            1,218            959             959            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.88          $9.59           $8.33          $7.62
    End of period                          $13.56          $13.20          $12.88          $9.59          $8.33
  Accumulation units outstanding
  at the end of period                     14,547          24,601          21,983         20,219          19,144

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.45            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.58         $11.10          $9.35
    End of period                          $15.57          $14.80          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                     6,009           6,582           12,878         12,189          12,053

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.54          $7.65
    End of period                          $12.15          $11.83          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                     24,995          37,167          23,893         24,891          26,124

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.90          $17.73         $16.09          $12.84
    End of period                          $17.75          $20.25          $18.90         $17.73          $16.09
  Accumulation units outstanding
  at the end of period                     5,317           8,619           9,218           8,466          7,122

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.15          $12.89         $11.22          $9.12
    End of period                          $14.49          $15.13          $13.15         $12.89          $11.22
  Accumulation units outstanding
  at the end of period                     5,187           7,696           10,670          9,459          11,348

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $5.11           N/A
    End of period                          $6.63           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                      648            9,681             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.56           N/A
    End of period                          $17.50          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,738           2,340             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.06         $10.10           N/A
    End of period                          $14.14          $13.05          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      792            1,122            912              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.56          $8.58
    End of period                          $14.63          $14.06          $12.28         $11.03          $9.56
  Accumulation units outstanding
  at the end of period                     14,570          14,139          1,504           1,160          1,170

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $8.03           N/A
    End of period                          $9.44           $8.76           $8.53           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -             1,827             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $12.91
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     28,294          37,120          21,988         20,691          15,988

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(283)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                    $22.26          $20.00          $18.79         $16.98          $13.64
    End of period                          $20.21          $22.26          $20.00         $18.79          $16.98
  Accumulation units outstanding
  at the end of period                       -               -             1,050             -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.53          $13.19
    End of period                           N/A             N/A             N/A           $14.94          $14.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,354

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.37          $12.43         $12.10           N/A
    End of period                          $12.95          $13.38          $12.37         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     13,465          16,658          4,455           5,314           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.94          $18.44         $17.17          $14.08
    End of period                          $19.35          $20.95          $18.94         $18.44          $17.17
  Accumulation units outstanding
  at the end of period                      769            1,325            417             434            452

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.30          $4.82
    End of period                          $8.07           $8.31           $8.03           $7.32          $6.30
  Accumulation units outstanding
  at the end of period                       -             1,779           4,962           5,223          4,642

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $8.42
    End of period                           N/A             N/A             N/A           $10.27          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,674

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.84          $8.70
    End of period                           N/A             N/A             N/A            $9.98          $9.84
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,330

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13           N/A
    End of period                           N/A             N/A             N/A           $10.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.16
    End of period                           N/A             N/A             N/A           $10.24          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,345

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $8.01
    End of period                           N/A             N/A             N/A            $9.99          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,782

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(314)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.05         $10.94          $8.77
    End of period                          $15.47          $14.48          $12.80         $12.05          $10.94
  Accumulation units outstanding
  at the end of period                     4,079           6,299           11,148          9,573          1,710

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.30         $10.04           N/A
    End of period                          $11.48          $11.04          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -             4,017             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.91          $12.28         $11.26          $9.64
    End of period                          $15.34          $14.42          $12.91         $12.28          $11.26
  Accumulation units outstanding
  at the end of period                     32,393          52,937          60,352         56,425          51,716

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.78          $10.49          $9.87           N/A
    End of period                          $12.27          $11.64          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.48          $11.99         $11.18          $9.70
    End of period                          $14.57          $13.71          $12.48         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                     6,417           6,477           5,208           5,208          5,820

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(71)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.88            N/A             N/A            N/A
    End of period                          $11.52          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.05           N/A             N/A            N/A
    End of period                          $11.68          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.52          $10.48           N/A             N/A            N/A
    End of period                          $11.01          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.55          $8.10
    End of period                           N/A             N/A             N/A           $10.74          $10.55
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             922

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.08          $21.42         $19.74          $16.59
    End of period                          $25.84          $24.56          $22.08         $21.42          $19.74
  Accumulation units outstanding
  at the end of period                     3,339           2,093            748             201            297

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.38         $11.54          $11.64
    End of period                          $12.00          $11.71          $11.44         $11.38          $11.54
  Accumulation units outstanding
  at the end of period                     20,704          3,908           2,202            390           1,714

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.63           N/A
    End of period                          $21.38          $20.26          $17.12         $16.17           N/A
  Accumulation units outstanding
  at the end of period                     2,683           5,582            251             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $27.72          $24.91          $23.99         $22.31          $17.46
    End of period                          $29.87          $27.72          $24.91         $23.99          $22.31
  Accumulation units outstanding
  at the end of period                     2,150           2,801           2,824           2,841          2,181

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                    $36.35          $34.78          $31.14         $26.96          $19.87
    End of period                          $41.70          $36.35          $34.78         $31.14          $26.96
  Accumulation units outstanding
  at the end of period                     1,318           2,941           1,687           1,811          1,601

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(64)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.76         $11.32          $8.91
    End of period                          $15.38          $15.58          $13.26         $12.76          $11.32
  Accumulation units outstanding
  at the end of period                     6,323           8,237           8,302           6,768          5,619

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(84)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.52          $12.48         $11.03           N/A
    End of period                          $17.40          $16.21          $13.52         $12.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.44          $10.90         $10.13          $9.20
    End of period                          $13.67          $12.07          $11.44         $10.90          $10.13
  Accumulation units outstanding
  at the end of period                      376             377             179             180            181

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.63           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,885             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.33          $11.63         $11.13          $9.47
    End of period                          $15.05          $13.82          $12.33         $11.63          $11.13
  Accumulation units outstanding
  at the end of period                       -               -              173             173            174

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.29          $17.81          $16.21         $15.51           N/A
    End of period                          $19.82          $18.29          $17.81         $16.21           N/A
  Accumulation units outstanding
  at the end of period                       -               62              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $9.19           N/A
    End of period                           N/A             N/A            $8.53           $9.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.58          $9.82           $9.14           N/A
    End of period                          $12.11          $11.46          $10.58          $9.82           N/A
  Accumulation units outstanding
  at the end of period                       -               98              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.42          $21.49         $21.02           N/A
    End of period                          $28.02          $23.75          $21.42         $21.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.58          $18.37          $18.32         $16.41           N/A
    End of period                          $23.66          $21.58          $18.37         $18.32           N/A
  Accumulation units outstanding
  at the end of period                      316             316              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      176              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.28           N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      590             590              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.31          $17.25         $16.49          $16.19
    End of period                          $18.56          $17.73          $17.31         $17.25          $16.49
  Accumulation units outstanding
  at the end of period                      296             296              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.23          $10.34           N/A            N/A
    End of period                          $12.78          $12.71          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.49          $9.91           $8.72           N/A
    End of period                          $16.25          $14.84          $11.49          $9.91           N/A
  Accumulation units outstanding
  at the end of period                      716             716              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.09           N/A             N/A             N/A            N/A
    End of period                          $23.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       98             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                    $14.59          $14.45          $14.43         $14.20          $14.21
    End of period                          $15.18          $14.59          $14.45         $14.43          $14.20
  Accumulation units outstanding
  at the end of period                      997             997              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.20            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      843             181             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $13.38          $12.55
    End of period                          $18.55          $19.48          $17.38         $16.33          $13.38
  Accumulation units outstanding
  at the end of period                      399             401              2              306             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.19          $13.86         $12.28          $11.28
    End of period                          $14.77          $16.21          $14.19         $13.86          $12.28
  Accumulation units outstanding
  at the end of period                       -               20              -              352             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.92          $11.49          $9.64          $7.42
    End of period                          $11.39          $11.98          $10.92         $11.49          $9.64
  Accumulation units outstanding
  at the end of period                     3,569           4,957           12,896          8,027          5,574

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.96
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                     1,355

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.81          $10.85         $10.71          $10.63
    End of period                          $11.41          $10.97          $10.81         $10.85          $10.71
  Accumulation units outstanding
  at the end of period                       37             170            1,410           1,347          1,116

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(201)

  Accumulation unit value:
    Beginning of period                    $10.52
    End of period                          $10.63
  Accumulation units outstanding
  at the end of period                     1,042


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $4.26           N/A
    End of period                          $5.85           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                     1,581             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $11.07          $9.97           $10.01           N/A            N/A
    End of period                          $9.97           $11.07          $9.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $10.78          $8.51           $9.22           $9.16          $7.45
    End of period                          $10.65          $10.78          $8.51           $9.22          $9.16
  Accumulation units outstanding
  at the end of period                     4,609           6,070           7,037           7,216          5,630

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.33
    End of period                          $7.45
  Accumulation units outstanding
  at the end of period                     1,490

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,376           3,711            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.31          $6.55
    End of period                          $9.41           $9.28           $8.12           $7.96          $7.31
  Accumulation units outstanding
  at the end of period                       -               8               8               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.08          $11.64         $10.50           N/A
    End of period                          $11.34          $14.02          $12.08         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $16.71          $12.19          $11.31          $9.02          $6.93
    End of period                          $18.16          $16.71          $12.19         $11.31          $9.02
  Accumulation units outstanding
  at the end of period                     5,532           5,093           5,989           8,512          4,673

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(201)

  Accumulation unit value:
    Beginning of period                    $6.70
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                     1,408

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.34         $10.39           N/A
    End of period                          $11.91          $11.32          $10.89         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -              969             973              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.72          $13.28         $11.36          $8.46
    End of period                          $19.53          $18.09          $14.72         $13.28          $11.36
  Accumulation units outstanding
  at the end of period                       48             155            1,211           1,307          1,387

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $8.46
  Accumulation units outstanding
  at the end of period                     1,377


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.70           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     4,151           8,061           1,375             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,375           4,022            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.40           N/A
    End of period                          $12.50          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      581              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                    $26.40          $22.34          $16.70         $12.83           N/A
    End of period                          $34.94          $26.40          $22.34         $16.70           N/A
  Accumulation units outstanding
  at the end of period                      491             653             655             581            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.84          $9.56           $8.31          $7.14
    End of period                          $13.51          $13.15          $12.84          $9.56          $8.31
  Accumulation units outstanding
  at the end of period                     3,228           5,464           7,111           8,147          5,640

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(201)

  Accumulation unit value:
    Beginning of period                    $7.51
    End of period                          $7.14
  Accumulation units outstanding
  at the end of period                     1,256


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.66            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.09          $8.43
    End of period                          $15.52          $14.77          $13.76         $12.56          $11.09
  Accumulation units outstanding
  at the end of period                       49             169            1,288           1,347          1,376

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(201)

  Accumulation unit value:
    Beginning of period                    $7.67
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                     1,423


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.27          $9.54          $7.63
    End of period                          $12.11          $11.80          $10.48         $10.27          $9.54
  Accumulation units outstanding
  at the end of period                      625             769            2,115           2,131          2,084

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(186)

  Accumulation unit value:
    Beginning of period                    $7.75
    End of period                          $7.63
  Accumulation units outstanding
  at the end of period                     2,140

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.84          $17.68         $16.05          $11.09
    End of period                          $17.67          $20.18          $18.84         $17.68          $16.05
  Accumulation units outstanding
  at the end of period                     2,229           2,815           3,671           4,365          3,623

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(201)

  Accumulation unit value:
    Beginning of period                    $10.08
    End of period                          $11.09
  Accumulation units outstanding
  at the end of period                      936

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.87         $11.21          $7.85
    End of period                          $14.45          $15.09          $13.13         $12.87          $11.21
  Accumulation units outstanding
  at the end of period                       54             181            1,277           1,348          1,485

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.20
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     1,525


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.49           $5.91           N/A
    End of period                          $6.60           $5.89           $5.51           $5.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(501)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.49          $11.41          $9.51           N/A
    End of period                          $17.47          $14.95          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,640           4,516           1,290             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.06         $10.76           N/A
    End of period                          $14.12          $13.03          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.54          $9.10
    End of period                          $14.58          $14.02          $12.25         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                      607             695              6               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.22         $12.94          $12.63
    End of period                          $14.19          $13.40          $13.24         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     1,462           1,563            873             486            487

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(186)

  Accumulation unit value:
    Beginning of period                    $12.40
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                      360

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $22.13          $19.89          $18.56           N/A            N/A
    End of period                          $20.08          $22.13          $19.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.32          $12.39         $12.06           N/A
    End of period                          $12.89          $13.32          $12.32         $12.39           N/A
  Accumulation units outstanding
  at the end of period                       -               94              9               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.83          $18.84          $18.36         $17.22           N/A
    End of period                          $19.23          $20.83          $18.84         $18.36           N/A
  Accumulation units outstanding
  at the end of period                      307             307              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.01           $7.30           $6.30          $5.66
    End of period                          $8.04           $8.28           $8.01           $7.30          $6.30
  Accumulation units outstanding
  at the end of period                       -              289             290             292            293

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $8.48
    End of period                           N/A             N/A             N/A           $10.26          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             523

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(186)

  Accumulation unit value:
    Beginning of period                    $8.53
    End of period                          $8.48
  Accumulation units outstanding
  at the end of period                      524

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,990            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $7.75
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,468

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(157)

  Accumulation unit value:
    Beginning of period                    $7.49
    End of period                          $7.75
  Accumulation units outstanding
  at the end of period                     4,721

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(489)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.75          $12.01         $10.91          $10.75
    End of period                          $15.39          $14.41          $12.75         $12.01          $10.91
  Accumulation units outstanding
  at the end of period                     21,393          30,938          39,792          8,519            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(489)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30          $9.98           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.86          $12.23         $11.23          $9.43
    End of period                          $15.27          $14.36          $12.86         $12.23          $11.23
  Accumulation units outstanding
  at the end of period                     2,241           9,605           9,638          12,412          11,984

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(212)

  Accumulation unit value:
    Beginning of period                    $9.33
    End of period                          $9.43
  Accumulation units outstanding
  at the end of period                     7,076

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.48         $10.03           N/A
    End of period                          $12.25          $11.63          $10.77         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.44          $11.94         $11.14          $9.67
    End of period                          $14.50          $13.65          $12.44         $11.94          $11.14
  Accumulation units outstanding
  at the end of period                     16,694          14,141          14,230          8,829          8,857

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.66
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                     7,388

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.52          $9.93            N/A             N/A            N/A
    End of period                          $11.00          $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.69           N/A
    End of period                           N/A             N/A             N/A           $10.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.96          $21.32         $19.87           N/A
    End of period                          $25.67          $24.42          $21.96         $21.32           N/A
  Accumulation units outstanding
  at the end of period                       -               46              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.39          $13.06
    End of period                          $21.33          $20.22          $17.09         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                     4,591           1,151             -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.56          $24.78          $23.87         $22.29           N/A
    End of period                          $29.69          $27.56          $24.78         $23.87           N/A
  Accumulation units outstanding
  at the end of period                     1,738            504              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.14          $34.59          $30.99         $27.77           N/A
    End of period                          $41.44          $36.14          $34.59         $30.99           N/A
  Accumulation units outstanding
  at the end of period                      652             434              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.22          $12.73         $11.30          $10.00
    End of period                          $15.32          $15.53          $13.22         $12.73          $11.30
  Accumulation units outstanding
  at the end of period                       -               79              5               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(420)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.44          $12.42         $10.92          $9.24
    End of period                          $17.29          $16.11          $13.44         $12.42          $10.92
  Accumulation units outstanding
  at the end of period                     1,279           3,262           19,437         19,437          16,839

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $8.39
    End of period                          $13.62          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                      337             362             371             386            365

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      242             449              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.30          $11.60         $11.10          $8.22
    End of period                          $14.99          $13.77          $12.30         $11.60          $11.10
  Accumulation units outstanding
  at the end of period                       93             590            4,724            609            553

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.72          $16.14         $15.71          $13.38
    End of period                          $19.70          $18.19          $17.72         $16.14          $15.71
  Accumulation units outstanding
  at the end of period                       -              730             729             750            753

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.37           $9.01           N/A
    End of period                           N/A             N/A            $8.50           $9.37           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.54          $9.79           $9.15          $8.41
    End of period                          $12.05          $11.42          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                     2,480           2,493           1,169           1,170          1,148

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.31          $20.91           N/A            N/A
    End of period                          $27.85          $23.61          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.63          $24.06         $22.61           N/A
    End of period                          $27.02          $25.19          $24.63         $24.06           N/A
  Accumulation units outstanding
  at the end of period                       -              452            4,238            504            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.79          $16.19          $16.02         $15.41          $11.88
    End of period                          $17.49          $17.79          $16.19         $16.02          $15.41
  Accumulation units outstanding
  at the end of period                      617            1,218           1,210           1,184          1,097

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $21.46          $18.27          $18.23         $15.69          $10.13
    End of period                          $23.51          $21.46          $18.27         $18.23          $15.69
  Accumulation units outstanding
  at the end of period                       68             127             324             326           9,492

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.80           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.22          $17.16         $16.42          $15.98
    End of period                          $18.44          $17.63          $17.22         $17.16          $16.42
  Accumulation units outstanding
  at the end of period                     2,199           3,726           1,558           6,295          6,311

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $11.12           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                    $14.77          $11.45          $9.87           $8.24          $5.53
    End of period                          $16.17          $14.77          $11.45          $9.87          $8.24
  Accumulation units outstanding
  at the end of period                      478            6,485           17,122         24,436          20,651

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(281)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $22.02          $20.09          $19.36         $16.78          $15.00
    End of period                          $23.24          $22.02          $20.09         $19.36          $16.78
  Accumulation units outstanding
  at the end of period                       -               -              204             170           1,428

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.44          $14.42         $14.21          $14.49
    End of period                          $15.16          $14.57          $14.44         $14.42          $14.21
  Accumulation units outstanding
  at the end of period                      213             945             795             833             18

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.18            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.31          $16.27         $13.34          $10.63
    End of period                          $18.46          $19.39          $17.31         $16.27          $13.34
  Accumulation units outstanding
  at the end of period                      821            3,502           6,665           6,293          5,513

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                    $16.15          $14.14          $13.82         $12.25          $9.10
    End of period                          $14.72          $16.15          $14.14         $13.82          $12.25
  Accumulation units outstanding
  at the end of period                     1,596           6,050           7,718           7,767          7,305

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.88          $11.46          $9.62          $7.38
    End of period                          $11.34          $11.94          $10.88         $11.46          $9.62
  Accumulation units outstanding
  at the end of period                     11,862          19,761          22,099         23,922          17,889

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.79          $10.84         $10.70          $10.64
    End of period                          $11.38          $10.94          $10.79         $10.84          $10.70
  Accumulation units outstanding
  at the end of period                     3,282           14,131          26,012         24,361          14,392

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.06            N/A            N/A
    End of period                          $5.84           $5.72           $4.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.94           $10.00           N/A            N/A
    End of period                          $9.94           $11.03          $9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                    $10.74          $8.48           $9.19           $9.14          $7.32
    End of period                          $10.61          $10.74          $8.48           $9.19          $9.14
  Accumulation units outstanding
  at the end of period                     22,530          33,704          37,222         38,313          34,218

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.74          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.29          $6.22
    End of period                          $9.37           $9.24           $8.09           $7.94          $7.29
  Accumulation units outstanding
  at the end of period                       -             1,120           20,290          1,120          1,120

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $10.92           N/A            N/A
    End of period                          $11.28          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                    $16.65          $12.15          $11.28          $9.00          $7.68
    End of period                          $18.08          $16.65          $12.15         $11.28          $9.00
  Accumulation units outstanding
  at the end of period                     8,755           18,457          22,478         24,599          20,957

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.85          $10.31          $9.99           N/A
    End of period                          $11.86          $11.28          $10.85         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,942             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $18.04          $14.69          $13.26         $11.35          $7.98
    End of period                          $19.47          $18.04          $14.69         $13.26          $11.35
  Accumulation units outstanding
  at the end of period                     3,782           7,204           8,783          29,517          20,546

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.22           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     13,255          14,890            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.63            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.46          $10.81         $10.59           N/A
    End of period                          $12.48          $10.72          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -              277             282              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                    $26.30          $22.26          $16.65         $16.70           N/A
    End of period                          $34.78          $26.30          $22.26         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       50              51            14,089            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.81          $9.54           $8.30          $7.17
    End of period                          $13.46          $13.11          $12.81          $9.54          $8.30
  Accumulation units outstanding
  at the end of period                     10,458          17,261          18,125         21,576          13,824

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.20           N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.54         $11.08          $7.89
    End of period                          $15.48          $14.73          $13.74         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                     3,210           14,173          24,140         24,159          16,923

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.53          $7.19
    End of period                          $12.07          $11.77          $10.46         $10.25          $9.53
  Accumulation units outstanding
  at the end of period                     10,069          23,364          36,173         62,413          41,241

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                    $20.10          $18.78          $17.63         $16.02          $13.06
    End of period                          $17.60          $20.10          $18.78         $17.63          $16.02
  Accumulation units outstanding
  at the end of period                     7,935           12,186          18,062         15,797          11,278

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.20          $7.34
    End of period                          $14.40          $15.05          $13.10         $12.86          $11.20
  Accumulation units outstanding
  at the end of period                     3,932           23,530          43,217         28,540          19,875

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(266)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $4.71            N/A            N/A
    End of period                          $6.57           $5.87           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,773            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $11.41         $11.45           N/A
    End of period                          $17.44          $14.93          $15.48         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,287           3,341            780              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $11.06         $10.77           N/A
    End of period                          $14.09          $13.02          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.26          $11.02          $9.56          $6.30
    End of period                          $14.57          $14.02          $12.26         $11.02          $9.56
  Accumulation units outstanding
  at the end of period                      486            1,598           1,691           1,786           223

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.49           $8.18            N/A            N/A
    End of period                          $9.38           $8.71           $8.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.22          $13.22         $12.94          $12.83
    End of period                          $14.16          $13.38          $13.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                     8,912           13,837          17,857         18,945          14,003

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $22.00          $19.78          $18.39           N/A            N/A
    End of period                          $19.95          $22.00          $19.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.40          $13.20
    End of period                           N/A             N/A             N/A           $14.80          $14.40
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,531

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.26          $12.27          $12.34         $12.02           N/A
    End of period                          $12.82          $13.26          $12.27         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     3,662           5,485           4,702          17,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $20.74          $18.77          $18.30         $17.05          $12.90
    End of period                          $19.14          $20.74          $18.77         $18.30          $17.05
  Accumulation units outstanding
  at the end of period                      229             262             268             273            260

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.28           $6.63           N/A
    End of period                          $8.01           $8.25           $7.98           $7.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -             19,173            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.93           N/A
    End of period                           N/A             N/A             N/A           $10.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.70          $11.97         $10.87          $10.75
    End of period                          $15.32          $14.35          $12.70         $11.97          $10.87
  Accumulation units outstanding
  at the end of period                      317             295              -            95,786          23,247

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.29         $10.18           N/A
    End of period                          $11.44          $11.01          $10.44         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.19         $11.19          $10.15
    End of period                          $15.19          $14.30          $12.81         $12.19          $11.19
  Accumulation units outstanding
  at the end of period                     10,692          12,350          26,257         26,906          27,603

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.48          $9.87           N/A
    End of period                          $12.24          $11.62          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.90         $11.11          $9.65
    End of period                          $14.43          $13.59          $12.39         $11.90          $11.11
  Accumulation units outstanding
  at the end of period                     14,234          24,604          24,804         25,737          26,703

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $10.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      740             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $24.28          $21.84          $21.22         $19.57          $16.69
    End of period                          $25.51          $24.28          $21.84         $21.22          $19.57
  Accumulation units outstanding
  at the end of period                     1,566           1,818           2,270           2,398          2,051

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.26           N/A            N/A
    End of period                          $11.85          $11.57          $11.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,533           60,634            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $20.17          $17.06          $16.13         $14.38          $13.01
    End of period                          $21.27          $20.17          $17.06         $16.13          $14.38
  Accumulation units outstanding
  at the end of period                     1,580           1,264           1,148           1,224           407

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $27.41          $24.65          $23.76         $22.12          $18.21
    End of period                          $29.50          $27.41          $24.65         $23.76          $22.12
  Accumulation units outstanding
  at the end of period                     1,200           1,214           1,132           7,728          7,022

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $35.96          $34.43          $30.87         $26.74          $18.45
    End of period                          $41.21          $35.96          $34.43         $30.87          $26.74
  Accumulation units outstanding
  at the end of period                      586            1,046            941            6,440          6,240

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.18          $12.70         $11.27          $8.02
    End of period                          $15.25          $15.47          $13.18         $12.70          $11.27
  Accumulation units outstanding
  at the end of period                     1,410           2,104           1,581           1,571           866

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $10.87          $8.66
    End of period                          $17.19          $16.02          $13.37         $12.36          $10.87
  Accumulation units outstanding
  at the end of period                      291             296            2,961          11,203          11,473

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(109)

  Accumulation unit value:
    Beginning of period                    $11.07
    End of period                          $8.66
  Accumulation units outstanding
  at the end of period                     3,880

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.11          $7.96
    End of period                          $13.58          $12.01          $11.39         $10.87          $10.11
  Accumulation units outstanding
  at the end of period                      595            1,645           5,661          24,303          9,807

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $9.07
    End of period                          $7.96
  Accumulation units outstanding
  at the end of period                     3,552


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25          $7.72
    End of period                           N/A             N/A             N/A            $9.03          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,288

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(102)

  Accumulation unit value:
    Beginning of period                    $10.25
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     2,816

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.06           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                      609             846              96             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.28          $11.59         $11.10          $8.21
    End of period                          $14.96          $13.75          $12.28         $11.59          $11.10
  Accumulation units outstanding
  at the end of period                      332            1,323           2,926          18,273          26,151

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(104)

  Accumulation unit value:
    Beginning of period                    $10.73
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                     5,720

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.63          $16.06         $15.65          $11.84
    End of period                          $19.59          $18.09          $17.63         $16.06          $15.65
  Accumulation units outstanding
  at the end of period                       -              249             471            2,761          3,297

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $14.64
    End of period                          $11.84
  Accumulation units outstanding
  at the end of period                     3,693


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.99          $7.40
    End of period                           N/A             N/A            $8.47           $9.34          $8.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             7,633          23,654

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(162)

  Accumulation unit value:
    Beginning of period                    $7.68
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                      316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.77           $9.14          $8.22
    End of period                          $12.01          $11.39          $10.52          $9.77          $9.14
  Accumulation units outstanding
  at the end of period                       -               -             8,368          26,624          24,833

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                     10,789


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.20          $21.28         $19.36           N/A
    End of period                          $27.67          $23.47          $21.20         $21.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               74              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $25.04          $24.49          $23.94         $21.94          $16.57
    End of period                          $26.85          $25.04          $24.49         $23.94          $21.94
  Accumulation units outstanding
  at the end of period                       -              169             720            5,077          4,118

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.83
    End of period                          $16.57
  Accumulation units outstanding
  at the end of period                      377

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(97)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.95         $15.35          $12.61
    End of period                          $17.39          $17.70          $16.12         $15.95          $15.35
  Accumulation units outstanding
  at the end of period                       -             1,195           1,771          11,445          5,343

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(97)

  Accumulation unit value:
    Beginning of period                    $16.25
    End of period                          $12.61
  Accumulation units outstanding
  at the end of period                     2,161


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $21.36          $18.20          $18.16         $15.65          $11.44
    End of period                          $23.40          $21.36          $18.20         $18.16          $15.65
  Accumulation units outstanding
  at the end of period                       -               -              209           18,301          11,873

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(102)

  Accumulation unit value:
    Beginning of period                    $15.96
    End of period                          $11.44
  Accumulation units outstanding
  at the end of period                     2,554

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.02           N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.38           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.13          $17.08         $16.35          $14.74
    End of period                          $18.33          $17.53          $17.13         $17.08          $16.35
  Accumulation units outstanding
  at the end of period                       -              235            3,684          17,083          14,859

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.28
    End of period                          $14.74
  Accumulation units outstanding
  at the end of period                     2,864

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.48           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                    $14.71          $11.40          $9.84           $8.22          $5.79
    End of period                          $16.09          $14.71          $11.40          $9.84          $8.22
  Accumulation units outstanding
  at the end of period                       -             1,066           5,554          77,330          17,614

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.99          $19.26         $16.71          $12.60
    End of period                          $23.09          $21.89          $19.99         $19.26          $16.71
  Accumulation units outstanding
  at the end of period                      206             212             827            1,945          2,787

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(180)

  Accumulation unit value:
    Beginning of period                    $12.75
    End of period                          $12.60
  Accumulation units outstanding
  at the end of period                     1,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $14.42          $14.29          $14.29         $14.08          $14.24
    End of period                          $14.99          $14.42          $14.29         $14.29          $14.08
  Accumulation units outstanding
  at the end of period                       -             1,254           11,351         34,701          42,073

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                     44,944


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.67            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.24          $16.21         $13.30          $10.56
    End of period                          $18.37          $19.31          $17.24         $16.21          $13.30
  Accumulation units outstanding
  at the end of period                      245            1,015           6,207          29,822          21,352

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(129)

  Accumulation unit value:
    Beginning of period                    $12.47
    End of period                          $10.56
  Accumulation units outstanding
  at the end of period                     8,407


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.07          $13.76         $12.20          $9.00
    End of period                          $14.63          $16.07          $14.07         $13.76          $12.20
  Accumulation units outstanding
  at the end of period                      316            2,394           7,867          39,666          42,616

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(129)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                     12,440

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.84          $11.43          $9.60          $7.39
    End of period                          $11.29          $11.90          $10.84         $11.43          $9.60
  Accumulation units outstanding
  at the end of period                       -             24,161          55,561         154,030        126,029

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.04
    End of period                          $7.39
  Accumulation units outstanding
  at the end of period                     49,907

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.68          $10.62
    End of period                          $11.35          $10.91          $10.77         $10.82          $10.68
  Accumulation units outstanding
  at the end of period                       -             1,681           34,230         61,232          43,245

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.05
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                     12,211


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $4.16           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,302           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                    $10.97          $9.91           $10.39          $9.97           N/A
    End of period                          $9.88           $10.97          $9.91          $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -              222             382            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $9.12          $7.42
    End of period                          $10.56          $10.70          $8.45           $9.17          $9.12
  Accumulation units outstanding
  at the end of period                     4,291           32,425          74,399         161,236        133,795

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(109)

  Accumulation unit value:
    Beginning of period                    $8.79
    End of period                          $7.42
  Accumulation units outstanding
  at the end of period                     52,769

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.98            N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,005          8,814            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.28          $5.77
    End of period                          $9.33           $9.21           $8.06           $7.91          $7.28
  Accumulation units outstanding
  at the end of period                       -               -             6,199          37,828          41,882

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(135)

  Accumulation unit value:
    Beginning of period                    $7.00
    End of period                          $5.77
  Accumulation units outstanding
  at the end of period                     14,060

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.00          $11.57         $10.37           N/A
    End of period                          $11.24          $13.92          $12.00         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -              188              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.11          $11.25          $8.98          $6.90
    End of period                          $18.01          $16.58          $12.11         $11.25          $8.98
  Accumulation units outstanding
  at the end of period                     4,234           27,904          61,523         157,148        113,570

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(131)

  Accumulation unit value:
    Beginning of period                    $8.41
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                     40,824

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.29         $10.49           N/A
    End of period                          $11.81          $11.23          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              193            2,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.66          $13.24         $11.34          $8.45
    End of period                          $19.41          $18.00          $14.66         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                       -             1,634           8,139          37,319          19,170

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     8,639


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     9,119           16,317          16,051          3,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.19            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,200          5,542            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.73           N/A            N/A
    End of period                          $12.46          $10.71          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,282            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $13.08           N/A
    End of period                          $34.64          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,177           7,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.76          $9.51           $8.27          $7.12
    End of period                          $13.39          $13.05          $12.76          $9.51          $8.27
  Accumulation units outstanding
  at the end of period                     4,585           32,370          73,964         167,694        128,270

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(131)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.12
  Accumulation units outstanding
  at the end of period                     37,336


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.07          $8.42
    End of period                          $15.43          $14.70          $13.71         $12.53          $11.07
  Accumulation units outstanding
  at the end of period                       -               -             5,917          58,301          33,886

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(132)

  Accumulation unit value:
    Beginning of period                    $10.09
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                     11,352


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(132)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.24          $9.52          $7.62
    End of period                          $12.04          $11.74          $10.44         $10.24          $9.52
  Accumulation units outstanding
  at the end of period                       -              162            30,744         244,077        206,962

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(132)

  Accumulation unit value:
    Beginning of period                    $8.99
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                     40,389

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,229            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $20.03          $18.72          $17.58         $15.98          $11.05
    End of period                          $17.52          $20.03          $18.72         $17.58          $15.98
  Accumulation units outstanding
  at the end of period                     2,488           16,253          35,207         85,658          71,972

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(131)

  Accumulation unit value:
    Beginning of period                    $13.41
    End of period                          $11.05
  Accumulation units outstanding
  at the end of period                     26,444

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.08          $12.84         $11.19          $7.85
    End of period                          $14.36          $15.01          $13.08         $12.84          $11.19
  Accumulation units outstanding
  at the end of period                       -               -             5,839          43,258          25,638

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(132)

  Accumulation unit value:
    Beginning of period                    $9.69
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     14,689


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.47           $5.46           $5.62           N/A
    End of period                          $6.54           $5.85           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                       -              750             836            3,067           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41         $10.54           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     11,907          10,765          7,802           5,587           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.22           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -             2,310           2,247             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.52          $6.93
    End of period                          $14.48          $13.94          $12.19         $10.97          $9.52
  Accumulation units outstanding
  at the end of period                      338            2,939           8,669          20,842          42,648

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(147)

  Accumulation unit value:
    Beginning of period                    $8.18
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                     30,620


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.80          $6.77
    End of period                          $9.36           $8.68           $8.47           $7.94          $7.80
  Accumulation units outstanding
  at the end of period                       -               -             1,570           5,246          3,065

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(147)

  Accumulation unit value:
    Beginning of period                    $7.94
    End of period                          $6.77
  Accumulation units outstanding
  at the end of period                      421

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.13          $13.13         $12.87          $12.57
    End of period                          $14.05          $13.28          $13.13         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                       -             2,803           26,291         75,885          74,613

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $12.03
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                     56,930

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.68          $18.52         $16.76          $13.48
    End of period                          $19.83          $21.88          $19.68         $18.52          $16.76
  Accumulation units outstanding
  at the end of period                       -             1,002           1,152           2,085           179

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.11
    End of period                          $13.48
  Accumulation units outstanding
  at the end of period                      290


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.34          $12.37
    End of period                           N/A             N/A             N/A           $14.73          $14.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            36,842

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(97)

  Accumulation unit value:
    Beginning of period                    $12.51
    End of period                          $12.37
  Accumulation units outstanding
  at the end of period                     22,223

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.30         $11.98           N/A
    End of period                          $12.76          $13.21          $12.23         $12.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -             13,457         36,261           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.64          $18.18         $16.95          $13.92
    End of period                          $18.99          $20.59          $18.64         $18.18          $16.95
  Accumulation units outstanding
  at the end of period                      352             354            2,780           8,703          8,919

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(109)

  Accumulation unit value:
    Beginning of period                    $16.74
    End of period                          $13.92
  Accumulation units outstanding
  at the end of period                     2,755

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.27          $4.81
    End of period                          $7.98           $8.23           $7.96           $7.27          $6.27
  Accumulation units outstanding
  at the end of period                       -               -             3,134          12,695          10,061

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(109)

  Accumulation unit value:
    Beginning of period                    $6.20
    End of period                          $4.81
  Accumulation units outstanding
  at the end of period                     7,185


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.47
    End of period                           N/A             N/A             N/A           $10.23          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,728

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(174)

  Accumulation unit value:
    Beginning of period                    $8.82
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                     2,096

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81          $7.67
    End of period                           N/A             N/A             N/A            $9.94          $9.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,009

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(180)

  Accumulation unit value:
    Beginning of period                    $7.86
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                      862


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $7.79
    End of period                           N/A             N/A             N/A           $10.12          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,895

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(273)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99          $8.44
    End of period                           N/A             N/A             N/A           $10.14          $9.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,206

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77          $7.72
    End of period                           N/A             N/A             N/A            $9.89          $9.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            41,727

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(134)

  Accumulation unit value:
    Beginning of period                    $9.15
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                     21,509

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.65          $11.93         $10.84          $8.75
    End of period                          $15.24          $14.29          $12.65         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                       -             2,854           34,656         119,234         28,017

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(78)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.29          $9.94           N/A
    End of period                          $11.42          $11.00          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -              972              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(131)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.76          $12.15         $11.16          $9.38
    End of period                          $15.12          $14.23          $12.76         $12.15          $11.16
  Accumulation units outstanding
  at the end of period                       -              341           142,994         322,352        272,102

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(131)

  Accumulation unit value:
    Beginning of period                    $10.41
    End of period                          $9.38
  Accumulation units outstanding
  at the end of period                     66,597

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.48         $10.00           N/A
    End of period                          $12.22          $11.60          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              203            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.86         $11.08          $9.63
    End of period                          $14.36          $13.53          $12.34         $11.86          $11.08
  Accumulation units outstanding
  at the end of period                       -             7,188           45,676         139,920        132,112

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(121)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                     27,805

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.59           N/A             N/A            N/A
    End of period                          $11.48          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1204)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.46          $7.98
    End of period                           N/A             N/A             N/A           $10.63          $10.46
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,986

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.73          $21.12         $19.49          $16.40
    End of period                          $25.35          $24.14          $21.73         $21.12          $19.49
  Accumulation units outstanding
  at the end of period                       -              117            16,697         38,242          23,864

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(97)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $16.40
  Accumulation units outstanding
  at the end of period                     10,553


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.26          $11.22         $11.39          $11.60
    End of period                          $11.77          $11.50          $11.26         $11.22          $11.39
  Accumulation units outstanding
  at the end of period                       -               -             45,212         63,141          49,543

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(147)

  Accumulation unit value:
    Beginning of period                    $11.68
    End of period                          $11.60
  Accumulation units outstanding
  at the end of period                     59,826

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $20.13          $17.03          $16.12         $14.37          $12.09
    End of period                          $21.21          $20.13          $17.03         $16.12          $14.37
  Accumulation units outstanding
  at the end of period                       -               -             7,309          19,533          7,357

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $27.24          $24.52          $23.65         $22.02          $17.26
    End of period                          $29.31          $27.24          $24.52         $23.65          $22.02
  Accumulation units outstanding
  at the end of period                       -              457            3,816          11,850          11,211

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(97)

  Accumulation unit value:
    Beginning of period                    $22.25
    End of period                          $17.26
  Accumulation units outstanding
  at the end of period                     2,748

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $35.72          $34.23          $30.70         $26.61          $19.65
    End of period                          $40.92          $35.72          $34.23         $30.70          $26.61
  Accumulation units outstanding
  at the end of period                      124             517            5,311          21,426          18,966

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(102)

  Accumulation unit value:
    Beginning of period                    $25.19
    End of period                          $19.65
  Accumulation units outstanding
  at the end of period                     3,849


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.68         $11.26          $8.87
    End of period                          $15.20          $15.42          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                       -              335            11,260         45,532          36,040

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division(97)

  Accumulation unit value:
    Beginning of period                    $11.38
    End of period                          $8.87
  Accumulation units outstanding
  at the end of period                     8,367

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.15          $12.18         $10.72          $8.55
    End of period                          $16.85          $15.73          $13.15         $12.18          $10.72
  Accumulation units outstanding
  at the end of period                       -               -              305             679            462

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.55
  Accumulation units outstanding
  at the end of period                       43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.08          $7.94
    End of period                          $13.46          $11.92          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                       -               -             5,869          11,359          10,367

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(161)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     2,052


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.22          $7.71
    End of period                           N/A             N/A             N/A            $8.99          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(166)

  Accumulation unit value:
    Beginning of period                    $7.90
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.43           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              679             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.07          $8.19
    End of period                          $14.82          $13.64          $12.21         $11.54          $11.07
  Accumulation units outstanding
  at the end of period                      267             270            5,489           7,391          7,389

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $8.10
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                      438

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.36          $15.84         $15.46          $11.71
    End of period                          $19.25          $17.78          $17.36         $15.84          $15.46
  Accumulation units outstanding
  at the end of period                       -               -             1,551           2,389          2,382

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(161)

  Accumulation unit value:
    Beginning of period                    $12.72
    End of period                          $11.71
  Accumulation units outstanding
  at the end of period                     1,110


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.25           $8.92          $7.35
    End of period                           N/A             N/A            $8.39           $9.25          $8.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,541          2,468

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(192)

  Accumulation unit value:
    Beginning of period                    $7.38
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                       28

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.43          $9.71           $9.09          $8.19
    End of period                          $11.88          $11.27          $10.43          $9.71          $9.09
  Accumulation units outstanding
  at the end of period                      962             957            18,283         28,361          30,938

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(161)

  Accumulation unit value:
    Beginning of period                    $8.33
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                     9,076


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.86          $20.98         $20.33           N/A
    End of period                          $27.15          $23.07          $20.86         $20.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $24.61          $24.11          $23.60         $21.66          $16.39
    End of period                          $26.35          $24.61          $24.11         $23.60          $21.66
  Accumulation units outstanding
  at the end of period                       -               -              301             729            612

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $16.67
    End of period                          $16.39
  Accumulation units outstanding
  at the end of period                      129

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.90          $15.76         $15.19          $12.50
    End of period                          $17.11          $17.43          $15.90         $15.76          $15.19
  Accumulation units outstanding
  at the end of period                      415             423             396            7,836          7,426

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(134)

  Accumulation unit value:
    Beginning of period                    $14.59
    End of period                          $12.50
  Accumulation units outstanding
  at the end of period                     4,863


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $21.03          $17.95          $17.94         $15.48          $11.33
    End of period                          $23.00          $21.03          $17.95         $17.94          $15.48
  Accumulation units outstanding
  at the end of period                       -               -               -             2,695          1,977

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(127)

  Accumulation unit value:
    Beginning of period                    $14.31
    End of period                          $11.33
  Accumulation units outstanding
  at the end of period                     1,266

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.98            N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.54           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.86          $16.84         $16.14          $14.57
    End of period                          $17.98          $17.22          $16.86         $16.84          $16.14
  Accumulation units outstanding
  at the end of period                      420             401            13,342         15,070          14,016

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(161)

  Accumulation unit value:
    Beginning of period                    $13.63
    End of period                          $14.57
  Accumulation units outstanding
  at the end of period                     4,224

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,388            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.27          $9.74           $8.54           N/A
    End of period                          $15.86          $14.52          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,099           5,529           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.67          $18.99         $16.49          $12.23
    End of period                          $22.66          $21.51          $19.67         $18.99          $16.49
  Accumulation units outstanding
  at the end of period                      151              -             2,578           3,078          2,671

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(259)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.07          $14.08         $13.90          $14.08
    End of period                          $14.71          $14.17          $14.07         $14.08          $13.90
  Accumulation units outstanding
  at the end of period                      511            2,467           10,818         23,742          44,433

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.03
    End of period                          $14.08
  Accumulation units outstanding
  at the end of period                     39,183


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.74           N/A             N/A            N/A
    End of period                          $13.91          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.04          $16.05         $13.19          $10.48
    End of period                          $18.10          $19.05          $17.04         $16.05          $13.19
  Accumulation units outstanding
  at the end of period                       -               -             6,270          23,532          20,669

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(94)

  Accumulation unit value:
    Beginning of period                    $12.85
    End of period                          $10.48
  Accumulation units outstanding
  at the end of period                     6,482


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.91          $13.62         $12.10          $8.93
    End of period                          $14.42          $15.85          $13.91         $13.62          $12.10
  Accumulation units outstanding
  at the end of period                      233             235            9,142          26,496          20,707

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(127)

  Accumulation unit value:
    Beginning of period                    $10.99
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                     7,175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.74          $11.34          $9.53          $7.35
    End of period                          $11.15          $11.76          $10.74         $11.34          $9.53
  Accumulation units outstanding
  at the end of period                     3,572             -             45,749         117,467        115,106

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.44
    End of period                          $7.35
  Accumulation units outstanding
  at the end of period                     62,263

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.71          $10.77         $10.65          $10.60
    End of period                          $11.25          $10.83          $10.71         $10.77          $10.65
  Accumulation units outstanding
  at the end of period                       -               -             9,295          11,718          9,974

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(148)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $10.60
  Accumulation units outstanding
  at the end of period                     4,783


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.25           $4.31           $4.17           N/A
    End of period                          $5.74           $5.64           $4.25           $4.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -            15,627           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.07           N/A            N/A
    End of period                          $9.76           $10.86          $9.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $10.58          $8.37           $9.09           $9.06          $7.38
    End of period                          $10.43          $10.58          $8.37           $9.09          $9.06
  Accumulation units outstanding
  at the end of period                     3,747             -             58,354         153,643        140,773

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.05
    End of period                          $7.38
  Accumulation units outstanding
  at the end of period                     67,025

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.04           N/A             N/A            N/A
    End of period                          $10.29          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.23          $5.74
    End of period                          $9.21           $9.10           $7.98           $7.85          $7.23
  Accumulation units outstanding
  at the end of period                       -               -             13,121         18,243          20,822

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(139)

  Accumulation unit value:
    Beginning of period                    $6.55
    End of period                          $5.74
  Accumulation units outstanding
  at the end of period                     4,002

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.88          $11.48         $10.98           N/A
    End of period                          $11.10          $13.76          $11.88         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -              370            1,471           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $16.40          $11.99          $11.15          $8.92          $6.87
    End of period                          $17.78          $16.40          $11.99         $11.15          $8.92
  Accumulation units outstanding
  at the end of period                     3,634             -             42,579         119,489        117,004

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(119)

  Accumulation unit value:
    Beginning of period                    $8.74
    End of period                          $6.87
  Accumulation units outstanding
  at the end of period                     65,412

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.20         $10.24           N/A
    End of period                          $11.66          $11.11          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,088           2,087           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.58          $13.18         $11.31          $8.44
    End of period                          $19.24          $17.86          $14.58         $13.18          $11.31
  Accumulation units outstanding
  at the end of period                       -               -             2,773           7,561          6,468

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.62
    End of period                          $8.44
  Accumulation units outstanding
  at the end of period                     3,184


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88         $10.31           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,482          21,236           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.74           N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81         $10.24           N/A
    End of period                          $12.40          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,257           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                    $25.91          $21.98          $16.47         $12.99           N/A
    End of period                          $34.20          $25.91          $21.98         $16.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,640           5,052           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.63          $9.43           $8.21          $7.08
    End of period                          $13.22          $12.90          $12.63          $9.43          $8.21
  Accumulation units outstanding
  at the end of period                     3,983             -             45,817         129,124        123,785

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(119)

  Accumulation unit value:
    Beginning of period                    $9.60
    End of period                          $7.08
  Accumulation units outstanding
  at the end of period                     63,218


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.47         $11.04          $8.41
    End of period                          $15.29          $14.59          $13.63         $12.47          $11.04
  Accumulation units outstanding
  at the end of period                       -               -             3,795           6,220          5,455

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.64
    End of period                          $8.41
  Accumulation units outstanding
  at the end of period                     2,535


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.49          $7.61
    End of period                          $11.93          $11.66          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                       -               -             23,484         48,156          39,546

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $7.61
  Accumulation units outstanding
  at the end of period                     21,236

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.54          $17.44         $15.87          $10.99
    End of period                          $17.30          $19.80          $18.54         $17.44          $15.87
  Accumulation units outstanding
  at the end of period                     1,952             -             25,953         72,840          67,722

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(119)

  Accumulation unit value:
    Beginning of period                    $14.81
    End of period                          $10.99
  Accumulation units outstanding
  at the end of period                     42,088

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.00          $12.78         $11.15          $7.84
    End of period                          $14.23          $14.90          $13.00         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                       -               -             1,906           5,961          7,550

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.46
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                     3,087


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.42           $5.28           N/A
    End of period                          $6.46           $5.78           $5.42           $5.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40         $11.43           N/A
    End of period                          $17.33          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,218             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05         $10.77           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,954           2,539           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.48          $6.91
    End of period                          $14.33          $13.82          $12.11         $10.91          $9.48
  Accumulation units outstanding
  at the end of period                      523             550            19,486         24,097          23,767

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(143)

  Accumulation unit value:
    Beginning of period                    $8.31
    End of period                          $6.91
  Accumulation units outstanding
  at the end of period                     2,896


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.76          $6.80
    End of period                          $9.27           $8.61           $8.41           $7.90          $7.76
  Accumulation units outstanding
  at the end of period                       -               -             2,844           2,987          2,987

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(303)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.76          $12.48
    End of period                          $13.84          $13.11          $12.98         $13.00          $12.76
  Accumulation units outstanding
  at the end of period                      553             520            40,519         68,285          74,889

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(94)

  Accumulation unit value:
    Beginning of period                    $11.94
    End of period                          $12.48
  Accumulation units outstanding
  at the end of period                     36,569

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                    $21.50          $19.37          $18.25         $16.55          $14.44
    End of period                          $19.45          $21.50          $19.37         $18.25          $16.55
  Accumulation units outstanding
  at the end of period                       -               -              500             971            504

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.16          $12.23
    End of period                           N/A             N/A             N/A           $14.53          $14.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            16,381

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(139)

  Accumulation unit value:
    Beginning of period                    $12.12
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                     4,415

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.08          $12.18         $11.86           N/A
    End of period                          $12.57          $13.03          $12.08         $12.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,140         20,416           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.34          $17.92         $16.73          $13.77
    End of period                          $18.63          $20.23          $18.34         $17.92          $16.73
  Accumulation units outstanding
  at the end of period                       -               -             1,346           1,823          1,698

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(185)

  Accumulation unit value:
    Beginning of period                    $13.77
    End of period                          $13.77
  Accumulation units outstanding
  at the end of period                      506

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $8.15           $7.89           $7.22           $6.23          $4.79
    End of period                          $7.89           $8.15           $7.89           $7.22          $6.23
  Accumulation units outstanding
  at the end of period                       -              417            3,100           5,789          4,468

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $4.86
    End of period                          $4.79
  Accumulation units outstanding
  at the end of period                      514


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $9.00
    End of period                           N/A             N/A             N/A           $10.19          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,754

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(384)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.78          $7.66
    End of period                           N/A             N/A             N/A            $9.90          $9.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,431

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(122)

  Accumulation unit value:
    Beginning of period                    $9.65
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     1,375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.81
    End of period                           N/A             N/A             N/A           $10.04          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             774

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(124)

  Accumulation unit value:
    Beginning of period                    $9.70
    End of period                          $7.81
  Accumulation units outstanding
  at the end of period                      789


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.69          $7.66
    End of period                           N/A             N/A             N/A            $9.79          $9.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,636

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(123)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $7.66
  Accumulation units outstanding
  at the end of period                     2,475

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.51          $11.81         $10.75          $8.69
    End of period                          $15.02          $14.10          $12.51         $11.81          $10.75
  Accumulation units outstanding
  at the end of period                       -               -             21,142         97,741          76,000

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(116)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $8.69
  Accumulation units outstanding
  at the end of period                     61,814

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42          $10.29         $10.18           N/A
    End of period                          $11.37          $10.96          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,618           4,855           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.61          $12.03         $11.07          $9.32
    End of period                          $14.90          $14.05          $12.61         $12.03          $11.07
  Accumulation units outstanding
  at the end of period                       -               -            127,150         306,474        331,467

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(112)

  Accumulation unit value:
    Beginning of period                    $10.67
    End of period                          $9.32
  Accumulation units outstanding
  at the end of period                    116,971

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.74          $10.48         $10.33           N/A
    End of period                          $12.16          $11.56          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,814           6,646           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.20          $11.75         $10.99          $9.56
    End of period                          $14.15          $13.35          $12.20         $11.75          $10.99
  Accumulation units outstanding
  at the end of period                       -               -            114,434         253,862        277,363

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(110)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $9.56
  Accumulation units outstanding
  at the end of period                     81,460

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $8.14
    End of period                           N/A             N/A             N/A           $10.53          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,145

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(131)

  Accumulation unit value:
    Beginning of period                    $9.77
    End of period                          $8.14
  Accumulation units outstanding
  at the end of period                     1,052

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $23.72          $21.39          $20.81         $19.24          $16.22
    End of period                          $24.88          $23.72          $21.39         $20.81          $19.24
  Accumulation units outstanding
  at the end of period                      306             314            10,551         21,647          19,361

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(94)

  Accumulation unit value:
    Beginning of period                    $17.48
    End of period                          $16.22
  Accumulation units outstanding
  at the end of period                     8,384


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.08          $11.06         $11.24          $11.47
    End of period                          $11.55          $11.30          $11.08         $11.06          $11.24
  Accumulation units outstanding
  at the end of period                       -               -             15,698         27,433          31,099

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(109)

  Accumulation unit value:
    Beginning of period                    $11.58
    End of period                          $11.47
  Accumulation units outstanding
  at the end of period                     25,633

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                    $20.00          $16.95          $16.06         $14.34          $12.32
    End of period                          $21.05          $20.00          $16.95         $16.06          $14.34
  Accumulation units outstanding
  at the end of period                       -               -             2,085           4,350          1,306

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $26.77          $24.13          $23.31         $21.74          $17.06
    End of period                          $28.76          $26.77          $24.13         $23.31          $21.74
  Accumulation units outstanding
  at the end of period                       -               -             3,517           6,198          4,858

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $20.15
    End of period                          $17.06
  Accumulation units outstanding
  at the end of period                     2,170

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $35.11          $33.68          $30.25         $26.27          $19.42
    End of period                          $40.15          $35.11          $33.68         $30.25          $26.27
  Accumulation units outstanding
  at the end of period                       -               -             3,910           8,093          6,794

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(127)

  Accumulation unit value:
    Beginning of period                    $24.07
    End of period                          $19.42
  Accumulation units outstanding
  at the end of period                     1,300


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.59         $11.19          $8.83
    End of period                          $15.02          $15.27          $13.04         $12.59          $11.19
  Accumulation units outstanding
  at the end of period                      471             515            10,511         37,891          34,843

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(131)

  Accumulation unit value:
    Beginning of period                    $10.51
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                     20,154

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.09          $12.13         $10.69          $9.87
    End of period                          $16.76          $15.65          $13.09         $12.13          $10.69
  Accumulation units outstanding
  at the end of period                       -              230             265              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.51          $10.44           N/A            N/A
    End of period                          $12.69          $15.31          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.69           $9.05           N/A
    End of period                          $11.83          $11.24          $10.40          $9.69           N/A
  Accumulation units outstanding
  at the end of period                       -              633             639              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                    $22.94          $22.62           N/A             N/A            N/A
    End of period                          $26.98          $22.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                    $20.92          $17.86          $17.87         $15.52           N/A
    End of period                          $22.87          $20.92          $17.86         $17.87           N/A
  Accumulation units outstanding
  at the end of period                       -              180             182              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.00           N/A             N/A            N/A
    End of period                          $10.72          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $10.49           N/A            N/A
    End of period                          $11.40          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.77          $16.76         $16.07          $15.88
    End of period                          $17.87          $17.12          $16.77         $16.76          $16.07
  Accumulation units outstanding
  at the end of period                       -              397             385              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.20          $10.46           N/A            N/A
    End of period                          $12.68          $12.65          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $21.38          $19.56          $18.30           N/A            N/A
    End of period                          $22.51          $21.38          $19.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.99          $14.02         $13.84          $13.74
    End of period                          $14.62          $14.09          $13.99         $14.02          $13.84
  Accumulation units outstanding
  at the end of period                       -              480             459              -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.89          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $18.97          $16.97          $15.99         $13.15          $12.72
    End of period                          $18.01          $18.97          $16.97         $15.99          $13.15
  Accumulation units outstanding
  at the end of period                       -              195             191              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                    $5.62           $4.87            N/A             N/A            N/A
    End of period                          $5.71           $5.62            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.78           $9.83            N/A            N/A
    End of period                          $9.72           $10.82          $9.78            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.88            N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $10.61           N/A            N/A
    End of period                          $13.46          $13.61          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.43          $9.24            N/A            N/A
    End of period                          $12.38          $10.66          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.43          $11.95           N/A            N/A
    End of period                          $17.30          $14.85          $15.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.83          $10.45           N/A            N/A
    End of period                          $13.98          $12.94          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.08          $10.89          $9.47          $8.79
    End of period                          $14.29          $13.78          $12.08         $10.89          $9.47
  Accumulation units outstanding
  at the end of period                       -              273             285              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.58           $8.82            N/A             N/A            N/A
    End of period                          $9.24           $8.58            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $12.96         $12.72          $12.68
    End of period                          $13.77          $13.05          $12.93         $12.96          $12.72
  Accumulation units outstanding
  at the end of period                       -              515             497              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                    $21.37          $19.26          $17.85           N/A            N/A
    End of period                          $19.33          $21.37          $19.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.04          $12.14         $11.83           N/A
    End of period                          $12.51          $12.97          $12.04         $12.14           N/A
  Accumulation units outstanding
  at the end of period                       -              270             266              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.25          $17.43           N/A            N/A
    End of period                          $18.51          $20.11          $18.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                    $8.12           $7.87           $6.93            N/A            N/A
    End of period                          $7.86           $8.12           $7.87            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              445             431             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.41          $10.25           N/A            N/A
    End of period                          $11.35          $10.95          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.41           N/A            N/A
    End of period                          $12.14          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.27          $20.71         $18.86           N/A
    End of period                          $24.72          $23.58          $21.27         $20.71           N/A
  Accumulation units outstanding
  at the end of period                       -              302             307              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $26.62          $24.00          $23.19         $21.64          $20.49
    End of period                          $28.58          $26.62          $24.00         $23.19          $21.64
  Accumulation units outstanding
  at the end of period                       -              280             274              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.00          $12.56         $11.17          $10.45
    End of period                          $14.97          $15.22          $13.00         $12.56          $11.17
  Accumulation units outstanding
  at the end of period                       -              487             505              -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.02          $12.07         $10.64          $8.49
    End of period                          $16.65          $15.56          $13.02         $12.07          $10.64
  Accumulation units outstanding
  at the end of period                       -               -               -             1,524          1,587

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $8.08
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                     1,676

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.78         $10.06          $7.94
    End of period                          $13.37          $11.85          $11.27         $10.78          $10.06
  Accumulation units outstanding
  at the end of period                       -               -             5,780          10,079          8,199

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(203)

  Accumulation unit value:
    Beginning of period                    $7.78
    End of period                          $7.94
  Accumulation units outstanding
  at the end of period                     3,028


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.20          $7.70
    End of period                           N/A             N/A             N/A            $8.97          $9.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,222

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(222)

  Accumulation unit value:
    Beginning of period                    $7.95
    End of period                          $7.70
  Accumulation units outstanding
  at the end of period                     1,143

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $10.73           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              379             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $11.04          $8.18
    End of period                          $14.73          $13.57          $12.16         $11.50          $11.04
  Accumulation units outstanding
  at the end of period                       -               -             2,294           3,377          3,956

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.56
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                      581

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.19          $15.70         $15.33          $11.63
    End of period                          $19.03          $17.59          $17.19         $15.70          $15.33
  Accumulation units outstanding
  at the end of period                       -               -              367            2,357          4,623

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(206)

  Accumulation unit value:
    Beginning of period                    $11.69
    End of period                          $11.63
  Accumulation units outstanding
  at the end of period                     1,783


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.18           $8.86          $7.31
    End of period                           N/A             N/A            $8.32           $9.18          $8.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              974           1,138

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $8.22
    End of period                          $7.31
  Accumulation units outstanding
  at the end of period                      570

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $11.21          $10.38          $9.67           $9.06          $8.18
    End of period                          $11.79          $11.21          $10.38          $9.67          $9.06
  Accumulation units outstanding
  at the end of period                       -               -             1,752           1,834          1,808

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $8.95
    End of period                          $8.18
  Accumulation units outstanding
  at the end of period                       69


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.64          $20.77         $18.74           N/A
    End of period                          $26.81          $22.80          $20.64         $20.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                    $24.32          $23.85          $23.38         $21.47          $16.71
    End of period                          $26.02          $24.32          $23.85         $23.38          $21.47
  Accumulation units outstanding
  at the end of period                       -               -              195            1,025           537

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $17.26          $15.76          $15.64         $15.09          $12.43
    End of period                          $16.92          $17.26          $15.76         $15.64          $15.09
  Accumulation units outstanding
  at the end of period                       -               -               -              410            659

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(101)

  Accumulation unit value:
    Beginning of period                    $15.62
    End of period                          $12.43
  Accumulation units outstanding
  at the end of period                      421


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $20.82          $17.78          $17.79         $15.36          $11.26
    End of period                          $22.74          $20.82          $17.78         $17.79          $15.36
  Accumulation units outstanding
  at the end of period                       -               -              225             358            624

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(175)

  Accumulation unit value:
    Beginning of period                    $11.62
    End of period                          $11.26
  Accumulation units outstanding
  at the end of period                      524

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.66           N/A             N/A            N/A
    End of period                          $10.72          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $10.58           N/A            N/A
    End of period                          $11.39          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $17.02          $16.68          $16.67         $16.00          $14.45
    End of period                          $17.75          $17.02          $16.68         $16.67          $16.00
  Accumulation units outstanding
  at the end of period                       -               -             3,433           2,874          3,071

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.07
    End of period                          $14.45
  Accumulation units outstanding
  at the end of period                      146

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $10.96           N/A            N/A
    End of period                          $12.66          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.39          $11.18          $9.67           $8.10          $6.76
    End of period                          $15.70          $14.39          $11.18          $9.67          $8.10
  Accumulation units outstanding
  at the end of period                       -               -             1,686           2,633           857

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $21.26          $19.46          $18.81         $16.35          $12.36
    End of period                          $22.37          $21.26          $19.46         $18.81          $16.35
  Accumulation units outstanding
  at the end of period                       -               -              853            2,145          2,230

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(222)

  Accumulation unit value:
    Beginning of period                    $12.55
    End of period                          $12.36
  Accumulation units outstanding
  at the end of period                      724

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.91          $13.94         $13.77          $13.96
    End of period                          $14.52          $14.00          $13.91         $13.94          $13.77
  Accumulation units outstanding
  at the end of period                       -               -             5,932           7,619          10,574

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99
    End of period                          $13.96
  Accumulation units outstanding
  at the end of period                     3,511


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $18.88          $16.91          $15.94         $13.11          $10.43
    End of period                          $17.93          $18.88          $16.91         $15.94          $13.11
  Accumulation units outstanding
  at the end of period                       -               -             2,192          10,306          7,318

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(149)

  Accumulation unit value:
    Beginning of period                    $11.27
    End of period                          $10.43
  Accumulation units outstanding
  at the end of period                     2,589


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.80          $13.53         $12.03          $8.89
    End of period                          $14.27          $15.72          $13.80         $13.53          $12.03
  Accumulation units outstanding
  at the end of period                       -               -             4,223          10,213          10,832

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(149)

  Accumulation unit value:
    Beginning of period                    $9.89
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                     2,534

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.67          $11.28          $9.49          $7.33
    End of period                          $11.06          $11.67          $10.67         $11.28          $9.49
  Accumulation units outstanding
  at the end of period                     4,477           7,072           38,478         62,446          49,142

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.57
    End of period                          $7.33
  Accumulation units outstanding
  at the end of period                     9,175

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.67          $10.74         $10.63          $10.59
    End of period                          $11.18          $10.78          $10.67         $10.74          $10.63
  Accumulation units outstanding
  at the end of period                       -               -              981            3,314          3,499

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(169)

  Accumulation unit value:
    Beginning of period                    $10.38
    End of period                          $10.59
  Accumulation units outstanding
  at the end of period                      616


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                    $5.57           $4.20           $4.28           $4.08           N/A
    End of period                          $5.67           $5.57           $4.20           $4.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $10.50          $8.31           $9.04           $9.02          $7.36
    End of period                          $10.34          $10.50          $8.31           $9.04          $9.02
  Accumulation units outstanding
  at the end of period                     4,770           8,106           31,555         51,307          37,385

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $7.36
  Accumulation units outstanding
  at the end of period                     9,589

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.39           N/A             N/A            N/A
    End of period                          $10.27          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1102)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.80           $7.19          $5.72
    End of period                          $9.13           $9.03           $7.93           $7.80          $7.19
  Accumulation units outstanding
  at the end of period                       -               -               -              143           3,587

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(179)

  Accumulation unit value:
    Beginning of period                    $5.75
    End of period                          $5.72
  Accumulation units outstanding
  at the end of period                     1,101

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.80          $11.32           N/A            N/A
    End of period                          $11.00          $13.66          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $16.28          $11.92          $11.09          $8.88          $6.84
    End of period                          $17.63          $16.28          $11.92         $11.09          $8.88
  Accumulation units outstanding
  at the end of period                     2,784           6,310           24,289         40,617          31,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.07
    End of period                          $6.84
  Accumulation units outstanding
  at the end of period                     11,181

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.63          $10.14          $9.43           N/A
    End of period                          $11.54          $11.01          $10.63         $10.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.29          $8.43
    End of period                          $19.13          $17.78          $14.52         $13.15          $11.29
  Accumulation units outstanding
  at the end of period                       -               -             1,071           5,194          1,648

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(169)

  Accumulation unit value:
    Beginning of period                    $8.91
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                      451


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.74          $10.88         $10.41           N/A
    End of period                          $13.44          $13.59          $11.74         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             4,858           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.43          $10.80          $9.84           N/A
    End of period                          $12.36          $10.65          $10.43         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             5,552           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                    $25.72          $21.84          $16.38         $13.58           N/A
    End of period                          $33.91          $25.72          $21.84         $16.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,357           2,991           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(527)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.55          $9.38           $8.18          $7.05
    End of period                          $13.11          $12.81          $12.55          $9.38          $8.18
  Accumulation units outstanding
  at the end of period                     3,864           6,941           27,841         48,270          32,691

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(148)

  Accumulation unit value:
    Beginning of period                    $8.97
    End of period                          $7.05
  Accumulation units outstanding
  at the end of period                     9,199


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.02          $8.40
    End of period                          $15.20          $14.51          $13.57         $12.43          $11.02
  Accumulation units outstanding
  at the end of period                       -               -             1,044           6,293          2,697

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(139)

  Accumulation unit value:
    Beginning of period                    $9.63
    End of period                          $8.40
  Accumulation units outstanding
  at the end of period                     2,243


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.47          $7.60
    End of period                          $11.86          $11.60          $10.34         $10.16          $9.47
  Accumulation units outstanding
  at the end of period                       -               -             33,854         56,711          54,551

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(139)

  Accumulation unit value:
    Beginning of period                    $8.63
    End of period                          $7.60
  Accumulation units outstanding
  at the end of period                     21,113

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.42          $17.34         $15.80          $10.95
    End of period                          $17.16          $19.66          $18.42         $17.34          $15.80
  Accumulation units outstanding
  at the end of period                     2,700           4,335           14,710         26,344          20,189

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(148)

  Accumulation unit value:
    Beginning of period                    12.27.
    End of period                          $10.95
  Accumulation units outstanding
  at the end of period                     6,071

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.13          $7.83
    End of period                          $14.15          $14.83          $12.95         $12.74          $11.13
  Accumulation units outstanding
  at the end of period                       -               -             1,050           6,173          2,292

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(139)

  Accumulation unit value:
    Beginning of period                    $9.45
    End of period                          $7.83
  Accumulation units outstanding
  at the end of period                     2,245


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.37           $5.38           $4.84           N/A
    End of period                          $6.39           $5.73           $5.37           $5.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -              406              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.43          $11.40         $10.79           N/A
    End of period                          $17.27          $14.83          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,029           1,934           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.89           N/A
    End of period                          $13.96          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              998            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.05          $10.87         $10.63          $6.90
    End of period                          $14.24          $13.74          $12.05         $10.87          $10.63
  Accumulation units outstanding
  at the end of period                       -               -             3,667           6,148          6,286

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(149)

  Accumulation unit value:
    Beginning of period                    $7.98
    End of period                          $6.90
  Accumulation units outstanding
  at the end of period                     2,813


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.37           $7.87           $7.74          $6.74
    End of period                          $9.21           $8.56           $8.37           $7.87          $7.74
  Accumulation units outstanding
  at the end of period                       -               -               -             2,145          2,082

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(202)

  Accumulation unit value:
    Beginning of period                    $6.84
    End of period                          $6.74
  Accumulation units outstanding
  at the end of period                     1,039

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.88          $12.91         $12.68          $12.42
    End of period                          $13.71          $12.99          $12.88         $12.91          $12.68
  Accumulation units outstanding
  at the end of period                       -               -             32,281         51,933          56,249

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $11.95
    End of period                          $12.42
  Accumulation units outstanding
  at the end of period                     15,350

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                    $21.25          $19.16          $18.08         $16.40          $14.46
    End of period                          $19.21          $21.25          $19.16         $18.08          $16.40
  Accumulation units outstanding
  at the end of period                       -               -               -              591           1,494

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.04          $12.14
    End of period                           N/A             N/A             N/A           $14.40          $14.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,155

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(101)

  Accumulation unit value:
    Beginning of period                    $12.32
    End of period                          $12.14
  Accumulation units outstanding
  at the end of period                     2,305

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.99          $12.09         $11.79           N/A
    End of period                          $12.45          $12.92          $11.99         $12.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,871          16,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $20.00          $18.15          $17.75         $16.59          $13.66
    End of period                          $18.40          $20.00          $18.15         $17.75          $16.59
  Accumulation units outstanding
  at the end of period                       -               -              332            1,567          2,420

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(149)

  Accumulation unit value:
    Beginning of period                    $14.75
    End of period                          $13.66
  Accumulation units outstanding
  at the end of period                     1,248

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.09           $7.85           $7.18           $6.21          $4.77
    End of period                          $7.83           $8.09           $7.85           $7.18          $6.21
  Accumulation units outstanding
  at the end of period                       -               -             1,719           4,673          5,819

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $5.21
    End of period                          $4.77
  Accumulation units outstanding
  at the end of period                     3,493


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $8.45
    End of period                           N/A             N/A             N/A           $10.16          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,539

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(188)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     4,558

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14           N/A
    End of period                           N/A             N/A             N/A           $10.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $7.77
    End of period                           N/A             N/A             N/A            $9.98          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,052

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(179)

  Accumulation unit value:
    Beginning of period                    $7.81
    End of period                          $7.77
  Accumulation units outstanding
  at the end of period                     3,044


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.63          $7.19
    End of period                           N/A             N/A             N/A            $9.73          $9.63
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,898

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(279)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.41          $11.73         $10.69          $8.99
    End of period                          $14.88          $13.98          $12.41         $11.73          $10.69
  Accumulation units outstanding
  at the end of period                     1,093           1,095           11,851         47,793          22,875

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(331)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.18           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.51          $11.95         $11.00          $9.27
    End of period                          $14.76          $13.93          $12.51         $11.95          $11.00
  Accumulation units outstanding
  at the end of period                       -               -             1,414          43,317          38,068

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(117)

  Accumulation unit value:
    Beginning of period                    $10.75
    End of period                          $9.27
  Accumulation units outstanding
  at the end of period                     7,367

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.48         $10.02           N/A
    End of period                          $12.12          $11.54          $10.72         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.10          $11.67         $10.92          $9.52
    End of period                          $14.02          $13.24          $12.10         $11.67          $10.92
  Accumulation units outstanding
  at the end of period                       -               -             80,944         91,653          92,261

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(188)

  Accumulation unit value:
    Beginning of period                    $9.43
    End of period                          $9.52
  Accumulation units outstanding
  at the end of period                     5,080

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.31          $7.98
    End of period                           N/A             N/A             N/A           $10.46          $10.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,398

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(310)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $23.46          $21.17          $20.63         $19.08          $16.10
    End of period                          $24.58          $23.46          $21.17         $20.63          $19.08
  Accumulation units outstanding
  at the end of period                       -               -             4,591           8,733          9,050

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(101)

  Accumulation unit value:
    Beginning of period                    $17.36
    End of period                          $16.10
  Accumulation units outstanding
  at the end of period                     2,099


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.96          $10.95         $11.15          $11.38
    End of period                          $11.41          $11.17          $10.96         $10.95          $11.15
  Accumulation units outstanding
  at the end of period                       -               -               -            10,635          5,224

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.50
    End of period                          $11.38
  Accumulation units outstanding
  at the end of period                     5,001

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.02         $14.32          $12.22
    End of period                          $20.94          $19.92          $16.90         $16.02          $14.32
  Accumulation units outstanding
  at the end of period                       -               -             1,449           4,971           704

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $26.47          $23.88          $23.09         $21.56          $16.94
    End of period                          $28.41          $26.47          $23.88         $23.09          $21.56
  Accumulation units outstanding
  at the end of period                       -               -             2,845           4,184          4,401

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(101)

  Accumulation unit value:
    Beginning of period                    $21.30
    End of period                          $16.94
  Accumulation units outstanding
  at the end of period                     1,055

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $34.70          $33.33          $29.96         $26.04          $19.28
    End of period                          $39.65          $34.70          $33.33         $29.96          $26.04
  Accumulation units outstanding
  at the end of period                       -               -              893            3,101          4,879

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $20.51
    End of period                          $19.28
  Accumulation units outstanding
  at the end of period                     1,495


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $15.18          $12.97          $12.53         $11.16          $8.82
    End of period                          $14.92          $15.18          $12.97         $12.53          $11.16
  Accumulation units outstanding
  at the end of period                       -               -             4,099          16,716          17,211

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(101)

  Accumulation unit value:
    Beginning of period                    $11.06
    End of period                          $8.82
  Accumulation units outstanding
  at the end of period                     8,983

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $15.47          $12.95          $12.01         $10.49           N/A
    End of period                          $16.55          $15.47          $12.95         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.25          $10.77         $10.16           N/A
    End of period                          $13.33          $11.82          $11.25         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.07           N/A
    End of period                           N/A             N/A             N/A            $8.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.62           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,705             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.13          $11.48         $10.84           N/A
    End of period                          $14.68          $13.53          $12.13         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.10          $15.62         $14.92           N/A
    End of period                          $18.92          $17.49          $17.10         $15.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.34          $9.64           $8.96           N/A
    End of period                          $11.74          $11.16          $10.34          $9.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.53          $20.67         $20.54           N/A
    End of period                          $26.64          $22.67          $20.53         $20.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $24.18          $23.72          $23.26         $22.49           N/A
    End of period                          $25.85          $24.18          $23.72         $23.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.67          $15.56         $15.15           N/A
    End of period                          $16.81          $17.16          $15.67         $15.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                    $20.71          $17.70          $17.72         $16.42           N/A
    End of period                          $22.62          $20.71          $17.70         $17.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.94            N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.79           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $16.93          $16.60          $16.60         $15.75           N/A
    End of period                          $17.65          $16.93          $16.60         $16.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.20          $10.53           N/A            N/A
    End of period                          $12.64          $12.62          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                    $14.32          $11.14          $9.64           $8.27           N/A
    End of period                          $15.63          $14.32          $11.14          $9.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                    $21.14          $19.36          $17.71           N/A            N/A
    End of period                          $22.23          $21.14          $19.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(802)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.84          $13.88         $13.44           N/A
    End of period                          $14.44          $13.93          $13.84         $13.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                    $18.80          $16.84          $15.88         $13.18           N/A
    End of period                          $17.84          $18.80          $16.84         $15.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              230            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.75          $13.48         $12.31           N/A
    End of period                          $14.20          $15.65          $13.75         $13.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.64          $11.24          $9.84           N/A
    End of period                          $11.01          $11.63          $10.64         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,512             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.73         $10.71           N/A
    End of period                          $11.15          $10.75          $10.64         $10.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                    $5.58           $4.20           $4.12            N/A            N/A
    End of period                          $5.67           $5.58           $4.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.72           $10.19           N/A            N/A
    End of period                          $9.64           $10.74          $9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $10.46          $8.29           $9.02           $8.81           N/A
    End of period                          $10.30          $10.46          $8.29           $9.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,103             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.03           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,120           3,102            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                    $9.00           $7.90           $7.78           $7.27           N/A
    End of period                          $9.09           $9.00           $7.90           $7.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              416            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.77          $11.15           N/A            N/A
    End of period                          $10.96          $13.61          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                    $16.22          $11.88          $11.06          $9.77           N/A
    End of period                          $17.55          $16.22          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,548             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.61          $10.11          $9.64           N/A
    End of period                          $11.51          $10.98          $10.61         $10.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $17.73          $14.49          $13.12         $11.47           N/A
    End of period                          $19.07          $17.73          $14.49         $13.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              132            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.39           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     1,765           2,559             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,798            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.80         $10.84           N/A
    End of period                          $12.34          $10.63          $10.42         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $25.61          $21.76          $16.33         $16.60           N/A
    End of period                          $33.76          $25.61          $21.76         $16.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.51          $9.35           $8.30           N/A
    End of period                          $13.05          $12.76          $12.51          $9.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,993             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(556)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.55          $12.41         $11.15           N/A
    End of period                          $15.16          $14.48          $13.55         $12.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              272            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.32          $10.15          $9.57           N/A
    End of period                          $11.82          $11.57          $10.32         $10.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              633            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.36          $17.30         $15.54           N/A
    End of period                          $17.08          $19.58          $18.36         $17.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,634             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                    $14.79          $12.92          $12.72         $11.46           N/A
    End of period                          $14.11          $14.79          $12.92         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              264            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.36           N/A
    End of period                          $6.38           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.42          $11.22           N/A            N/A
    End of period                          $17.24          $14.81          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,405           3,914             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.82          $11.05         $10.65           N/A
    End of period                          $13.94          $12.92          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -             2,584             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.02          $10.85          $9.61           N/A
    End of period                          $14.19          $13.70          $12.02         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              157            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.87         $12.54           N/A
    End of period                          $13.64          $12.94          $12.83         $12.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                    $21.12          $19.63           N/A             N/A            N/A
    End of period                          $19.09          $21.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1039)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13           N/A
    End of period                           N/A             N/A             N/A           $14.32           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.94          $12.05         $11.75           N/A
    End of period                          $12.39          $12.86          $11.94         $12.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              523            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                    $8.06           $7.83           $7.38            N/A            N/A
    End of period                          $7.80           $8.06           $7.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.36          $11.69         $11.50           N/A
    End of period                          $14.80          $13.92          $12.36         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.40          $10.29         $10.23           N/A
    End of period                          $11.31          $10.92          $10.40         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.47          $11.91         $11.72           N/A
    End of period                          $14.68          $13.86          $12.47         $11.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.47         $10.37           N/A
    End of period                          $12.10          $11.53          $10.72         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.63         $10.89          $9.49
    End of period                          $13.95          $13.18          $12.06         $11.63          $10.89
  Accumulation units outstanding
  at the end of period                       -               -               -             7,169          7,169

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(139)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $9.49
  Accumulation units outstanding
  at the end of period                     7,169

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.05          $20.51         $19.19           N/A
    End of period                          $24.41          $23.31          $21.05         $20.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.91          $10.88           N/A            N/A
    End of period                          $11.33          $11.11          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                    $19.87          $16.87          $15.96           N/A            N/A
    End of period                          $20.88          $19.87          $16.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $26.31          $23.75          $22.97         $21.15           N/A
    End of period                          $28.22          $26.31          $23.75         $22.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $34.50          $33.15          $29.82         $26.21           N/A
    End of period                          $39.40          $34.50          $33.15         $29.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.93          $12.50         $11.15           N/A
    End of period                          $14.85          $15.12          $12.93         $12.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(304)

  Accumulation unit value:
    Beginning of period                    $15.38          $12.88          $11.95         $10.55          $8.03
    End of period                          $16.44          $15.38          $12.88         $11.95          $10.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,955

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(351)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.23          $10.75         $10.04          $9.16
    End of period                          $13.29          $11.79          $11.23         $10.75          $10.04
  Accumulation units outstanding
  at the end of period                       -               -              260             260           5,253

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $10.73           N/A            N/A
    End of period                          $12.64          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.11          $11.47         $11.02          $9.95
    End of period                          $14.64          $13.50          $12.11         $11.47          $11.02
  Accumulation units outstanding
  at the end of period                       -               -             13,417         13,200          17,495

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $17.39          $17.01          $15.55         $15.21          $13.48
    End of period                          $18.82          $17.39          $17.01         $15.55          $15.21
  Accumulation units outstanding
  at the end of period                       -               -               -               -            4,118

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.12           $8.81          $7.98
    End of period                           N/A             N/A            $8.26           $9.12          $8.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -            6,466

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.31          $9.62           $9.02          $8.72
    End of period                          $11.69          $11.12          $10.31          $9.62          $9.02
  Accumulation units outstanding
  at the end of period                       -              275            1,803          11,654          6,498

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                    $22.54          $20.42          $19.12           N/A            N/A
    End of period                          $26.47          $22.54          $20.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $24.04          $23.60          $23.15         $21.29          $18.98
    End of period                          $25.69          $24.04          $23.60         $23.15          $21.29
  Accumulation units outstanding
  at the end of period                       -               -             1,681           3,175           213

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.60          $15.50         $14.97          $13.88
    End of period                          $16.72          $17.07          $15.60         $15.50          $14.97
  Accumulation units outstanding
  at the end of period                       -              168            1,930           5,144          4,211

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.62          $17.65         $15.25          $10.59
    End of period                          $22.49          $20.61          $17.62         $17.65          $15.25
  Accumulation units outstanding
  at the end of period                       -               -             4,721           4,962          2,178

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.24           N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.07           N/A             N/A            N/A
    End of period                          $11.36          $12.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $16.83          $16.50          $16.51         $15.86          $15.19
    End of period                          $17.53          $16.83          $16.50         $16.51          $15.86
  Accumulation units outstanding
  at the end of period                       -              109            3,729           3,090          2,279

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.84           N/A             N/A            N/A
    End of period                          $12.63          $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.99            N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                    $14.26          $11.10          $9.61           $8.05          $6.41
    End of period                          $15.55          $14.26          $11.10          $9.61          $8.05
  Accumulation units outstanding
  at the end of period                       -               -             14,837         19,647          7,379

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                    $21.02          $19.26          $18.62         $16.21          $14.19
    End of period                          $22.09          $21.02          $19.26         $18.62          $16.21
  Accumulation units outstanding
  at the end of period                       -               -              331             331            285

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(338)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.77          $13.81         $13.66          $14.30
    End of period                          $14.34          $13.85          $13.77         $13.81          $13.66
  Accumulation units outstanding
  at the end of period                       -              268             813             545            303

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(317)

  Accumulation unit value:
    Beginning of period                    $18.72          $16.78          $15.83         $13.03          $10.47
    End of period                          $17.75          $18.72          $16.78         $15.83          $13.03
  Accumulation units outstanding
  at the end of period                       -               -             7,731           9,337          8,467

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(317)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.69          $13.44         $11.96          $8.96
    End of period                          $14.13          $15.58          $13.69         $13.44          $11.96
  Accumulation units outstanding
  at the end of period                       -               -             7,803           9,020          8,659

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(349)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.60          $11.21          $9.45          $7.73
    End of period                          $10.96          $11.59          $10.60         $11.21          $9.45
  Accumulation units outstanding
  at the end of period                       -               -             27,185         42,983          34,213

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.62          $10.71         $10.61          $10.65
    End of period                          $11.11          $10.72          $10.62         $10.71          $10.61
  Accumulation units outstanding
  at the end of period                       -               -             5,745           6,289          3,874

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                    $5.56           $4.19           $4.26           $3.92           N/A
    End of period                          $5.64           $5.56           $4.19           $4.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,437          20,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.69           $10.19          $8.98           N/A
    End of period                          $9.60           $10.70          $9.69          $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(317)

  Accumulation unit value:
    Beginning of period                    $10.42          $8.26           $8.99           $8.98          $6.98
    End of period                          $10.25          $10.42          $8.26           $8.99          $8.98
  Accumulation units outstanding
  at the end of period                       -               -             49,441         52,135          42,090

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.14           N/A             N/A            N/A
    End of period                          $10.25          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,372            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                    $8.96           $7.88           $7.76           $7.14          $6.34
    End of period                          $9.05           $8.96           $7.88           $7.76          $7.14
  Accumulation units outstanding
  at the end of period                       -               -              371             372           53,877

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.73          $11.35         $10.70           N/A
    End of period                          $10.91          $13.56          $11.73         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -              999            4,474          10,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(349)

  Accumulation unit value:
    Beginning of period                    $16.16          $11.84          $11.03          $8.84          $7.67
    End of period                          $17.48          $16.16          $11.84         $11.03          $8.84
  Accumulation units outstanding
  at the end of period                       -             4,680           29,189         36,267          29,844

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.09         $10.41           N/A
    End of period                          $11.46          $10.94          $10.57         $10.09           N/A
  Accumulation units outstanding
  at the end of period                       -             1,538           5,605          11,942           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.46          $13.11         $11.26          $9.22
    End of period                          $19.01          $17.69          $14.46         $13.11          $11.26
  Accumulation units outstanding
  at the end of period                       -              724             997            1,499          1,479

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.90           N/A            N/A
    End of period                          $13.40          $13.56          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             27,781           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $9.93            N/A            N/A
    End of period                          $12.32          $10.62          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,283            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                    $25.53          $21.70          $16.29         $12.52           N/A
    End of period                          $33.63          $25.53          $21.70         $16.29           N/A
  Accumulation units outstanding
  at the end of period                       -              677            10,525         11,337           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(349)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.47          $9.33           $8.14          $7.73
    End of period                          $13.00          $12.71          $12.47          $9.33          $8.14
  Accumulation units outstanding
  at the end of period                       -             2,911           41,551         42,211          36,115

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.52          $12.40         $10.99          $9.47
    End of period                          $15.11          $14.44          $13.52         $12.40          $10.99
  Accumulation units outstanding
  at the end of period                       -               -             1,369           1,551          1,451

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.30          $10.13          $9.45          $7.55
    End of period                          $11.79          $11.54          $10.30         $10.13          $9.45
  Accumulation units outstanding
  at the end of period                       -               -             1,839           5,879          5,792

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                    $19.51          $18.30          $17.25         $15.73          $13.01
    End of period                          $17.01          $19.51          $18.30         $17.25          $15.73
  Accumulation units outstanding
  at the end of period                       -               -             14,382         21,135          21,391

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.90          $12.70         $11.11          $9.42
    End of period                          $14.06          $14.76          $12.90         $12.70          $11.11
  Accumulation units outstanding
  at the end of period                       -               -             2,202           3,265          1,444

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(381)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.35           $5.35            N/A            N/A
    End of period                          $6.35           $5.69           $5.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.41          $11.07           N/A            N/A
    End of period                          $17.22          $14.80          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,193           14,326           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $11.05         $10.73           N/A
    End of period                          $13.91          $12.90          $11.81         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             10,913            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.00          $10.83          $9.43          $6.72
    End of period                          $14.15          $13.66          $12.00         $10.83          $9.43
  Accumulation units outstanding
  at the end of period                       -               -             16,145         22,294          22,049

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.75            N/A             N/A            N/A
    End of period                          $9.16           $8.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                    $12.88          $12.78          $12.82         $12.61          $12.49
    End of period                          $13.57          $12.88          $12.78         $12.82          $12.61
  Accumulation units outstanding
  at the end of period                       -              388            6,781           5,887          9,608

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.92          $12.93
    End of period                           N/A             N/A             N/A           $14.26          $13.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            18,473

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.90          $12.01         $11.71           N/A
    End of period                          $12.33          $12.80          $11.90         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -              195            17,851         20,997           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                    $19.77          $17.96          $17.58         $16.44          $15.29
    End of period                          $18.17          $19.77          $17.96         $17.58          $16.44
  Accumulation units outstanding
  at the end of period                       -               -              120             120             72

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.58          $7.39
    End of period                           N/A             N/A             N/A            $9.67          $9.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            33,475

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(295)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.31          $11.66         $10.63          $8.38
    End of period                          $14.73          $13.86          $12.31         $11.66          $10.63
  Accumulation units outstanding
  at the end of period                       -               -             51,253         66,375          24,072

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.21           N/A            N/A
    End of period                          $11.29          $10.91          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,243            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.42          $11.87         $10.94          $9.03
    End of period                          $14.61          $13.81          $12.42         $11.87          $10.94
  Accumulation units outstanding
  at the end of period                       -             1,478           50,569         62,917          51,012

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.48           N/A            N/A
    End of period                          $12.08          $11.51          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.01          $11.59         $10.86          $9.33
    End of period                          $13.88          $13.12          $12.01         $11.59          $10.86
  Accumulation units outstanding
  at the end of period                       -               -             57,394         60,552          57,764

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(294)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $9.03
    End of period                           N/A             N/A             N/A           $10.39          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,938

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(351)

  Accumulation unit value:
    Beginning of period                    $23.18          $20.94          $20.42         $18.91          $17.67
    End of period                          $24.26          $23.18          $20.94         $20.42          $18.91
  Accumulation units outstanding
  at the end of period                       -             3,850           12,535         10,757          5,625

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(351)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.85          $10.85         $11.05          $11.22
    End of period                          $11.26          $11.04          $10.85         $10.85          $11.05
  Accumulation units outstanding
  at the end of period                       -              852            1,189           2,566          3,817

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                    $19.83          $16.84          $15.99         $14.30          $12.31
    End of period                          $20.83          $19.83          $16.84         $15.99          $14.30
  Accumulation units outstanding
  at the end of period                       -              933            4,908           4,908          9,775

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                    $26.16          $23.62          $22.86         $21.36          $19.28
    End of period                          $28.04          $26.16          $23.62         $22.86          $21.36
  Accumulation units outstanding
  at the end of period                       -             1,090           5,484           6,591          3,578

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                    $34.30          $32.98          $29.68         $25.82          $19.00
    End of period                          $39.15          $34.30          $32.98         $29.68          $25.82
  Accumulation units outstanding
  at the end of period                       -              556            6,199           2,988            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                    $15.07          $12.89          $12.47         $11.11          $9.38
    End of period                          $14.80          $15.07          $12.89         $12.47          $11.11
  Accumulation units outstanding
  at the end of period                       -              225             704           12,147          61,383

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.72           N/A            N/A
    End of period                          $13.25          $11.76          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $11.39           N/A            N/A
    End of period                          $12.62          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.08          $11.45         $10.94           N/A
    End of period                          $14.59          $13.46          $12.08         $11.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,904           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $17.29          $16.92          $14.98           N/A            N/A
    End of period                          $18.71          $17.29          $16.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.28          $9.62            N/A            N/A
    End of period                          $11.65          $11.09          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                    $16.98          $15.53          $15.32           N/A            N/A
    End of period                          $16.62          $16.98          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                    $20.50          $17.54          $16.61           N/A            N/A
    End of period                          $22.36          $20.50          $17.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.86           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                    $16.73          $16.42          $16.43         $16.39           N/A
    End of period                          $17.42          $16.73          $16.42         $16.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $11.16           N/A            N/A
    End of period                          $12.61          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(881)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $14.20          $11.05          $9.41            N/A            N/A
    End of period                          $15.47          $14.20          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                    $20.89          $19.15          $17.43           N/A            N/A
    End of period                          $21.95          $20.89          $19.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $13.77          $13.70          $13.75         $13.62           N/A
    End of period                          $14.25          $13.77          $13.70         $13.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.71          $15.78         $14.10           N/A
    End of period                          $17.66          $18.63          $16.71         $15.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.64          $13.39         $12.55           N/A
    End of period                          $14.07          $15.51          $13.64         $13.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.56          $11.18         $10.72           N/A
    End of period                          $10.91          $11.54          $10.56         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.60          $10.69         $10.69           N/A
    End of period                          $11.08          $10.70          $10.60         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              192            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                    $5.53           $4.61            N/A             N/A            N/A
    End of period                          $5.62           $5.53            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                    $10.38          $8.23           $8.97           $8.85           N/A
    End of period                          $10.21          $10.38          $8.23           $8.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.09           N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                    $8.93           $7.85           $7.74           $7.44           N/A
    End of period                          $9.02           $8.93           $7.85           $7.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.98           N/A            N/A
    End of period                          $10.86          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                    $16.09          $11.80          $11.00         $10.54           N/A
    End of period                          $17.40          $16.09          $11.80         $11.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.54          $10.44           N/A            N/A
    End of period                          $11.41          $10.90          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $17.64          $14.43          $13.09         $12.39           N/A
    End of period                          $18.95          $17.64          $14.43         $13.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.88          $9.88           N/A
    End of period                          $13.38          $13.55          $11.71         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.18            N/A             N/A            N/A
    End of period                          $11.76          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.41          $9.49            N/A            N/A
    End of period                          $12.30          $10.61          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                    $25.42          $21.62          $18.94           N/A            N/A
    End of period                          $33.47          $25.42          $21.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(804)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                    $12.66          $12.43          $9.30           $8.99           N/A
    End of period                          $12.94          $12.66          $12.43          $9.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.49          $12.38         $11.82           N/A
    End of period                          $15.06          $14.41          $13.49         $12.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              173            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.28          $10.12          $9.64           N/A
    End of period                          $11.75          $11.51          $10.28         $10.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              207            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                    $19.43          $18.23          $17.20         $16.18           N/A
    End of period                          $16.93          $19.43          $18.23         $17.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.87          $12.68         $12.13           N/A
    End of period                          $14.02          $14.72          $12.87         $12.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              168            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.40          $11.13           N/A            N/A
    End of period                          $17.19          $14.78          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.80          $11.05         $10.52           N/A
    End of period                          $13.89          $12.89          $11.80         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.97          $10.81         $10.00           N/A
    End of period                          $14.10          $13.63          $11.97         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             2,363           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.73          $12.78         $12.64           N/A
    End of period                          $13.51          $12.82          $12.73         $12.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.93           N/A
    End of period                           N/A             N/A             N/A           $14.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.64           N/A            N/A
    End of period                          $12.26          $12.74          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.26          $11.61         $10.74           N/A
    End of period                          $14.66          $13.80          $12.26         $11.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.28          $9.93           N/A
    End of period                          $11.28          $10.90          $10.38         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.37          $11.34           N/A            N/A
    End of period                          $14.54          $13.74          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.47         $10.25           N/A
    End of period                          $12.06          $11.50          $10.70         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.96          $11.55         $11.09           N/A
    End of period                          $13.81          $13.06          $11.96         $11.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.82          $20.64           N/A            N/A
    End of period                          $24.10          $23.04          $20.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(923)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.79          $10.77           N/A            N/A
    End of period                          $11.19          $10.98          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                    $19.79          $16.81          $16.61           N/A            N/A
    End of period                          $20.77          $19.79          $16.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $26.01          $23.50          $22.75         $21.82           N/A
    End of period                          $27.87          $26.01          $23.50         $22.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                    $34.10          $32.80          $29.53         $26.99           N/A
    End of period                          $38.90          $34.10          $32.80         $29.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,664           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                    $15.02          $12.85          $12.44         $11.36           N/A
    End of period                          $14.74          $15.02          $12.85         $12.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $15.21          $12.75          $11.84          $9.97           N/A
    End of period                          $16.24          $15.21          $12.75         $11.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $11.73          $11.18          $10.72          $9.99           N/A
    End of period                          $13.21          $11.73          $11.18         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.49          $10.73           N/A            N/A
    End of period                          $12.60          $15.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.06          $11.37           N/A            N/A
    End of period                          $14.55          $13.43          $12.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.83          $15.41         $15.08          $13.47
    End of period                          $18.59          $17.19          $16.83         $15.41          $15.08
  Accumulation units outstanding
  at the end of period                       -               -               47            1,098          1,065

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.25          $9.57           $8.99          $8.56
    End of period                          $11.60          $11.04          $10.25          $9.57          $8.99
  Accumulation units outstanding
  at the end of period                       -               -               55             55              54

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.21          $20.38         $17.57           N/A
    End of period                          $26.14          $22.27          $20.21         $20.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                    $23.76          $23.35          $22.93         $21.11          $18.92
    End of period                          $25.37          $23.76          $23.35         $22.93          $21.11
  Accumulation units outstanding
  at the end of period                       -               -               -              311            318

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.46          $15.10           N/A            N/A
    End of period                          $16.53          $16.89          $15.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.46          $17.50         $15.14          $14.38
    End of period                          $22.24          $20.39          $17.46         $17.50          $15.14
  Accumulation units outstanding
  at the end of period                       -               -               -               -             240

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.95            N/A             N/A            N/A
    End of period                          $10.68          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.83          $10.63           N/A            N/A
    End of period                          $11.33          $12.40          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                    $16.63          $16.33          $16.35         $15.72          $15.57
    End of period                          $17.31          $16.63          $16.33         $16.35          $15.72
  Accumulation units outstanding
  at the end of period                       -               -              918             859            861

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.81           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                    $14.14          $11.01          $9.54           $7.93           N/A
    End of period                          $15.40          $14.14          $11.01          $9.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $20.76          $19.04          $18.43         $16.07          $13.94
    End of period                          $21.80          $20.76          $19.04         $18.43          $16.07
  Accumulation units outstanding
  at the end of period                       -               -               30             30              30

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.63          $13.69         $13.55          $13.76
    End of period                          $14.17          $13.69          $13.63         $13.69          $13.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              56

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.87
    End of period                          $13.76
  Accumulation units outstanding
  at the end of period                     1,672


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $18.55          $16.64          $15.72         $12.96          $11.15
    End of period                          $17.58          $18.55          $16.64         $15.72          $12.96
  Accumulation units outstanding
  at the end of period                       -               -               34             558            313

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                    $15.44          $13.59          $13.34         $11.89          $9.66
    End of period                          $14.00          $15.44          $13.59         $13.34          $11.89
  Accumulation units outstanding
  at the end of period                       -               -             1,313           1,850          1,551

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.53          $11.15          $9.40          $8.25
    End of period                          $10.87          $11.50          $10.53         $11.15          $9.40
  Accumulation units outstanding
  at the end of period                       -              459             523            1,879          1,356

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.59          $10.68         $10.60          $10.83
    End of period                          $11.05          $10.67          $10.59         $10.68          $10.60
  Accumulation units outstanding
  at the end of period                       -               -               83             75              72

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.75            N/A             N/A            N/A
    End of period                          $5.59           $5.51            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $10.35          $8.21           $8.94           $8.94          $8.17
    End of period                          $10.17          $10.35          $8.21           $8.94          $8.94
  Accumulation units outstanding
  at the end of period                       -              515             579            1,949          1,369

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.23          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.66          $11.29         $10.04           N/A
    End of period                          $10.82          $13.46          $11.66         $11.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              709            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                    $16.03          $11.76          $10.97          $8.88           N/A
    End of period                          $17.33          $16.03          $11.76         $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -              470             553             555            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.51          $10.03          $9.61           N/A
    End of period                          $11.37          $10.86          $10.51         $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              371            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $17.60          $14.40          $13.06         $11.48           N/A
    End of period                          $18.90          $17.60          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $11.05           N/A            N/A
    End of period                          $13.35          $13.53          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $10.27           N/A            N/A
    End of period                          $12.28          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $25.34          $21.56          $16.20         $14.37           N/A
    End of period                          $33.34          $25.34          $21.56         $16.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               41             52             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.39          $9.28           $8.10          $7.55
    End of period                          $12.89          $12.62          $12.39          $9.28          $8.10
  Accumulation units outstanding
  at the end of period                       -              537             641            2,123          1,481

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.17           N/A             N/A            N/A
    End of period                          $10.58          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                    $14.37          $13.47          $12.36         $11.30           N/A
    End of period                          $15.02          $14.37          $13.47         $12.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.26          $10.10          $9.52           N/A
    End of period                          $11.72          $11.48          $10.26         $10.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                    $19.36          $18.18          $17.15         $15.66          $12.72
    End of period                          $16.87          $19.36          $18.18         $17.15          $15.66
  Accumulation units outstanding
  at the end of period                       -              294             339            2,050          1,725

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.66         $11.09          $8.85
    End of period                          $13.98          $14.68          $12.84         $12.66          $11.09
  Accumulation units outstanding
  at the end of period                       -               -               44             44             371

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $5.65           $5.31           $5.33           $4.74           N/A
    End of period                          $6.30           $5.65           $5.31           $5.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.39          $12.32           N/A            N/A
    End of period                          $17.16          $14.76          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.80          $10.59           N/A            N/A
    End of period                          $13.87          $12.87          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(813)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.93          $10.78          $9.40          $7.58
    End of period                          $14.05          $13.58          $11.93         $10.78          $9.40
  Accumulation units outstanding
  at the end of period                       -               -               48             836             54

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.71            N/A             N/A            N/A
    End of period                          $9.10           $8.46            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $12.76          $12.67          $12.73         $12.54          $12.30
    End of period                          $13.43          $12.76          $12.67         $12.73          $12.54
  Accumulation units outstanding
  at the end of period                       -               -               43             39              38

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(108)

  Accumulation unit value:
    Beginning of period                    $11.83
    End of period                          $12.30
  Accumulation units outstanding
  at the end of period                      216

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.80          $13.14
    End of period                           N/A             N/A             N/A           $14.12          $13.80
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              35

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.80          $11.93         $11.63           N/A
    End of period                          $12.21          $12.69          $11.80         $11.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               46             42             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.77          $17.41         $16.30          $14.79
    End of period                          $17.93          $19.54          $17.77         $17.41          $16.30
  Accumulation units outstanding
  at the end of period                       -               -               51             496             49

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $7.98           $7.76           $7.11           $6.05           N/A
    End of period                          $7.71           $7.98           $7.76           $7.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.81           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.73          $9.27
    End of period                           N/A             N/A             N/A            $9.82          $9.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,489

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.65           N/A
    End of period                           N/A             N/A             N/A           $10.00           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.54           N/A
    End of period                           N/A             N/A             N/A            $9.85           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.55           N/A
    End of period                           N/A             N/A             N/A            $9.61           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.21          $11.57         $10.57          $10.14
    End of period                          $14.58          $13.73          $12.21         $11.57          $10.57
  Accumulation units outstanding
  at the end of period                       -               -               -              689           1,702

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38          $10.17           N/A            N/A
    End of period                          $11.26          $10.89          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.32          $11.79         $10.67           N/A
    End of period                          $14.47          $13.69          $12.32         $11.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.70          $10.33           N/A            N/A
    End of period                          $12.04          $11.49          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.92          $11.51         $10.80          $9.85
    End of period                          $13.75          $13.01          $11.92         $11.51          $10.80
  Accumulation units outstanding
  at the end of period                       -               -             1,313           1,570          1,238

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $9.72
    End of period                           N/A             N/A             N/A           $10.33          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,776

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $22.91          $20.71          $20.22         $18.74          $15.85
    End of period                          $23.95          $22.91          $20.71         $20.22          $18.74
  Accumulation units outstanding
  at the end of period                       -               -              806            1,205          1,228

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(108)

  Accumulation unit value:
    Beginning of period                    $17.18
    End of period                          $15.85
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.73          $10.72           N/A            N/A
    End of period                          $11.12          $10.92          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                    $19.75          $16.79          $15.95         $14.37           N/A
    End of period                          $20.72          $19.75          $16.79         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                    $25.83          $23.35          $22.62         $21.19          $18.83
    End of period                          $27.67          $25.83          $23.35         $22.62          $21.19
  Accumulation units outstanding
  at the end of period                       -               -               24             24              23

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                    $33.90          $32.63          $29.39         $25.60          $22.38
    End of period                          $38.66          $33.90          $32.63         $29.39          $25.60
  Accumulation units outstanding
  at the end of period                       -               -               18             566            755

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                    $14.97          $12.82          $12.41         $11.07          $9.48
    End of period                          $14.69          $14.97          $12.82         $12.41          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               44            1,322           375

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.68          $11.78         $10.41          $8.32
    End of period                          $16.13          $15.12          $12.68         $11.78          $10.41
  Accumulation units outstanding
  at the end of period                       -               -              897             900            900

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.16          $10.70         $10.00          $8.36
    End of period                          $13.17          $11.70          $11.16         $10.70          $10.00
  Accumulation units outstanding
  at the end of period                       -              867            1,613           2,417          1,484

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(437)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.15          $8.84
    End of period                           N/A             N/A             N/A            $8.91          $9.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             765

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(437)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $10.73           N/A            N/A
    End of period                          $12.59          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              462             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.03          $11.41         $10.98          $9.42
    End of period                          $14.50          $13.39          $12.03         $11.41          $10.98
  Accumulation units outstanding
  at the end of period                       -              234            1,792           1,813          1,536

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $17.10          $16.75          $15.34         $15.02          $13.55
    End of period                          $18.49          $17.10          $16.75         $15.34          $15.02
  Accumulation units outstanding
  at the end of period                       -               -              251             262            212

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.22          $9.55           $8.98          $8.04
    End of period                          $11.56          $11.01          $10.22          $9.55          $8.98
  Accumulation units outstanding
  at the end of period                       -             1,990           3,816           4,422          2,021

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $16.81          $15.38          $15.30         $14.80          $12.63
    End of period                          $16.44          $16.81          $15.38         $15.30          $14.80
  Accumulation units outstanding
  at the end of period                       -             2,484           3,065           3,338           505

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                    $20.29          $17.37          $17.43         $15.09          $13.91
    End of period                          $22.11          $20.29          $17.37         $17.43          $15.09
  Accumulation units outstanding
  at the end of period                       -               -              361             377            310

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.39          $10.83          $10.59           N/A            N/A
    End of period                          $11.31          $12.39          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $16.54          $16.24          $16.28         $15.66          $14.55
    End of period                          $17.20          $16.54          $16.24         $16.28          $15.66
  Accumulation units outstanding
  at the end of period                       -             1,709           13,034         14,372          11,697

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.18          $10.85           N/A            N/A
    End of period                          $12.58          $12.58          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                    $14.07          $10.97          $9.51           $7.98          $6.66
    End of period                          $15.32          $14.07          $10.97          $9.51          $7.98
  Accumulation units outstanding
  at the end of period                       -               -             1,220           1,278           648

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                    $20.65          $18.95          $18.36         $16.00          $14.62
    End of period                          $21.68          $20.65          $18.95         $18.36          $16.00
  Accumulation units outstanding
  at the end of period                       -               -              343             358            295

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.55          $13.62         $13.48          $13.68
    End of period                          $14.08          $13.61          $13.55         $13.62          $13.48
  Accumulation units outstanding
  at the end of period                       -             3,181           7,073           7,409          4,950

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.58          $15.67         $12.92          $10.01
    End of period                          $17.49          $18.47          $16.58         $15.67          $12.92
  Accumulation units outstanding
  at the end of period                       -              361            1,528           2,498          2,308

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.53          $13.30         $11.85          $8.89
    End of period                          $13.93          $15.37          $13.53         $13.30          $11.85
  Accumulation units outstanding
  at the end of period                       -               -              717            2,101          2,272

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.50          $11.12          $9.38          $7.59
    End of period                          $10.83          $11.46          $10.50         $11.12          $9.38
  Accumulation units outstanding
  at the end of period                       -               -             1,716           1,894          8,526

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(296)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.56          $10.66         $10.58          $10.57
    End of period                          $11.01          $10.64          $10.56         $10.66          $10.58
  Accumulation units outstanding
  at the end of period                       -             4,460           6,199           7,821          1,859

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.49           $4.74            N/A             N/A            N/A
    End of period                          $5.57           $5.49            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                    $10.31          $8.18           $8.92           $8.92          $7.67
    End of period                          $10.12          $10.31          $8.18           $8.92          $8.92
  Accumulation units outstanding
  at the end of period                       -               -             4,194           2,306          8,842

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42           N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(338)

  Accumulation unit value:
    Beginning of period                    $8.86           $7.80           $7.69           $7.11          $6.21
    End of period                          $8.94           $8.86           $7.80           $7.69          $7.11
  Accumulation units outstanding
  at the end of period                       -               -             16,015         17,692          13,498

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.62          $11.26         $10.76           N/A
    End of period                          $10.77          $13.41          $11.62         $11.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,480           1,639           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                    $15.98          $11.72          $10.94          $8.78          $7.67
    End of period                          $17.26          $15.98          $11.72         $10.94          $8.78
  Accumulation units outstanding
  at the end of period                       -               -             1,616           1,914          8,230

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.47          $10.47           N/A            N/A
    End of period                          $11.32          $10.82          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                    $17.56          $14.38          $13.05         $11.23          $7.86
    End of period                          $18.84          $17.56          $14.38         $13.05          $11.23
  Accumulation units outstanding
  at the end of period                       -             2,976           7,158           9,322          3,472

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $11.00           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,961           1,772            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.39          $10.40           N/A            N/A
    End of period                          $12.26          $10.59          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(883)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $25.24          $21.49          $16.15         $14.07           N/A
    End of period                          $33.20          $25.24          $21.49         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,319           1,697           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.35          $9.25           $8.09          $7.29
    End of period                          $12.84          $12.57          $12.35          $9.25          $8.09
  Accumulation units outstanding
  at the end of period                       -               -             4,349           5,808          10,395

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(372)

  Accumulation unit value:
    Beginning of period                    $14.34          $13.44          $12.34         $10.96          $9.39
    End of period                          $14.98          $14.34          $13.44         $12.34          $10.96
  Accumulation units outstanding
  at the end of period                       -             2,993           4,310           6,174          1,942

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.24          $10.09          $9.42          $7.85
    End of period                          $11.68          $11.46          $10.24         $10.09          $9.42
  Accumulation units outstanding
  at the end of period                       -             4,093           25,881         27,315          15,509

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                    $19.29          $18.12          $17.11         $15.63          $11.76
    End of period                          $16.80          $19.29          $18.12         $17.11          $15.63
  Accumulation units outstanding
  at the end of period                       -               -             2,050           2,576          5,750

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.65          $12.82          $12.65         $11.08          $9.20
    End of period                          $13.94          $14.65          $12.82         $12.65          $11.08
  Accumulation units outstanding
  at the end of period                       -             2,953           4,365           5,728          1,710

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.63           $5.29           $5.29            N/A            N/A
    End of period                          $6.27           $5.63           $5.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              501             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.38          $11.39         $10.53           N/A
    End of period                          $17.13          $14.75          $15.38         $11.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,251           3,348           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.79          $10.36           N/A            N/A
    End of period                          $13.85          $12.86          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.91          $10.77          $9.39          $6.46
    End of period                          $14.01          $13.55          $11.91         $10.77          $9.39
  Accumulation units outstanding
  at the end of period                       -               -             14,592         14,027          8,808

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.27           $7.79           $7.69          $7.31
    End of period                          $9.08           $8.44           $8.27           $7.79          $7.69
  Accumulation units outstanding
  at the end of period                       -               -             2,001           2,002          2,004

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(385)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.63          $12.69         $12.50          $12.38
    End of period                          $13.37          $12.71          $12.63         $12.69          $12.50
  Accumulation units outstanding
  at the end of period                       -             5,504           23,728         25,650          23,069

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                    $20.64          $18.66          $17.98           N/A            N/A
    End of period                          $18.61          $20.64          $18.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(894)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.74          $12.88
    End of period                           N/A             N/A             N/A           $14.06          $13.74
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            12,666

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.76          $11.89         $11.59           N/A
    End of period                          $12.15          $12.63          $11.76         $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -             3,210           21,135         22,737           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(320)

  Accumulation unit value:
    Beginning of period                    $19.43          $17.67          $17.32         $16.23          $13.55
    End of period                          $17.82          $19.43          $17.67         $17.32          $16.23
  Accumulation units outstanding
  at the end of period                       -              519            1,474           1,501           941

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                    $7.96           $8.58            N/A             N/A            N/A
    End of period                          $7.68           $7.96            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86           N/A
    End of period                           N/A             N/A             N/A            $9.82           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.37          $10.13           N/A            N/A
    End of period                          $11.24          $10.88          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,065            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.28          $11.75         $10.85          $9.49
    End of period                          $14.40          $13.63          $12.28         $11.75          $10.85
  Accumulation units outstanding
  at the end of period                       -               -             57,052         61,597          15,581

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(322)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.87          $11.47         $10.77          $9.30
    End of period                          $13.68          $12.95          $11.87         $11.47          $10.77
  Accumulation units outstanding
  at the end of period                       -               -             41,870         49,410          1,691

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(296)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.60          $20.12         $18.66          $15.41
    End of period                          $23.80          $22.77          $20.60         $20.12          $18.66
  Accumulation units outstanding
  at the end of period                       -             3,717           6,385           6,809          1,768

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(395)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.68          $10.69         $10.91          $11.01
    End of period                          $11.05          $10.85          $10.68         $10.69          $10.91
  Accumulation units outstanding
  at the end of period                       -             3,060           6,741           7,187          3,724

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                    $19.71          $16.76          $15.93         $14.28          $12.05
    End of period                          $20.66          $19.71          $16.76         $15.93          $14.28
  Accumulation units outstanding
  at the end of period                       -               -             2,848           3,290          1,805

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                    $25.70          $23.25          $22.53         $21.09          $19.63
    End of period                          $27.52          $25.70          $23.25         $22.53          $21.09
  Accumulation units outstanding
  at the end of period                       -             1,249           1,303           1,504           268

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                    $33.71          $32.46          $29.25         $25.49          $18.79
    End of period                          $38.41          $33.71          $32.46         $29.25          $25.49
  Accumulation units outstanding
  at the end of period                       -               -             1,154           1,771          2,060

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                    $14.92          $12.78          $12.38         $11.05          $8.24
    End of period                          $14.63          $14.92          $12.78         $12.38          $11.05
  Accumulation units outstanding
  at the end of period                       -             2,446           3,756           4,629          2,554

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(296)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                    $15.03          $12.61          $11.32           N/A            N/A
    End of period                          $16.03          $15.03          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.13          $10.68          $9.99          $8.89
    End of period                          $13.13          $11.67          $11.13         $10.68          $9.99
  Accumulation units outstanding
  at the end of period                       -               -             1,080           1,080          1,080

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.48          $10.82           N/A            N/A
    End of period                          $12.57          $15.22          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.01          $11.39         $10.97          $9.53
    End of period                          $14.46          $13.36          $12.01         $11.39          $10.97
  Accumulation units outstanding
  at the end of period                       -               -              503             503            503

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $17.00          $16.67          $15.27         $14.96          $12.70
    End of period                          $18.39          $17.00          $16.67         $15.27          $14.96
  Accumulation units outstanding
  at the end of period                       -               -               92             96              91

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.99           $8.74           N/A
    End of period                           N/A             N/A            $8.14           $8.99           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.19          $9.53           $8.96          $8.44
    End of period                          $11.52          $10.98          $10.19          $9.53          $8.96
  Accumulation units outstanding
  at the end of period                       -               -              146             147            145

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                    $23.49          $23.10          $22.10           N/A            N/A
    End of period                          $25.05          $23.49          $23.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                    $16.72          $15.31          $15.24         $14.89           N/A
    End of period                          $16.34          $16.72          $15.31         $15.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.29          $17.35         $15.76           N/A
    End of period                          $21.99          $20.18          $17.29         $17.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.83          $10.84           N/A            N/A
    End of period                          $11.35          $12.42          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $16.44          $16.16          $16.20         $15.59          $15.32
    End of period                          $17.08          $16.44          $16.16         $16.20          $15.59
  Accumulation units outstanding
  at the end of period                       -               -              342             342            343

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.18          $10.71           N/A            N/A
    End of period                          $12.56          $12.57          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                    $14.01          $10.92          $9.48           $7.96          $6.34
    End of period                          $15.25          $14.01          $10.92          $9.48          $7.96
  Accumulation units outstanding
  at the end of period                       -               -              756             756            756

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $20.58          $18.85          $18.89           N/A            N/A
    End of period                          $21.62          $20.58          $18.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                    $13.53          $13.48          $13.55         $13.43          $14.04
    End of period                          $13.99          $13.53          $13.48         $13.55          $13.43
  Accumulation units outstanding
  at the end of period                       -               -             1,099           1,099          1,099

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $18.39          $16.52          $15.62         $12.88          $10.85
    End of period                          $17.41          $18.39          $16.52         $15.62          $12.88
  Accumulation units outstanding
  at the end of period                       -               -              456             472            472

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.48          $13.25         $11.82          $9.37
    End of period                          $13.86          $15.31          $13.48         $13.25          $11.82
  Accumulation units outstanding
  at the end of period                       -               -              542             543            543

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.46          $11.09          $9.36          $8.80
    End of period                          $10.78          $11.42          $10.46         $11.09          $9.36
  Accumulation units outstanding
  at the end of period                       -               -               -             8,949          8,704

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(468)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.54          $10.64         $10.57          $10.79
    End of period                          $10.98          $10.62          $10.54         $10.64          $10.57
  Accumulation units outstanding
  at the end of period                       -               -              163             155            153

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.47           $4.72            N/A             N/A            N/A
    End of period                          $5.55           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                    $10.27          $8.15           $8.89           $8.39           N/A
    End of period                          $10.08          $10.27          $8.15           $8.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,770           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.41           N/A             N/A            N/A
    End of period                          $10.21          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                    $8.84           $7.78           $7.68           $7.10          $6.31
    End of period                          $8.91           $8.84           $7.78           $7.68          $7.10
  Accumulation units outstanding
  at the end of period                       -               -               -              60              60

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                    $15.92          $11.69          $10.91          $8.76          $7.49
    End of period                          $17.19          $15.92          $11.69         $10.91          $8.76
  Accumulation units outstanding
  at the end of period                       -               -              642            2,059           642

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.44          $9.98           $9.86           N/A
    End of period                          $11.27          $10.78          $10.44          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                    $17.52          $14.35          $13.03         $11.22          $8.75
    End of period                          $18.79          $17.52          $14.35         $13.03          $11.22
  Accumulation units outstanding
  at the end of period                       -               -              116             122            127

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.49           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.39          $9.90            N/A            N/A
    End of period                          $12.24          $10.57          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(860)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $25.14          $21.42          $16.11         $14.19           N/A
    End of period                          $33.05          $25.14          $21.42         $16.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.31          $9.23           $8.35           N/A
    End of period                          $12.78          $12.52          $12.31          $9.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,681           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.41          $12.32         $10.95          $9.70
    End of period                          $14.93          $14.30          $13.41         $12.32          $10.95
  Accumulation units outstanding
  at the end of period                       -               -               79             103            104

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.22          $10.07          $9.41          $8.70
    End of period                          $11.65          $11.43          $10.22         $10.07          $9.41
  Accumulation units outstanding
  at the end of period                       -               -              101             98              98

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                    $19.22          $18.06          $17.06         $15.39           N/A
    End of period                          $16.72          $19.22          $18.06         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              932            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.79          $12.63         $11.07          $9.70
    End of period                          $13.90          $14.61          $12.79         $12.63          $11.07
  Accumulation units outstanding
  at the end of period                       -               -               82             121            122

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.61           $5.28           $5.28            N/A            N/A
    End of period                          $6.24           $5.61           $5.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.37          $12.13           N/A            N/A
    End of period                          $17.11          $14.73          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $10.72           N/A            N/A
    End of period                          $13.82          $12.84          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.89          $10.75          $9.38          $7.18
    End of period                          $13.95          $13.50          $11.89         $10.75          $9.38
  Accumulation units outstanding
  at the end of period                       -               -              821             877            880

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.58          $12.65         $12.46          $12.28
    End of period                          $13.31          $12.65          $12.58         $12.65          $12.46
  Accumulation units outstanding
  at the end of period                       -               -              914            1,315          1,314

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(264)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.57          $18.02           N/A            N/A
    End of period                          $18.58          $20.59          $18.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.68          $12.76
    End of period                           N/A             N/A             N/A           $13.99          $13.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             125

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.71          $11.85         $11.56           N/A
    End of period                          $12.13          $12.59          $11.71         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               85             150            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.58          $17.24         $16.16          $14.54
    End of period                          $17.71          $19.31          $17.58         $17.24          $16.16
  Accumulation units outstanding
  at the end of period                       -               -              331             331            331

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.96           N/A
    End of period                           N/A             N/A             N/A            $9.97           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.68          $7.67
    End of period                           N/A             N/A             N/A            $9.79          $9.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            25,487

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(198)

  Accumulation unit value:
    Beginning of period                    $7.44
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                     21,844


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.12          $11.50         $10.51          $8.48
    End of period                          $14.45          $13.62          $12.12         $11.50          $10.51
  Accumulation units outstanding
  at the end of period                       -               -               -            33,795            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.17           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.23          $11.71         $10.95           N/A
    End of period                          $14.33          $13.57          $12.23         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.33           N/A            N/A
    End of period                          $12.00          $11.46          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.83          $11.43         $10.74          $9.98
    End of period                          $13.61          $12.89          $11.83         $11.43          $10.74
  Accumulation units outstanding
  at the end of period                       -               -               -             8,752           114

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.40           N/A
    End of period                           N/A             N/A             N/A           $10.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.50          $20.03         $18.58          $16.72
    End of period                          $23.65          $22.64          $20.50         $20.03          $18.58
  Accumulation units outstanding
  at the end of period                       -               -               95             93              95

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.61          $10.60           N/A            N/A
    End of period                          $10.97          $10.78          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                    $19.67          $16.73          $15.92         $14.27          $11.84
    End of period                          $20.61          $19.67          $16.73         $15.92          $14.27
  Accumulation units outstanding
  at the end of period                       -               -             1,212           1,212          1,212

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $25.56          $23.13          $22.43         $21.00          $18.07
    End of period                          $27.35          $25.56          $23.13         $22.43          $21.00
  Accumulation units outstanding
  at the end of period                       -               -               87             87              86

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $33.51          $32.29          $29.11         $25.38          $20.98
    End of period                          $38.17          $33.51          $32.29         $29.11          $25.38
  Accumulation units outstanding
  at the end of period                       -               -              484             486            488

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $14.87          $12.75          $12.36         $11.03          $9.19
    End of period                          $14.58          $14.87          $12.75         $12.36          $11.03
  Accumulation units outstanding
  at the end of period                       -               -              123             161            165

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $14.94          $12.55          $11.67         $10.32          $8.48
    End of period                          $15.93          $14.94          $12.55         $11.67          $10.32
  Accumulation units outstanding
  at the end of period                       -               -             1,132           1,200          1,109

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                    $11.67          $11.12          $11.23           N/A            N/A
    End of period                          $13.12          $11.67          $11.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.48          $10.95           N/A            N/A
    End of period                          $12.55          $15.21          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $13.32          $11.98          $10.76           N/A            N/A
    End of period                          $14.41          $13.32          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.58          $15.20         $14.90          $12.99
    End of period                          $18.28          $16.91          $16.58         $15.20          $14.90
  Accumulation units outstanding
  at the end of period                       -               -              153             169            166

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.16          $9.50           $8.94          $8.32
    End of period                          $11.47          $10.94          $10.16          $9.50          $8.94
  Accumulation units outstanding
  at the end of period                       -               -              247             265            274

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(564)

  Accumulation unit value:
    Beginning of period                    $16.64          $15.24          $15.18         $14.81           N/A
    End of period                          $16.25          $16.64          $15.24         $15.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                    $20.08          $17.21          $17.28         $14.98          $11.80
    End of period                          $21.86          $20.08          $17.21         $17.28          $14.98
  Accumulation units outstanding
  at the end of period                       -               -             3,702           4,126            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.82          $10.47           N/A            N/A
    End of period                          $11.28          $12.37          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $16.34          $16.07          $16.12         $15.52          $14.85
    End of period                          $16.98          $16.34          $16.07         $16.12          $15.52
  Accumulation units outstanding
  at the end of period                       -               -               99             99            3,703

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                    $13.95          $10.88          $9.22            N/A            N/A
    End of period                          $15.17          $13.95          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $20.41          $18.75          $18.18         $15.86          $13.83
    End of period                          $21.41          $20.41          $18.75         $18.18          $15.86
  Accumulation units outstanding
  at the end of period                       -               -              135             149            156

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.41          $13.49         $13.37          $13.24
    End of period                          $13.90          $13.45          $13.41         $13.49          $13.37
  Accumulation units outstanding
  at the end of period                       -               -              176             174            180

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.45          $15.56         $12.85          $11.45
    End of period                          $17.32          $18.31          $16.45         $15.56          $12.85
  Accumulation units outstanding
  at the end of period                       -               -             4,237           4,724           195

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.43          $13.21         $11.78          $9.24
    End of period                          $13.79          $15.24          $13.43         $13.21          $11.78
  Accumulation units outstanding
  at the end of period                       -               -             1,542           1,638          1,600

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.43          $11.06          $9.34          $6.69
    End of period                          $10.73          $11.37          $10.43         $11.06          $9.34
  Accumulation units outstanding
  at the end of period                       -               -             9,990          10,112          11,087

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(302)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.52          $10.63         $10.56          $10.56
    End of period                          $10.95          $10.59          $10.52         $10.63          $10.56
  Accumulation units outstanding
  at the end of period                       -             1,820           16,545         24,036          15,066

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.45           $4.71            N/A             N/A            N/A
    End of period                          $5.52           $5.45            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $10.23          $8.13           $8.87           $8.87          $6.57
    End of period                          $10.04          $10.23          $8.13           $8.87          $8.87
  Accumulation units outstanding
  at the end of period                       -               -             13,045         12,338          18,184

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.41           N/A             N/A            N/A
    End of period                          $10.20          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                    $15.86          $11.65          $10.88          $8.74          $6.06
    End of period                          $17.11          $15.86          $11.65         $10.88          $8.74
  Accumulation units outstanding
  at the end of period                       -               -             9,834          11,194          11,130

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.40          $10.40           N/A            N/A
    End of period                          $11.23          $10.76          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $17.47          $14.32          $13.01         $11.21          $7.93
    End of period                          $18.73          $17.47          $14.32         $13.01          $11.21
  Accumulation units outstanding
  at the end of period                       -             1,648           22,924         27,894          20,921

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                    $13.49          $11.69          $10.88           N/A            N/A
    End of period                          $13.29          $13.49          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.73            N/A             N/A            N/A
    End of period                          $11.72          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1145)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                    $25.05          $21.35          $16.07         $15.67           N/A
    End of period                          $32.92          $25.05          $21.35         $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,800           4,235           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.27          $9.20           $8.05          $6.87
    End of period                          $12.73          $12.47          $12.27          $9.20          $8.05
  Accumulation units outstanding
  at the end of period                       -               -             8,981          12,424          12,064

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(302)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.39          $12.31         $10.94          $8.06
    End of period                          $14.89          $14.27          $13.39         $12.31          $10.94
  Accumulation units outstanding
  at the end of period                       -             1,684           22,807         27,991          20,571

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(302)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.20          $10.06          $9.41          $7.53
    End of period                          $11.61          $11.40          $10.20         $10.06          $9.41
  Accumulation units outstanding
  at the end of period                       -             2,006           25,607         31,768          23,332

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(302)

  Accumulation unit value:
    Beginning of period                    $19.15          $18.00          $17.01         $15.56          $10.86
    End of period                          $16.65          $19.15          $18.00         $17.01          $15.56
  Accumulation units outstanding
  at the end of period                       -               -             6,556           7,572          6,930

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(302)

  Accumulation unit value:
    Beginning of period                    $14.57          $12.77          $12.61         $11.06          $7.57
    End of period                          $13.86          $14.57          $12.77         $12.61          $11.06
  Accumulation units outstanding
  at the end of period                       -             1,663           23,516         28,579          21,341

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                    $5.59           $5.26           $5.26            N/A            N/A
    End of period                          $6.22           $5.59           $5.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.36          $13.60           N/A            N/A
    End of period                          $17.08          $14.71          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $11.00           N/A            N/A
    End of period                          $13.80          $12.83          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.86          $10.73          $9.37          $7.65
    End of period                          $13.91          $13.47          $11.86         $10.73          $9.37
  Accumulation units outstanding
  at the end of period                       -               -              218             248            270

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.24           $7.77           $7.85           N/A
    End of period                          $9.02           $8.39           $8.24           $7.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.53          $12.61         $12.42          $12.66
    End of period                          $13.24          $12.60          $12.53         $12.61          $12.42
  Accumulation units outstanding
  at the end of period                       -               -              668             688           5,028

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.62          $12.79
    End of period                           N/A             N/A             N/A           $13.93          $13.62
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,166

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.66          $11.81         $11.52           N/A
    End of period                          $12.03          $12.52          $11.66         $11.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,277           1,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                    $7.90           $7.70           $6.81            N/A            N/A
    End of period                          $7.62           $7.90           $7.70            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.36          $10.17           N/A            N/A
    End of period                          $11.20          $10.85          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(302)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.78          $11.39         $10.71          $9.32
    End of period                          $13.55          $12.84          $11.78         $11.39          $10.71
  Accumulation units outstanding
  at the end of period                       -               -              753            8,121          10,337

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(302)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.39          $19.93         $18.50          $16.63
    End of period                          $23.50          $22.51          $20.39         $19.93          $18.50
  Accumulation units outstanding
  at the end of period                       -               -              279             295            317

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.56          $10.59         $10.61           N/A
    End of period                          $10.91          $10.73          $10.56         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -             43,426            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(699)

  Accumulation unit value:
    Beginning of period                    $19.62          $16.70          $15.90         $15.29           N/A
    End of period                          $20.55          $19.62          $16.70         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,897           4,343           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                    $25.41          $23.00          $22.32         $20.91          $17.92
    End of period                          $27.17          $25.41          $23.00         $22.32          $20.91
  Accumulation units outstanding
  at the end of period                       -               -              459             487            513

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $33.32          $32.11          $28.97         $25.27          $23.80
    End of period                          $37.93          $33.32          $32.11         $28.97          $25.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,301

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.71          $12.33         $11.01          $9.01
    End of period                          $14.52          $14.82          $12.71         $12.33          $11.01
  Accumulation units outstanding
  at the end of period                       -               -             1,061           1,125          1,039

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                       Jackson National Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         Fifth Third       Fifth Third       Fifth Third      Fifth Third         JNL/AIM
                                           Balanced     Disciplined Value      Mid Cap      Quality Growth     International
                                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio
                                        -------------   -----------------   -------------   --------------   ----------------
Assets
Investments, at value (a)                    $ -               $ -               $ -              $ -          $ 203,284,802
Receivables:
   Dividend receivable                         -                 -                 -                -                      -
   Investment securities sold                  -                 -                 -                -                473,905
   Sub-account units sold                      -                 -                 -                -                341,968
                                             ---               ---               ---              ---          -------------
Total assets                                   -                 -                 -                -            204,100,675
                                             ---               ---               ---              ---          -------------
Liabilities
Payables:
   Investment securities purchased             -                 -                 -                -                341,968
   Sub-account units redeemed                  -                 -                 -                -                446,333
   Insurance fees due to Jackson               -                 -                 -                -                 27,572
                                             ---               ---               ---              ---          -------------
Total liabilities                              -                 -                 -                -                815,873
                                             ---               ---               ---              ---          -------------
Net assets (Note 6)                          $ -               $ -               $ -              $ -          $ 203,284,802
------------------------------------         ===               ===               ===              ===          =============

(a) Investment shares                          -                 -                 -                -             12,915,172
    Investments at cost                      $ -               $ -               $ -              $ -          $ 176,436,681

                                                                                                                  JNL/Capital
                                           JNL/AIM           JNL/AIM          JNL/AIM                           Guardian Global
                                           Large Cap       Real Estate       Small Cap           JNL/Alger          Balanced
                                       Growth Portfolio     Portfolio     Growth Portfolio   Growth Portfolio       Portfolio
                                       ----------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)                $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
Receivables:
   Dividend receivable                               -                -                -             -                       -
   Investment securities sold                  309,103          480,676          168,137             -                 194,059
   Sub-account units sold                      383,261          476,807          188,960             -                 532,506
                                         -------------    -------------     ------------           ---           -------------
Total assets                               194,591,167      135,143,477       69,574,969             -             184,709,863
                                         -------------    -------------     ------------           ---           -------------
Liabilities
Payables:
   Investment securities purchased             383,261          476,807          188,960             -                 532,506
   Sub-account units redeemed                  282,636          461,901          158,741             -                 169,518
   Insurance fees due to Jackson                26,467           18,775            9,396             -                  24,541
                                         -------------    -------------     ------------           ---           -------------
Total liabilities                              692,364          957,483          357,097             -                 726,565
                                         -------------    -------------     ------------           ---           -------------
Net assets (Note 6)                      $ 193,898,803    $ 134,185,994     $ 69,217,872           $ -           $ 183,983,298
------------------------------------     =============    =============     ============           ===           =============

(a) Investment shares                       12,987,194       10,786,655        4,670,572             -              15,396,092
    Investments at cost                  $ 175,291,293    $ 159,782,960     $ 66,056,744           $ -           $ 171,461,773

                    See notes to the financial statements.                     2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global           Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified       International Small   Growth Equity       Resources         Long/Short
                                       Research Portfolio      Cap Portfolio        Portfolio         Portfolio         Portfolio
                                       ------------------   -------------------   -------------   -----------------   -------------
Assets
Investments, at value (a)                 $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
Receivables:
   Dividend receivable                                -                   -                   -                 -                 -
   Investment securities sold                   232,326               1,798             257,159           438,945            24,882
   Sub-account units sold                       409,597             101,998             281,893         1,304,882           116,441
                                          -------------         -----------       -------------     -------------      ------------
Total assets                                156,048,117           2,089,725         152,165,316       296,539,366        19,388,655
                                          -------------         -----------       -------------     -------------      ------------
Liabilities
Payables:
   Investment securities purchased              409,597             101,998             281,893         1,304,882           116,441
   Sub-account units redeemed                   212,550               1,500             238,286           395,440            22,081
   Insurance fees due to Jackson                 19,776                 298              18,873            43,505             2,801
                                          -------------         -----------       -------------     -------------      ------------
Total liabilities                               641,923             103,796             539,052         1,743,827           141,323
                                          -------------         -----------       -------------     -------------      ------------
Net assets (Note 6)                       $ 155,406,194         $ 1,985,929       $ 151,626,264     $ 294,795,539      $ 19,247,332
------------------------------------      =============         ===========       =============     =============      ============

(a) Investment shares                         5,827,004             201,209           6,403,136        21,208,312         1,773,948
    Investments at cost                   $ 137,669,315         $ 1,970,999       $ 135,676,159     $ 273,189,660      $ 18,830,857

                                                                                                   JNL/Franklin
                                            JNL/Eagle         JNL/Eagle          JNL/Franklin        Templeton       JNL/Franklin
                                           Core Equity     SmallCap Equity    Templeton Founding   Global Growth      Templeton
                                            Portfolio         Portfolio       Strategy Portfolio     Portfolio     Income Portfolio
                                         --------------    ---------------    ------------------   -------------   ----------------
Assets
Investments, at value (a)                 $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
Receivables:
   Dividend receivable                               -                  -                    -                 -                 -
   Investment securities sold                   64,155            162,598              956,330            59,262           476,755
   Sub-account units sold                       27,960            141,041            4,561,615           193,047           658,174
                                          ------------      -------------        -------------      ------------     -------------
Total assets                                70,346,258        159,505,087          768,003,038        47,447,658       253,439,114
                                          ------------      -------------        -------------      ------------     -------------
Liabilities
Payables:
   Investment securities purchased              27,960            141,041            4,561,615           193,047           658,174
   Sub-account units redeemed                   55,150            141,009              849,941            52,733           441,531
   Insurance fees due to Jackson                 9,005             21,589              106,389             6,529            35,224
                                          ------------      -------------        -------------      ------------     -------------
Total liabilities                               92,115            303,639            5,517,945           252,309         1,134,929
                                          ------------      -------------        -------------      ------------     -------------
Net assets (Note 6)                       $ 70,254,143      $ 159,201,448        $ 762,485,093      $ 47,195,349     $ 252,304,185
------------------------------------      ============      =============        =============      ============     =============

(a) Investment shares                        4,835,110          7,679,761           75,568,394         4,724,259        23,960,511
    Investments at cost                   $ 71,831,201      $ 166,931,178        $ 778,634,709      $ 48,563,904     $ 262,109,040

                    See notes to the financial statements.                     3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                           JNL/Franklin          JNL/             JNL/              JNL/
                                         JNL/Franklin        Templeton       Goldman Sachs    Goldman Sachs    Goldman Sachs
                                       Templeton Mutual      Small Cap        Core Plus          Mid Cap       Short Duration
                                       Shares Portfolio   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                       ----------------   ---------------   --------------   ---------------   --------------
Assets
Investments, at value (a)                $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
Receivables:
   Dividend receivable                              -                  -                 -                -                -
   Investment securities sold                 148,145            110,057           680,101           92,009           63,580
   Sub-account units sold                     465,075            266,245           388,094          173,748          149,787
                                         ------------       ------------     -------------     ------------     ------------
Total assets                               71,660,549         57,526,745       330,865,783       89,674,926       66,178,986
                                         ------------       ------------     -------------     ------------     ------------
Liabilities
Payables:
   Investment securities purchased            465,075            266,245           388,094          173,748          149,787
   Sub-account units redeemed                 138,295            102,009           635,299           79,612           54,226
   Insurance fees due to Jackson                9,850              8,048            44,802           12,397            9,354
                                         ------------       ------------     -------------     ------------     ------------
Total liabilities                             613,220            376,302         1,068,195          265,757          213,367
                                         ------------       ------------     -------------     ------------     ------------
Net assets (Note 6)                      $ 71,047,329       $ 57,150,443     $ 329,797,588     $ 89,409,169     $ 65,965,619
------------------------------------     ============       ============     =============     ============     ============

(a) Investment shares                       7,090,552          5,022,007        27,460,249        6,974,194        6,288,429
    Investments at cost                  $ 72,810,012       $ 63,220,078     $ 317,304,358     $ 91,177,700     $ 66,233,259

                                                                           JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan    U.S. Government      JNL/Lazard        JNL/Lazard
                                        International    MidCap Growth    & Quality Bond    Emerging Markets       Mid Cap
                                       Value Portfolio     Portfolio        Portfolio           Portfolio      Value Portfolio
                                       ---------------   -------------   ----------------   ----------------   ---------------
Assets
Investments, at value (a)               $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
Receivables:
   Dividend receivable                              -                -                 -                  -                 -
   Investment securities sold                 951,450          148,526         2,443,757            523,506           398,477
   Sub-account units sold                     597,717          161,225           200,893          1,259,644           289,388
                                        -------------    -------------     -------------      -------------     -------------
Total assets                              397,956,322      133,352,134       193,503,351        245,543,152       215,339,793
                                        -------------    -------------     -------------      -------------     -------------
Liabilities
Payables:
   Investment securities purchased            597,717          161,225           200,893          1,259,644           289,388
   Sub-account units redeemed                 895,816          131,704         2,418,447            488,890           368,883
   Insurance fees due to Jackson               55,634           16,822            25,310             34,616            29,594
                                        -------------    -------------     -------------      -------------     -------------
Total liabilities                           1,549,167          309,751         2,644,650          1,783,150           687,865
                                        -------------    -------------     -------------      -------------     -------------
Net assets (Note 6)                     $ 396,407,155    $ 133,042,383     $ 190,858,701      $ 243,760,002     $ 214,651,928
------------------------------------    =============    =============     =============      =============     =============

(a) Investment shares                      27,624,192        6,628,918        16,257,130         16,845,888        18,714,205
    Investments at cost                 $ 368,977,053    $ 114,687,247     $ 187,399,255      $ 222,560,389     $ 260,145,910

                    See notes to the financial statements.                     4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/Lazard
                                         Small Cap          JNL/MCM                         JNL/MCM           JNL/MCM
                                           Value            10 x 10         JNL/MCM        Bond Index     Communications
                                         Portfolio         Portfolio      25 Portfolio     Portfolio     Sector Portfolio
                                       -------------     ------------    -------------   -------------   ----------------
Assets
Investments, at value (a)              $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
Receivables:
   Dividend receivable                             -                -                -               -                -
   Investment securities sold                145,281           51,205          922,492         725,714          214,307
   Sub-account units sold                    204,268          465,662        1,352,305         868,625          172,501
                                       -------------     ------------    -------------   -------------     ------------
Total assets                             111,518,001       51,381,026      692,019,071     304,945,951       82,392,428
                                       -------------     ------------    -------------   -------------     ------------
Liabilities
Payables:
   Investment securities purchased           204,268          465,662        1,352,305         868,625          172,501
   Sub-account units redeemed                130,362           44,014          828,142         682,841          202,683
   Insurance fees due to Jackson              14,919            7,191           94,350          42,873           11,624
                                       -------------     ------------    -------------   -------------     ------------
Total liabilities                            349,549          516,867        2,274,797       1,594,339          386,808
                                       -------------     ------------    -------------   -------------     ------------
Net assets (Note 6)                    $ 111,168,452     $ 50,864,159    $ 689,744,274   $ 303,351,612     $ 82,005,620
----------------------------------     =============     ============    =============   =============     ============

(a) Investment shares                     10,782,585        5,127,435       52,056,172      27,182,044       14,187,824
    Investments at cost                $ 135,829,098     $ 52,301,379    $ 657,801,532   $ 297,773,608     $ 86,395,605

                                                                                            JNL/MCM
                                          JNL/MCM          JNL/MCM         JNL/MCM          Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10       Dow Dividend    S&P 500 Stock        Financial
                                     Sector Portfolio     Portfolio       Portfolio     Index Portfolio   Sector Portfolio
                                     ----------------   -------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)              $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
Receivables:
   Dividend receivable                            -                 -               -                -                 -
   Investment securities sold                18,191           897,070       2,125,187          111,648           100,098
   Sub-account units sold                    10,470         1,173,175       1,233,067          197,199           287,592
                                       ------------     -------------   -------------     ------------      ------------
Total assets                             17,987,479       817,616,870     384,446,197       79,458,161        52,027,645
                                       ------------     -------------   -------------     ------------      ------------
Liabilities
Payables:
   Investment securities purchased           10,470         1,173,175       1,233,067          197,199           287,592
   Sub-account units redeemed                15,735           786,032       2,072,635          100,680            92,910
   Insurance fees due to Jackson              2,456           111,038          52,552           10,968             7,188
                                       ------------     -------------   -------------     ------------      ------------
Total liabilities                            28,661         2,070,245       3,358,254          308,847           387,690
                                       ------------     -------------   -------------     ------------      ------------
Net assets (Note 6)                    $ 17,958,818     $ 815,546,625   $ 381,087,943     $ 79,149,314      $ 51,639,955
----------------------------------     ============     =============   =============     ============      ============

(a) Investment shares                     1,625,232        63,516,092      35,318,623        9,045,636         4,171,240
    Investments at cost                $ 19,491,286     $ 699,415,994   $ 409,797,676     $ 79,303,390      $ 59,324,735

                    See notes to the financial statements.                     5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                         JNL/MCM            JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM
                                        Global 15         Healthcare         Index 5      International         JNL 5
                                        Portfolio      Sector Portfolio     Portfolio    Index Portfolio      Portfolio
                                     ---------------   ----------------   ------------   ---------------   ---------------
Assets
Investments, at value (a)            $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
Receivables:
   Dividend receivable                             -                 -               -                -                  -
   Investment securities sold              2,417,855           166,726          30,029          774,439          7,586,932
   Sub-account units sold                  1,652,993           147,711         435,474          535,573         12,009,604
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total assets                           1,312,425,368       106,833,154      28,385,171      556,192,635      5,228,463,739
                                     ---------------   ----------------   ------------   ---------------   ---------------
Liabilities
Payables:
   Investment securities purchased         1,652,993           147,711         435,474          535,573         12,009,604
   Sub-account units redeemed              2,237,263           152,006          26,219          696,935          6,868,127
   Insurance fees due to Jackson             180,592            14,720           3,810           77,504            718,805
                                     ---------------   ----------------   ------------   ---------------   ---------------
Total liabilities                          4,070,848           314,437         465,503        1,310,012         19,596,536
                                     ---------------   ----------------   ------------   ---------------   ---------------
Net assets (Note 6)                  $ 1,308,354,520     $ 106,518,717    $ 27,919,668    $ 554,882,623    $ 5,208,867,203
----------------------------------   ===============   ================   ============    =============    ===============

(a) Investment shares                     59,769,508         7,984,911       2,791,967       31,617,243        366,048,293
    Investments at cost              $   968,450,035     $ 103,855,014    $ 28,056,644    $ 485,429,467    $ 5,011,342,628

                                        JNL/MCM         JNL/MCM            JNL/MCM             JNL/MCM          JNL/MCM
                                     JNL Optimized     Nasdaq 25     NYSE International       Oil & Gas          S&P 10
                                      5 Portfolio      Portfolio        25 Portfolio      Sector Portfolio     Portfolio
                                     -------------   -------------   ------------------   ----------------   -------------
Assets
Investments, at value (a)            $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
Receivables:
   Dividend receivable                           -               -                 -                    -                -
   Investment securities sold              600,816         238,953            91,931            1,051,701        1,352,090
   Sub-account units sold                2,282,394         396,125           458,730            1,239,148          709,639
                                     -------------   -------------      ------------        -------------    -------------
Total assets                           378,682,663     107,019,614        64,111,649          446,099,060      835,554,772
                                     -------------   -------------      ------------        -------------    -------------
Liabilities
Payables:
   Investment securities purchased       2,282,394         396,125           458,730            1,239,148          709,639
   Sub-account units redeemed              548,452         223,513            83,081              988,282        1,238,393
   Insurance fees due to Jackson            52,364          15,440             8,850               63,419          113,697
                                     -------------   -------------      ------------        -------------    -------------
Total liabilities                        2,883,210         635,078           550,661            2,290,849        2,061,729
                                     -------------   -------------      ------------        -------------    -------------
Net assets (Note 6)                  $ 375,799,453   $ 106,384,536      $ 63,560,988        $ 443,808,211    $ 833,493,043
----------------------------------   =============   =============      ============        =============    =============

(a) Investment shares                   31,342,740       7,927,313         5,629,848           12,050,182       51,197,361
    Investments at cost              $ 366,395,299   $  93,752,130      $ 62,619,762        $ 375,905,702    $ 685,350,188

                     See notes to the financial statements.                    6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                        JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                        S&P 24       S&P 400 MidCap       S&P 500         S&P SMid     Select Small-Cap
                                       Portfolio    Index Portfolio   Index Portfolio   60 Portfolio       Portfolio
                                     ------------   ---------------   ---------------   ------------   ----------------
Assets
Investments, at value (a)            $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
Receivables:
   Dividend receivable                          -                -                 -               -                 -
   Investment securities sold              32,154          492,250           729,272          90,756           787,604
   Sub-account units sold                  17,550          372,949           750,123         305,751         1,952,104
                                     ------------    -------------     -------------    ------------     -------------
Total assets                           22,775,506      414,955,612       562,525,477      32,843,367       631,184,884
                                     ------------    -------------     -------------    ------------     -------------

Liabilities
Payables:
   Investment securities purchased         17,550          372,949           750,123         305,751         1,952,104
   Sub-account units redeemed              28,906          434,279           650,935          86,176           701,799
   Insurance fees due to Jackson            3,248           57,971            78,337           4,580            85,805
                                     ------------    -------------     -------------    ------------     -------------
Total liabilities                          49,704          865,199         1,479,395         396,507         2,739,708
                                     ------------    -------------     -------------    ------------     -------------
Net assets (Note 6)                  $ 22,725,802    $ 414,090,413     $ 561,046,082    $ 32,446,860     $ 628,445,176
----------------------------------   ============    =============     =============    ============     =============

(a) Investment shares                   2,051,065       28,016,943        45,392,078       3,746,751        32,782,743
    Investments at cost              $ 21,414,120    $ 402,247,547     $ 503,869,920    $ 35,450,344     $ 667,122,289

                                                                                                                 JNL/
                                         JNL/MCM            JNL/MCM           JNL/MCM                        Oppenheimer
                                        Small Cap         Technology       Value Line 30       JNL/MCM      Global Growth
                                     Index Portfolio   Sector Portfolio      Portfolio      VIP Portfolio     Portfolio
                                     ---------------   ----------------   ---------------   -------------   -------------
Assets
Investments, at value (a)             $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
Receivables:
   Dividend receivable                            -                 -                   -               -               -
   Investment securities sold               395,712           170,681          11,558,692       7,924,448         287,100
   Sub-account units sold                   738,034           371,028           2,598,307       1,318,999         492,653
                                      -------------      ------------     ---------------   -------------   -------------
Total assets                            317,806,914       100,305,106       1,113,896,989     431,533,775     197,378,337
                                      -------------      ------------     ---------------   -------------   -------------

Liabilities
Payables:
   Investment securities purchased          738,034           371,028           2,598,307       1,318,999         492,653
   Sub-account units redeemed               351,117           156,758          11,403,442       7,864,569         260,505
   Insurance fees due to Jackson             44,595            13,923             155,250          59,879          26,595
                                      -------------      ------------     ---------------   -------------   -------------
Total liabilities                         1,133,746           541,709          14,156,999       9,243,447         779,753
                                      -------------      ------------     ---------------   -------------   -------------
Net assets (Note 6)                   $ 316,673,168      $ 99,763,397     $ 1,099,739,990   $ 422,290,328   $ 196,598,584
----------------------------------    =============      ============     ===============   =============   =============

(a) Investment shares                    23,405,260        12,990,026          58,621,535      29,043,351      13,132,838
    Investments at cost               $ 322,529,444      $ 94,537,027     $   925,741,532   $ 372,416,200   $ 178,667,570

                     See notes to the financial statements.                    7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                                                                JNL/            JNL/
                                               JNL/           JNL/PIMCO       JNL/PIMCO      PPM America     PPM America
                                            Oppenheimer      Real Return    Total Return     Core Equity     High Yield
                                         Growth Portfolio     Portfolio    Bond Portfolio     Portfolio    Bond Portfolio
                                         ----------------   ------------   --------------   ------------   ---------------
Assets
Investments, at value (a)                       $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
Receivables:
   Dividend receivable                            -                    -                -                               -
   Investment securities sold                     -              145,666        1,144,468         71,789          292,585
   Sub-account units sold                         -              375,410        2,855,433         30,740          208,631
                                                ---         ------------    -------------   ------------    -------------
Total assets                                      -           75,910,850      602,011,452     75,873,279      267,990,940
                                                ---         ------------    -------------   ------------    -------------

Liabilities
Payables:
   Investment securities purchased                -              375,410        2,855,433         30,740          208,631
   Sub-account units redeemed                     -              135,456        1,063,306         62,783          256,121
   Insurance fees due to Jackson                  -               10,210           81,162          9,006           36,464
                                                ---         ------------    -------------   ------------    -------------
Total liabilities                                 -              521,076        3,999,901        102,529          501,216
                                                ---         ------------    -------------   ------------    -------------
Net assets (Note 6)                             $ -         $ 75,389,774    $ 598,011,551   $ 75,770,750    $ 267,489,724
--------------------------------------          ===         ============    =============   ============    =============

(a) Investment shares                             -            6,797,996       49,668,734      3,608,131       36,001,309
    Investments at cost                         $ -         $ 72,889,416    $ 592,324,688   $ 71,650,230    $ 296,997,039

                                              JNL/                                            JNL/S&P
                                           PPM America      JNL/Putnam                      Competitive        JNL/S&P
                                          Value Equity        Midcap          JNL/S&P 4      Advantage       Disciplined
                                           Portfolio     Growth Portfolio     Portfolio      Portfolio    Growth Portfolio
                                         -------------   ----------------   ------------    -----------   ----------------
Assets
Investments, at value (a)                $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
Receivables:
   Dividend receivable                               -            -                    -              -                -
   Investment securities sold                  185,022            -               21,947          5,474           18,778
   Sub-account units sold                       65,402            -            1,043,532      2,828,995           20,592
                                         -------------          ---         ------------    -----------     ------------
Total assets                               119,619,017            -           23,087,261      9,065,358       15,722,105
                                         -------------          ---         ------------    -----------     ------------

Liabilities
Payables:
   Investment securities purchased              65,402            -            1,043,532      2,828,995           20,592
   Sub-account units redeemed                  170,622            -               18,771          4,931           16,640
Insurance fees due to Jackson                   14,400            -                3,176            543            2,138
                                         -------------          ---         ------------    -----------     ------------
Total liabilities                              250,424            -            1,065,479      2,834,469           39,370
                                         -------------          ---         ------------    -----------     ------------
Net assets (Note 6)                      $ 119,368,593          $ -         $ 22,021,782    $ 6,230,889     $ 15,682,735
--------------------------------------   =============          ===         ============    ===========     ============

(a) Investment shares                        6,233,347            -            2,217,702        628,114        1,472,557
    Investments at cost                  $ 105,468,734          $ -         $ 22,236,493    $ 6,274,868     $ 15,662,757

                     See notes to the financial statements.                    8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                               JNL/S&P           JNL/S&P             JNL/S&P
                                           JNL/S&P           Disciplined     Dividend Income         Growth             JNL/S&P
                                         Disciplined          Moderate           & Growth          Retirement       Intrinsic Value
                                     Moderate Portfolio   Growth Portfolio      Portfolio      Strategy Portfolio      Portfolio
                                     ------------------   ----------------   ---------------   ------------------   ---------------
Assets
Investments, at value (a)               $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
Receivables:
   Dividend receivable                             -                   -                -                   -                    -
   Investment securities sold                 37,287             134,140              608                 926                8,525
   Sub-account units sold                    164,812             630,034           90,581                   -            8,129,904
                                        ------------        ------------        ---------           ---------         ------------
Total assets                              33,792,691          39,163,911          828,902             816,220           19,960,871
                                        ------------        ------------        ---------           ---------         ------------

Liabilities
Payables:
   Investment securities purchased           164,812             630,034           90,581                   -            8,129,904
   Sub-account units redeemed                 32,709             128,786              513                 873                7,935
   Insurance fees due to Jackson               4,578               5,354               95                  53                  590
                                        ------------        ------------        ---------           ---------         ------------
Total liabilities                            202,099             764,174           91,189                 926            8,138,429
                                        ------------        ------------        ---------           ---------         ------------
Net assets (Note 6)                     $ 33,590,592        $ 38,399,737        $ 737,713           $ 815,294         $ 11,822,442
-----------------------------------     ============        ============        =========           =========         ============

(a) Investment shares                      3,139,308           3,598,851           75,508              77,352            1,191,778
    Investments at cost                 $ 33,179,711        $ 38,264,980        $ 742,045           $ 811,899         $ 11,886,864

                                              JNL/                JNL/                                  JNL/            JNL/
                                          S&P Managed        S&P Managed          JNL/             S&P Managed       S&P Managed
                                          Aggressive         Conservative      S&P Managed           Moderate          Moderate
                                       Growth Portfolio       Portfolio     Growth Portfolio        Portfolio     Growth Portfolio
                                       ----------------     -------------   ----------------      -------------   ----------------
Assets
Investments, at value (a)                $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
Receivables:
   Dividend receivable                               -                  -                  -                  -                  -
   Investment securities sold                  527,760            234,164          1,270,771            462,778          2,096,779
   Sub-account units sold                      507,526            934,387          1,616,620          1,240,233          2,727,078
                                         -------------      -------------    ---------------      -------------    ---------------
Total assets                               607,754,358        242,005,742      1,203,960,307        477,630,894      1,256,713,250
                                         -------------      -------------    ---------------      -------------    ---------------

Liabilities
Payables:
   Investment securities purchased             507,526            934,387          1,616,620          1,240,233          2,727,078
   Sub-account units redeemed                  448,111            198,406          1,108,086            394,096          1,922,803
   Insurance fees due to Jackson                79,649             35,758            162,685             68,682            173,976
                                         -------------      -------------    ---------------      -------------    ---------------
Total liabilities                            1,035,286          1,168,551          2,887,391          1,703,011          4,823,857
                                         -------------      -------------    ---------------      -------------    ---------------
Net assets (Note 6)                      $ 606,719,072      $ 240,837,191    $ 1,201,072,916      $ 475,927,883    $ 1,251,889,393
-----------------------------------      =============      =============    ===============      =============    ===============

(a) Investment shares                       40,746,748         20,997,140         86,782,725         38,978,533         94,840,106
    Investments at cost                  $ 499,028,675      $ 239,087,234    $ 1,078,391,103      $ 461,606,537    $ 1,177,799,839

                    See notes to the financial statements.                     9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth          Moderate            JNL/S&P           JNL/S&P           JNL/S&P
                                     Retirement Strategy       Retirement       Retirement 2015   Retirement 2020   Retirement 2025
                                          Portfolio        Strategy Portfolio      Portfolio         Portfolio         Portfolio
                                     -------------------   ------------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)                 $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
Receivables:
   Dividend receivable                            -                     -                    -                -                 -
   Investment securities sold                   747                   157               58,572            9,559             5,292
   Sub-account units sold                         -                     -               69,687           14,340            11,656
                                          ---------             ---------         ------------      -----------       -----------
Total assets                                674,062               295,110           15,952,024        8,384,804         4,793,527
                                          ---------             ---------         ------------      -----------       -----------

Liabilities
Payables:
   Investment securities purchased                -                     -               69,687           14,340            11,656
   Sub-account units redeemed                   705                   141               56,503            8,345             4,635
   Insurance fees due to Jackson                 42                    16                2,069            1,214               657
                                          ---------             ---------         ------------      -----------       -----------
Total liabilities                               747                   157              128,259           23,899            16,948
                                          ---------             ---------         ------------      -----------       -----------
Net assets (Note 6)                       $ 673,315             $ 294,953         $ 15,823,765      $ 8,360,905       $ 4,776,579
------------------------------------      =========             =========         ============      ===========       ===========

(a) Investment shares                        64,556                28,860            1,327,497          690,984           389,925
    Investments at cost                   $ 683,041             $ 301,122         $ 15,153,028      $ 8,067,266       $ 4,646,639

                                             JNL/
                                        S&P Retirement          JNL/S&P          JNL/Select        JNL/Select            JNL/
                                            Income            Total Yield         Balanced        Money Market       Select Value
                                           Portfolio           Portfolio         Portfolio         Portfolio          Portfolio
                                        --------------        -----------      -------------     -------------      -------------
Assets
Investments, at value (a)                $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 617,933,515      $ 217,134,887
Receivables:
   Dividend receivable                              -                   -                  -            72,612                  -
   Investment securities sold                  49,468               3,573            740,831         2,614,123            467,176
   Sub-account units sold                      19,998              97,580            377,994         2,813,373            337,428
                                         ------------         -----------      -------------     -------------      -------------
Total assets                               29,113,304           3,366,500        499,002,679       623,433,623        217,939,491
                                         ------------         -----------      -------------     -------------      -------------

Liabilities
Payables:
   Investment securities purchased             19,998              97,580            377,994         2,813,373            337,428
   Sub-account units redeemed                  45,389               3,064            676,281         2,527,049            437,577
   Insurance fees due to Jackson                4,079                 509             64,550            87,074             29,599
                                         ------------         -----------      -------------     -------------      -------------
Total liabilities                              69,466             101,153          1,118,825         5,427,496            804,604
                                         ------------         -----------      -------------     -------------      -------------
Net assets (Note 6)                      $ 29,043,838         $ 3,265,347      $ 497,883,854     $ 618,006,127      $ 217,134,887
------------------------------------     ============         ===========      =============     =============      =============

(a) Investment shares                       2,552,183             324,265         28,353,295       617,933,515         11,233,052
    Investments at cost                  $ 28,003,733         $ 3,293,574      $ 464,732,186     $ 617,933,505      $ 215,113,229

                    See notes to the financial statements.                    10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                        Price Established     Price Mid-Cap     Price Value
                                         Growth Portfolio   Growth Portfolio     Portfolio
                                        -----------------   ----------------   -------------
Assets
Investments, at value (a)                 $ 558,542,995       $ 510,648,261    $ 367,321,448
Receivables:
   Dividend receivable                                -                   -                -
   Investment securities sold                   779,981             924,455          473,505
   Sub-account units sold                       633,532             846,707          643,378
                                          -------------       -------------    -------------
Total assets                                559,956,508         512,419,423      368,438,331
                                          -------------       -------------    -------------

Liabilities
Payables:
   Investment securities purchased              633,532             846,707          643,378
   Sub-account units redeemed                   708,636             857,566          424,166
   Insurance fees due to Jackson                 71,345              66,889           49,339
                                          -------------       -------------    -------------
Total liabilities                             1,413,513           1,771,162        1,116,883
                                          -------------       -------------    -------------
Net assets (Note 6)                       $ 558,542,995       $ 510,648,261    $ 367,321,448
------------------------------------      =============       =============    =============

(a) Investment shares                        24,835,171          16,814,233       25,073,136
    Investments at cost                   $ 498,732,095       $ 477,529,401    $ 360,750,843

                    See notes to the financial statements.                    11

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            Fifth Third       Fifth Third        Fifth Third      Fifth Third         JNL/AIM
                                             Balanced      Disciplined Value       Mid Cap       Quality Growth    International
                                         VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                         ----------------  -----------------  ----------------  ----------------  ----------------
Investment income
   Dividends                                 $   2,865       $     261,570      $     33,833      $   230,158       $  2,701,614
                                             ---------       -------------      ------------      -----------       ------------
Expenses
   Insurance charges (Note 3)                    2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Total expenses                                   2,603             100,974            41,062           79,471          2,673,624
                                             ---------       -------------      ------------      -----------       ------------
Net investment income (loss)                       262             160,596            (7,229)         150,687             27,990
                                             ---------       -------------      ------------      -----------       ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    16,825           2,073,131         1,241,281        1,505,289                  -
   Investments                                  (1,676)           (332,117)         (297,688)         (52,321)        10,857,758
Net change in unrealized appreciation
   (depreciation) on investments                (6,503)         (1,377,439)         (563,207)        (676,053)           627,133
                                             ---------       -------------      ------------      -----------       ------------
Net realized and unrealized gain (loss)          8,646             363,575           380,386          776,915         11,484,891
                                             ---------       -------------      ------------      -----------       ------------
Net increase (decrease) in net assets
   from operations                           $   8,908       $     524,171      $    373,157      $   927,602       $ 11,512,881
---------------------------------------      =========       =============      ============      ===========       ============

                                                                                                                     JNL/Capital
                                             JNL/AIM          JNL/AIM          JNL/AIM                             Guardian Global
                                            Large Cap       Real Estate       Small Cap           JNL/Alger            Balanced
                                         Growth Portfolio    Portfolio     Growth Portfolio  Growth Portfolio(a)      Portfolio
                                         ----------------  --------------  ----------------  -------------------  ----------------
Investment income
   Dividends                              $     726,491    $    4,988,018    $     202,716      $     255,511       $    4,211,043
                                          -------------    --------------    -------------      -------------       --------------
Expenses
   Insurance charges (Note 3)                 2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Total expenses                                2,120,171         3,101,030          991,217            635,582            2,661,849
                                          -------------    --------------    -------------      -------------       --------------
Net investment income (loss)                 (1,393,680)        1,886,988         (788,501)          (380,071)           1,549,194
                                          -------------    --------------    -------------      -------------       --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                7,378,186         4,812,463        4,372,504                  -            8,588,120
   Investments                                7,511,344         3,822,811        3,202,864         27,307,517            8,871,718
Net change in unrealized appreciation
   (depreciation) on investments              5,953,536       (45,025,484)      (2,104,846)       (16,163,940)         (10,071,629)
                                          -------------    --------------    -------------      -------------       --------------
Net realized and unrealized gain (loss)      20,843,066       (36,390,210)       5,470,522         11,143,577            7,388,209
                                          -------------    --------------    -------------      -------------       --------------
Net increase (decrease) in net assets
   from operations                        $  19,449,386    $  (34,503,222)   $   4,682,021      $  10,763,506       $    8,937,403
---------------------------------------   =============    ==============    =============      =============       ==============

(a)   The period is from January 1, 2007 through acquisition April 27, 2007.

(b)   The period is from January 1, 2007 through liquidation October 12, 2007.

                    See notes to the financial statements.                    12

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                             JNL/Capital         JNL/Capital       JNL/Capital    JNL/Credit Suisse       JNL/
                                           Guardian Global        Guardian        Guardian U.S.     Global Natural    Credit Suisse
                                            Diversified      International Small  Growth Equity       Resources         Long/Short
                                         Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)       Portfolio(a)
                                         ------------------  -------------------  -------------   -----------------   -------------
Investment income
   Dividends                                $    831,410         $       -        $           -     $           -      $         -
                                            ------------         ---------        -------------     -------------      -----------
Expenses
   Insurance charges (Note 3)                  1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Total expenses                                 1,719,317             1,734            2,072,396         1,988,608          123,919
                                            ------------         ---------        -------------     -------------      -----------
Net investment income (loss)                    (887,907)           (1,734)          (2,072,396)       (1,988,608)        (123,919)
                                            ------------         ---------        -------------     -------------      -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                        -                 -                    -                 -                -
   Investments                                 3,881,639               (33)           4,975,265         2,604,318          179,675
Net change in unrealized appreciation
   (depreciation) on investments              15,772,849            14,930            6,828,210        21,605,879          416,474
                                            ------------         ---------        -------------     -------------      -----------
Net realized and unrealized gain (loss)       19,654,488            14,897           11,803,475        24,210,197          596,149
                                            ------------         ---------        -------------     -------------      -----------
Net increase (decrease) in net assets
   from operations                          $ 18,766,581         $  13,163        $   9,731,079     $  22,221,589      $   472,230
---------------------------------------     ============         =========        =============     =============      ===========

                                                                                                    JNL/Franklin
                                              JNL/Eagle        JNL/Eagle        JNL/Franklin          Templeton      JNL/Franklin
                                             Core Equity   SmallCap Equity   Templeton Founding     Global Growth      Templeton
                                              Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)   Income Portfolio
                                           --------------  ---------------  ---------------------  --------------  ----------------
Investment income
   Dividends                               $    1,443,810   $    3,281,678     $            -       $     328,367   $    7,948,490
                                           --------------   --------------     --------------       -------------   --------------
Expenses
   Insurance charges (Note 3)                   1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Total expenses                                  1,206,341        2,236,600          6,674,479             414,681        2,813,754
                                           --------------   --------------     --------------       -------------   --------------
Net investment income (loss)                      237,469        1,045,078         (6,674,479)            (86,314)       5,134,736
                                           --------------   --------------     --------------       -------------   --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 9,852,766       21,434,917                  -                   -          225,034
   Investments                                  4,206,867        9,596,909         (1,459,472)             35,521        1,074,704
Net change in unrealized appreciation
   (depreciation) on investments              (14,825,281)     (21,772,102)       (16,149,617)         (1,368,554)     (11,192,563)
                                           --------------   --------------     --------------       -------------   --------------
Net realized and unrealized gain (loss)          (765,648)       9,259,724        (17,609,089)         (1,333,033)      (9,892,825)
                                           --------------   --------------     --------------       -------------   --------------
Net increase (decrease) in net assets
   from operations                         $     (528,179)  $   10,304,802     $  (24,283,568)      $  (1,419,347)  $   (4,758,089)
---------------------------------------    ==============   ==============     ==============       =============   ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    13

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                  JNL/Franklin         JNL/               JNL/            JNL/
                                              JNL/Franklin         Templeton      Goldman Sachs     Goldman Sachs    Goldman Sachs
                                            Templeton Mutual       Small Cap        Core Plus          Mid Cap       Short Duration
                                          Shares Portfolio(a)   Value Portfolio   Bond Portfolio   Value Portfolio   Bond Portfolio
                                          -------------------   ---------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $          -        $  1,595,344      $ 10,104,769     $  1,948,690      $ 1,907,528
                                             ------------        ------------      ------------     ------------      -----------

Expenses
   Insurance charges (Note 3)                     658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Total expenses                                    658,119             975,558         4,732,202        1,364,120          834,902
                                             ------------        ------------      ------------     ------------      -----------
Net investment income (loss)                     (658,119)            619,786         5,372,567          584,570        1,072,626
                                             ------------        ------------      ------------     ------------      -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                          -           1,476,510                 -        1,183,224                -
   Investments                                   (123,619)          1,718,158         3,488,590        2,907,440        1,129,388
Net change in unrealized appreciation
   (depreciation) on investments               (1,762,683)         (9,076,938)        6,469,545       (6,143,027)        (743,213)
                                             ------------        ------------      ------------     ------------      -----------
Net realized and unrealized gain (loss)        (1,886,302)         (5,882,270)        9,958,135       (2,052,363)         386,175
                                             ------------        ------------      ------------     ------------      -----------

Net increase (decrease) in net assets
   from operations                           $ (2,544,421)       $ (5,262,484)     $ 15,330,702     $ (1,467,793)     $ 1,458,801
---------------------------------------      ============        ============      ============     ============      ===========

                                                                                  JNL/JPMorgan
                                             JNL/JPMorgan        JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                             International       MidCap Growth   & Quality Bond   Emerging Markets       Mid Cap
                                            Value Portfolio        Portfolio        Portfolio         Portfolio      Value Portfolio
                                            ---------------      -------------   ---------------  ----------------   ---------------
Investment income
   Dividends                                 $  20,539,417       $          -      $ 6,672,414      $    274,817      $  12,221,840
                                             -------------       ------------      -----------      ------------      -------------

Expenses
   Insurance charges (Note 3)                    6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Total expenses                                   6,207,594          1,773,738        2,791,720         1,791,901          3,710,649
                                             -------------       ------------      -----------      ------------      -------------
Net investment income (loss)                    14,331,823         (1,773,738)       3,880,694        (1,517,084)         8,511,191
                                             -------------       ------------      -----------      ------------      -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                  12,313,300                  -                -                 -         22,096,101
   Investments                                  31,160,640          9,645,674        1,622,094         5,736,070          2,843,959

Net change in unrealized appreciation
   (depreciation) on investments               (27,308,047)        (1,042,161)       2,848,679        17,674,225        (45,994,972)
                                             -------------       ------------      -----------      ------------      -------------
Net realized and unrealized gain (loss)         16,165,893          8,603,513        4,470,773        23,410,295        (21,054,912)
                                             -------------       ------------      -----------      ------------      -------------

Net increase (decrease) in net assets
   from operations                           $  30,497,716       $  6,829,775      $ 8,351,467      $ 21,893,211      $ (12,543,721)
---------------------------------------      =============       ============      ===========      ============      =============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.                   14

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                              JNL/Lazard             JNL/MCM                           JNL/MCM           JNL/MCM
                                               Small Cap             10 x 10        JNL/MCM           Bond Index     Communications
                                            Value Portfolio       Portfolio(a)    25 Portfolio        Portfolio     Sector Portfolio
                                            ---------------       ------------    -------------      ------------   ----------------
Investment income
   Dividends                                 $   4,760,038        $         -     $  12,211,614      $ 11,997,655    $   3,559,362
                                             -------------        -----------     -------------      ------------    -------------

Expenses
   Insurance charges (Note 3)                    2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Total expenses                                   2,067,738            340,918        12,492,837         4,742,412        1,451,169
                                             -------------        -----------     -------------      ------------    -------------
Net investment income (loss)                     2,692,300           (340,918)         (281,223)        7,255,243        2,108,193
                                             -------------        -----------     -------------      ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   6,072,781                  -        12,706,401                 -        1,103,422
   Investments                                  (2,000,658)        (1,098,329)       30,941,322         2,710,855        4,484,924
Net change in unrealized appreciation
   (depreciation) on investments               (16,788,108)        (1,437,220)      (76,007,512)        2,999,704       (9,049,141)
                                             -------------        -----------     -------------      ------------    -------------
Net realized and unrealized gain (loss)        (12,715,985)        (2,535,549)      (32,359,789)        5,710,559       (3,460,795)
                                             -------------        -----------     -------------      ------------    -------------

Net increase (decrease) in net assets
   from operations                           $ (10,023,685)       $(2,876,467)    $ (32,641,012)     $ 12,965,802     $ (1,352,602)
---------------------------------------      =============        ===========     =============      ============     ============

                                                                                                       JNL/MCM
                                                JNL/MCM           JNL/MCM            JNL/MCM           Enhanced         JNL/MCM
                                            Consumer Brands        Dow 10          Dow Dividend      S&P 500 Stock     Financial
                                           Sector Portfolio      Portfolio          Portfolio      Index Portfolio  Sector Portfolio
                                           ----------------     -------------     -------------    ---------------  ----------------
Investment income
   Dividends                                 $    109,946       $           -     $           -     $  1,202,241     $     933,215
                                             ------------       -------------     -------------     ------------     -------------

Expenses
   Insurance charges (Note 3)                     377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Total expenses                                    377,331          14,690,144         6,225,566        1,276,226         1,015,261
                                             ------------       -------------     -------------     ------------     -------------
Net investment income (loss)                     (267,385)        (14,690,144)       (6,225,566)         (73,985)          (82,046)
                                             ------------       -------------     -------------     ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    669,027                   -                 -        1,913,350         2,340,831
   Investments                                  1,840,828          63,033,465         6,821,710        2,260,162         2,399,245
Net change in unrealized appreciation
   (depreciation) on investments               (4,009,383)        (53,962,671)      (51,702,747)      (2,806,274)      (16,031,535)
                                             ------------       -------------     -------------     ------------     -------------
Net realized and unrealized gain (loss)        (1,499,528)          9,070,794       (44,881,037)       1,367,238       (11,291,459)
                                             ------------       -------------     -------------     ------------     -------------

Net increase (decrease) in net assets
   from operations                           $ (1,766,913)      $  (5,619,350)    $ (51,106,603)    $  1,293,253     $ (11,373,505)
---------------------------------------      ============       =============     =============     ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   15

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                               Global 15        Healthcare          Index 5       International         JNL 5
                                               Portfolio     Sector Portfolio    Portfolio(a)    Index Portfolio      Portfolio
                                             -------------   ----------------   --------------   ---------------   --------------
Investment income
   Dividends                                 $           -     $    763,430       $        -       $ 14,716,706    $   98,471,946
                                             -------------     ------------       ----------       ------------    --------------

Expenses
   Insurance charges (Note 3)                   21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Total expenses                                  21,447,314        1,619,188          142,403          8,892,555        78,665,129
                                             -------------     ------------       ----------       ------------    --------------
Net investment income (loss)                   (21,447,314)        (855,758)        (142,403)         5,824,151        19,806,817
                                             -------------     ------------       ----------       ------------    --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -        3,126,424                -          5,941,868         3,897,866
   Investments                                 135,389,159        4,178,999            6,713         32,873,098       123,396,733
Net change in unrealized appreciation
  (depreciation) on investments                (14,977,777)      (1,473,505)        (136,977)        (4,802,609)     (220,621,793)
                                             -------------     ------------       ----------       ------------    --------------
Net realized and unrealized gain (loss)        120,411,382        5,831,918         (130,264)        34,012,357       (93,327,194)
                                             -------------     ------------       ----------       ------------    --------------

Net increase (decrease) in net assets
  from operations                            $  98,964,068     $  4,976,160       $ (272,667)      $ 39,836,508    $  (73,520,377)
------------------------------------------   =============     ============       ==========       ============    ==============

                                                 JNL/MCM         JNL/MCM           JNL/MCM             JNL/MCM          JNL/MCM
                                              JNL Optimized     Nasdaq 25    NYSE International       Oil & Gas          S&P 10
                                               5 Portfolio      Portfolio      25 Portfolio(a)    Sector Portfolio     Portfolio
                                             --------------   ------------   ------------------   ----------------   -------------
Investment income
   Dividends                                  $  6,434,823    $          -       $ 1,950,140        $  3,730,040     $           -
                                              ------------    ------------       -----------        ------------     -------------

Expenses
   Insurance charges (Note 3)                    2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Total expenses                                   2,876,553       1,437,827           320,870           6,018,024        14,368,540
                                              ------------    ------------       -----------        ------------     -------------
Net investment income (loss)                     3,558,270      (1,437,827)        1,629,270          (2,287,984)      (14,368,540)
                                              ------------    ------------       -----------        ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         811,530               -                 -          21,813,660                 -
   Investments                                   3,718,056       4,733,275           292,811          29,376,981        53,400,033
Net change in unrealized appreciation
  (depreciation) on investments                  4,170,852       8,480,076           941,226          45,989,319       (12,413,179)
                                              ------------    ------------       -----------        ------------     -------------
Net realized and unrealized gain (loss)          8,700,438      13,213,351         1,234,037          97,179,960        40,986,854
                                              ------------    ------------       -----------        ------------     -------------

Net increase (decrease) in net assets
 from operations                              $ 12,258,708    $ 11,775,524       $ 2,863,307        $ 94,891,976     $  26,618,314
------------------------------------------    ============    ============       ===========        ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   16

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                               JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                                S&P 24      S&P 400 MidCap        S&P 500           S&P SMid       Select Small-Cap
                                              Portfolio     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                             -----------   ----------------   ---------------   ---------------   -----------------
Investment income
   Dividends                                 $         -    $   4,969,344      $  7,773,438      $    943,080      $   55,918,471
                                             -----------    -------------      ------------      ------------      --------------

Expenses
   Insurance charges (Note 3)                    317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Total expenses                                   317,030        7,106,626         9,425,881           219,335          11,856,046
                                             -----------    -------------      ------------      ------------      --------------
Net investment income (loss)                    (317,030)      (2,137,282)       (1,652,443)          723,745          44,062,425
                                             -----------    -------------      ------------      ------------      --------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             -       27,923,685         5,021,983                 -           9,095,808
   Investments                                   359,492       18,278,463        21,163,651          (547,966)         31,152,232
Net change in unrealized
   appreciation (depreciation) on
   investments                                   877,747      (25,638,814)       (8,770,935)       (3,003,484)       (168,414,527)
                                             -----------    -------------      ------------      ------------      --------------
Net realized and unrealized gain (loss)        1,237,239       20,563,334        17,414,699        (3,551,450)       (128,166,487)
                                             -----------    -------------      ------------      ------------      --------------

Net increase (decrease) in net assets
  from operations                            $   920,209    $  18,426,052      $ 15,762,256      $ (2,827,705)     $  (84,104,062)
------------------------------------------   ===========    =============      ============      ============      ==============

                                                                                                                          JNL/
                                                  JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                                 Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                              Index Portfolio   Sector Portfolio     Portfolio      VIP Portfolio       Portfolio
                                             ----------------   ----------------   -------------   --------------   ----------------
Investment income
   Dividends                                  $   4,525,957       $     60,600     $           -    $ 13,062,824     $   2,083,504
                                              -------------       ------------     -------------    ------------     -------------

Expenses
   Insurance charges (Note 3)                     5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Total expenses                                    5,736,605          1,176,176        15,953,667       7,402,003         3,242,499
                                              -------------       ------------     -------------    ------------     -------------
Net investment income (loss)                     (1,210,648)        (1,115,576)      (15,953,667)      5,660,821        (1,158,995)
                                              -------------       ------------     -------------    ------------     -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       16,025,523          1,790,812                 -         630,977        12,740,328
   Investments                                   10,489,483          3,242,673        36,043,205      29,007,379        13,034,665
Net change in unrealized appreciation
  (depreciation) on investments                 (39,012,383)         2,684,411       124,250,063         959,296       (16,612,209)
                                              -------------       ------------     -------------    ------------     -------------
Net realized and unrealized gain (loss)         (12,497,377)         7,717,896       160,293,268      30,597,652         9,162,784
                                              -------------       ------------     -------------    ------------     -------------

Net increase (decrease) in net assets
  from operations                             $ (13,708,025)      $  6,602,320     $ 144,339,601    $ 36,258,473     $   8,003,789
------------------------------------------    =============       ============     =============    ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   17

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                          JNL/             JNL/
                                                     JNL/             JNL/PIMCO        JNL/PIMCO       PPM America     PPM America
                                                 Oppenheimer         Real Return      Total Return     Core Equity      High Yield
                                             Growth Portfolio(b)    Portfolio(a)     Bond Portfolio     Portfolio     Bond Portfolio
                                             -------------------   --------------   ---------------   ------------   ---------------
Investment income
   Dividends                                    $  2,422,985        $         -      $  26,164,485    $    296,896    $  23,046,876
                                                ------------        -----------      -------------    ------------    -------------

Expenses
   Insurance charges (Note 3)                        174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Total expenses                                       174,358            354,022          8,252,396       1,340,401        5,021,855
                                                ------------        -----------      -------------    ------------    -------------
Net investment income (loss)                       2,248,627           (354,022)        17,912,089      (1,043,505)      18,025,021
                                                ------------        -----------      -------------    ------------    -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         3,472,052                  -            732,525               -                -
   Investments                                      (295,435)           426,528            668,622       3,921,675       (2,619,642)
Net change in unrealized appreciation
  (depreciation) on investments                   (3,028,256)         2,500,358         14,001,736      (9,909,969)     (24,910,400)
                                                ------------        -----------      -------------    ------------    -------------
Net realized and unrealized gain (loss)              148,361          2,926,886         15,402,883      (5,988,294)     (27,530,042)
                                                ------------        -----------      -------------    ------------    -------------

Net increase (decrease) in net assets
  from operations                               $  2,396,988        $ 2,572,864      $  33,314,972    $ (7,031,799)   $  (9,505,021)
------------------------------------------      ============        ===========      =============    ============    =============

                                                  JNL/                                               JNL/S&P
                                              PPM America         JNL/Putnam                       Competitive         JNL/S&P
                                              Value Equity          Midcap          JNL/S&P 4      Advantage         Disciplined
                                               Portfolio     Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                             -------------   -------------------   ------------   ------------   -------------------
Investment income
   Dividends                                 $     864,875      $          -        $        -      $   1,869         $       -
                                             -------------      ------------        ----------      ---------         ---------

Expenses
   Insurance charges (Note 3)                    2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Total expenses                                   2,116,143           471,602             8,855          3,921            92,012
                                             -------------      ------------        ----------      ---------         ---------
Net investment income (loss)                    (1,251,268)         (471,602)           (8,855)        (2,052)          (92,012)
                                             -------------      ------------        ----------      ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                 -              -                 -
   Investments                                  10,428,461         5,012,375              (371)          (445)           13,540
Net change in unrealized appreciation
  (depreciation) on investments                (17,385,292)       (4,798,547)         (214,710)       (43,979)           19,977
                                             -------------      ------------        ----------      ---------         ---------
Net realized and unrealized gain (loss)         (6,956,831)          213,828          (215,081)       (44,424)           33,517
                                             -------------      ------------        ----------      ---------         ---------

Net increase (decrease) in net assets
  from operations                            $  (8,208,099)     $   (257,774)       $ (223,936)     $ (46,476)        $ (58,495)
------------------------------------------   =============      ============        ==========      =========         =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.                   18

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                   JNL/S&P                            JNL/S&P
                                                 JNL/S&P         Disciplined         JNL/S&P           Growth
                                               Disciplined         Moderate      Dividend Income     Retirement        JNL/S&P
                                                 Moderate           Growth          & Growth          Strategy     Intrinsic Value
                                               Portfolio(a)      Portfolio(a)      Portfolio(b)     Portfolio(a)     Portfolio(b)
                                             ----------------   -------------    ---------------   -------------   ---------------
Investment income Dividends                     $        -        $        -         $    396        $   17,801       $   2,956
                                                ----------        ----------         --------        ----------       ---------

Expenses
   Insurance charges (Note 3)                      186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Total expenses                                     186,515           257,160              347             3,445           4,552
                                                ----------        ----------         --------        ----------       ---------
Net investment income (loss)                      (186,515)         (257,160)              49            14,356          (1,596)
                                                ----------        ----------         --------        ----------       ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                -                 -               -
   Investments                                      49,958            84,569               (1)            1,356            (672)
Net change in unrealized appreciation
   (depreciation) on investments                   410,881           134,757           (4,333)            3,395         (64,422)
                                                ----------        ----------         --------        ----------       ---------
Net realized and unrealized gain (loss)            460,839           219,326           (4,334)            4,751         (65,094)
                                                ----------        ----------         --------        ----------       ---------
Net increase (decrease) in net assets
   from operations                              $  274,324        $  (37,834)        $ (4,285)       $   19,107       $ (66,690)
------------------------------------------      ==========        ==========         ========        ==========       =========

                                                                                                                         JNL/
                                                   JNL/              JNL/             JNL/               JNL/        S&P Managed
                                                S&P Managed      S&P Managed      S&P Managed        S&P Managed       Moderate
                                                Aggressive       Conservative        Growth           Moderate          Growth
                                             Growth Portfolio     Portfolio        Portfolio         Portfolio        Portfolio
                                             ----------------   -------------   ----------------   -------------   ----------------
Investment income Dividends                   $  11,484,905     $  5,760,484     $  19,666,851     $  11,930,407    $   25,282,642
                                              -------------     ------------     -------------     -------------    --------------
Expenses
   Insurance charges (Note 3)                     9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Total expenses                                    9,597,593        3,297,057        19,084,656         6,743,372        19,197,423
                                              -------------     ------------     -------------     -------------    --------------
Net investment income (loss)                      1,887,312        2,463,427           582,195         5,187,035         6,085,219
                                              -------------     ------------     -------------     -------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -        4,721,026        56,819,546        10,316,265        61,910,665
   Investments                                   31,797,530        5,002,927        41,000,173         7,890,875        33,379,096
Net change in unrealized appreciation
   (depreciation) on investments                  8,450,433       (3,893,071)      (24,453,338)       (3,465,622)      (30,290,631)
                                              -------------     ------------     -------------     -------------    --------------
Net realized and unrealized gain (loss)          40,247,963        5,830,882        73,366,381        14,741,518        64,999,130
                                              -------------     ------------     -------------     -------------    --------------
Net increase (decrease) in net assets from
   operations                                 $  42,135,275     $  8,294,309     $  73,948,576     $  19,928,553    $   71,084,349
------------------------------------------    =============     ============     =============     =============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     19

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                 JNL/S&P         JNL/S&P
                                             Moderate Growth     Moderate
                                                Retirement      Retirement        JNL/S&P           JNL/S&P           JNL/S&P
                                                 Strategy        Strategy     Retirement 2015   Retirement 2020   Retirement 2025
                                               Portfolio(a)    Portfolio(a)      Portfolio         Portfolio         Portfolio
                                             ---------------   ------------   ---------------   ---------------   ---------------
Investment income Dividends                    $    16,474     $     9,681      $    55,031       $   21,431        $   13,463
                                               -----------     -----------      -----------       ----------        ----------
Expenses
   Insurance charges (Note 3)                        2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Total expenses                                       2,168             447          157,594           83,978            37,807
                                               -----------     -----------      -----------       ----------        ----------
Net investment income (loss)                        14,306           9,234         (102,563)         (62,547)          (24,344)
                                               -----------     -----------      -----------       ----------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -               -           62,771           34,455            17,758
   Investments                                         820             407          133,946           65,637            55,256
Net change in unrealized appreciation
   (depreciation) on investments                    (9,726)         (6,168)         373,090          174,386            83,161
                                               -----------     -----------      -----------       ----------        ----------
Net realized and unrealized gain (loss)             (8,906)         (5,761)         569,807          274,478           156,175
                                               -----------     -----------      -----------       ----------        ----------
Net increase (decrease) in net assets from
   operations                                  $     5,400     $     3,473      $   467,244       $  211,931        $  131,831
------------------------------------------     ===========     ===========      ===========       ==========        ==========

                                                  JNL/
                                             S&P Retirement      JNL/S&P        JNL/Select       JNL/Select          JNL/
                                                 Income        Total Yield       Balanced       Money Market     Select Value
                                               Portfolio      Portfolio(b)       Portfolio       Portfolio         Portfolio
                                             --------------   ------------     -------------    ------------    --------------
Investment income Dividends                  $      193,684   $      1,257     $  11,669,144    $ 19,771,359    $    6,943,447
                                             --------------   ------------     -------------    ------------    --------------
Expenses
   Insurance charges (Note 3)                       295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Total expenses                                      295,301          3,954         7,107,178       7,367,423         3,264,083
                                             --------------   ------------     -------------    ------------    --------------
Net investment income (loss)                       (101,617)        (2,697)        4,561,966      12,403,936         3,679,364
                                             --------------   ------------     -------------    ------------    --------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           59,133              -        16,627,366               -         9,383,243
   Investments                                      211,823           (325)       17,142,857              69         9,152,761
Net change in unrealized appreciation
   (depreciation) on investments                    674,943        (28,227)      (13,593,377)            (70)      (12,409,774)
                                             --------------   ------------     -------------    ------------    --------------
Net realized and unrealized gain (loss)             945,899        (28,552)       20,176,846              (1)        6,126,230
                                             --------------   ------------     -------------    ------------    --------------
Net increase (decrease) in net assets from
   operations                                $      844,282   $    (31,249)    $  24,738,812    $ 12,403,935    $    9,805,594
------------------------------------------   ==============   ============     =============    ============    ==============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                   See notes to the financial statements.                     20

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/T.Rowe          JNL/T.Rowe       JNL/T.Rowe
                                             Price Established    Price Mid-Cap     Price Value
                                             Growth Portfolio    Growth Portfolio    Portfolio
                                             -----------------   ----------------   ------------
Investment income Dividends                    $  5,282,888        $  7,656,766     $  8,259,753
                                               ------------        ------------     ------------
Expenses
   Insurance charges (Note 3)                     7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Total expenses                                    7,693,259           7,083,432        5,904,432
                                               ------------        ------------     ------------
Net investment income (loss)                     (2,410,371)            573,334        2,355,321
                                               ------------        ------------     ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies       30,019,160          46,198,249       17,196,638
   Investments                                   27,862,438          24,291,003       18,930,688
Net change in unrealized appreciation
   (depreciation) on investments                (22,585,572)        (11,557,100)     (44,486,679)
                                               ------------        ------------     ------------
Net realized and unrealized gain (loss)          35,296,026          58,932,152       (8,359,353)
                                               ------------        ------------     ------------
Net increase (decrease) in net assets from
    operations                                 $ 32,885,655        $ 59,505,486     $ (6,004,032)
------------------------------------------     ============        ============     ============

                   See notes to the financial statements.                     21

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                             Fifth Third       Fifth Third        Fifth Third       Fifth Third         JNL/AIM
                                              Balanced      Disciplined Value       Mid Cap       Quality Growth     International
                                          VIP Portfolio(b)   VIP Portfolio(b)  VIP Portfolio(b)  VIP Portfolio(b)  Growth Portfolio
                                          ----------------  -----------------  ----------------  ----------------  ----------------
Operations
   Net investment income (loss)              $      262       $    160,596       $     (7,229)    $     150,687     $      27,990
   Net realized gain (loss) on
   investments                                   15,149          1,741,014            943,593         1,452,968        10,857,758
   Net change in unrealized appreciation
      (depreciation) on investments              (6,503)        (1,377,439)          (563,207)         (676,053)          627,133
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                8,908            524,171            373,157           927,602        11,512,881
                                             ----------       ------------       ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                         -            112,552             44,905           108,170        37,276,165
   Surrenders and terminations                   (8,694)          (264,329)          (116,684)         (219,111)      (17,344,153)
   Transfers between portfolios                (145,748)        (8,388,952)        (3,419,076)       (6,837,085)       39,474,859
   Net annuitization transactions                     -                  -                 -                  -            70,784
   Policyholder charges (Note 3)                    (77)            (6,223)            (2,700)           (5,039)         (163,422)
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                  (154,519)        (8,546,952)        (3,493,555)       (6,953,065)       59,314,233
                                             ----------       ------------       ------------     -------------     -------------
Net increase (decrease) in net assets          (145,611)        (8,022,781)        (3,120,398)       (6,025,463)       70,827,114

Net assets beginning of period                  145,611          8,022,781          3,120,398         6,025,463       132,457,688
                                             ----------       ------------       ------------     -------------     -------------
Net assets end of period                     $        -       $          -       $          -     $           -     $ 203,284,802
----------------------------------------     ==========       ============       ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           11,321            434,095            178,550           788,606         7,661,510

      Units Issued                                9,911             19,139              8,183            45,765         5,486,693
      Units Redeemed                            (21,232)          (453,234)          (186,733)         (834,371)       (2,211,782)
                                             ----------       ------------       ------------     -------------     -------------
Units Outstanding at December 31, 2007                -                  -                  -                 -        10,936,421
                                             ==========       ============       ============     =============     =============

                                                                                                                      JNL/Capital
                                                JNL/AIM          JNL/AIM          JNL/AIM                           Guardian Global
                                               Large Cap       Real Estate       Small Cap          JNL/Alger           Balanced
                                           Growth Portfolio     Portfolio    Growth Portfolio  Growth Portfolio(a)     Portfolio
                                           ----------------  --------------  ----------------  -------------------  ---------------
Operations
   Net investment income (loss)             $  (1,393,680)   $   1,886,988     $   (788,501)     $     (380,071)     $   1,549,194
   Net realized gain (loss) on
   investments                                 14,889,530        8,635,274        7,575,368          27,307,517         17,459,838
   Net change in unrealized appreciation
      (depreciation) on investments             5,953,536      (45,025,484)      (2,104,846)        (16,163,940)       (10,071,629)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from operations                             19,449,386      (34,503,222)       4,682,021          10,763,506          8,937,403
                                            -------------    -------------     ------------      --------------      -------------
Contract transactions (1)
   Purchase payments (Note 4)                  19,676,560       81,675,947       11,579,533           2,525,848         23,991,944
   Surrenders and terminations                (12,271,938)     (10,409,521)      (6,158,905)         (7,522,618)       (20,109,781)
   Transfers between portfolios                77,848,911      (54,146,991)      11,391,869        (137,550,481)        19,962,396
   Net annuitization transactions                 (52,565)         (13,641)          (4,475)            (43,001)           (78,806)
   Policyholder charges (Note 3)                 (235,251)        (237,225)        (135,502)            (84,073)          (240,794)
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets
   from contract transactions                  84,965,717       16,868,569       16,672,520        (142,674,325)        23,524,959
                                            -------------    -------------     ------------      --------------      -------------
Net increase (decrease) in net assets         104,415,103      (17,634,653)      21,354,541        (131,910,819)        32,462,362

Net assets beginning of period                 89,483,700      151,820,647       47,863,331         131,910,819        151,520,936
                                            -------------    -------------     ------------      --------------      -------------

Net assets end of period                    $ 193,898,803    $ 134,185,994     $ 69,217,872      $            -      $ 183,983,298
-----------------------------------------   =============    =============     ============      ==============      =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          7,209,939        9,795,414        3,368,327           6,620,731         12,673,661

      Units Issued                              9,418,929        9,961,160        2,159,234             259,892          5,031,893
      Units Redeemed                           (2,900,110)      (9,401,590)      (1,079,715)         (6,880,623)        (3,177,685)
                                            -------------    -------------     ------------      --------------      -------------
Units Outstanding at December 31, 2007         13,728,758       10,354,984        4,447,846                   -         14,527,869
                                            =============    =============     ============      ==============      =============

(a)  The period is from January 1, 2007 through acquisition April 27, 2007.

(b)  The period is from January 1, 2007 through liquidation October 12, 2007.

                     See notes to the financial statements.                   22

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                             Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                               Diversified     International Small  Growth Equity      Resources       Long/Short
                                           Research Portfolio    Cap Portfolio(b)     Portfolio       Portfolio(a)     Portfolio(a)
                                           ------------------  -------------------  -------------  -----------------  -------------
Operations
   Net investment income (loss)              $    (887,907)        $    (1,734)     $  (2,072,396)   $  (1,988,608)    $  (123,919)
   Net realized gain (loss) on
   investments                                   3,881,639                 (33)         4,975,265        2,604,318         179,675
   Net change in unrealized appreciation
      (depreciation) on investments             15,772,849              14,930          6,828,210       21,605,879         416,474
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from operations                              18,766,581              13,163          9,731,079       22,221,589         472,230
                                             -------------         -----------      -------------    -------------     -----------
Contract transactions (1)
   Purchase payments (Note 4)                    9,782,346             481,706         15,049,163       64,666,650       6,249,336
   Surrenders and terminations                 (20,623,392)             (2,510)       (21,942,116)      (7,364,921)       (280,998)
   Transfers between portfolios                 38,358,508           1,493,642          9,977,442      215,419,342      12,807,814
   Net annuitization transactions                   29,027                   -            (81,709)           5,554               -
   Policyholder charges (Note 3)                  (130,303)                (72)          (181,914)        (152,675)         (1,050)
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets
   from contract transactions                   27,416,186           1,972,766          2,820,866      272,573,950      18,775,102
                                             -------------         -----------      -------------    -------------     -----------
Net increase (decrease) in net assets           46,182,767           1,985,929         12,551,945      294,795,539      19,247,332

Net assets beginning of period                 109,223,427                   -        139,074,319                -               -
                                             -------------         -----------      -------------    -------------     -----------
Net assets end of period                     $ 155,406,194         $ 1,985,929      $ 151,626,264    $ 294,795,539    $ 19,247,332
-----------------------------------------    =============         ===========      =============    =============     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006           5,042,099                   -          5,847,479                -               -

      Units Issued                               2,083,180             201,767          1,377,658       23,059,218       2,275,599
      Units Redeemed                            (1,354,945)               (265)        (1,469,057)      (1,482,450)       (471,176)
                                             -------------         -----------      -------------    -------------     -----------
Units Outstanding at December 31, 2007           5,770,334             201,502          5,756,080       21,576,768       1,804,423
                                             =============         ===========      =============    =============     ===========

                                                                                                     JNL/Franklin
                                               JNL/Eagle       JNL/Eagle          JNL/Franklin        Templeton      JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding    Global Growth      Templeton
                                               Portfolio       Portfolio     Strategy Portfolio(a)   Portfolio(a)  Income Portfolio
                                            --------------  ---------------  ---------------------  -------------  ----------------
Operations
   Net investment income (loss)             $     237,469    $   1,045,078       $  (6,674,479)     $    (86,314)   $   5,134,736
   Net realized gain (loss) on
   investments                                 14,059,633       31,031,826          (1,459,472)           35,521        1,299,738
   Net change in unrealized appreciation
      (depreciation) on investments           (14,825,281)     (21,772,102)        (16,149,617)       (1,368,554)     (11,192,563)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from operations                               (528,179)      10,304,802         (24,283,568)       (1,419,347)      (4,758,089)
                                            -------------    -------------       -------------      ------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                   5,135,626       32,737,643         545,121,808        33,340,999      123,191,819
   Surrenders and terminations                 (8,621,231)     (13,560,306)        (15,808,624)       (1,030,828)      (7,845,390)
   Transfers between portfolios                (3,667,843)      25,753,109         257,484,841        16,317,700       83,397,544
   Net annuitization transactions                 (55,489)          22,259             173,765             1,226                -
   Policyholder charges (Note 3)                  (76,607)        (125,780)           (203,129)          (14,401)        (109,220)
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets
   from contract transactions                  (7,285,544)      44,826,925         786,768,661        48,614,696      198,634,753
                                            -------------    -------------       -------------      ------------    -------------
Net increase (decrease) in net assets          (7,813,723)      55,131,727         762,485,093        47,195,349      193,876,664

Net assets beginning of period                 78,067,866      104,069,721                   -                 -       58,427,521
                                            -------------    -------------       -------------      ------------    -------------
Net assets end of period                    $  70,254,143    $ 159,201,448       $ 762,485,093      $ 47,195,349    $ 252,304,185
------------------------------------------  =============    =============       =============      ============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006          4,108,529        4,595,183                   -                 -        5,381,483

      Units Issued                                690,240        3,860,595          85,987,508         6,111,587       21,086,391
      Units Redeemed                           (1,064,113)      (2,078,130)         (9,175,836)       (1,345,152)      (3,253,268)
                                            -------------    -------------       -------------      ------------    -------------
Units Outstanding at December 31, 2007          3,734,656        6,377,648          76,811,672         4,766,435       23,214,606
                                            =============    =============       =============      ============    =============

(a)  Commencement of operations January 16, 2007.

(b)  Commencement of operations December 3, 2007.

                     See notes to the financial statements.                   23

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                    JNL/Franklin        JNL/              JNL/            JNL/
                                                JNL/Franklin         Templeton      Goldman Sachs    Goldman Sachs   Goldman Sachs
                                               Templeton Mutual      Small Cap        Core Plus         Mid Cap      Short Duration
                                             Shares Portfolio(a)  Value Portfolio  Bond Portfolio   Value Portfolio  Bond Portfolio
                                             -------------------  ---------------  ---------------  ---------------  --------------
Operations
   Net investment income (loss)                 $   (658,119)      $    619,786     $   5,372,567    $    584,570     $  1,072,626
   Net realized gain (loss) on
   investments                                      (123,619)         3,194,668         3,488,590       4,090,664        1,129,388
   Net change in unrealized appreciation
      (depreciation) on investments               (1,762,683)        (9,076,938)        6,469,545      (6,143,027)        (743,213)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                (2,544,421)        (5,262,484)       15,330,702      (1,467,793)       1,458,801
                                                ------------       ------------     -------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     47,985,009         22,466,941        58,392,394      31,299,203       18,724,419
   Surrenders and terminations                    (1,671,410)        (3,021,911)      (27,078,418)     (4,963,172)      (4,181,497)
   Transfers between portfolios                   27,302,183         (2,296,555)       32,443,998       9,984,571       24,220,215
   Net annuitization transactions                          -             (6,670)           70,808         (19,519)         (45,067)
   Policyholder charges (Note 3)                     (24,032)           (55,828)         (414,408)        (75,916)         (47,825)
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                     73,591,750         17,085,977        63,414,374      36,225,167       38,670,245
                                                ------------       ------------     -------------    ------------     ------------
Net increase (decrease) in net assets             71,047,329         11,823,493        78,745,076      34,757,374       40,129,046

Net assets beginning of period                             -         45,326,950       251,052,512      54,651,795       25,836,573
                                                ------------       ------------     -------------    ------------     ------------
Net assets end of period                        $ 71,047,329       $ 57,150,443     $ 329,797,588    $ 89,409,169     $ 65,965,619
-------------------------------------------     ============       ============     =============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                     -          3,594,731        13,343,006       4,263,977        2,533,872

      Units Issued                                 8,439,205          3,368,958         6,386,022       5,413,661        8,683,154
      Units Redeemed                              (1,232,807)        (2,051,730)       (3,084,906)     (2,775,165)      (4,934,402)
                                                ------------       ------------     -------------    ------------     ------------
Units Outstanding at December 31, 2007             7,206,398          4,911,959        16,644,122       6,902,473        6,282,624
                                                ============       ============     =============    ============     ============

                                                                                  JNL/JPMorgan
                                                  JNL/JPMorgan   JNL/JPMorgan    U.S. Government     JNL/Lazard        JNL/Lazard
                                                  International  MidCap Growth   & Quality Bond   Emerging Markets      Mid Cap
                                                Value Portfolio    Portfolio       Portfolio          Portfolio     Value Portfolio
                                                ---------------  --------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)                  $  14,331,823   $  (1,773,738)   $   3,880,694    $  (1,517,084)    $   8,511,191
   Net realized gain (loss) on
   investments                                      43,473,940       9,645,674        1,622,094        5,736,070        24,940,060
   Net change in unrealized appreciation
      (depreciation) on investments                (27,308,047)     (1,042,161)       2,848,679       17,674,225       (45,994,972)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from operations                                  30,497,716       6,829,775        8,351,467       21,893,211       (12,543,721)
                                                 -------------   -------------    -------------    -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                      105,791,282       9,118,623       21,080,713       56,906,048        46,216,694
   Surrenders and terminations                     (27,051,059)    (19,187,153)     (21,976,374)      (7,400,892)      (18,868,192)
   Transfers between portfolios                     (5,521,597)     23,686,418       16,157,464      142,450,471        14,431,628
   Net annuitization transactions                      (44,867)        (12,498)        (100,242)          18,714           (24,632)
   Policyholder charges (Note 3)                      (454,572)       (143,057)        (175,669)        (172,692)         (222,068)
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets
   from contract transactions                       72,719,187      13,462,333       14,985,892      191,801,649        41,533,430
                                                 -------------   -------------    -------------    -------------     -------------
Net increase (decrease) in net assets              103,216,903      20,292,108       23,337,359      213,694,860        28,989,709

Net assets beginning of period                     293,190,252     112,750,275      167,521,342       30,065,142       185,662,219
                                                 -------------   -------------    -------------    -------------     -------------
Net assets end of period                         $ 396,407,155   $ 133,042,383    $ 190,858,701    $ 243,760,002     $ 214,651,928
----------------------------------------------   =============   =============    =============    =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              18,029,849       5,728,690       10,828,158        2,766,326         9,360,512

      Units Issued                                  12,299,038       2,183,448        4,877,637       17,576,391         5,044,257
      Units Redeemed                                (7,770,854)     (1,789,990)      (3,926,428)      (3,021,824)       (3,198,657)
                                                 -------------   -------------    -------------    -------------     -------------
Units Outstanding at December 31, 2007              22,558,033       6,122,148       11,779,367       17,320,893        11,206,112
                                                 =============   =============    =============    =============     =============

(a)  Commencement of operations January 16, 2007.

                See notes to the financial statements.                        24

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/Lazard       JNL/MCM                         JNL/MCM          JNL/MCM
                                            Small Cap        10 x 10         JNL/MCM        Bond Index     Communications
                                         Value Portfolio   Portfolio(a)    25 Portfolio     Portfolio     Sector Portfolio
                                         ---------------   ------------   -------------   -------------   ----------------
Operations
   Net investment income (loss)           $   2,692,300    $   (340,918)  $    (281,223)  $   7,255,243     $  2,108,193
   Net realized gain (loss) on
      investments                             4,072,123      (1,098,329)     43,647,723       2,710,855        5,588,346
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (16,788,108)     (1,437,220)    (76,007,512)      2,999,704       (9,049,141)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from operations                          (10,023,685)     (2,876,467)    (32,641,012)     12,965,802       (1,352,602)
                                          -------------    ------------   -------------   -------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                16,906,270      37,090,579     126,106,694      58,704,746       25,537,646
   Surrenders and terminations              (12,575,988)     (1,324,951)    (45,067,442)    (17,786,346)      (8,223,650)
   Transfers between portfolios             (10,224,322)     18,024,902     (64,962,251)     18,797,532       13,145,068
   Net annuitization transactions               (63,220)              -        (360,188)        (84,167)         (23,679)
   Policyholder charges (Note 3)               (211,841)        (49,904)       (780,284)       (304,544)        (142,843)
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets
   from contract transactions                (6,169,101)     53,740,626      14,936,529      59,327,221       30,292,542
                                          -------------    ------------   -------------   -------------     ------------
Net increase (decrease) in net assets       (16,192,786)     50,864,159     (17,704,483)     72,293,023       28,939,940

Net assets beginning of period              127,361,238               -     707,448,757     231,058,589       53,065,680
                                          -------------    ------------   -------------   -------------     ------------
Net assets end of period                  $ 111,168,452    $ 50,864,159   $ 689,744,274   $ 303,351,612     $ 82,005,620
-------------------------------------     =============    ============   =============   =============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006        7,492,738               -      56,751,709      20,618,779        8,875,777

      Units Issued                            1,791,576       7,573,223      14,374,885      10,496,712       11,752,776
      Units Redeemed                         (2,154,315)     (2,385,667)    (13,246,013)     (5,249,643)      (7,203,769)
                                          -------------    ------------   -------------   -------------     ------------
Units Outstanding at December 31, 2007        7,129,999       5,187,556      57,880,581      25,865,848       13,424,784
                                          =============    ============   =============   =============     ============

                                                                                            JNL/MCM
                                            JNL/MCM          JNL/MCM         JNL/MCM        Enhanced          JNL/MCM
                                        Consumer Brands       Dow 10       Dow Dividend   S&P 500 Stock      Financial
                                        Sector Portfolio     Portfolio      Portfolio    Index Portfolio  Sector Portfolio
                                        ----------------  --------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (267,385)     $  (14,690,144) $  (6,225,566)  $    (73,985)    $     (82,046)
   Net realized gain (loss) on
      investments                          2,509,855          63,033,465      6,821,710      4,173,512         4,740,076
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (4,009,383)        (53,962,671)   (51,702,747)    (2,806,274)      (16,031,535)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from operations                        (1,766,913)         (5,619,350)   (51,106,603)     1,293,253       (11,373,505)
                                        ------------      --------------  -------------   ------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)              3,867,335         152,040,211    182,446,523      7,977,654        14,426,324
   Surrenders and terminations            (2,013,712)        (54,586,307)   (15,495,198)    (6,434,515)       (5,333,108)
   Transfers between portfolios           (4,813,257)       (123,111,741)   (12,985,057)     9,956,682       (12,013,548)
   Net annuitization transactions             (5,063)           (434,823)             -       (163,857)          (12,677)
   Policyholder charges (Note 3)             (31,497)           (882,473)      (247,130)      (102,161)          (73,094)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets
   from contract transactions             (2,996,194)        (26,975,133)   153,719,138     11,233,803        (3,006,103)
                                        ------------      --------------  -------------   ------------     -------------
Net increase (decrease) in net assets     (4,763,107)        (32,594,483)   102,612,535     12,527,056       (14,379,608)

Net assets beginning of period            22,721,925         848,141,108    278,475,408     66,622,258        66,019,563
                                        ------------      --------------  -------------   ------------     -------------
Net assets end of period                $ 17,958,818      $  815,546,625  $ 381,087,943   $ 79,149,314     $  51,639,955
--------------------------------------  ============      ==============  =============   ============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,966,887          75,603,513     23,592,929      6,530,982         4,510,969

      Units Issued                         1,698,687          18,045,288     22,984,684      3,919,761         2,866,146
      Units Redeemed                      (1,946,942)        (20,510,165)   (10,085,387)    (2,658,055)       (3,006,596)
                                        ------------      --------------  -------------   ------------     -------------
Units Outstanding at December 31, 2007     1,718,632          73,138,636     36,492,226      7,792,688         4,370,519
                                        ============      ==============  =============   ============     =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   25

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                                           Global 15        Healthcare       Index 5      International        JNL 5
                                           Portfolio     Sector Portfolio  Portfolio(a)  Index Portfolio     Portfolio
                                        ---------------  ----------------  ------------  ---------------  ---------------
Operations
   Net investment income (loss)         $   (21,447,314)  $    (855,758)   $   (142,403)  $   5,824,151   $    19,806,817
   Net realized gain (loss) on
      investments                           135,389,159       7,305,423           6,713      38,814,966       127,294,599
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (14,977,777)     (1,473,505)       (136,977)     (4,802,609)     (220,621,793)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from operations                    98,964,068       4,976,160        (272,667)     39,836,508       (73,520,377)
                                        ---------------   -------------    ------------   -------------   ---------------
Contract transactions (1)
   Purchase payments (Note 4)               264,328,520      19,143,145      23,902,158     110,365,581     2,075,357,087
   Surrenders and terminations              (81,481,715)     (7,832,507)       (286,347)    (39,264,474)     (202,388,500)
   Transfers between portfolios             (92,333,996)      9,662,910       4,582,787     (12,464,537)      (96,638,194)
   Net annuitization transactions              (476,309)        (34,835)              -        (182,869)         (402,314)
   Policyholder charges (Note 3)             (1,467,074)       (115,333)         (6,263)       (808,241)       (3,942,550)
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net
   assets from contract transactions         88,569,426      20,823,380      28,192,335      57,645,460     1,771,985,529
                                        ---------------   -------------    ------------   -------------   ---------------
Net increase (decrease) in net assets       187,533,494      25,799,540      27,919,668      97,481,968     1,698,465,152

Net assets beginning of period            1,120,821,026      80,719,177               -     457,400,655     3,510,402,051
                                        ---------------   -------------    ------------   -------------   ---------------
Net assets end of period                $ 1,308,354,520   $ 106,518,717    $ 27,919,668   $ 554,882,623   $ 5,208,867,203
--------------------------------------  ===============   =============    ============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006       64,546,540       6,873,027               -      24,460,537       253,347,477

      Units Issued                           21,177,267       5,429,153       3,515,370       9,300,771       179,431,588
      Units Redeemed                        (16,778,415)     (3,724,742)       (691,700)     (6,360,144)      (56,020,681)
                                        ---------------   -------------    ------------   -------------   ---------------
Units Outstanding at December 31, 2007       68,945,392       8,577,438       2,823,670      27,401,164       376,758,384
                                        ===============   =============    ============   =============   ===============

                                           JNL/MCM        JNL/MCM          JNL/MCM            JNL/MCM          JNL/MCM
                                        JNL Optimized    Nasdaq 25    NYSE International     Oil & Gas          S&P 10
                                         5 Portfolio     Portfolio      25 Portfolio(a)   Sector Portfolio    Portfolio
                                        -------------  -------------  ------------------  ----------------  --------------
Operations
   Net investment income (loss)         $   3,558,270  $  (1,437,827)    $  1,629,270      $  (2,287,984)   $  (14,368,540)
   Net realized gain (loss) on
      investments                           4,529,586      4,733,275          292,811         51,190,641        53,400,033
   Net change in unrealized
      appreciation (depreciation)
      on investments                        4,170,852      8,480,076          941,226         45,989,319       (12,413,179)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from operations                  12,258,708     11,775,524        2,863,307         94,891,976        26,618,314
                                        -------------  -------------     ------------      -------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)             150,212,680     23,055,701       25,481,852         94,618,388       141,474,610
   Surrenders and terminations             (5,916,621)    (4,696,561)        (716,593)       (28,044,161)      (54,985,186)
   Transfers between portfolios           135,473,862     10,961,802       35,943,513            898,800       (81,478,092)
   Net annuitization transactions             (76,749)        (1,047)               -           (117,201)         (433,900)
   Policyholder charges (Note 3)              (94,735)      (106,667)         (11,091)          (475,525)         (950,022)
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net
   assets from contract transactions      279,598,437     29,213,228       60,697,681         66,880,301         3,627,410
                                        -------------  -------------     ------------      -------------    --------------
Net increase (decrease) in net assets     291,857,145     40,988,752       63,560,988        161,772,277        30,245,724

Net assets beginning of period             83,942,308     65,395,784                -        282,035,934       803,247,319
                                        -------------  -------------     ------------      -------------    --------------
Net assets end of period                $ 375,799,453  $ 106,384,536     $ 63,560,988      $ 443,808,211    $  833,493,043
--------------------------------------  =============  =============     ============      =============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      7,833,912      6,035,415                -         10,353,209        58,733,169

      Units Issued                         25,903,906      5,871,233        6,158,768          7,491,179        14,986,975
      Units Redeemed                       (2,318,078)    (3,513,487)        (654,483)        (5,615,195)      (14,747,608)
                                        -------------  -------------     ------------      -------------    --------------
Units Outstanding at December 31, 2007     31,419,740      8,393,161        5,504,285         12,229,193        58,972,536
                                        =============  =============     ============      =============    ==============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   26

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                           JNL/MCM        JNL/MCM          JNL/MCM         JNL/MCM            JNL/MCM
                                           S&P 24     S&P 400 MidCap       S&P 500         S&P SMid      Select Small Cap
                                          Portfolio   Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio
                                        ------------  ---------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)         $   (317,030)  $  (2,137,282)   $  (1,652,443)   $    723,745     $   44,062,425
   Net realized gain (loss) on
      investments                            359,492      46,202,148       26,185,634        (547,966)        40,248,040
   Net change in unrealized
      appreciation (depreciation)
      on investments                         877,747     (25,638,814)      (8,770,935)     (3,003,484)      (168,414,527)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from operations                    920,209      18,426,052       15,762,256      (2,827,705)       (84,104,062)
                                        ------------   -------------    -------------    ------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)              8,220,561      69,233,832       94,942,711      18,253,236        121,869,827
   Surrenders and terminations              (874,477)    (27,748,642)     (37,340,529)       (433,012)       (41,846,110)
   Transfers between portfolios           (3,231,591)      5,192,626      (17,249,831)     17,460,910        (66,531,018)
   Net annuitization transactions                  -         (91,489)        (519,583)              -           (309,429)
   Policyholder charges (Note 3)             (12,435)       (516,325)        (612,711)         (6,569)          (726,552)
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net
   assets from contract transactions       4,102,058      46,070,002       39,220,057      35,274,565         12,456,718
                                        ------------   -------------    -------------    ------------     --------------
Net increase (decrease) in net assets      5,022,267      64,496,054       54,982,313      32,446,860        (71,647,344)

Net assets beginning of period            17,703,535     349,594,359      506,063,769               -        700,092,520
                                        ------------   -------------    -------------    ------------     --------------
Net assets end of period                $ 22,725,802   $ 414,090,413    $ 561,046,082    $ 32,446,860     $  628,445,176
--------------------------------------  ============   =============    =============    ============     ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2006     1,737,156      22,952,423       41,376,318               -         33,388,482

      Units Issued                         1,428,408       8,562,276       11,297,796       4,363,229          9,707,004
      Units Redeemed                      (1,054,102)     (5,734,918)      (8,084,332)       (686,942)        (9,083,022)
                                        ------------   -------------    -------------    ------------     --------------
Units Outstanding at December 31, 2007     2,111,462      25,779,781       44,589,782       3,676,287         34,012,464
                                        ============   =============    =============    ============     ==============

                                                                                                                JNL/
                                            JNL/MCM          JNL/MCM           JNL/MCM                       Oppenheimer
                                           Small Cap        Technology      Value Line 30       JNL/MCM     Global Growth
                                        Index Portfolio  Sector Portfolio     Portfolio      VIP Portfolio    Portfolio
                                        ---------------  ----------------  ---------------  --------------  -------------
Operations
   Net investment income (loss)          $  (1,210,648)    $ (1,115,576)   $   (15,953,667) $    5,660,821  $  (1,158,995)
   Net realized gain (loss) on
      investments                           26,515,006        5,033,485         36,043,205      29,638,356     25,774,993
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (39,012,383)       2,684,411        124,250,063         959,296    (16,612,209)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from operations                  (13,708,025)       6,602,320        144,339,601      36,258,473      8,003,789
                                         -------------     ------------    ---------------  --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)               59,272,887       18,860,684        276,153,514      93,088,503     34,407,604
   Surrenders and terminations             (21,227,672)      (6,881,879)       (46,780,661)    (19,226,556)   (15,280,005)
   Transfers between portfolios            (17,678,136)      21,626,354        (95,650,675)   (100,627,786)   (11,226,738)
   Net annuitization transactions              (88,826)         (16,579)          (104,020)        (28,695)       (76,272)
   Policyholder charges (Note 3)              (391,241)        (113,713)        (1,017,806)       (392,844)      (171,737)
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net
   assets from contract transactions        19,887,012       33,474,867        132,600,352     (27,187,378)     7,652,852
                                         -------------     ------------    ---------------  --------------  -------------
Net increase (decrease) in net assets        6,178,987       40,077,187        276,939,953       9,071,095     15,656,641

Net assets beginning of period             310,494,181       59,686,210        822,800,037     413,219,233    180,941,943
                                         -------------     ------------    ---------------  --------------  -------------
Net assets end of period                 $ 316,673,168     $ 99,763,397    $ 1,099,739,990  $  422,290,328  $ 196,598,584
--------------------------------------   =============     ============    ===============  ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006      19,902,842        9,646,385         54,436,545      31,350,619     12,505,159

      Units Issued                           6,351,425       10,809,867         26,646,716      10,270,211      3,884,356
      Units Redeemed                        (5,108,696)      (5,984,256)       (19,152,489)    (12,201,413)    (3,388,014)
                                         -------------     ------------    ---------------  --------------  -------------
Units Outstanding at December 31, 2007      21,145,571       14,471,996         61,930,772      29,419,417     13,001,501
                                         =============     ============    ===============  ==============  =============

(a)   Commencement of operations April 30, 2007.

                     See notes to the financial statements.                   27

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                    JNL/           JNL/
                                                     JNL/           JNL/PIMCO      JNL/PIMCO     PPM America     PPM America
                                                 Oppenheimer       Real Return   Total Return    Core Equity     High Yield
                                             Growth Portfolio(b)  Portfolio(a)  Bond Portfolio    Portfolio    Bond Portfolio
                                             -------------------  ------------  --------------  -------------  --------------
Operations
   Net investment income (loss)                 $    2,248,627    $   (354,022)  $  17,912,089  $  (1,043,505)  $  18,025,021
   Net realized gain (loss) on investments           3,176,617         426,528       1,401,147      3,921,675      (2,619,642)
   Net change in unrealized appreciation
      (depreciation) on investments                 (3,028,256)      2,500,358      14,001,736     (9,909,969)    (24,910,400)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets
   from operations                                   2,396,988       2,572,864      33,314,972     (7,031,799)     (9,505,021)
                                                --------------    ------------   -------------  -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                        1,594,241      18,024,272     104,442,860      2,505,808      54,642,424
   Surrenders and terminations                      (1,064,746)       (920,402)    (36,890,588)   (16,914,810)    (30,706,181)
   Transfers between portfolios                    (29,870,530)     55,727,013      62,602,771     (5,857,469)    (30,611,057)
   Net annuitization transactions                            -               -        (100,258)       (45,290)        (69,497)
   Policyholder charges (Note 3)                       (16,456)        (13,973)       (537,021)      (104,207)       (385,249)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                           (29,357,491)     72,816,910     129,517,764    (20,415,968)     (7,129,560)
                                                --------------    ------------   -------------  -------------   -------------
Net increase (decrease) in net assets              (26,960,503)     75,389,774     162,832,736    (27,447,767)    (16,634,581)

Net assets beginning of period                      26,960,503               -     435,178,815    103,218,517     284,124,305
                                                --------------    ------------   -------------  -------------   -------------

Net assets end of period                        $            -    $ 75,389,774   $ 598,011,551  $  75,770,750   $ 267,489,724
------------------------------------------      ==============    ============   =============  =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               2,995,289               -      31,702,356      5,014,106      21,538,502

   Units Issued                                      1,411,124       8,645,021      14,710,661        266,870      12,083,351
   Units Redeemed                                   (4,406,413)     (1,738,678)     (5,809,815)    (1,267,482)    (12,975,991)
                                                --------------    ------------   -------------  -------------   -------------

Units Outstanding at December 31, 2007                       -       6,906,343      40,603,202      4,013,494      20,645,862
                                                ==============    ============   =============  =============   =============

                                                  JNL/                                           JNL/S&P
                                              PPM America       JNL/Putnam                     Competitive         JNL/S&P
                                              Value Equity         Midcap          JNL/S&P 4    Advantage        Disciplined
                                               Portfolio    Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                             -------------  -------------------  ------------  ------------  -------------------
Operations
   Net investment income (loss)              $  (1,251,268)   $    (471,602)     $     (8,855) $     (2,052)    $    (92,012)
   Net realized gain (loss) on investments      10,428,461        5,012,375              (371)         (445)          13,540
   Net change in unrealized appreciation
      (depreciation) on investments            (17,385,292)      (4,798,547)         (214,710)      (43,979)          19,977
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets
   from operations                              (8,208,099)        (257,774)         (223,936)      (46,476)         (58,495)
                                             -------------    -------------      ------------  ------------     ------------

Contract transactions (1)
   Purchase payments (Note 4)                    6,284,840        3,244,505         1,701,635        76,290       12,225,919
   Surrenders and terminations                 (27,032,338)      (3,228,827)          (21,373)       (7,769)        (103,343)
   Transfers between portfolios                 (6,371,186)     (31,236,677)       20,565,515     6,208,968        3,618,863
   Net annuitization transactions                  (56,891)               -                 -             -                -
   Policyholder charges (Note 3)                  (244,714)         (56,356)              (59)         (124)            (209)
                                             -------------    --------------     ------------  ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                       (27,420,289)     (31,277,355)       22,245,718     6,277,365       15,741,230
                                             -------------    -------------      ------------  ------------     ------------
Net increase (decrease) in net assets          (35,628,388)     (31,535,129)       22,021,782     6,230,889       15,682,735

Net assets beginning of period                 154,996,981       31,535,129                 -             -                -
                                             -------------    -------------      ------------  ------------     ------------

Net assets end of period                     $ 119,368,593    $           -      $ 22,021,782  $  6,230,889     $ 15,682,735
------------------------------------------   =============    =============      ============  ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           7,581,869        3,662,997                 -             -                -

   Units Issued                                    702,222        1,159,472         2,225,813       629,519        1,553,860
   Units Redeemed                               (2,039,329)      (4,822,469)           (4,990)         (805)         (57,753)
                                             -------------    -------------      ------------  ------------     ------------

Units Outstanding at December 31, 2007           6,244,762                -         2,220,823       628,714        1,496,107
                                             =============    =============      ============  ============     ============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    28

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                  JNL/S&P                           JNL/S&P
                                                 JNL/S&P        Disciplined        JNL/S&P           Growth
                                               Disciplined       Moderate      Dividend Income     Retirement         JNL/S&P
                                                Moderate          Growth          & Growth          Strategy      Intrinsic Value
                                               Portfolio(a)    Portfolio(a)      Portfolio(b)     Portfolio(a)      Portfolio(b)
                                               ------------    ------------    ---------------    -------------   ---------------
Operations
   Net investment income (loss)                $   (186,515)   $   (257,160)      $      49         $  14,356       $     (1,596)
   Net realized gain (loss) on investments           49,958          84,569              (1)            1,356               (672)
   Net change in unrealized appreciation
   (depreciation) on investments                    410,881         134,757          (4,333)            3,395            (64,422)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets
   from operations                                  274,324         (37,834)         (4,285)           19,107            (66,690)
                                               ------------    ------------       ---------         ---------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                    22,136,769      31,118,891         241,052           676,041            141,774
   Surrenders and terminations                     (346,990)       (383,633)           (806)          (10,533)           (11,370)
   Transfers between portfolios                  11,527,145       7,706,114         501,753           130,679         11,758,878
   Net annuitization transactions                         -               -               -                 -                  -
   Policyholder charges (Note 3)                       (656)         (3,801)             (1)                -               (150)
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets from
   contract transactions                         33,316,268      38,437,571         741,998           796,187         11,889,132
                                               ------------    ------------       ---------         ---------       ------------
Net increase (decrease) in net assets            33,590,592      38,399,737         737,713           815,294         11,822,442

Net assets beginning of period                            -               -               -                -                   -
                                               ------------    ------------       ---------         ---------       ------------

Net assets end of period                       $ 33,590,592    $ 38,399,737       $ 737,713         $ 815,294       $ 11,822,442
------------------------------------------     ============    ============       =========         =========       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                    -               -               -                 -                  -

   Units Issued                                   3,468,691       4,138,063          75,650            78,848          1,193,826
   Units Redeemed                                  (279,029)       (479,692)            (82)           (2,601)            (1,169)
                                               ------------    ------------       ---------         ---------       ------------
Units Outstanding at December 31, 2007            3,189,662       3,658,371          75,568            76,247          1,192,657
                                               ============    ============       =========         =========       ============

                                                                                                                       JNL/
                                                   JNL/             JNL/            JNL/              JNL/         S&P Managed
                                               S&P Managed      S&P Managed      S&P Managed      S&P Managed        Moderate
                                                Aggressive      Conservative       Growth          Moderate           Growth
                                             Growth Portfolio    Portfolio        Portfolio        Portfolio        Portfolio
                                             ----------------  -------------   ---------------   -------------   ---------------
Operations
   Net investment income (loss)               $    1,887,312   $   2,463,427   $       582,195   $   5,187,035   $     6,085,219
   Net realized gain (loss) on investments        31,797,530       9,723,953        97,819,719      18,207,140        95,289,761
   Net change in unrealized appreciation
   (depreciation) on investments                   8,450,433      (3,893,071)      (24,453,338)     (3,465,622)      (30,290,631)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets
   from operations                                42,135,275       8,294,309        73,948,576      19,928,553        71,084,349
                                              --------------   -------------   ---------------   -------------   ---------------

Contract transactions (1)
   Purchase payments (Note 4)                     73,782,275      65,721,365       174,085,833     146,253,778       263,996,233
   Surrenders and terminations                   (62,655,490)    (16,961,580)     (104,021,484)    (27,556,653)      (95,161,497)
   Transfers between portfolios                  (23,107,186)     57,661,228       (22,769,708)     53,778,049        19,238,252
   Net annuitization transactions                   (137,748)          9,973              (374)       (289,356)          (54,143)
   Policyholder charges (Note 3)                    (925,999)       (251,866)       (1,340,944)       (427,557)       (1,097,950)
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                         (13,044,148)    106,179,120        45,953,323     171,758,261       186,920,895
                                              --------------   -------------   ---------------   -------------   ---------------
Net increase (decrease) in net assets             29,091,127     114,473,429       119,901,899     191,686,814       258,005,244

Net assets beginning of period                   577,627,945     126,363,762     1,081,171,017     284,241,069       993,884,149
                                              --------------   -------------   ---------------   -------------   ---------------

Net assets end of period                      $  606,719,072   $ 240,837,191   $ 1,201,072,916   $ 475,927,883   $ 1,251,889,393
------------------------------------------    ==============   =============   ===============   =============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            38,010,553      11,360,944        71,759,942      24,211,376        69,732,022

   Units Issued                                    6,806,834      16,018,376        14,790,673      19,949,976        25,300,257
   Units Redeemed                                 (7,607,478)     (6,628,022)      (11,900,250)     (5,881,695)      (12,802,558)
                                              --------------   -------------   ---------------   -------------   ---------------
Units Outstanding at December 31, 2007            37,209,909      20,751,298        74,650,365      38,279,657        82,229,721
                                              ==============   =============   ===============   =============   ===============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    29

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                   JNL/S&P
                                                  JNL/S&P          Moderate
                                              Moderate Growth     Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                            Retirement Strategy    Strategy    Retirement 2015  Retirement 2020   Retirement 2025
                                                Portfolio(a)     Portfolio(a)     Portfolio        Portfolio         Portfolio
                                            -------------------  -----------------------------  ---------------   ---------------
Operations
   Net investment income (loss)                  $  14,306        $   9,234      $   (102,563)    $   (62,547)      $   (24,344)
   Net realized gain (loss) on investments             820              407           196,717         100,092            73,014
   Net change in unrealized appreciation
      (depreciation) on investments                 (9,726)          (6,168)          373,090         174,386            83,161
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets
   from operations                                   5,400            3,473           467,244         211,931           131,831
                                                 ---------        ---------      ------------     -----------       -----------

Contract transactions (1)
   Purchase payments (Note 4)                      247,324           54,631         6,951,836       5,000,426         2,248,127
   Surrenders and terminations                      (2,384)            (246)         (265,140)        (59,179)         (103,706)
   Transfers between portfolios                    422,975          237,095         4,107,076       1,361,702         1,564,089
   Net annuitization transactions                        -                -                 -               -                 -
   Policyholder charges (Note 3)                         -                -            (5,267)         (1,105)           (3,045)
                                                 ---------        ---------      ------------     -----------       -----------
Net increase (decrease) in net assets from
   contract transactions                           667,915          291,480        10,788,505       6,301,844         3,705,465
                                                 ---------        ---------      ------------     -----------       -----------

Net increase (decrease) in net assets              673,315          294,953        11,255,749       6,513,775         3,837,296

Net assets beginning of period                           -                -         4,568,016       1,847,130           939,283
                                                 ---------        ---------      ------------     -----------       -----------

Net assets end of period                         $ 673,315        $ 294,953      $ 15,823,765     $ 8,360,905       $ 4,776,579
------------------------------------------       =========        =========      ============     ===========       ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   -                -           421,940         168,274            85,050

   Units Issued                                     79,576           29,779         1,135,220         628,607           390,392
   Units Redeemed                                  (16,138)          (1,685)         (198,240)        (86,473)          (75,193)
                                                 ---------        ---------      ------------     -----------       -----------

Units Outstanding at December 31, 2007              63,438           28,094         1,358,920         710,408           400,249
                                                 =========        =========      ============     ===========       ===========

                                                  JNL/
                                             S&P Retirement        JNL/S&P        JNL/Select       JNL/Select           JNL/
                                                 Income          Total Yield       Balanced      Money Market       Select Value
                                               Portfolio        Portfolio(b)      Portfolio        Portfolio         Portfolio
                                             --------------     ------------    -------------   --------------     -------------
Operations
   Net investment income (loss)              $    (101,617)     $    (2,697)    $   4,561,966   $   12,403,936     $   3,679,364
   Net realized gain (loss) on investments         270,956             (325)       33,770,223               69        18,536,004
   Net change in unrealized appreciation
      (depreciation) on investments                674,943          (28,227)      (13,593,377)             (70)      (12,409,774)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets
   from operations                                 844,282          (31,249)       24,738,812       12,403,935         9,805,594
                                             -------------      -----------     -------------   --------------     -------------

Contract transactions (1)
   Purchase payments (Note 4)                   11,508,905           54,987        76,979,670      337,643,558        52,206,684
   Surrenders and terminations                  (1,239,966)          (6,303)      (51,075,386)    (151,555,312)      (15,555,787)
   Transfers between portfolios                  9,724,890        3,248,060        34,180,698      177,248,824         5,322,514
   Net annuitization transactions                        -                -          (177,212)      (2,154,797)          (80,727)
   Policyholder charges (Note 3)                   (14,619)            (148)         (392,849)      (2,774,097)         (217,302)
                                             -------------      -----------     -------------   --------------     -------------
Net increase (decrease) in net assets from
   contract transactions                        19,979,210        3,296,596        59,514,921      358,408,176        41,675,382
                                             -------------      -----------     -------------   --------------     -------------

Net increase (decrease) in net assets           20,823,492        3,265,347        84,253,733      370,812,111        51,480,976

Net assets beginning of period                   8,220,346                -       413,630,121      247,194,016       165,653,911
                                             -------------      -----------     -------------   --------------     -------------

Net assets end of period                     $  29,043,838      $ 3,265,347     $ 497,883,854   $  618,006,127     $ 217,134,887
------------------------------------------   =============      ===========     =============   ==============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             777,190                -        16,394,751       20,136,534         8,007,405

   Units Issued                                  2,204,104          325,288         5,453,130       77,558,867         4,732,228
   Units Redeemed                                 (365,995)            (677)       (3,365,648)     (48,798,180)       (2,842,340)
                                             -------------      -----------     -------------   --------------     -------------

Units Outstanding at December 31, 2007           2,615,299          324,611        18,482,233       48,897,221         9,897,293
                                             =============      ===========     =============   ==============     =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    30

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/T.Rowe        JNL/T.Rowe       JNL/T.Rowe
                                            Price Established   Price Mid-Cap     Price Value
                                            Growth Portfolio   Growth Portfolio    Portfolio
                                            -----------------  ----------------  -------------
Operations
   Net investment income (loss)               $   (2,410,371)    $     573,334   $   2,355,321
   Net realized gain (loss) on investments        57,881,598        70,489,252      36,127,326
   Net change in unrealized appreciation
      (depreciation) on investments              (22,585,572)      (11,557,100)    (44,486,679)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets
   from operations                                32,885,655        59,505,486      (6,004,032)
                                              --------------     -------------   -------------

Contract transactions (1)
   Purchase payments (Note 4)                     55,835,900        72,134,647      51,425,257
   Surrenders and terminations                   (63,457,116)      (52,346,138)    (34,907,068)
   Transfers between portfolios                  167,383,850        36,159,732      33,305,990
   Net annuitization transactions                   (219,229)         (188,861)        (20,071)
   Policyholder charges (Note 3)                    (507,552)         (470,166)       (391,160)
                                              --------------     -------------   -------------
Net increase (decrease) in net assets from
   contract transactions                         159,035,853        55,289,214      49,412,948
                                              --------------     -------------   -------------

Net increase (decrease) in net assets            191,921,508       114,794,700      43,408,916

Net assets beginning of period                   366,621,487       395,853,561     323,912,532
                                              --------------     -------------   -------------

Net assets end of period                      $  558,542,995     $ 510,648,261   $ 367,321,448
------------------------------------------    ==============     =============   =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            13,352,032        11,279,876      20,028,033

   Units Issued                                    8,918,494         3,602,287       8,299,692
   Units Redeemed                                 (3,700,329)       (2,606,919)     (5,390,041)
                                              --------------     -------------   -------------

Units Outstanding at December 31, 2007            18,570,197        12,275,244      22,937,684
                                              ==============     =============   =============

                    See notes to the financial statements.                    31

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                       Fifth            Fifth Third           Fifth           Fifth Third           JNL/
                                   Third Balanced   Disciplined Value     Third Mid Cap     Quality Growth      AIM Large Cap
                                    VIP Portfolio      VIP Portfolio      VIP Portfolio      VIP Portfolio    Growth Portfolio
                                   --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income
     (loss)                           $     978        $   102,562         $   (49,352)       $   (51,372)      $  (1,338,94)
   Net realized gain (loss)
     on investments                       1,450            202,435              73,543             72,232          4,243,407
   Net change in unrealized
     appreciation (depreciation)
     on investments                       7,282            917,126             207,303            158,225          2,313,435
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from operations             9,710          1,222,123             231,494            179,085          5,217,902
                                      ---------        -----------         -----------        -----------       ------------
Contract transactions (1)
   Purchase payments (Note 4)            11,942            967,177             277,155            732,370         16,714,896
   Surrenders and terminations           (6,558)          (436,719             (157,13)          (298,243)         (7,143,66)
   Transfers between portfolios          (7,710)           (57,999              51,590            167,355          (2,424,02)
   Net annuitization transactions             -                  -                   -                  -             18,155
   Policyholder charges (Note 3)           (419)           (11,148              (5,117)           (10,053)          (164,303)
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets from contract
   transactions                          (2,745)           461,311             166,491            591,429          7,001,059
                                      ---------        -----------         -----------        -----------       ------------
Net increase (decrease) in
   net assets                             6,965          1,683,434             397,985            770,514         12,218,961

Net assets beginning of period          138,646          6,339,347           2,722,413          5,254,949         77,264,739
                                      ---------        -----------         -----------        -----------       ------------
Net assets end of period              $ 145,611        $ 8,022,781         $ 3,120,398        $ 6,025,463       $ 89,483,700
---------------------------------     =========        ===========         ===========        ===========       ============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              11,435            406,265             168,609            708,532          6,605,162

   Units Issued                           2,736             84,394              30,486            158,624          2,685,350
   Units Redeemed                        (2,850)           (56,564)            (20,545)           (78,550)        (2,080,573)
                                      ---------        -----------         -----------        -----------       ------------
Units Outstanding at December
   31, 2006                              11,321            434,095             178,550            788,606          7,209,939
                                      =========        ===========         ===========        ===========       ============

                                        JNL/AIM             JNL/                                                   JNL/Eagle
                                      Real Estate      AIM Small Cap         JNL/Alge        JNL/Eagle Core        SmallCap
                                       Portfolio      Growth Portfolio   Growth Portfolio   Equity Portfolio   Equity Portfolio
                                    --------------   -----------------   ----------------   ----------------   ----------------
Operations
   Net investment income (loss)      $    (113,186)    $    (779,075)     $   (2,091,782)    $   (1,169,264)    $   (1,384,507)
   Net realized gain (loss)
     on investments                      3,384,623         7,395,141           4,492,946          2,737,894         16,315,500
   Net change in unrealized
     appreciation (depreciation)
     on investments                     18,316,518        (1,279,235)          1,497,913          6,218,743           (502,174)
                                     -------------     -------------      --------------     --------------     --------------

Net increase (decrease) in
  net assets from operations            21,587,955         5,336,831           3,899,077          7,787,373         14,428,819
                                     -------------     -------------      --------------     --------------     --------------
Contract transactions (1)
   Purchase payments (Note 4)           50,876,943         7,526,598           9,135,051          3,549,252         13,740,746
   Surrenders and terminations           (3,881,78)       (4,189,257)        (22,620,827)        (9,166,170)       (10,683,628)
   Transfers between portfolios         60,131,208        (5,811,644)        (15,758,816)        (4,210,444)         6,698,428
   Net annuitization transactions                -            53,869             (40,920)            18,462            (51,052)
   Policyholder charges (Note 3)           (70,279)          (96,339)           (242,476)          (104,080)          (116,450)
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets from contract
   transactions                        107,056,090        (2,516,773)        (29,527,988)        (9,912,980)         9,587,844
                                     -------------     -------------      --------------     --------------     --------------
Net increase (decrease) in
   net assets                          128,644,045         2,820,058         (25,628,911)        (2,125,607)        24,016,663

Net assets beginning of period          23,176,602        45,043,273         157,539,730         80,193,473         80,053,058
                                     -------------     -------------      --------------     --------------     --------------
Net assets end of period             $ 151,820,647     $  47,863,331      $  131,910,819     $   78,067,866     $  104,069,721
---------------------------------    =============     =============      ==============     ==============     ==============

(1) Contract unit
   transactions
Units Outstanding at December
   31, 2005                              2,004,859         3,570,161           8,153,498          4,662,983          4,180,785

   Units Issued                          8,912,000         1,156,550           1,088,265            567,683          1,783,363
   Units Redeemed                        (1,121,44)       (1,358,384)         (2,621,032)        (1,122,137)        (1,368,965)
                                     -------------     -------------      --------------     --------------     --------------
Units Outstanding at December
   31, 2006                              9,795,414         3,368,327           6,620,731          4,108,529          4,595,183
                                     =============     =============      ==============     ==============     ==============

                     See notes to the financial statements.                   32

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                    JNL/FMR          JNL/FMR            JNL/Franklin          JNL/Franklin       JNL/Goldman Sachs
                                    Balanced         Mid-Cap            Templeton          Templeton Small Cap        Mid Cap
                                   Portfolio     Equity Portfolio   Income Portfolio (a)     Value Portfolio      Value Portfolio
                                 -------------   ----------------   --------------------   -------------------   -----------------
Operations
   Net investment income
     (loss)                      $    (814,896)   $  (1,681,317)        $  1,137,455          $    (77,633)        $    292,351
   Net realized gain
     (loss) on investments           7,062,479        4,301,392              139,927               662,497              904,704
   Net change in
     unrealized appreciation
     (depreciation) on
       investments                   5,618,648        8,594,390            1,387,708             2,807,173            3,752,999
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from operations       11,866,231       11,214,465            2,665,090             3,392,037            4,950,054
                                 -------------    -------------         ------------          ------------         ------------
Contract transactions (1)
   Purchase payments (Note 4)       22,739,729        6,280,454           30,277,910            17,821,824           17,572,217
   Surrenders and terminations     (12,086,586)     (17,646,032)            (916,595)           (1,797,282)          (2,148,606)
   Transfers between
     portfolios                     10,413,149       (7,096,222)          26,418,781            13,758,210           12,037,668
   Net annuitization
     transactions                      (59,400)          (7,449)                   -                (7,295)             (11,782)
   Policyholder charges
     (Note 3)                         (202,061)        (209,385)             (17,665)              (33,071)             (32,774)
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets from
   contract transactions            20,804,831      (18,678,634)          55,762,431            29,742,386           27,416,723
                                 -------------    -------------         ------------          ------------         ------------
Net increase (decrease) in
   net assets                       32,671,062       (7,464,169)          58,427,521            33,134,423           32,366,777

Net assets beginning of
   period                          118,849,874      120,214,444                    -            12,192,527           22,285,018
                                 -------------    -------------         ------------          ------------         ------------
Net assets end of period         $ 151,520,936    $ 112,750,275         $ 58,427,521          $ 45,326,950         $ 54,651,795
-------------------------------  =============    =============         ============          ============         ============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2005                10,813,065        6,833,713                    -             1,119,918            1,978,342

   Units Issued                      3,752,004          649,733            5,581,307             3,831,977            3,153,645
   Units Redeemed                   (1,891,408)      (1,754,756)            (199,824)           (1,357,164)            (868,010)
                                 -------------    -------------         ------------          ------------         ------------
Units Outstanding at
   December 31, 2006                12,673,661        5,728,690            5,381,483             3,594,731            4,263,977
                                 =============    =============         ============          ============         ============

                                  JNL/Goldman Sachs     JNL/JPMorgan       JNL/JPMorgan           JNL/Lazard          JNL/Lazard
                                   Short Duration      International      International            Emerging             Mid Cap
                                 Bond Portfolio (a)   Equity Portfolio    Value Portfolio   Markets Portfolio (a)   Value Portfolio
                                 ------------------   ----------------   ----------------   ---------------------   ---------------
Operations
   Net investment income
     (loss)                         $   (216,237)      $     120,440      $   1,582,514         $   (138,545)        $   2,223,844
   Net realized gain (loss) on
     investments                         145,651           8,669,304         16,451,252              218,748            12,797,666
   Net change in unrealized
     appreciation
     (depreciation) on
      investments                        475,574          11,524,816         33,442,445            3,525,389             5,296,059
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   operations                            404,988          20,314,560         51,476,211            3,605,592            20,317,569
                                    ------------       -------------      -------------         ------------         -------------
Contract transactions (1)
   Purchase payments (Note 4)          7,548,658          26,834,489         66,466,852           10,647,965            27,465,385
   Surrenders and terminations          (698,148)        (11,696,179)       (13,687,240)            (670,351)          (13,913,864)
   Transfers between
     portfolios                       18,585,910           9,053,141         72,314,878           16,499,242           (10,319,915)
   Net annuitization
     transactions                              -              27,609            (12,316)              91,801
   Policyholder charges
     (Note 3)                             (4,835)           (120,287)          (195,840)             (17,306)             (219,850)
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets from
   contract transactions              25,431,585          24,098,773        124,886,334           26,459,550             3,103,557
                                    ------------       -------------      -------------         ------------         -------------
Net increase (decrease)
   in net assets                      25,836,573          44,413,333        176,362,545           30,065,142            23,421,126

Net assets beginning of
   period                                      -          88,044,355        116,827,707                   -            162,241,093
                                    ------------       -------------      -------------         ------------         -------------
Net assets end of period            $ 25,836,573       $ 132,457,688      $ 293,190,252         $ 30,065,142         $ 185,662,219
----------------------------------  ============       =============      =============         ============         =============

(1) Contract unit transactions
Units Outstanding at
  December 31, 2005                            -           6,119,341          9,007,293                    -             9,282,254

   Units Issued                        3,912,399           3,457,678         11,874,491            3,089,365             2,380,325
   Units Redeemed                     (1,378,527)         (1,915,509)        (2,851,935)            (323,039)           (2,302,067)
                                    ------------       -------------      -------------         ------------         -------------
Units Outstanding at
  December 31, 2006                    2,533,872           7,661,510         18,029,849            2,766,326             9,360,512
                                    ============       =============      =============         ============         =============

(a)   Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   33

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                JNL/Lazard                         JNL/MCM           JNL/MCM           JNL/MCM
                                                 Small Cap         JNL/MCM        Bond Index     Communications    Consumer Brands
                                              Value Portfolio    25 Portfolio      Portfolio    Sector Portfolio   Sector Portfolio
                                              ---------------   -------------   -------------   ----------------   ----------------
Operations
   Net investment income (loss)                $  10,210,544    $ (10,536,572)  $   1,187,106     $    217,382       $   (266,349)
   Net realized gain (loss) on investments        12,765,605       20,037,849         234,785        2,509,283            981,479
   Net change in unrealized appreciation
      (depreciation) on investments               (6,180,211)      53,271,340       2,877,145        6,622,054          1,560,036
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets
   from operations                                16,795,938       62,772,617       4,299,036        9,348,719          2,275,166
                                               -------------    -------------   -------------     ------------       ------------

Contract transactions (1)
   Purchase payments (Note 4)                     20,919,558      160,398,076      63,890,311       10,366,822          2,952,768
   Surrenders and terminations                   (11,293,597)     (33,642,741)    (13,185,390)      (2,156,040)        (1,520,203)
   Transfers between portfolios                  (20,140,824)     (29,146,858)      7,107,317       22,566,745          1,111,235
   Net annuitization transactions                    (50,328)         (46,173)        (26,214)          (5,677)             7,152
   Policyholder charges (Note 3)                    (194,146)        (614,584)       (232,211)         (37,332)           (34,253)
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets from
   contract transactions                         (10,759,337)      96,947,720      57,553,813       30,734,518          2,516,699
                                               -------------    -------------   -------------     ------------       ------------
Net increase (decrease) in net assets              6,036,601      159,720,337      61,852,849       40,083,237          4,791,865

Net assets beginning of period                   121,324,637      547,728,420     169,205,740       12,982,443         17,930,060
                                               -------------    -------------   -------------     ------------       ------------

Net assets end of period                       $ 127,361,238    $ 707,448,757   $ 231,058,589     $ 53,065,680       $ 22,721,925
-------------------------------------------    =============    =============   =============     ============       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             8,217,369       48,527,015      15,410,606        2,866,394          1,727,352

     Units Issued                                  2,495,466       18,459,221       8,686,025       14,323,375            922,748
     Units Redeemed                               (3,220,097)     (10,234,527)     (3,477,852)      (8,313,992)          (683,213)
                                               -------------    -------------   -------------     ------------       ------------

Units Outstanding at December 31, 2006             7,492,738       56,751,709      20,618,779        8,875,777          1,966,887
                                               =============    =============   =============     ============       ============

                                                                                   JNL/MCM
                                                  JNL/MCM         JNL/MCM          Enhanced          JNL/MCM            JNL/MCM
                                                   Dow (SM)     Dow Dividend    S&P 500 Stock       Financial            Global
                                                10 Portfolio   Portfolio (a)   Index Portfolio   Sector Portfolio     15 Portfolio
                                               -------------   -------------   ---------------   ----------------   ----------------
Operations
   Net investment income (loss)                $ (11,451,814)  $  (1,783,552)   $  3,180,231      $     (89,823)    $   (14,234,654)
   Net realized gain (loss) on investments        24,261,327       1,531,518       3,649,231          3,934,265          60,066,180
   Net change in unrealized appreciation
      (depreciation) on investments              153,975,982      22,993,014       1,077,188          3,858,751         232,332,086
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets
   from operations                               166,785,495      22,740,980       7,906,650          7,703,193         278,163,612
                                               -------------   -------------    ------------      -------------     ---------------
Contract transactions (1)
   Purchase payments (Note 4)                    165,617,748     149,839,547       7,572,550         12,824,995         239,065,024
   Surrenders and terminations                   (37,799,827)     (3,033,626)     (4,124,147)        (3,796,917)        (44,942,346)
   Transfers between portfolios                    7,182,628     108,954,465       3,693,040         11,963,272           9,790,457
   Net annuitization transactions                    (73,234)              -          66,604              3,428             (56,019)
   Policyholder charges (Note 3)                    (674,839)        (25,958)        (68,096)           (66,523)           (771,260)
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets from
   contract transactions                         134,252,476     255,734,428       7,139,951         20,928,255         203,085,856
                                               -------------   -------------    ------------      -------------     ---------------
Net increase (decrease) in net assets            301,037,971     278,475,408      15,046,601         28,631,448         481,249,468

Net assets beginning of period                   547,103,137               -      51,575,657         37,388,115         639,571,558
                                               -------------   -------------    ------------      -------------     ---------------

Net assets end of period                       $ 848,141,108   $ 278,475,408    $ 66,622,258      $  66,019,563     $ 1,120,821,026
--------------------------------------------   =============   =============    ============      =============     ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            62,186,853               -       5,772,672          2,986,930          50,759,145

     Units Issued                                 26,500,414      24,716,286       2,297,354          3,111,645          24,416,980
     Units Redeemed                              (13,083,754)     (1,123,357)     (1,539,044)        (1,587,606)        (10,629,585)
                                               -------------   -------------    ------------      -------------     ---------------

Units Outstanding at December 31, 2006            75,603,513      23,592,929       6,530,982          4,510,969          64,546,540
                                               =============   =============    ============      =============     ===============

(a) Commencement of operations January 17, 2006.

                     See notes to the financial statements.                   34

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                                 Healthcare       International         JNL 5         JNL Optimized      Nasdaq(R)
                                              Sector Portfolio   Index Portfolio      Portfolio      5 Portfolio (a)   15 Portfolio
                                              ----------------   ---------------   ---------------   ---------------   -------------
Operations
   Net investment income (loss)                $    (775,470)     $   5,974,685    $   (28,048,717)   $    (63,677)    $   (930,724)
   Net realized gain (loss) on investments         3,517,284         13,531,965         31,905,117         627,983           13,947
   Net change in unrealized appreciation
      (depreciation) on investments                  576,341         56,607,861        348,932,921       5,233,302        2,709,360
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets
   from operations                                 3,318,155         76,114,511        352,789,321       5,797,608        1,792,583
                                               -------------      -------------    ---------------    ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     19,562,876        104,594,066      1,714,317,681      59,544,024       28,204,754
   Surrenders and terminations                    (5,074,474)       (20,186,136)       (80,506,835)       (606,117)      (2,189,588)
   Transfers between portfolios                  (10,988,299)        26,897,580        346,813,443      19,215,666       (4,509,778)
   Net annuitization transactions                     23,690             35,295            261,367               -                -
   Policyholder charges (Note 3)                     (91,708)          (373,828)        (1,412,359)         (8,873)         (30,169)
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                           3,432,085        110,966,977      1,979,473,297      78,144,700       21,475,219
                                               -------------      -------------    ---------------    ------------     ------------
Net increase (decrease) in net assets              6,750,240        187,081,488      2,332,262,618      83,942,308       23,267,802

Net assets beginning of period                    73,968,937        270,319,167      1,178,139,433               -       42,127,982
                                               -------------      -------------    ---------------    ------------     ------------
Net assets end of period                       $  80,719,177      $ 457,400,655    $ 3,510,402,051    $ 83,942,308     $ 65,395,784
-------------------------------------------    =============      =============    ===============    ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             6,570,928         17,822,982         99,440,140               -        4,002,235

     Units Issued                                  3,171,981          9,843,774        168,726,975       8,372,900        4,297,318
     Units Redeemed                               (2,869,882)        (3,206,219)       (14,819,638)       (538,988)      (2,264,138)
                                               -------------      -------------    ---------------    ------------     ------------
Units Outstanding at December 31, 2006             6,873,027         24,460,537        253,347,477       7,833,912        6,035,415
                                               =============      =============    ===============    ============     ============

(a) Commencement of operations May 1, 2006.

                                                  JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM
                                                  Oil & Gas          S&P(R)          S&P 24        S&P 400 MidCap       S&P 500
                                              Sector Portfolio    10 Portfolio    Portfolio (a)   Index Portfolio   Index Portfolio
                                              ----------------   -------------   --------------   ---------------   ----------------
Operations
   Net investment income (loss)                $  (1,121,736)    $ (12,712,105)   $    (88,439)    $    (805,415)    $    (367,036)
   Net realized gain (loss) on investments        29,390,122        63,456,083          16,348        20,636,372        11,463,705
   Net change in unrealized appreciation
      (depreciation) on investments                3,612,788       (32,612,212)        433,935         3,280,795        44,465,062
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets
   from operations                                31,881,174        18,131,766         361,844        23,111,752        55,561,731
                                               -------------     -------------    ------------     -------------     -------------
Contract transactions (1)
   Purchase payments (Note 4)                     79,404,747       202,525,070       6,874,904        80,372,367        94,740,442
   Surrenders and terminations                   (17,928,004)      (40,429,354)       (123,467)      (17,419,364)      (28,386,472)
   Transfers between portfolios                   15,008,280       (71,238,282)     10,590,579          (353,776)        4,196,073
   Net annuitization transactions                      4,766             1,597               -            71,014           (13,945)
   Policyholder charges (Note 3)                    (287,681)         (732,105)           (325)         (344,086)         (552,439)
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets from
   contract transactions                          76,202,108        90,126,926      17,341,691        62,326,155        69,983,659
                                               -------------     -------------    ------------     -------------     -------------
Net increase (decrease) in net assets            108,083,282       108,258,692      17,703,535        85,437,907       125,545,390

Net assets beginning of period                   173,952,652       694,988,627               -       264,156,452       380,518,379
                                               -------------     -------------    ------------     -------------     -------------
Net assets end of period                       $ 282,035,934     $ 803,247,319    $ 17,703,535     $ 349,594,359     $ 506,063,769
-------------------------------------------    =============     =============    ============     =============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             7,593,123        52,331,704               -        18,676,432        35,106,576

     Units Issued                                  8,627,593        20,825,277       1,807,011         8,069,966        12,048,102
     Units Redeemed                               (5,867,507)      (14,423,812)        (69,855)       (3,793,975)       (5,778,360)
                                               -------------     -------------    ------------     -------------     -------------
Units Outstanding at December 31, 2006            10,353,209        58,733,169       1,737,156        22,952,423        41,376,318
                                               =============     =============    ============     =============     =============

(a) Commencement of operations May 1, 2006.

                     See notes to the financial statements.                   35

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                              Select Small-Cap      Small Cap         Technology      Value Line(R)       VIP
                                                  Portfolio      Index Portfolio   Sector Portfolio    25 Portfolio     Portfolio
                                              ----------------   ---------------   ----------------   --------------  --------------
Operations
   Net investment income (loss)                $ (10,351,252)     $     (58,526)     $   (669,863)    $ (11,239,849)  $  (3,797,837)
   Net realized gain (loss) on investments        26,307,575         26,128,588          (544,278)       15,223,904       5,013,184
   Net change in unrealized appreciation
      (depreciation) on investments               31,262,322         11,616,724         4,357,911       (20,175,748)     33,778,179
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets
  from operations                                 47,218,645         37,686,786         3,143,770       (16,191,693)     34,993,526
                                               -------------      -------------      ------------     --------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                    166,083,683         69,563,587         9,161,085       432,075,389     153,152,022
   Surrenders and terminations                   (32,920,655)       (15,626,395)       (3,139,957)      (25,673,309)    (12,069,494)
   Transfers between portfolios                  (26,361,664)         1,251,972         5,307,171       (18,846,438)     11,423,407
   Net annuitization transactions                    (88,478)             2,834             7,592            66,057               -
   Policyholder charges (Note 3)                    (589,826)          (292,522)          (59,784)         (502,761)       (231,496)
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets from
  contract transactions                          106,123,060         54,899,476        11,276,107       387,118,938     152,274,439
                                               -------------      -------------      ------------     --------------  -------------
Net increase (decrease) in net assets            153,341,705         92,586,262        14,419,877       370,927,245     187,267,965

Net assets beginning of period                   546,750,815        217,907,919        45,266,333       451,872,792     225,951,268
                                               -------------      -------------      ------------     --------------  -------------
Net assets end of period                       $ 700,092,520      $ 310,494,181      $ 59,686,210     $ 822,800,037   $ 413,219,233
-------------------------------------------    =============      =============      ============     ==============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            28,099,167         16,114,520         7,874,318        28,982,972      18,905,217

     Units Issued                                 11,045,168          7,538,219         5,981,345        36,086,161      16,002,570
     Units Redeemed                               (5,755,853)        (3,749,897)       (4,209,278)      (10,632,588)     (3,557,168)
                                               -------------      -------------      ------------     --------------  -------------
Units Outstanding at December 31, 2006            33,388,482         19,902,842         9,646,385        54,436,545      31,350,619
                                               =============      =============      ============     ==============  =============

                                              JNL/Oppenheimer                        JNL/PIMCO                         JNL/Putnam
                                               Global Growth    JNL/Oppenheimer    Total Return      JNL/Putnam          Midcap
                                                 Portfolio     Growth Portfolio   Bond Portfolio  Equity Portfolio  Growth Portfolio
                                              ---------------  ----------------  ---------------  ----------------  ----------------
Operations
   Net investment income (loss)                $  (1,624,943)    $   (429,111)    $   9,440,381    $  (1,151,262)     $   (532,825)
   Net realized gain (loss) on investments        15,200,657          916,126          (855,124)       2,038,977         2,438,390
   Net change in unrealized appreciation
      (depreciation) on investments                7,846,062          248,553        (1,415,611)      10,996,138          (860,069)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets
  from operations                                 21,421,776          735,568         7,169,646       11,883,853         1,045,496
                                               -------------     ------------     -------------    -------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                     37,627,701        3,782,605        94,081,295        3,304,679         4,725,538
   Surrenders and terminations                   (12,062,396)      (2,486,345)      (28,021,517)     (20,787,344)       (3,441,614)
   Transfers between portfolios                    9,157,399          149,426        37,948,787       (9,703,480)       (1,746,766)
   Net annuitization transactions                    120,352          (18,700)          (44,704)         (11,759)            1,477
   Policyholder charges (Note 3)                    (172,255)         (71,536)         (392,286)        (166,704)          (84,973)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets from
  contract transactions                           34,670,801        1,355,450       103,571,575      (27,364,608)         (546,338)
                                               -------------     ------------     -------------    -------------      ------------
Net increase (decrease) in net assets             56,092,577        2,091,018       110,741,221      (15,480,755)          499,158

Net assets beginning of period                   124,849,366       24,869,485       324,437,594      118,699,272        31,035,971
                                               -------------     ------------     -------------    -------------      ------------
Net assets end of period                       $ 180,941,943     $ 26,960,503     $ 435,178,815    $ 103,218,517      $ 31,535,129
-------------------------------------------    =============     ============     =============    =============      ============

(1) Contract unit transactions

Units Outstanding at December 31, 2005             9,917,994        2,846,168        24,289,445        6,487,515         3,744,190

     Units Issued                                  4,964,222        1,095,744        11,891,034          335,460         1,459,370
     Units Redeemed                               (2,377,057)        (946,623)       (4,478,123)      (1,808,869)       (1,540,563)
                                               -------------     ------------     -------------    -------------      ------------
Units Outstanding at December 31, 2006            12,505,159        2,995,289        31,702,356        5,014,106         3,662,997
                                               =============     ============     =============    =============      ============

                     See notes to the financial statements.                   36

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                     JNL/              JNL/                               JNL/
                                                 JNL/Putnam      S&P Managed        S&P Managed         JNL/          S&P Managed
                                                Value Equity      Aggressive       Conservative      S&P Managed        Moderate
                                                 Portfolio     Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                                               -------------   ----------------   -------------   ----------------   -------------
Operations
   Net investment income (loss)                $  (2,268,493)   $  (5,172,975)    $     405,384   $    (5,765,707)   $     829,391
   Net realized gain (loss) on investments         6,827,770       54,367,842         1,887,404        71,909,495        4,395,462
   Net change in unrealized appreciation
      (depreciation) on investments               12,361,341       22,196,073         3,715,975        50,034,429       12,512,578
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets from
   operations                                     16,920,618       71,390,940         6,008,763       116,178,217       17,737,431
                                               -------------    -------------     -------------   ---------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                      5,892,472       48,071,673        38,971,901       150,309,814      111,816,468
   Surrenders and terminations                   (27,927,438)     (51,595,953)       (7,798,417)      (87,538,202)     (13,087,824)
   Transfers between portfolios                   (9,410,261)     (36,981,961)       15,660,766       (32,717,369)      27,925,862
   Net annuitization transactions                   (170,761)          66,574           (23,475)       (1,845,097)               -
   Policyholder charges (Note 3)                    (204,874)        (913,495)         (149,315)       (1,518,132)        (259,669)
                                               -------------    -------------     -------------   ---------------    -------------
Net increase in net assets from contract
   transactions                                  (31,820,862)     (41,353,162)       46,661,460        26,691,014      126,394,837
                                               -------------    -------------     -------------   ---------------    -------------
Net increase (decrease) in net assets            (14,900,244)      30,037,778        52,670,223       142,869,231      144,132,268

Net assets beginning of period                   169,897,225      547,590,167        73,693,539       938,301,786      140,108,801
                                               -------------    -------------     -------------   ---------------    -------------
Net assets end of period                       $ 154,996,981    $ 577,627,945     $ 126,363,762   $ 1,081,171,017    $ 284,241,069
------------------------------------------     =============    =============     =============   ===============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005             9,314,513       40,948,202         7,023,084        69,873,370       12,957,804

      Units Issued                                   599,885        4,802,802         6,752,938        13,039,414       13,796,812
      Units Redeemed                              (2,332,529)      (7,740,451)       (2,415,078)      (11,152,842)      (2,543,240)
                                               -------------    -------------     -------------   ---------------    -------------
Units Outstanding at December 31, 2006             7,581,869       38,010,553        11,360,944        71,759,942       24,211,376
                                               =============    =============     =============   ===============    =============

                                            JNL/                                                                         JNL/
                                         S&P Managed           JNL/                JNL/                JNL/         S&P Retirement
                                          Moderate        S&P Retirement      S&P Retirement      S&P Retirement        Income
                                      Growth Portfolio  2015 Portfolio (a)  2020 Portfolio (a)  2025 Portfolio (a)   Portfolio (a)
                                      ----------------  ------------------  ------------------  ------------------  --------------
Operations
   Net investment income (loss)        $  (2,687,665)      $   (29,773)        $   (10,081)         $  (3,542)        $   (54,490)
   Net realized gain (loss) on
      investments                         45,390,277            14,119               1,488              2,947              57,619
   Net change in unrealized
     appreciation (depreciation)
     on investments                       43,751,178           297,647             119,253             46,779             365,162
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   operations                             86,453,790           281,993             110,660             46,184             368,291
                                       -------------       -----------         -----------          ---------         -----------
Contract transactions (1)
   Purchase payments (Note 4)            209,123,473         2,694,991             896,220            748,396           6,066,234
   Surrenders and terminations           (78,168,091)          (20,320)            (18,964)           (30,680)           (199,125)
   Transfers between portfolios           18,696,648         1,611,554             859,242            176,120           1,985,127
   Net annuitization transactions             29,964                 -                   -                  -                   -
   Policyholder charges (Note 3)          (1,264,619)             (202)                (28)              (737)               (181)
                                       -------------       -----------         -----------          ---------         -----------
Net increase in net assets from
   contract transactions                 148,417,375         4,286,023           1,736,470            893,099           7,852,055
                                       -------------       -----------         -----------          ---------         -----------
Net increase (decrease) in net
   assets                                234,871,165         4,568,016           1,847,130            939,283           8,220,346

Net assets beginning of period           759,012,984                 -                   -                  -                   -
                                       -------------       -----------         -----------          ---------         -----------
Net assets end of period               $ 993,884,149       $ 4,568,016         $ 1,847,130          $ 939,283         $ 8,220,346
---------------------------------      =============       ===========         ===========          =========         ===========

(1) Contract unit transactions
Units Outstanding at December
   31, 2005                               58,758,309                 -                   -                  -                   -

      Units Issued                        20,750,137           455,460             177,680             99,990             948,624
      Units Redeemed                      (9,776,424)          (33,520)             (9,406)           (14,940)           (171,434)
                                       -------------       -----------         -----------          ---------         -----------
Units Outstanding at December
   31, 2006                               69,732,022           421,940             168,274             85,050             777,190
                                       =============       ===========         ===========          =========         ===========

(a) Commencement of operations January 17, 2006.

                   See notes to the financial statements.                     37

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/          JNL/Select        JNL/Select           JNL/             JNL/
                                             Select Balanced       Global          Large Cap        Select Money     Select Value
                                                Portfolio     Growth Portfolio  Growth Portfolio  Market Portfolio    Portfolio
                                             ---------------  ----------------  ----------------  ----------------  --------------
Operations
   Net investment income (loss)               $   4,603,403     $  (1,277,537)    $  (2,158,815)    $   5,749,414    $   1,950,479
   Net realized gain (loss) on investments       10,499,708        (1,676,959)        1,571,592               440        8,075,562
   Net change in unrealized appreciation
      (depreciation) on investments              28,565,497        15,358,070         4,486,384              (439)      10,023,529
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from operations                               43,668,608        12,403,574         3,899,161         5,749,415       20,049,570
                                              -------------     -------------     -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    43,395,129         4,759,407         8,240,362       151,646,946       29,478,947
   Surrenders and terminations                  (48,056,686)      (20,734,361)      (23,629,861)      (65,705,096)      (8,903,404)
   Transfers between portfolios                   3,379,175        (4,956,796)      (15,084,965)       27,279,771       45,813,020
   Net annuitization transactions                  (140,505)          (14,355)          (30,408)         (399,880)          68,931
   Policyholder charges (Note 3)                   (466,940)         (156,201)         (280,703)       (1,074,344)        (141,008)
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets
   from contract transactions                    (1,889,827)      (21,102,306)      (30,785,575)      111,747,397       66,316,486
                                              -------------     -------------     -------------     -------------    -------------
Net increase (decrease) in net assets            41,778,781        (8,698,732)      (26,886,414)      117,496,812       86,366,056

Net assets beginning of period                  371,851,340       117,922,159       165,960,733       129,697,204       79,287,855
                                              -------------     -------------     -------------     -------------    -------------
Net assets end of period                      $ 413,630,121     $ 109,223,427     $ 139,074,319     $ 247,194,016    $ 165,653,911
------------------------------------------    =============     =============     =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           16,635,149         6,149,342         7,241,214        10,932,578        4,555,238

      Units Issued                                2,925,183           455,468           706,373        28,652,663        4,489,771
      Units Redeemed                             (3,165,581)       (1,562,711)       (2,100,108)      (19,448,707)      (1,037,604)
                                              -------------     -------------     -------------     -------------    -------------
Units Outstanding at December 31, 2006           16,394,751         5,042,099         5,847,479        20,136,534        8,007,405
                                              =============     =============     =============     =============    =============

                                               JNL/T. Rowe        JNL/T. Rowe          JNL/          JNL/Western     JNL/Western
                                            Price Established    Price Mid-Cap    T. Rowe Price      High Yield        Strategic
                                             Growth Portfolio  Growth Portfolio  Value Portfolio   Bond Portfolio   Bond Portfolio
                                            -----------------  ----------------  ---------------   --------------   --------------
Operations
   Net investment income (loss)               $  (3,736,541)     $  (2,752,081)   $    (732,985)    $  14,216,016    $  (3,280,179)
   Net realized gain (loss) on investments       20,934,763         51,936,124       30,700,016        (1,531,901)        (493,495)
   Net change in unrealized appreciation
      (depreciation) on investments              22,496,691        (29,610,098)      18,002,785         7,950,104       10,636,386
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   operations                                    39,694,913         19,573,945       47,969,816        20,634,219        6,862,712
                                              -------------      -------------    -------------     -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                    30,761,377         56,169,615       37,600,243        49,278,595       58,520,622
   Surrenders and terminations                  (44,477,462)       (47,065,968)     (24,620,754)      (27,125,374)     (20,711,795)
   Transfers between portfolios                  (4,498,443)       (13,039,056)       8,673,615        32,174,295       19,477,766
   Net annuitization transactions                  (124,809)            (7,214)        (133,851)           16,205          (52,726)
   Policyholder charges (Note 3)                   (490,393)          (537,253)        (327,921)         (352,214)        (242,668)
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets from
   contract transactions                        (18,829,730)        (4,479,876)      21,191,332        53,991,507       56,991,199
                                              -------------      -------------    -------------     -------------    -------------
Net increase (decrease) in net assets            20,865,183         15,094,069       69,161,148        74,625,726       63,853,911

Net assets beginning of period                  345,756,304        380,759,492      254,751,384       209,498,579      187,198,601
                                              -------------      -------------    -------------     -------------    -------------
Net assets end of period                      $ 366,621,487      $ 395,853,561    $ 323,912,532     $ 284,124,305    $ 251,052,512
------------------------------------------    =============      =============    =============     =============    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           14,267,380         11,678,338       18,572,842        17,806,749       10,244,424

      Units Issued                                2,070,913          2,521,711        4,953,646        10,171,331        5,407,127
      Units Redeemed                             (2,986,261)        (2,920,173)      (3,498,455)       (6,439,578)      (2,308,545)
                                              -------------      -------------    -------------     -------------    -------------
Units Outstanding at December 31, 2006           13,352,032         11,279,876       20,028,033        21,538,502       13,343,006
                                              =============      =============    =============     =============    =============

                    See notes to the financial statements.                    38

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                               JNL/Western
                                             U.S. Government
                                               & Quality
                                             Bond Portfolio
                                             ---------------
Operations
   Net investment income (loss)               $  (2,585,339)
   Net realized gain (loss) on investments       (1,720,470)
   Net change in unrealized appreciation
   (depreciation) on investments                  7,172,678
                                              -------------
Net increase (decrease) in net assets from
   operations                                     2,866,869
                                              -------------
Contract transactions (1)
   Purchase payments (Note 4)                    21,479,658
   Surrenders and terminations                  (23,200,659)
   Transfers between portfolios                  (1,906,950)
   Net annuitization transactions                    32,917
   Policyholder charges (Note 3)                   (254,850)
                                              -------------
Net increase (decrease) in net assets from
   contract transactions                         (3,849,884)
                                              -------------
Net increase (decrease) in net assets              (983,015)

Net assets beginning of period                  168,504,357
                                              -------------
Net assets end of period                      $ 167,521,342
------------------------------------------    =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           11,097,877

      Units Issued                                2,955,819
      Units Redeemed                             (3,225,538)
                                              -------------
Units Outstanding at December 31, 2006           10,828,158
                                              =============

                    See notes to the financial statements.                    39

Jackson National Separate Account I
Notes to Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained ninety-three (93) Portfolios during 2007, but currently contains eighty-six (86) Portfolios as of December 31, 2007, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) 10 Fund*
JNL/MCM Dow(SM) Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

Fifth Third Balanced VIP Fund(3)
Fifth Third Disciplined Value VIP Fund(3)
Fifth Third Mid Cap VIP Fund(3)
Fifth Third Quality Growth VIP Fund(3)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30,2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Nasdaq 15 Fund*                            JNL/MCM Nasdaq 25 Fund*                                     December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Value Line 25 Fund*                        JNL/MCM Value Line 30 Fund*                                 December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

(3) On October 12, 2007, these funds were closed. All remaining assets were transferred to the JNL/Select Money Market Fund.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $4,031,655 and $3,411,936, respectively.

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006, transfer fee charges were assessed in the amount of $13,285 and $13,545, respectively.

      Surrender or Contingent Deferred Sales Charge

      During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $24,796,391 and $16,200,921, respectively.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

      Optional Benefit Charges

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.84%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02%, depending on the product, of the Guaranteed Value (GV). The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.75%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

      Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 - Policy Charges (continued)

Asset-based Charges (continued)

      Optional Benefit Charges (continued)

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $94,185,834 and $55,633,702 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/AIM International Growth Fund                       $  119,377,826   $   60,035,604
JNL/AIM Large Cap Growth Fund                              145,077,381       54,127,158
JNL/AIM Real Estate Fund                                   196,634,936      173,066,915
JNL/AIM Small Cap Growth Fund                               42,549,013       22,292,490
JNL/Alger Growth Fund                                        7,085,193      150,139,589
JNL/Capital Guardian Global Balanced Fund                   87,865,417       53,903,145
JNL/Capital Guardian Global Diversified Research Fund       66,957,621       40,429,342
JNL/Capital Guardian International Small Cap Fund            1,975,348            4,316
JNL/Capital Guardian U.S. Growth Equity Fund                45,717,467       44,968,998
JNL/Credit Suisse Global Natural Resources Fund            322,759,002       52,173,661
JNL/Credit Suisse Long/Short Fund                           24,862,010        6,210,828
JNL/Eagle Core Equity Fund                                  26,999,984       24,195,294
JNL/Eagle SmallCap Equity Fund                             138,770,418       71,463,498
JNL/Franklin Templeton Founding Strategy Fund              954,527,198      174,433,016
JNL/Franklin Templeton Global Growth Fund                   68,312,006       19,783,624
JNL/Franklin Templeton Income Fund                         274,145,447       70,150,923
JNL/Franklin Templeton Mutual Shares Fund                   92,772,342       19,838,712
JNL/Franklin Templeton Small Cap Value Fund                 53,876,463       34,694,191
JNL/Goldman Sachs Core Plus Bond Fund                      162,738,937       93,951,998
JNL/Goldman Sachs Mid Cap Value Fund                        87,636,973       49,644,010
JNL/Goldman Sachs Short Duration Bond Fund                 104,815,703       65,072,832
JNL/JPMorgan International Value Fund                      285,442,050      186,077,740
JNL/JPMorgan MidCap Growth Fund                             57,985,823       46,297,227
JNL/JPMorgan U.S. Government & Quality Bond Fund            96,318,919       77,452,333
JNL/Lazard Emerging Markets Fund                           254,283,732       63,999,166
JNL/Lazard Mid Cap Value Fund                              166,140,364       93,999,643
JNL/Lazard Small Cap Value Fund                             48,850,189       46,254,209
JNL/MCM 10 x 10 Fund                                        79,033,395       25,633,687
JNL/MCM Bond Index Fund                                    158,112,492       91,530,028
JNL/MCM Enhanced S&P 500 Stock Index Fund                   52,292,942       39,219,775
JNL/MCM Index 5 Fund                                        37,524,416        9,474,485
JNL/MCM International Index Fund                           255,757,666      186,346,187
JNL/MCM S&P 400 MidCap Index Fund                          208,828,412      136,972,006
JNL/MCM S&P 500 Index Fund                                 191,226,460      148,636,862
JNL/MCM Small Cap Index Fund                               146,562,372      111,860,485
JNL/Oppenheimer Global Growth Fund                          89,253,299       70,019,114
JNL/Oppenheimer Growth Fund                                 19,505,055       43,141,869
JNL/PIMCO Real Return Fund                                  98,006,554       25,543,665
JNL/PIMCO Total Return Bond Fund                           290,306,593      142,144,214
JNL/PPM America Core Equity Fund                             7,052,857       28,512,331
JNL/PPM America High Yield Bond Fund                       234,850,121      223,954,659
JNL/PPM America Value Equity Fund                           19,756,252       48,427,809
JNL/Putnam Midcap Growth Fund                               11,304,780       43,053,737
JNL/S&P 4 Fund                                              22,306,425           69,561
JNL/S&P Competitive Advantage Fund                           6,302,458           27,145
JNL/S&P Disciplined Growth Fund                             16,503,849          854,631
JNL/S&P Disciplined Moderate Fund                           37,427,992        4,298,239
JNL/S&P Disciplined Moderate Growth Fund                    44,490,113        6,309,702
JNL/S&P Dividend Income & Growth Fund                          743,201            1,155
JNL/S&P Growth Retirement Strategy Fund                        842,308           31,764
JNL/S&P Intrinsic Value Fund                                11,926,478           38,942
JNL/S&P Managed Aggressive Growth Fund                     146,266,150      157,422,986
JNL/S&P Managed Conservative Fund                          222,277,522      108,913,949
JNL/S&P Managed Growth Fund                                351,455,141      248,100,076
JNL/S&P Managed Moderate Fund                              297,432,609      110,171,048
JNL/S&P Managed Moderate Growth Fund                       518,255,326      263,338,547
JNL/S&P Moderate Growth Retirement Strategy Fund               854,346          172,126
JNL/S&P Moderate Retirement Strategy Fund                      318,880           18,165
JNL/S&P Retirement 2015 Fund                                13,520,604        2,771,891
JNL/S&P Retirement 2020 Fund                                 7,407,967        1,134,214
JNL/S&P Retirement 2025 Fund                                 4,676,305          977,426
JNL/S&P Retirement Income Fund                              24,985,881        5,049,156
JNL/S&P Total Yield Fund                                     3,319,702           25,803
JNL/Select Balanced Fund                                   210,434,301      129,730,047
JNL/Select Money Market Fund                             1,279,799,657      908,999,121
JNL/Select Value Fund                                      147,581,573       92,843,584
JNL/T.Rowe Price Established Growth Fund                   333,497,764      146,853,122
JNL/T.Rowe Price Mid-Cap Growth Fund                       243,631,149      141,570,353
JNL/T.Rowe Price Value Fund                                195,835,933      126,871,024

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
JNL/MCM 25 Fund                                         $  242,818,619   $  215,456,912
JNL/MCM Communications Sector Fund                          97,067,116       63,562,958
JNL/MCM Consumer Brands Sector Fund                         22,473,191       25,067,743
JNL/MCM Dow 10 Fund                                        275,190,178      316,855,454
JNL/MCM Dow Dividend Fund                                  318,432,958      170,939,387
JNL/MCM Financial Sector Fund                               50,473,298       51,220,616
JNL/MCM Global 15 Fund                                     502,419,850      435,297,738
JNL/MCM Healthcare Sector Fund                              84,493,545       61,399,499
JNL/MCM JNL 5 Fund                                       2,944,053,920    1,148,363,709
JNL/MCM JNL Optimized 5 Fund                               335,906,994       51,938,757
JNL/MCM Nasdaq 25 Fund                                      81,250,461       53,475,061
JNL/MCM NYSE International 25 Fund                          73,954,126       11,627,176
JNL/MCM Oil & Gas Sector Fund                              317,479,256      231,073,279
JNL/MCM S&P 10 Fund                                        260,655,761      271,396,892
JNL/MCM S&P 24 Fund                                         16,092,562       12,307,534
JNL/MCM S&P SMid 60 Fund                                    45,578,155        9,579,845
JNL/MCM Select Small-Cap Fund                              290,350,710      224,735,760
JNL/MCM Technology Sector Fund                              89,589,174       55,439,071
JNL/MCM Value Line 30 Fund                                 512,505,733      395,859,048
JNL/MCM VIP Fund                                           182,215,034      203,110,613

--------------------------------------------------------------------------------
                            Variable Insurance Funds
--------------------------------------------------------------------------------

                                                                            Proceeds
                                                        Purchases          from Sales
                                                        --------------   --------------
Fifth Third Balanced VIP Fund                           $      147,946   $      285,377
Fifth Third Disciplined Value VIP Fund                       2,828,399        9,141,624
Fifth Third Mid Cap VIP Fund                                 1,484,025        3,743,528
Fifth Third Quality Growth VIP Fund                          2,271,452        7,568,540

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.985246        $ 18.164526         $ 18.123573        $  8.044607        $ 14.019714
   Total Return *                         6.45%              6.12%              11.98%             16.44%              5.54%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2006

   Unit Value                      $ 12.198984        $ 17.116518         $ 16.184937        $  6.908989        $ 13.283412
   Total Return *                         3.93%***          16.36%               6.36%              1.25%             17.90%
   Ratio of Expenses **                   3.16%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2005

   Unit Value                      $ 11.782942        $ 14.710224         $ 15.216546        $  6.823488        $ 11.267140
   Total Return *                        -0.53%              2.88%               6.32%              2.53%              3.64%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.91%

Period ended December 31, 2004

   Unit Value                      $ 11.845398        $ 14.298550         $ 14.311708        $  6.655426        $ 11.064433
   Total Return *                         3.49%***           7.80%***            5.24%***           3.96%***           9.87%***
   Ratio of Expenses **                   2.41%              3.41%               3.41%              3.41%              3.45%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a                n/a        $ 10.270368
   Total Return *                          n/a                n/a                 n/a                n/a               6.68%***
   Ratio of Expenses **                    n/a                n/a                 n/a                n/a               2.96%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 12.418859        $ 12.284252         $ 13.881145         $ 17.156448         $ 10.657491
   Total Return *                        11.47%            -18.12%              -2.85%***            7.92%               3.85%
   Ratio of Expenses **                   3.75%              3.71%               3.51%               3.45%               3.86%

Period ended December 31, 2006

   Unit Value                      $ 11.141032        $ 15.003152         $ 12.952147         $ 15.897582         $ 10.262688
   Total Return *                         3.90%             31.43%              10.62%               1.41%               6.60%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2005

   Unit Value                      $ 10.722972        $ 11.415702         $ 11.709139         $ 15.676069         $  9.626865
   Total Return *                         3.30%              0.00%***            4.75%               8.51%               5.93%
   Ratio of Expenses **                   3.75%              3.71%               3.45%               3.45%               3.86%

Period ended December 31, 2004

   Unit Value                      $ 10.380847                n/a         $ 11.177826         $ 14.447148         $  9.087874
   Total Return *                         4.65%***            n/a                2.35%***            0.32%***            6.75%***
   Ratio of Expenses **                   3.75%               n/a                3.45%               3.45%               3.86%

Period ended December 31, 2003

   Unit Value                      $  9.979643                n/a         $ 10.957129         $ 14.885250         $  8.938991
   Total Return *                         2.79%***            n/a                9.40%***            9.75%***            5.61%***
   Ratio of Expenses **                   2.91%               n/a                2.91%               2.91%               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                      Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                  VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                  ----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.280302        $ 20.343790         $ 20.297497        $ 9.299272         $ 20.253728
   Total Return *                         8.06%              7.94%              13.90%            18.43%               8.68%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 13.215690        $ 18.847190         $ 17.821040        $ 7.852031         $ 18.636415
   Total Return *                         7.66%             18.89%               8.68%             3.46%              21.37%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.275947        $ 15.852385         $ 16.397673        $ 7.589596         $ 15.355109
   Total Return *                         0.75%              5.12%               8.64%             4.76%               9.59%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 12.183991        $ 15.080382         $ 15.093897        $ 7.244899         $ 14.011462
   Total Return *                         4.71%***          11.92%***            6.22%***          3.68%***           15.18%
   Ratio of Expenses **                   1.25%              1.25%               1.25%             1.25%               1.00%

Period ended December 31, 2003

   Unit Value                              n/a                n/a                 n/a               n/a         $ 12.164594
   Total Return *                          n/a                n/a                 n/a               n/a               16.60%***
   Ratio of Expenses **                    n/a                n/a                 n/a               n/a                1.00%

                                                                                                                    JNL/Capital
                                       JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                      Large Cap         Real Estate         Small Cap            JNL/Alger           Balanced
                                  Growth Portfolio      Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                  ----------------   -----------------   ----------------   -------------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 14.717475         $ 13.204592        $ 16.208684         $ 22.760029         $ 13.271782
   Total Return *                        14.59%             -15.86%             10.26%               8.78%               6.88%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2006

   Unit Value                      $ 12.843047         $ 15.693623        $ 14.700524         $ 20.922199         $ 12.417826
   Total Return *                         6.79%              35.03%             13.35%               3.92%               9.69%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2005

   Unit Value                      $ 12.026701         $ 11.622681        $ 12.968937         $ 20.132698         $ 11.320907
   Total Return *                         6.17%               8.19%***           7.34%              11.19%               9.00%
   Ratio of Expenses **                   1.00%               1.00%              1.00%               1.00%               1.00%

Period ended December 31, 2004

   Unit Value                      $ 11.327999                 n/a        $ 12.081613         $ 18.106523         $ 10.386549
   Total Return *                         7.15%***             n/a               3.13%***           -2.18%***            6.66%***
   Ratio of Expenses **                   1.00%                n/a               1.00%               1.00%               1.00%

Period ended December 31, 2003

   Unit Value                      $ 10.368162                 n/a        $ 11.382319         $ 17.200539         $  9.535089
   Total Return *                        28.54%                n/a              36.85%              33.74%              12.43%
   Ratio of Expenses **                   1.15%                n/a               1.15%               1.15%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of 4/27/07.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007. Unit values disclosed are as of 10/12/07.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         Fifth Third         Fifth Third        Fifth Third        Fifth Third          JNL/AIM
                                           Balanced       Disciplined Value       Mid Cap         Quality Growth     International
                                       VIP Portfolio(b)    VIP Portfolio(b)   VIP Portfolio(b)   VIP Portfolio(b)   Growth Portfolio
                                       ----------------   -----------------   ----------------   ----------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)                $    -            $     -             $     -            $     -           $ 203,285
   Units Outstanding (in thousands)              -                  -                   -                  -              10,936
   Investment Income Ratio *                  1.65%              3.44%               1.09%              3.89%               1.65%

Period ended December 31, 2006

   Net Assets (in thousands)                $  146            $ 8,023             $ 3,120            $ 6,025           $ 132,458
   Units Outstanding (in thousands)             11                434                 179                789               7,662
   Investment Income Ratio *                  2.52%              3.12%               0.03%              0.80%               1.62%

Period ended December 31, 2005

   Net Assets (in thousands)                $  139            $ 6,339             $ 2,722            $ 5,255           $  88,044
   Units Outstanding (in thousands)             11                406                 169                709               6,119
   Investment Income Ratio *                  1.68%              1.35%               0.10%              0.03%               1.75%

Period ended December 31, 2004

   Net Assets (in thousands)                $  123            $ 3,841             $ 1,691            $ 3,316           $  78,422
   Units Outstanding (in thousands)             10                257                 113                466               5,920
   Investment Income Ratio *                  0.64%              0.50%               0.00%              0.00%               1.27%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                n/a                 n/a                n/a           $  81,746
   Units Outstanding (in thousands)            n/a                n/a                 n/a                n/a               7,056
   Investment Income Ratio *                   n/a                n/a                 n/a                n/a                1.69%

                                                                                                                       JNL/Capital
                                          JNL/AIM            JNL/AIM            JNL/AIM                              Guardian Global
                                          Large Cap        Real Estate         Small Cap            JNL/Alger           Balanced
                                      Growth Portfolio     Portfolio(c)     Growth Portfolio   Growth Portfolio(a)      Portfolio
                                      ----------------   ----------------   ----------------   -------------------   ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 193,899          $ 134,186           $ 69,218            $       -           $ 183,983
   Units Outstanding (in thousands)         13,729             10,355              4,448                    -              14,528
   Investment Income Ratio *                  0.57%              2.77%              0.34%                0.20%               2.54%

Period ended December 31, 2006

   Net Assets (in thousands)             $  89,484          $ 151,821           $ 47,863            $ 131,911           $ 151,521
   Units Outstanding (in thousands)          7,210              9,795              3,368                6,621              12,674
   Investment Income Ratio *                  0.02%              1.51%              0.00%                0.02%               0.93%

Period ended December 31, 2005

   Net Assets (in thousands)             $  77,265          $  23,177           $ 45,043            $ 157,540           $ 118,850
   Units Outstanding (in thousands)          6,605              2,005              3,570                8,153              10,813
   Investment Income Ratio *                  0.04%              0.00%              0.00%                0.10%               0.01%

Period ended December 31, 2004

   Net Assets (in thousands)             $  63,173                n/a           $ 39,024            $ 165,724           $  97,768
   Units Outstanding (in thousands)          5,689                n/a              3,293                9,468               9,610
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.01%               1.33%

Period ended December 31, 2003

   Net Assets (in thousands)             $  33,754                n/a           $ 40,305            $ 191,213           $  85,632
   Units Outstanding (in thousands)          3,286                n/a              3,572               11,287               9,046
   Investment Income Ratio *                  0.00%               n/a               0.00%                0.00%               1.59%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(b) For 2007, the period is from January 1, 2007 through liquidation October 12, 2007.

(c)   Commencement of operations May 2, 2005.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.     Global Natural      Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Highest expense ratio
Period ended December 31, 2007

   Unit Value                      $ 22.719950           $ 9.848527         $ 23.335999        $ 13.428198        $ 10.538002
   Total Return *                        16.05%               -1.51%***            6.03%             -3.84%***           3.69%***
   Ratio of Expenses **                   3.86%               2.845%               3.41%              3.61%              3.05%

Period ended December 31, 2006

   Unit Value                      $ 19.577115                  n/a         $ 22.007930                n/a                n/a
   Total Return *                         9.03%                 n/a                1.11%               n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2005

   Unit Value                      $ 17.956055                  n/a         $ 21.766740                n/a                n/a
   Total Return *                        -1.94%                 n/a                5.48%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.41%               n/a                n/a

Period ended December 31, 2004

   Unit Value                      $ 18.310425                  n/a         $ 21.933995                n/a                n/a
   Total Return *                         8.68%***              n/a                6.28%***            n/a                n/a
   Ratio of Expenses **                   3.86%                 n/a                3.21%               n/a                n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 20.815659                n/a                n/a
   Total Return *                        22.25%                 n/a                4.49%***            n/a                n/a
   Ratio of Expenses **                   1.40%                 n/a                2.91%               n/a                n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton         JNL/Franklin
                                   Core Equity     SmallCap Equity     Templeton Founding    Global Growth         Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)    Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 15.359991       $ 19.503996           $ 9.775729          $ 9.721359         $ 10.536430
   Total Return *                      -2.79%             7.77%               -6.46%***           -5.91%***           -1.73%
   Ratio of Expenses **                 3.40%             3.91%                3.31%               3.61%               3.56%

Period ended December 31, 2006

   Unit Value                    $ 15.801623       $ 18.097518                  n/a                 n/a         $ 10.722272
   Total Return *                       8.60%            15.49%                 n/a                 n/a                4.10%***
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                3.56%

Period ended December 31, 2005

   Unit Value                    $ 14.549938       $ 15.669951                  n/a                 n/a                 n/a
   Total Return *                      -0.07%            -0.24%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.91%                 n/a                 n/a                 n/a

Period ended December 31, 2004

   Unit Value                    $ 14.560445       $ 16.580951                  n/a                 n/a                 n/a
   Total Return *                       8.80%***         14.09%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 3.40%             3.40%                 n/a                 n/a                 n/a

Period ended December 31, 2003

   Unit Value                    $ 14.684021       $ 14.965423                  n/a                 n/a                 n/a
   Total Return *                       4.67%***          3.95%***              n/a                 n/a                 n/a
   Ratio of Expenses **                 2.91%             2.91%                 n/a                 n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse         JNL/
                                   Guardian Global         Guardian          Guardian U.S.      Global Natural     Credit Suisse
                                     Diversified      International Small    Growth Equity        Resources          Long/Short
                                 Research Portfolio     Cap Portfolio(b)       Portfolio         Portfolio(a)       Portfolio(a)
                                 ------------------   -------------------   ---------------   -----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 32.201914           $ 9.860527         $ 31.644131         $ 13.767720       $ 10.731355
   Total Return *                        19.32%***            -1.39%***            8.63%              14.25%***          6.45%***
   Ratio of Expenses **                   1.10%                1.25%               1.00%               1.00%             1.15%

Period ended December 31, 2006

   Unit Value                      $ 26.987965                  n/a         $ 29.129267                 n/a               n/a
   Total Return *                        12.65%                 n/a                3.57%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2005

   Unit Value                      $ 23.956905                  n/a         $ 28.126118                 n/a               n/a
   Total Return *                         0.75%                 n/a                3.63%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2004

   Unit Value                      $ 23.778364                  n/a         $ 27.141128                 n/a               n/a
   Total Return *                        10.40%***              n/a               10.56%                n/a               n/a
   Ratio of Expenses **                   1.15%                 n/a                1.00%                n/a               n/a

Period ended December 31, 2003

   Unit Value                      $ 17.266421                  n/a         $ 24.548717                 n/a               n/a
   Total Return *                        22.25%                 n/a               12.73%***             n/a               n/a
   Ratio of Expenses **                   1.40%                 n/a                1.00%                n/a               n/a

                                                                                             JNL/Franklin
                                    JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                   Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                    Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                 ---------------   ---------------   ---------------------   -------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 20.143014       $ 27.096246           $ 9.993973          $ 9.957514        $ 10.996249
   Total Return *                      -0.42%            10.97%               -1.17%***            2.11%**            0.83%
   Ratio of Expenses **                 1.00%             1.00%                1.00%               1.10%              1.00%

Period ended December 31, 2006

   Unit Value                    $ 20.228069       $ 24.417432                  n/a                 n/a        $ 10.908218
   Total Return *                      11.23%            18.89%                 n/a                 n/a              -0.02%***
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a               1.00%

Period ended December 31, 2005

   Unit Value                    $ 18.185242       $ 20.537083                  n/a                 n/a                n/a
   Total Return *                       2.35%             1.50%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2004

   Unit Value                    $ 17.767948       $ 20.232962                  n/a                 n/a                n/a
   Total Return *                       3.82%***         17.62%                 n/a                 n/a                n/a
   Ratio of Expenses **                 1.00%             1.00%                 n/a                 n/a                n/a

Period ended December 31, 2003

   Unit Value                    $ 16.695529       $ 17.202438                  n/a                 n/a                n/a
   Total Return *                      23.12%            13.51%***              n/a                 n/a                n/a
   Ratio of Expenses **                 1.15%             1.00%                 n/a                 n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/Capital         JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                        Guardian Global        Guardian         Guardian U.S.     Global Natural    Credit Suisse
                                          Diversified     International Small   Growth Equity       Resources         Long/Short
                                      Research Portfolio    Cap Portfolio(b)      Portfolio        Portfolio(a)      Portfolio(a)
                                      ------------------  -------------------  ---------------  -----------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 155,406             $ 1,986          $ 151,626         $ 294,796         $ 19,247
   Units Outstanding (in thousands)           5,770                 202              5,756            21,577            1,804
   Investment Income Ratio *                   0.71%               0.00%              0.00%             0.00%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 109,223                 n/a          $ 139,074               n/a              n/a
   Units Outstanding (in thousands)           5,042                 n/a              5,847               n/a              n/a
   Investment Income Ratio *                   0.30%                n/a               0.00%              n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)              $ 117,922                 n/a          $ 165,961               n/a              n/a
   Units Outstanding (in thousands)           6,149                 n/a              7,241               n/a              n/a
   Investment Income Ratio *                   0.50%                n/a               0.00%              n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)              $ 142,752                 n/a          $ 204,976               n/a              n/a
   Units Outstanding (in thousands)           7,517                 n/a              9,239               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

Period ended December 31, 2003

   Net Assets (in thousands)              $ 162,665                 n/a          $ 201,383               n/a              n/a
   Units Outstanding (in thousands)           9,421                 n/a             10,130               n/a              n/a
   Investment Income Ratio *                   0.00%                n/a               0.00%              n/a              n/a

                                                                                                 JNL/Franklin
                                        JNL/Eagle         JNL/Eagle          JNL/Franklin          Templeton        JNL/Franklin
                                       Core Equity     SmallCap Equity    Templeton Founding     Global Growth        Templeton
                                        Portfolio         Portfolio      Strategy Portfolio(a)    Portfolio(a)   Income Portfolio(c)
                                     ---------------   ---------------   ---------------------   -------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)            $ 70,254          $ 159,201            $ 762,485           $ 47,195           $ 252,304
   Units Outstanding (in thousands)        3,735              6,378               76,812              4,766              23,215
   Investment Income Ratio *                1.88%              2.39%                0.00%              1.28%               4.81%

Period ended December 31, 2006

   Net Assets (in thousands)            $ 78,068          $ 104,070                  n/a                n/a           $  58,428
   Units Outstanding (in thousands)        4,109              4,595                  n/a                n/a               5,381
   Investment Income Ratio *                0.02%              0.00%                 n/a                n/a                5.07%

Period ended December 31, 2005

   Net Assets (in thousands)            $ 80,193          $  80,053                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,663              4,181                  n/a                n/a                 n/a
   Investment Income Ratio *                0.87%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)            $ 84,921          $  92,613                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        5,023              4,880                  n/a                n/a                 n/a
   Investment Income Ratio *                0.74%              0.00%                 n/a                n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)            $ 80,208          $  81,155                  n/a                n/a                 n/a
   Units Outstanding (in thousands)        4,960              5,010                  n/a                n/a                 n/a
   Investment Income Ratio *                0.76%              0.00%                 n/a                n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin            JNL/               JNL/                 JNL/
                                     JNL/Franklin           Templeton        Goldman Sachs      Goldman Sachs        Goldman Sachs
                                  Templeton Mutual          Small Cap          Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)    Bond Portfolio   Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 9.723155            $ 10.980404        $ 14.950410        $ 12.208730          $ 10.243295
   Total Return *                       -8.10%***              -9.76%              2.88%             -1.17%                0.45%***
   Ratio of Expenses **                 3.145%                  3.91%              3.91%              3.91%                3.21%

Period ended December 31, 2006

   Unit Value                             n/a            $ 12.167333        $ 14.532441        $ 12.353358          $ 10.109623
   Total Return *                         n/a                  13.21%              0.68%             11.30%                0.37%***
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                2.96%

Period ended December 31, 2005

   Unit Value                             n/a            $ 10.747716        $ 14.434635        $ 11.098693                  n/a
   Total Return *                         n/a                   0.89%***          -0.25%***          -0.85%***              n/a
   Ratio of Expenses **                   n/a                   3.91%              3.91%              3.91%                 n/a

Period ended December 31, 2004

   Unit Value                             n/a                    n/a        $ 14.997395                n/a                  n/a
   Total Return *                         n/a                    n/a               4.61%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               3.65%               n/a                  n/a

Period ended December 31, 2003

   Unit Value                             n/a                    n/a        $ 15.509757                n/a                  n/a
   Total Return *                         n/a                    n/a               1.64%***            n/a                  n/a
   Ratio of Expenses **                   n/a                    n/a               2.91%               n/a                  n/a

                                                                               JNL/JPMorgan
                                            JNL/JPMorgan     JNL/JPMorgan     U.S. Government      JNL/Lazard          JNL/Lazard
                                           International     MidCap Growth     & Quality Bond   Emerging Markets        Mid Cap
                                          Value Portfolio      Portfolio         Portfolio        Portfolio(c)      Value Portfolio
                                          ---------------   ---------------   ---------------   ----------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 13.734935       $ 19.566550       $ 12.482587       $ 13.639504        $ 16.014550
   Total Return *                                7.66%             4.11%             2.45%            -2.44%***          -6.16%
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.61%             3.695%

Period ended December 31, 2006

   Unit Value                             $ 12.758163       $ 18.793604       $ 12.184558       $ 10.747873        $ 17.065782
   Total Return *                               26.93%             8.10%            -0.54%            11.69%***           7.85%***
   Ratio of Expenses **                          3.91%             3.61%             3.75%             3.36%             3.695%

Period ended December 31, 2005

   Unit Value                             $ 10.051067       $ 17.386172       $ 12.250484               n/a        $ 15.559998
   Total Return *                                4.81%***          2.41%***         -1.40%              n/a               4.96%
   Ratio of Expenses **                          3.91%             3.61%             3.75%              n/a               3.61%

Period ended December 31, 2004

   Unit Value                             $  8.911939       $ 17.242370       $ 12.424813               n/a        $ 14.824692
   Total Return *                               16.07%***          8.76%***          1.62%***           n/a              10.40%***
   Ratio of Expenses **                          3.75%             3.45%             3.75%              n/a               3.61%

Period ended December 31, 2003

   Unit Value                             $  7.930736       $ 15.862021       $ 13.356628               n/a        $ 12.837923
   Total Return *                                8.84%***         14.66%***          0.23%***           n/a               9.89%***
   Ratio of Expenses **                          2.91%             2.90%             2.91%              n/a               2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                          JNL/Franklin           JNL/                JNL/                JNL/
                                     JNL/Franklin          Templeton         Goldman Sachs      Goldman Sachs         Goldman Sachs
                                  Templeton Mutual         Small Cap           Core Plus            Mid Cap          Short Duration
                                 Shares Portfolio(a)   Value Portfolio(b)   Bond Portfolio    Value Portfolio(b)   Bond Portfolio(c)
                                 -------------------   ------------------   ---------------   ------------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 9.910412           $ 11.866094        $ 21.598776         $ 13.193511         $ 10.610338
   Total Return *                        -0.79%***             -7.07%              5.94%               1.94%***            3.67%
   Ratio of Expenses **                   1.15%                 1.00%              1.00%               1.00%               1.10%

Period ended December 31, 2006

   Unit Value                              n/a           $ 12.769450        $ 20.388598         $ 12.942905         $ 10.235082
   Total Return *                          n/a                  3.43%***           3.65%              14.50%              -0.12%***
   Ratio of Expenses **                    n/a                  1.00%              1.00%               1.15%               1.10%

Period ended December 31, 2005

   Unit Value                              n/a           $ 10.946232        $ 19.671463         $ 11.303526                 n/a
   Total Return *                          n/a                  7.60%***           1.60%              10.14%***             n/a
   Ratio of Expenses **                    n/a                  1.15%              1.00%               1.15%                n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a        $ 19.361240                 n/a                 n/a
   Total Return *                          n/a                   n/a               5.85%                n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a        $ 18.291417                 n/a                 n/a
   Total Return *                          n/a                   n/a               1.54%***             n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               1.00%                n/a                 n/a

                                                                            JNL/JPMorgan
                                       JNL/JPMorgan       JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                       International     MidCap Growth      & Quality Bond    Emerging Markets        Mid Cap
                                      Value Portfolio      Portfolio          Portfolio          Portfolio(c)     Value Portfolio
                                      ---------------   ---------------    ---------------    ----------------    ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 18.288854       $ 27.213447        $ 17.670275        $ 14.246633         $ 20.877235
   Total Return *                           10.85%             6.88%              5.32%             24.60%***           -3.58%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.498809       $ 25.461414        $ 16.777961        $ 10.910134         $ 21.652882
   Total Return *                           30.67%            10.94%              2.23%             19.04%***           13.42%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%               1.00%

Period ended December 31, 2005

   Unit Value                         $ 12.626277       $ 22.949895        $ 16.412388                n/a         $ 19.090166
   Total Return *                           17.39%             5.11%              1.34%               n/a               10.69%***
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.00%

Period ended December 31, 2004

   Unit Value                         $ 10.755922       $ 21.834409        $ 16.195599                n/a         $ 17.540416
   Total Return *                           21.32%            16.82%              3.04%***            n/a               23.29%
   Ratio of Expenses **                      1.00%             1.00%              1.00%               n/a                1.15%

Period ended December 31, 2003

   Unit Value                         $  8.865871       $ 18.690119        $ 15.549216                n/a         $ 14.226593
   Total Return *                           42.58%***         11.45%***           0.02%               n/a               27.42%
   Ratio of Expenses **                      1.00%             1.00%              1.15%               n/a                1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/Franklin           JNL/               JNL/               JNL/
                                         JNL/Franklin         Templeton       Goldman Sachs      Goldman Sachs      Goldman Sachs
                                       Templeton Mutual       Small Cap          Core Plus          Mid Cap        Short Duration
                                     Shares Portfolio(a)  Value Portfolio(b)  Bond Portfolio  Value Portfolio(b)  Bond Portfolio(c)
                                     -------------------  ------------------  --------------  ------------------  -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 71,047             $ 57,150         $ 329,798          $ 89,409           $ 65,966
   Units Outstanding (in thousands)          7,206                4,912            16,644             6,902              6,283
   Investment Income Ratio *                  0.00%                2.81%             3.54%             2.42%              3.89%

Period ended December 31, 2006

   Net Assets (in thousands)                   n/a             $ 45,327         $ 251,053          $ 54,652           $ 25,837
   Units Outstanding (in thousands)            n/a                3,595            13,343             4,264              2,534
   Investment Income Ratio *                   n/a                 1.38%             0.09%             2.41%              0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a             $ 12,193         $ 187,199          $ 22,285                n/a
   Units Outstanding (in thousands)            n/a                1,120            10,244             1,978                n/a
   Investment Income Ratio *                   n/a                 0.00%             5.94%             0.00%               n/a

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a                  n/a         $ 127,610               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             7,004               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              4.77%              n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a                  n/a         $ 101,676               n/a                n/a
   Units Outstanding (in thousands)            n/a                  n/a             5,867               n/a                n/a
   Investment Income Ratio *                   n/a                  n/a              5.09%              n/a                n/a

                                                                            JNL/JPMorgan
                                         JNL/JPMorgan     JNL/JPMorgan     U.S. Government       JNL/Lazard         JNL/Lazard
                                        International     MidCap Growth    & Quality Bond     Emerging Markets        Mid Cap
                                       Value Portfolio      Portfolio         Portfolio         Portfolio(c)      Value Portfolio
                                       ---------------    -------------    ---------------    ----------------    ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 396,407         $ 133,042         $ 190,859           $ 243,760          $ 214,652
   Units Outstanding (in thousands)          22,558             6,122            11,779              17,321             11,206
   Investment Income Ratio *                   5.66%             0.00%             3.79%               0.26%              5.52%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 293,190         $ 112,750         $ 167,521           $  30,065          $ 185,662
   Units Outstanding (in thousands)          18,030             5,729            10,828               2,766              9,361
   Investment Income Ratio *                   2.37%             0.00%             0.00%               0.00%              2.84%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 116,828         $ 120,214         $ 168,504                 n/a          $ 162,241
   Units Outstanding (in thousands)           9,007             6,834            11,098                 n/a              9,282
   Investment Income Ratio *                   0.45%             0.27%             3.73%                n/a              10.23%

Period ended December 31, 2004

   Net Assets (in thousands)              $  72,980         $ 136,152         $ 166,536                 n/a          $ 133,657
   Units Outstanding (in thousands)           6,276             8,176            11,036                 n/a              8,272
   Investment Income Ratio *                   1.42%             0.00%             4.24%                n/a               0.18%

Period ended December 31, 2003

   Net Assets (in thousands)              $  24,675         $ 141,533         $ 189,567                 n/a          $  66,277
   Units Outstanding (in thousands)           2,413             9,962            12,875                 n/a              5,061
   Investment Income Ratio *                   4.47%             0.00%             2.83%                n/a               0.29%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard          JNL/MCM                             JNL/MCM           JNL/MCM
                                     Small Cap          10 x 10           JNL/MCM         Bond Index       Communications
                                  Value Portfolio     Portfolio(a)       25 Portfolio      Portfolio      Sector Portfolio
                                  ---------------    --------------    --------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 12.986859        $ 9.712781        $ 9.775965       $ 10.307274        $ 5.154877
   Total Return *                      -10.04%            -2.81%***         -6.66%             2.31%             0.49%
   Ratio of Expenses **                  3.51%            3.145%             4.00%             3.91%             3.71%

Period ended December 31, 2006

   Unit Value                     $ 14.436122               n/a        $10.473370       $ 10.074061        $ 5.129986
   Total Return *                        6.54%***           n/a              7.84%            -0.32%            15.15%***
   Ratio of Expenses **                  3.51%              n/a              4.00%             3.91%             3.71%

Period ended December 31, 2005

   Unit Value                     $ 12.861470               n/a        $ 9.711698       $ 10.106316        $ 4.041766
   Total Return *                        1.11%              n/a             -6.73%            -0.30%***         -2.22%
   Ratio of Expenses **                  3.45%              n/a              4.00%             3.91%             3.21%

Period ended December 31, 2004

   Unit Value                     $ 12.720310               n/a        $10.411974       $ 10.322773        $ 4.133508
   Total Return *                        8.52%***           n/a             11.69%***          0.53%***         11.05%***
   Ratio of Expenses **                  3.45%              n/a              4.00%            3.895%             3.21%

Period ended December 31, 2003

   Unit Value                     $ 11.777425               n/a        $ 9.216104       $ 10.560119        $ 3.743377
   Total Return *                        9.01%***           n/a             34.74%***          0.01%***          7.05%***
   Ratio of Expenses **                  2.91%              n/a              3.20%             2.90%             2.51%

                                                                                                                JNL/MCM
                                      JNL/MCM           JNL/MCM          JNL/MCM             Enhanced           JNL/MCM
                                  Consumer Brands        Dow 10        Dow Dividend       S&P 500 Stock        Financial
                                 Sector Portfolio      Portfolio       Portfolio(b)      Index Portfolio    Sector Portfolio
                                 ----------------    --------------   --------------     ---------------   ------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 8.884283        $ 9.141905       $10.068067         $ 8.200194          $ 10.052315
   Total Return *                      -11.10%            -2.96%          -13.16%             -0.13%              -20.31%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2006

   Unit Value                      $ 9.994079        $ 9.420741       $11.593769         $ 8.210535          $ 12.613960
   Total Return *                        9.48%            24.49%            2.15%***          12.49%               14.49%
   Ratio of Expenses **                  3.56%             4.00%           3.545%              3.80%                3.61%

Period ended December 31, 2005

   Unit Value                      $ 9.128653        $ 7.567178              n/a         $ 7.298669          $ 11.017663
   Total Return *                       -3.04%***         -9.36%             n/a               0.37%                7.04%***
   Ratio of Expenses **                  3.56%             4.00%             n/a               3.80%                3.61%

Period ended December 31, 2004

   Unit Value                      $ 9.884514        $ 8.348810              n/a         $ 7.272051          $ 11.007919
   Total Return *                        6.32%***          7.70%***          n/a               4.45%***             7.90%***
   Ratio of Expenses **                  3.21%             4.00%             n/a               3.80%                3.21%

Period ended December 31, 2003

   Unit Value                      $ 9.568389        $ 8.757884              n/a         $ 7.074361          $ 10.336726
   Total Return *                        3.87%***         28.70%***          n/a               6.95%***             3.01%***
   Ratio of Expenses **                  2.51%             3.20%             n/a               2.91%                2.51%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                    JNL/Lazard            JNL/MCM                          JNL/MCM                JNL/MCM
                                     Small Cap            10 x 10           JNL/MCM        Bond Index          Communications
                                   Value Portfolio      Portfolio(a)      25 Portfolio     Portfolio          Sector Portfolio
                                  -----------------   ---------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 16.625624        $ 9.843719        $ 12.612726        $ 12.261238        $ 6.491019
   Total Return *                         -7.74%            -4.92%***          -3.80%              5.36%             3.26%***
   Ratio of Expenses **                    1.00%             1.15%              1.00%              1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.020082               n/a        $ 13.110972        $ 11.637195        $ 6.286020
   Total Return *                         15.64%              n/a              11.12%              2.62%            35.64%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2005

   Unit Value                       $ 15.583063               n/a        $ 11.799121        $ 11.340550        $ 4.634201
   Total Return *                          3.61%              n/a              -3.89%              0.84%            -0.14%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2004

   Unit Value                       $ 15.040034               n/a        $ 12.277074        $ 11.246377        $ 4.640711
   Total Return *                         14.23%              n/a              20.69%              1.04%***         -0.23%***
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.00%             1.10%

Period ended December 31, 2003

   Unit Value                       $ 13.166191               n/a        $ 10.172779        $ 10.927761        $ 3.934696
   Total Return *                         16.50%***           n/a              33.64%***           1.79%            31.17%
   Ratio of Expenses **                    1.00%              n/a               1.00%              1.15%             1.40%

                                                                                                 JNL/MCM
                                      JNL/MCM              JNL/MCM            JNL/MCM            Enhanced           JNL/MCM
                                  Consumer Brands           Dow 10          Dow Dividend      S&P 500 Stock        Financial
                                  Sector Portfolio        Portfolio         Portfolio(b)     Index Portfolio    Sector Portfolio
                                  -----------------   -----------------   ----------------   ----------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.045267         $ 11.794827        $ 10.581265        $ 10.441324         $ 12.550628
   Total Return *                         -8.79%               0.01%            -10.83%***           2.73%             -18.19%***
   Ratio of Expenses **                    1.00%               1.00%              1.00%              1.00%               1.00%

Period ended December 31, 2006

   Unit Value                       $ 12.109280         $ 11.793390        $ 11.865620        $ 10.164248         $ 15.340976
   Total Return *                         12.31%              28.28%             18.66%***          15.68%              18.64%
   Ratio of Expenses **                    1.00%               1.00%              1.10%              1.00%               1.15%

Period ended December 31, 2005

   Unit Value                       $ 10.781848         $  9.193764                n/a        $  8.786572         $ 12.930662
   Total Return *                         -0.10%***            6.61%               n/a               3.21%               4.90%
   Ratio of Expenses **                    1.00%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2004

   Unit Value                       $ 11.068600         $  9.844389                n/a        $  8.513429         $ 12.326584
   Total Return *                          8.83%               1.84%               n/a              10.16%              12.19%
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

Period ended December 31, 2003

   Unit Value                       $ 10.170973         $  9.666055                n/a        $  7.728089         $ 10.987648
   Total Return *                          1.85%***           28.44%***            n/a              12.01%***            1.39%***
   Ratio of Expenses **                    1.15%               1.00%               n/a               1.00%               1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/Lazard       JNL/MCM                       JNL/MCM          JNL/MCM
                                         Small Cap        10 x 10         JNL/MCM     Bond Index     Communications
                                      Value Portfolio   Portfolio(a)   25 Portfolio    Portfolio    Sector Portfolio
                                      ---------------   ------------   ------------   -----------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 111,168        $ 50,864      $ 689,744      $ 303,352        $ 82,006
   Units Outstanding (in thousands)          7,130           5,188         57,881         25,866          13,425
   Investment Income Ratio *                  3.78%           0.00%          1.64%          4.40%           4.21%

Period ended December 31, 2006

   Net Assets (in thousands)             $ 127,361             n/a      $ 707,449      $ 231,059        $ 53,066
   Units Outstanding (in thousands)          7,493             n/a         56,752         20,619           8,876
   Investment Income Ratio *                  9.21%            n/a           0.00%          2.20%           2.29%

Period ended December 31, 2005

   Net Assets (in thousands)             $ 121,325             n/a      $ 547,728      $ 169,206        $ 12,982
   Units Outstanding (in thousands)          8,217             n/a         48,527         15,411           2,866
   Investment Income Ratio *                  5.37%            n/a           0.00%          2.91%           9.45%

Period ended December 31, 2004

   Net Assets (in thousands)             $ 112,999             n/a      $ 411,612      $ 111,204        $ 16,654
   Units Outstanding (in thousands)          7,838             n/a         34,713         10,126           3,666
   Investment Income Ratio *                  0.05%            n/a           0.00%          0.39%           0.01%

Period ended December 31, 2003

   Net Assets (in thousands)             $  77,708             n/a      $ 164,718      $  45,891        $  8,250
   Units Outstanding (in thousands)          6,102             n/a         16,593          4,248           2,070
   Investment Income Ratio *                  0.00%            n/a           0.00%          2.90%           0.00%

                                                                                         JNL/MCM
                                           JNL/MCM         JNL/MCM        JNL/MCM        Enhanced           JNL/MCM
                                      Consumer Brands       Dow 10     Dow Dividend    S&P 500 Stock        Financial
                                      Sector Portfolio    Portfolio    Portfolio(b)   Index Portfolio   Sector Portfolio
                                      ----------------   -----------   ------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 17,959        $ 815,547     $ 381,088        $ 79,149           $ 51,640
   Units Outstanding (in thousands)          1,719           73,139        36,492           7,793              4,371
   Investment Income Ratio *                  0.49%            0.00%         0.00%           1.59%              1.53%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 22,722        $ 848,141     $ 278,475        $ 66,622           $ 66,020
   Units Outstanding (in thousands)          1,967           75,604        23,593           6,531              4,511
   Investment Income Ratio *                  0.22%            0.00%         0.00%           6.96%              1.37%

Period ended December 31, 2005

   Net Assets (in thousands)              $ 17,930        $ 547,103           n/a        $ 51,576           $ 37,388
   Units Outstanding (in thousands)          1,727           62,187           n/a           5,773              2,987
   Investment Income Ratio *                  1.73%            0.00%          n/a            5.94%              1.82%

Period ended December 31, 2004

   Net Assets (in thousands)              $ 14,748        $ 429,753           n/a        $ 58,425           $ 28,505
   Units Outstanding (in thousands)          1,356           45,137           n/a           6,653              2,369
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.36%              0.07%

Period ended December 31, 2003

   Net Assets (in thousands)              $ 10,758        $ 229,175           n/a        $ 35,786           $ 17,929
   Units Outstanding (in thousands)          1,067           24,281           n/a           4,316              1,654
   Investment Income Ratio *                  0.00%            0.00%          n/a            0.56%              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 15.585405       $ 10.605473         $ 9.793444        $ 17.652756        $ 12.950761
   Total Return *                          6.74%             3.78%             -4.03%***           6.15%             -2.26%
   Ratio of Expenses **                    4.00%             3.56%              3.11%             3.895%             3.695%

Period ended December 31, 2006

   Unit Value                       $ 14.601799       $ 10.218724                n/a        $ 16.629925        $ 13.250811
   Total Return *                         34.63%             2.56%               n/a              20.79%             14.52%
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2005

   Unit Value                       $ 10.845521       $  9.963495                n/a        $ 13.767148        $ 11.570828
   Total Return *                          5.88%             5.18%***            n/a               8.99%              7.65%***
   Ratio of Expenses **                    4.00%             3.56%               n/a              3.895%             3.695%

Period ended December 31, 2004

   Unit Value                       $ 10.243321       $  9.693345                n/a        $ 12.631192        $ 10.865550
   Total Return *                         21.26%***         -0.43%***            n/a              12.88%***           3.95%***
   Ratio of Expenses **                    4.00%             3.41%               n/a              3.895%             3.095%

Period ended December 31, 2003

   Unit Value                       $  8.625915       $ 10.077613                n/a        $ 11.194379                n/a
   Total Return *                         36.34%***          2.91%***            n/a               9.54%***            n/a
   Ratio of Expenses **                    3.20%             2.51%               n/a               2.96%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM         JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas         S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 11.569752       $ 11.938104         $ 11.419846         $ 30.200568       $ 11.591185
   Total Return *                         13.27%***         14.83%               9.11%***           30.07%             0.89%
   Ratio of Expenses **                   3.695%             3.61%               3.36%               3.91%             4.00%

Period ended December 31, 2006

   Unit Value                       $ 10.602318       $ 10.396119                 n/a         $ 23.218669       $ 11.488758
   Total Return *                         12.32%***          1.04%                n/a               16.17%             0.57%
   Ratio of Expenses **                    3.26%             3.61%                n/a                3.91%             4.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.289532                 n/a         $ 19.986224       $ 11.424088
   Total Return *                           n/a              1.68%***             n/a               -7.10%***         31.89%
   Ratio of Expenses **                     n/a              3.61%                n/a                3.91%             4.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.787801                 n/a         $ 15.647043       $  8.661826
   Total Return *                           n/a              1.94%***             n/a               15.27%***         15.39%***
   Ratio of Expenses **                     n/a              3.15%                n/a                3.41%             4.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 12.795057       $  7.942574
   Total Return *                           n/a               n/a                 n/a                4.35%***         16.27%***
   Ratio of Expenses **                     n/a               n/a                 n/a                2.21%             3.20%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM              JNL/MCM
                                       Global 15         Healthcare          Index 5        International          JNL 5
                                       Portfolio      Sector Portfolio     Portfolio(a)    Index Portfolio      Portfolio(b)
                                    ---------------   ----------------   ---------------   ----------------    ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 20.108100       $ 13.185167         $ 9.923123        $ 20.977377        $ 14.132910
   Total Return *                         10.01%             6.49%              1.36%***           9.29%              0.42%
   Ratio of Expenses **                    1.00%             1.00%              1.15%              1.00%              1.00%

Period ended December 31, 2006

   Unit Value                       $ 18.279250       $ 12.381483                n/a        $ 19.194913        $ 14.073753
   Total Return *                         38.72%             5.21%               n/a              24.33%             17.64%
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2005

   Unit Value                       $ 13.176756       $ 11.767904                n/a        $ 15.438331        $ 11.963532
   Total Return *                          9.09%             8.74%***            n/a              12.19%             -0.31%***
   Ratio of Expenses **                    1.00%             1.00%               n/a               1.00%              1.00%

Period ended December 31, 2004

   Unit Value                       $ 12.078281       $ 10.984570                n/a        $ 13.761360        $ 10.917908
   Total Return *                         26.84%             0.67%***            n/a              18.30%              2.51%***
   Ratio of Expenses **                    1.00%             1.10%               n/a               1.00%              1.10%

Period ended December 31, 2003

   Unit Value                       $  9.522624       $ 10.712278                n/a        $ 11.632574                n/a
   Total Return *                         32.47%***          2.97%***            n/a              31.43%***            n/a
   Ratio of Expenses **                    1.00%             1.15%               n/a               1.00%               n/a

                                        JNL/MCM           JNL/MCM            JNL/MCM              JNL/MCM        JNL/MCM
                                     JNL Optimized       Nasdaq 25      NYSE International       Oil & Gas        S&P 10
                                     5 Portfolio(c)      Portfolio        25 Portfolio(a)    Sector Portfolio    Portfolio
                                    ---------------   ---------------   ------------------   ----------------   ----------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                       $ 12.101901       $ 12.949952         $ 11.594407         $ 38.679651       $ 14.954809
   Total Return *                          2.26%***         17.77%              12.01%***           33.93%             3.98%
   Ratio of Expenses **                    1.00%             1.10%               1.10%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                       $ 10.751698       $ 10.996216                 n/a         $ 28.880108       $ 14.382183
   Total Return *                          7.09%***          3.60%                n/a               19.59%             3.62%
   Ratio of Expenses **                    1.15%             1.10%                n/a                1.00%             1.00%

Period ended December 31, 2005

   Unit Value                               n/a       $ 10.614405                 n/a         $ 24.148719       $ 13.879669
   Total Return *                           n/a             -2.09%                n/a               35.51***%         35.89%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.00%             1.00%

Period ended December 31, 2004

   Unit Value                               n/a       $ 10.841214                 n/a         $ 17.733168       $ 10.213546
   Total Return *                           n/a             -0.85%***             n/a               -0.66%***         16.50%
   Ratio of Expenses **                     n/a              1.10%                n/a                1.10%             1.00%

Period ended December 31, 2003

   Unit Value                               n/a               n/a                 n/a         $ 13.328740       $  8.767335
   Total Return *                           n/a               n/a                 n/a                2.14%***         14.60%***
   Ratio of Expenses **                     n/a               n/a                 n/a                1.30%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM
                                       Global 15       Healthcare         Index 5      International        JNL 5
                                       Portfolio    Sector Portfolio   Portfolio(a)   Index Portfolio   Portfolio(b)
                                      -----------   ----------------   ------------   ---------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)          $ 1,308,355      $ 106,519         $ 27,920        $ 554,883      $ 5,208,867
   Units Outstanding (in thousands)        68,945          8,577            2,824           27,401          376,758
   Investment Income Ratio *                 0.00%          0.80%            0.00%            2.83%            2.12%

Period ended December 31, 2006

   Net Assets (in thousands)          $ 1,120,821      $  80,719              n/a        $ 457,401      $ 3,510,402
   Units Outstanding (in thousands)        64,547          6,873              n/a           24,461          253,347
   Investment Income Ratio *                 0.00%          0.58%             n/a             3.16%            0.43%

Period ended December 31, 2005

   Net Assets (in thousands)          $   639,572      $  73,969              n/a        $ 270,319      $ 1,178,139
   Units Outstanding (in thousands)        50,759          6,571              n/a           17,823           99,440
   Investment Income Ratio *                 0.00%          0.84%             n/a             2.95%            0.05%

Period ended December 31, 2004

   Net Assets (in thousands)          $   395,535      $  39,865              n/a        $ 162,270      $    81,383
   Units Outstanding (in thousands)        33,886          3,742              n/a           11,867            7,460
   Investment Income Ratio *                 0.00%          0.00%             n/a             0.13%            0.60%

Period ended December 31, 2003

   Net Assets (in thousands)          $   141,341      $  23,580              n/a        $  59,006              n/a
   Units Outstanding (in thousands)        15,206          2,248              n/a            5,039              n/a
   Investment Income Ratio *                 0.00%          0.00%             n/a             2.51%             n/a

                                          JNL/MCM       JNL/MCM          JNL/MCM             JNL/MCM        JNL/MCM
                                       JNL Optimized   Nasdaq 25   NYSE International       Oil & Gas        S&P 10
                                      5 Portfolio(c)   Portfolio     25 Portfolio(a)    Sector Portfolio   Portfolio
                                      --------------   ---------   ------------------   ----------------   ---------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 375,799     $ 106,385        $ 63,561           $ 443,808       $ 833,493
   Units Outstanding (in thousands)         31,420         8,393           5,504              12,229          58,973
   Investment Income Ratio *                  3.74%         0.00%           6.89%               1.09%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)             $  83,942     $  65,396             n/a           $ 282,036       $ 803,247
   Units Outstanding (in thousands)          7,834         6,035             n/a              10,353          58,733
   Investment Income Ratio *                  0.85%         0.00%            n/a                1.23%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a     $  42,128             n/a           $ 173,953       $ 694,989
   Units Outstanding (in thousands)            n/a         4,002             n/a               7,593          52,332
   Investment Income Ratio *                   n/a          0.00%            n/a                2.75%           0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a     $   9,084             n/a           $  52,129       $ 361,642
   Units Outstanding (in thousands)            n/a           838             n/a               3,035          36,652
   Investment Income Ratio *                   n/a          0.00%            n/a                0.00%           0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a           n/a             n/a           $   9,127       $ 155,153
   Units Outstanding (in thousands)            n/a           n/a             n/a                 693          18,152
   Investment Income Ratio *                   n/a           n/a             n/a                0.00%           0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.513577       $ 14.029655       $ 10.945285        $ 8.742381        $ 15.168172
   Total Return *                            -1.17%***          3.32%             0.87%            -1.08%***         -13.98%
   Ratio of Expenses **                      3.145%            3.895%            3.895%            3.145%              4.00%

Period ended December 31, 2006

   Unit Value                          $ 10.104177       $ 13.578314       $ 10.850789               n/a        $ 17.633309
   Total Return *                             0.00%             5.51%            10.69%              n/a               5.20%
   Ratio of Expenses **                      2.895%            3.895%            3.895%              n/a               4.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 12.869369       $  9.802793               n/a        $ 16.761938
   Total Return *                              n/a              7.71%             0.40%              n/a               4.66%
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 11.947627       $  9.763928               n/a        $ 16.015281
   Total Return *                              n/a              8.47%***          5.24%***           n/a               4.35%***
   Ratio of Expenses **                        n/a             3.895%            3.895%              n/a               4.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 10.927268       $  9.394300               n/a        $ 15.348024
   Total Return *                              n/a              3.34%***          4.74%***           n/a              37.33%***
   Ratio of Expenses **                        n/a              2.96%             2.96%              n/a               3.20%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 13.058461        $ 5.803200        $ 16.642550        $ 13.529815       $ 13.268141
   Total Return *                           -5.87%            10.37%             15.13%              6.91%             2.54%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2006

   Unit Value                         $ 13.872382        $ 5.258183        $ 14.455154        $ 12.655538       $ 12.940106
   Total Return *                           13.01%             5.38%             -6.36%***           8.31%            12.82%
   Ratio of Expenses **                     3.895%             3.71%             3.695%              3.51%             3.61%

Period ended December 31, 2005

   Unit Value                         $ 12.275325        $ 4.989541        $ 15.224490        $ 11.684904       $ 11.469210
   Total Return *                            0.25%             0.00%***          18.82%***           8.42%***          5.39%***
   Ratio of Expenses **                     3.895%             3.71%              3.61%              3.51%             3.61%

Period ended December 31, 2004

   Unit Value                         $ 12.244585        $ 5.197926        $ 11.381625        $ 11.031481       $ 10.553022
   Total Return *                            9.54%***          1.14%***           2.50%***           2.75%***         13.03%***
   Ratio of Expenses **                     3.895%             3.21%              3.21%              3.21%             3.41%

Period ended December 31, 2003

   Unit Value                         $ 11.042704        $ 5.476582                n/a                n/a       $  9.363973
   Total Return *                            3.12%***          3.62%***            n/a                n/a             14.54%***
   Ratio of Expenses **                      2.96%             2.51%               n/a                n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24         S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)     Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                      ----------------   ---------------   ---------------   ---------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 10.878501       $ 16.671900       $ 13.006640        $ 8.863185        $ 19.569867
   Total Return *                             6.39%             6.38%             3.85%           -13.45%***         -11.35%
   Ratio of Expenses **                       1.10%             1.00%             1.00%             1.10%              1.00%

Period ended December 31, 2006

   Unit Value                          $ 10.225154       $ 15.672619       $ 12.524398               n/a        $ 22.074332
   Total Return *                             2.25%***          8.60%            13.93%              n/a               8.39%
   Ratio of Expenses **                       1.10%             1.00%             1.00%              n/a               1.00%

Period ended December 31, 2005

   Unit Value                                  n/a       $ 14.431578       $ 10.992756               n/a        $ 20.364977
   Total Return *                              n/a             10.87%             3.34%              n/a               7.84%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2004

   Unit Value                                  n/a       $ 13.016647       $ 10.637567               n/a        $ 18.884179
   Total Return *                              n/a             14.63%             8.97%              n/a              11.46%
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

Period ended December 31, 2003

   Unit Value                                  n/a       $ 11.354967       $  9.762010               n/a        $ 16.941890
   Total Return *                              n/a             28.13%***         19.74%***           n/a              23.32%***
   Ratio of Expenses **                        n/a              1.00%             1.00%              n/a               1.00%

                                                                                                                      JNL/
                                          JNL/MCM            JNL/MCM           JNL/MCM                            Oppenheimer
                                         Small Cap         Technology       Value Line 30         JNL/MCM        Global Growth
                                      Index Portfolio   Sector Portfolio     Portfolio(b)    VIP Portfolio(b)      Portfolio
                                      ---------------   ----------------   ---------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                         $ 15.517913        $ 7.307406        $ 18.161781        $ 14.629951       $ 15.792289
   Total Return *                           -3.09%            13.41%             18.29%              9.54%             5.26%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2006

   Unit Value                         $ 16.012149        $ 6.443138        $ 15.352958        $ 13.356133       $ 15.002894
   Total Return *                           16.32%             8.27%             -2.36%             10.94%            15.80%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2005

   Unit Value                         $ 13.765517        $ 5.950916        $ 15.724123        $ 12.038914       $ 12.955865
   Total Return *                            3.19%             8.47%***          37.42%              8.58%            12.61%
   Ratio of Expenses **                      1.00%             1.00%              1.00%              1.10%             1.00%

Period ended December 31, 2004

   Unit Value                         $ 13.340256        $ 5.835762        $ 11.442423        $ 11.087700       $ 11.504893
   Total Return *                           16.26%             0.30%***           8.45%***           0.16%***         16.76%
   Ratio of Expenses **                      1.00%             1.10%              1.00%              1.10%             1.00%

Period ended December 31, 2003

   Unit Value                         $ 11.474890        $ 5.821507                n/a                n/a       $  9.853500
   Total Return *                           35.07%***         -0.33%***            n/a                n/a             20.20%***
   Ratio of Expenses **                      1.00%             1.15%               n/a                n/a              1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM         JNL/MCM           JNL/MCM           JNL/MCM            JNL/MCM
                                           S&P 24       S&P 400 MidCap       S&P 500           S&P SMid      Select Small-Cap
                                        Portfolio(c)   Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio
                                        ------------   ---------------   ---------------   ---------------   ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)              $ 22,726        $ 414,090         $ 561,046         $ 32,447          $ 628,445
   Units Outstanding (in thousands)          2,111           25,780            44,590            3,676             34,012
   Investment Income Ratio *                  0.00%            1.20%             1.41%            5.03%              7.92%

Period ended December 31, 2006

   Net Assets (in thousands)              $ 17,704        $ 349,594         $ 506,064              n/a          $ 700,093
   Units Outstanding (in thousands)          1,737           22,952            41,376              n/a             33,390
   Investment Income Ratio *                  0.00%            1.35%             1.51%             n/a               0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                   n/a        $ 264,156         $ 380,518              n/a          $ 546,751
   Units Outstanding (in thousands)            n/a           18,676            35,107              n/a             28,099
   Investment Income Ratio *                   n/a             1.58%             1.39%             n/a               0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a        $ 185,042         $ 286,238              n/a          $ 356,177
   Units Outstanding (in thousands)            n/a           14,331            26,949              n/a             19,549
   Investment Income Ratio *                   n/a             0.01%             1.60%             n/a               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   n/a        $  76,144         $ 129,749              n/a         $  170,194
   Units Outstanding (in thousands)            n/a            6,673            13,081              n/a             10,329
   Investment Income Ratio *                   n/a             0.61%             1.67%             n/a               0.00%

                                                                                                                    JNL/
                                            JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                           Small Cap         Technology      Value Line 30       JNL/MCM        Global Growth
                                        Index Portfolio   Sector Portfolio    Portfolio(b)   VIP Portfolio(b)     Portfolio
                                        ---------------   ----------------   -------------   ----------------   -------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 316,673          $ 99,763        $ 1,099,740       $ 422,290         $ 196,599
   Units Outstanding (in thousands)           21,146            14,472             61,931          29,419            13,002
   Investment Income Ratio *                    1.36%             0.09%              0.00%           3.04%             1.06%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 310,494          $ 59,686        $   822,800       $ 413,219         $ 180,942
   Units Outstanding (in thousands)           19,903             9,646             54,436          31,351            12,505
   Investment Income Ratio *                    1.59%             0.09%              0.00%           0.52%             0.52%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 217,908          $ 45,266        $   451,873       $ 225,951         $ 124,849
   Units Outstanding (in thousands)           16,115             7,874             28,983          18,905             9,918
   Investment Income Ratio *                    2.05%             1.60%              0.00%           0.55%             0.25%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 162,490          $ 29,545        $    33,044       $  21,516         $ 100,400
   Units Outstanding (in thousands)           12,205             5,149              2,890           1,943             8,904
   Investment Income Ratio *                    0.00%             0.00%              0.00%           0.37%             0.16%

Period ended December 31, 2003

   Net Assets (in thousands)               $  70,041          $ 20,428                n/a             n/a         $  56,554
   Units Outstanding (in thousands)            6,008             3,510                n/a             n/a             5,815
   Investment Income Ratio *                    0.80%             0.00%               n/a             n/a              0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations October 1, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                       JNL/               JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO        PPM America        PPM America
                                           Oppenheimer         Real Return       Total Return      Core Equity         High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio      Portfolio      Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ---------------   -----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                             $ 8.776591         $ 10.761052       $ 11.988650       $ 17.339977        $ 11.211535
   Total Return *                               7.36%               5.72%***          4.07%           -10.33%             -4.63%
   Ratio of Expenses **                         3.36%              3.145%             3.91%             3.36%              3.61%

Period ended December 31, 2006

   Unit Value                             $ 8.174754                 n/a       $ 11.519490       $ 19.337160        $ 11.755761
   Total Return *                               1.43%                n/a             -0.48%            10.00%              5.00%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.61%

Period ended December 31, 2005

   Unit Value                             $ 8.059353                 n/a       $ 11.575526       $ 17.579695        $ 11.070629
   Total Return *                              11.54%***             n/a             -0.56%***          2.30%***          -1.13%***
   Ratio of Expenses **                         3.36%                n/a              3.91%             3.36%              3.56%

Period ended December 31, 2004

   Unit Value                             $ 7.677775                 n/a       $ 11.926497       $ 17.207404        $ 11.593620
   Total Return *                               2.35%***             n/a              1.88%***         12.96%***           0.99%***
   Ratio of Expenses **                         3.21%                n/a              3.71%             3.06%              3.16%

Period ended December 31, 2003

   Unit Value                             $ 7.668190                 n/a       $ 12.381470       $ 16.262016                n/a
   Total Return *                              -1.19%***             n/a              0.04%***         12.32%***            n/a
   Ratio of Expenses **                         2.91%                n/a              2.96%             2.65%               n/a

                                             JNL/                                                   JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap            JNL/S&P 4        Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 16.293261          $ 7.169400         $ 9.909378       $ 9.904249         $ 10.364266
   Total Return *                            -7.99%***           -4.26%             -0.63%***        -0.96%***            0.66%***
   Ratio of Expenses **                       3.51%               3.71%              2.71%           2.845%              2.845%

Period ended December 31, 2006

   Unit Value                          $ 15.286772          $ 7.488775                n/a              n/a                n/a
   Total Return *                             9.27%               1.89%               n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2005

   Unit Value                          $ 16.589654          $ 7.349686                n/a              n/a                n/a
   Total Return *                             2.22%***           15.05%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.395%               3.71%               n/a              n/a                n/a

Period ended December 31, 2004

   Unit Value                          $ 16.757063          $ 6.963899                n/a              n/a                n/a
   Total Return *                             8.02%***           13.60%***            n/a              n/a                n/a
   Ratio of Expenses **                      3.145%               3.21%               n/a              n/a                n/a

Period ended December 31, 2003

   Unit Value                          $ 16.162710          $ 6.129631                n/a              n/a                n/a
   Total Return *                            11.15%***            7.46%***            n/a              n/a                n/a
   Ratio of Expenses **                       2.85%               2.91%               n/a              n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                     JNL/              JNL/
                                               JNL/             JNL/PIMCO         JNL/PIMCO       PPM America      PPM America
                                           Oppenheimer         Real Return       Total Return     Core Equity       High Yield
                                       Growth Portfolio(b)     Portfolio(a)     Bond Portfolio     Portfolio    Bond Portfolio(e)
                                       -------------------   ---------------   ---------------   ------------   -----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                            $ 10.110995         $ 10.973974       $ 15.963557       $ 22.922528     $ 14.502044
   Total Return *                               8.19%               9.72%***          7.16%            -8.31%          -2.09%
   Ratio of Expenses **                         1.00%               1.10%             1.00%             1.15%           1.00%

Period ended December 31, 2006

   Unit Value                            $  9.345466                 n/a       $ 14.896380       $ 25.000877     $ 14.812194
   Total Return *                               3.85%                n/a              2.45%            12.45%           9.42%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2005

   Unit Value                            $  8.999214                 n/a       $ 14.540662       $ 22.233139     $ 13.537400
   Total Return *                               8.08%                n/a              1.29%             7.51%           0.68%
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2004

   Unit Value                            $  8.326560                 n/a       $ 14.354794       $ 20.680819     $ 13.446454
   Total Return *                               3.19%                n/a              3.41%            11.75%           3.01%***
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%           1.00%

Period ended December 31, 2003

   Unit Value                            $  8.069163                 n/a       $ 13.881564       $ 18.506230             n/a
   Total Return *                               4.89%***             n/a              1.19%***         25.77%            n/a
   Ratio of Expenses **                         1.00%                n/a              1.00%             1.15%            n/a

                                             JNL/                                                  JNL/S&P
                                         PPM America          JNL/Putnam                          Competitive          JNL/S&P
                                         Value Equity           Midcap           JNL/S&P 4         Advantage         Disciplined
                                          Portfolio      Growth Portfolio(d)    Portfolio(c)     Portfolio(c)    Growth Portfolio(a)
                                       ---------------   -------------------   --------------   --------------   -------------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                          $ 22.095438          $ 8.805954         $ 9.921241       $ 9.917140         $ 10.534013
   Total Return *                            -6.66%              -1.85%             -1.84%***        -1.88%***           -0.78%***
   Ratio of Expenses **                       1.10%               1.00%              1.15%            1.15%               1.15%

Period ended December 31, 2006

   Unit Value                          $ 23.672826          $ 8.971582                n/a              n/a                 n/a
   Total Return *                            11.79%               4.68%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2005

   Unit Value                          $ 21.175540          $ 8.570161                n/a              n/a                 n/a
   Total Return *                             9.10%***           11.57%***            n/a              n/a                 n/a
   Ratio of Expenses **                       1.10%               1.00%               n/a              n/a                 n/a

Period ended December 31, 2004

   Unit Value                          $ 20.312647          $ 7.665919                n/a              n/a                 n/a
   Total Return *                             8.50%              17.27%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

Period ended December 31, 2003

   Unit Value                          $ 18.720938          $ 6.537242                n/a              n/a                 n/a
   Total Return *                            23.13%              31.94%               n/a              n/a                 n/a
   Ratio of Expenses **                       1.15%               1.15%               n/a              n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Units value disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                JNL/            JNL/
                                             JNL/             JNL/PIMCO       JNL/PIMCO     PPM America      PPM America
                                         Oppenheimer         Real Return    Total Return    Core Equity      High Yield
                                      Growth Portfolio(b)   Portfolio(a)   Bond Portfolio    Portfolio    Bond Portfolio(e)
                                      -------------------   ------------   --------------   -----------   -----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $      -           $ 75,390       $ 598,012       $  75,771        $ 267,490
   Units Outstanding (in thousands)               -              6,906          40,603           4,013           20,646
   Investment Income Ratio *                   7.74%              0.00%           5.28%           0.32%            7.54%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 26,961                n/a       $ 435,179       $ 103,219        $ 284,124
   Units Outstanding (in thousands)           2,995                n/a          31,702           5,014           21,538
   Investment Income Ratio *                   0.00%               n/a            3.97%           0.36%            7.15%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 24,869                n/a       $ 324,438       $ 118,699        $ 209,499
   Units Outstanding (in thousands)           2,846                n/a          24,289           6,488           17,807
   Investment Income Ratio *                   0.13%               n/a            4.46%           0.76%            7.01%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 21,413                n/a       $ 233,210       $ 135,415        $ 235,740
   Units Outstanding (in thousands)           2,627                n/a          17,736           7,956           20,283
   Investment Income Ratio *                   0.00%               n/a            1.79%           0.57%            0.36%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 16,371                n/a       $ 186,434       $ 149,857              n/a
   Units Outstanding (in thousands)           2,054                n/a          14,871           9,829              n/a
   Investment Income Ratio *                   0.00%               n/a            1.71%           0.32%             n/a

                                           JNL/                                             JNL/S&P
                                       PPM America       JNL/Putnam                       Competitive          JNL/S&P
                                      Value Equity          Midcap           JNL/S&P 4     Advantage        Disciplined
                                        Portfolio    Growth Portfolio(d)   Portfolio(c)   Portfolio(c)   Growth Portfolio(a)
                                      ------------   -------------------   ------------   ------------   -------------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 119,369          $      -           $ 22,022       $ 6,231          $  15,683
   Units Outstanding (in thousands)        6,245                 -              2,221           629              1,496
   Investment Income Ratio *                0.60%             0.00%              0.00%         0.07%              0.00%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 154,997          $ 31,535                n/a           n/a                n/a
   Units Outstanding (in thousands)        7,582             3,663                n/a           n/a                n/a
   Investment Income Ratio *                0.03%             0.00%               n/a           n/a                n/a

Period ended December 31, 2005

   Net Assets (in thousands)           $ 169,897          $ 31,036                n/a           n/a                n/a
   Units Outstanding (in thousands)        9,315             3,744                n/a           n/a                n/a
   Investment Income Ratio *                0.96%             0.00%               n/a           n/a                n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $ 195,303          $ 28,326                n/a           n/a                n/a
   Units Outstanding (in thousands)       11,118             3,759                n/a           n/a                n/a
   Investment Income Ratio *                1.34%             0.00%               n/a           n/a                n/a

Period ended December 31, 2003

   Net Assets (in thousands)           $ 207,764          $ 22,216                n/a           n/a                n/a
   Units Outstanding (in thousands)       12,884             3,431                n/a           n/a                n/a
   Investment Income Ratio *                1.17%             0.00%               n/a           n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth                JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)   Strategy  Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------  ----------------------  ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.396421           $ 10.353901        $ 9.755667           $ 10.666237          $ 9.906975
   Total Return *                         2.35%***             -0.92%***          0.38%***              5.69%***           -0.93%***
   Ratio of Expenses **                   3.01%                3.145%             2.71%                 1.05%              2.845%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/              JNL/
                                   S&P Managed       S&P Managed        S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                 Growth Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                 ----------------    ------------     ----------------  --------------   ----------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 13.234462         $ 10.918213       $ 13.064157      $ 11.675144       $ 12.159040
   Total Return *                       5.13%               2.42%             4.63%            3.81%             4.36%
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2006

   Unit Value                    $ 12.588579         $ 10.660437       $ 12.486478      $ 11.247113       $ 11.651023
   Total Return *                      11.32%               3.25%***          9.90%            3.88%***         10.48%***
   Ratio of Expenses **                 3.75%              3.695%             3.80%           3.695%             4.01%

Period ended December 31, 2005

   Unit Value                    $ 11.308090         $ 10.304722       $ 11.361577      $ 10.628068       $ 11.030655
   Total Return *                       4.49%               1.62%***          3.44%            4.67%***          2.51%
   Ratio of Expenses **                 3.75%               3.31%             3.80%            3.26%             3.75%

Period ended December 31, 2004

   Unit Value                    $ 10.821744         $ 10.276433       $ 10.983719      $ 10.465081       $ 10.760930
   Total Return *                       6.71%***           -0.01%***          4.36%***         1.24%***          9.35%***
   Ratio of Expenses **                 3.75%               2.96%             3.80%            2.96%             3.75%

Period ended December 31, 2003

   Unit Value                    $ 10.470370                 n/a       $ 10.777273              n/a       $ 10.699272
   Total Return *                       6.79%***             n/a              5.78%***          n/a              3.75%***
   Ratio of Expenses **                 2.91%                n/a              2.91%             n/a              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P             JNL/S&P            JNL/S&P
                                       JNL/S&P            Disciplined       Dividend Income         Growth               JNL/S&P
                                     Disciplined            Moderate           & Growth            Retirement        Intrinsic Value
                                Moderate Portfolio(a)  Growth Portfolio(a)    Portfolio(b)    Strategy Portfolio(a)    Portfolio(b)
                                ---------------------  -------------------  ---------------   ---------------------  ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.582996           $ 10.553448        $ 9.766570           $ 10.722463          $ 9.919101
   Total Return *                         3.79%***              4.34%***         -2.62%***              0.17%***           -0.81%***
   Ratio of Expenses **                   1.15%                 1.15%             1.25%                 0.50%               1.25%

Period ended December 31, 2006

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2005

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2004

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

Period ended December 31, 2003

   Unit Value                              n/a                   n/a               n/a                   n/a                 n/a
   Total Return *                          n/a                   n/a               n/a                   n/a                 n/a
   Ratio of Expenses **                    n/a                   n/a               n/a                   n/a                 n/a

                                       JNL/              JNL/              JNL/               JNL/             JNL/
                                   S&P Managed        S&P Managed       S&P Managed       S&P Managed      S&P Managed
                                   Aggressive        Conservative         Growth            Moderate         Moderate
                                Growth  Portfolio    Portfolio(c)     Growth Portfolio    Portfolio(c)   Growth Portfolio
                                -----------------    ------------     ----------------  --------------   ----------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 17.299623         $ 11.876307       $ 17.157763      $ 12.699683       $ 16.140967
   Total Return *                       8.08%               5.13%             4.78%***         6.55%             7.46%
   Ratio of Expenses **                 1.00%               1.10%             1.00%            1.10%             1.10%

Period ended December 31, 2006

   Unit Value                    $ 16.006541         $ 11.297247       $ 15.805175      $ 11.918971       $ 15.020558
   Total Return *                      14.42%               6.67%            13.33%            9.19%            10.95%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2005

   Unit Value                    $ 13.989395         $ 10.590688       $ 13.945611      $ 10.916193       $ 13.538173
   Total Return *                       7.40%               2.60%             6.21%            3.84%             5.25%
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2004

   Unit Value                    $ 13.025544         $ 10.322593       $ 13.130178      $ 10.512096       $ 12.862656
   Total Return *                      11.50%               0.07%***         10.14%            1.11%***          1.11%***
   Ratio of Expenses **                 1.00%               1.10%             1.15%            1.10%             1.10%

Period ended December 31, 2003

   Unit Value                    $ 11.682366                 n/a       $ 11.921777              n/a       $ 11.834861
   Total Return *                      10.39%***             n/a             20.34%             n/a             16.40%
   Ratio of Expenses **                 1.00%                n/a              1.15%             n/a              1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                              JNL/S&P            JNL/S&P           JNL/S&P
                                       JNL/S&P             Disciplined       Dividend Income        Growth              JNL/S&P
                                      Disciplined            Moderate           & Growth          Retirement         Intrinsic Value
                                 Moderate Portfolio(a)  Growth Portfolio(a)   Portfolio(b)    Strategy Portfolio(a)   Portfolio(b)
                                 ---------------------  -------------------  ---------------  ---------------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 33,591              $ 38,400             $  738              $  815            $ 11,822
   Units Outstanding
   (in thousands)                         3,190                 3,658                 76                  76               1,193
   Investment Income Ratio *               0.00%                 0.00%              0.13%               3.57%               0.09%

Period ended December 31, 2006

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

Period ended December 31, 2003

   Net Assets (in thousands)                n/a                   n/a                n/a                 n/a                 n/a
   Units Outstanding
   (in thousands)                           n/a                   n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                n/a                   n/a                n/a                 n/a                 n/a

                                           JNL/                 JNL/                                   JNL/               JNL/
                                      S&P Managed           S&P Managed            JNL/           S&P Managed         S&P Managed
                                      Aggressive           Conservative       S&P Managed           Moderate            Moderate
                                   Growth Portfolio        Portfolio(c)     Growth Portfolio       Portfolio(c)     Growth Portfolio
                                 ---------------------  ------------------  ----------------  --------------------  ----------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)           $ 606,719            $ 240,837        $ 1,201,073           $ 475,928         $ 1,251,889
   Units Outstanding
   (in thousands)                         37,210               20,751             74,650              38,280              82,230
   Investment Income Ratio *                1.91%                3.16%              1.70%               3.14%               2.24%

Period ended December 31, 2006

   Net Assets (in thousands)           $ 577,628            $ 126,364        $ 1,081,171           $ 284,241         $   993,884
   Units Outstanding
   (in thousands)                         38,011               11,361             71,760              24,211              69,732
   Investment Income Ratio *                0.58%                2.06%              0.98%               2.01%               1.28%

Period ended December 31, 2005

   Net Assets (in thousands)           $ 547,590            $  73,694        $   938,302           $ 140,109         $   759,013
   Units Outstanding
   (in thousands)                         40,948                7,023             69,873              12,958              58,758
   Investment Income Ratio *                0.77%                0.43%              1.19%               0.30%               1.91%

Period ended December 31, 2004

   Net Assets (in thousands)           $ 575,961            $  11,968        $   548,951           $ 886,560         $    17,714
   Units Outstanding
   (in thousands)                         45,907                1,161             44,169              69,610               1,688
   Investment Income Ratio *                0.22%                0.00%              0.63%               0.00%               1.12%

Period ended December 31, 2003

   Net Assets (in thousands)           $ 154,226                  n/a        $   577,237                 n/a         $   382,577
   Units Outstanding
   (in thousands)                         13,574                  n/a             49,481                 n/a              33,042
   Investment Income Ratio *                1.60%                 n/a               2.30%                n/a                2.96%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                JNL/S&P              JNL/S&P
                             Moderate Growth        Moderate              JNL/S&P             JNL/S&P            JNL/S&P
                          Retirement Strategy      Retirement          Retirement 2015    Retirement 2020    Retirement 2025
                              Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)        Portfolio(c)        Portfolio(c)
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.583715          $ 10.460704            $ 11.381800        $ 11.510162        $ 11.665172
   Total Return *                   2.90%***             1.22%***               6.21%             -3.78%***           3.16%***
   Ratio of Expenses **             1.05%                1.05%                  2.76%              2.91%             2.845%

Period ended December
   31, 2006

   Unit Value                        n/a                  n/a            $ 10.716011        $ 10.857985        $ 10.947109
   Total Return *                    n/a                  n/a                   8.03%***           1.07%***          11.83%***
   Ratio of Expenses **              n/a                  n/a                   2.76%              2.61%              2.41%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a                    n/a                n/a                n/a
   Total Return *                    n/a                  n/a                    n/a                n/a                n/a
   Ratio of Expenses **              n/a                  n/a                    n/a                n/a                n/a

                                  JNL/
                            S&P Retirement             JNL/S&P            JNL/Select          JNL/Select           JNL/
                                Income              Total Yield            Balanced          Money Market      Select Value
                              Portfolio(c)          Portfolio(b)          Portfolio           Portfolio          Portfolio
                          -------------------  ---------------------  ------------------  -----------------  -------------------
Highest expense ratio

Period ended December
   31, 2007

   Unit Value                $ 10.861365          $ 10.052412            $ 20.974344         $ 9.800591        $ 19.709046
   Total Return *                   0.64%***             0.52%***               3.46%              0.86%              3.91%
   Ratio of Expenses **            2.845%               2.845%                  3.80%              3.75%              3.70%

Period ended December
   31, 2006

   Unit Value                $ 10.467614                  n/a            $ 20.272182         $ 9.716797        $ 18.967476
   Total Return *                   2.80%***              n/a                   9.43%              0.68%             16.54%
   Ratio of Expenses **             2.71%                 n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2005

   Unit Value                        n/a                  n/a            $ 18.525561         $ 9.651380        $ 16.275491
   Total Return *                    n/a                  n/a                   1.38%             -1.06%              4.23%
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2004

   Unit Value                        n/a                  n/a            $ 18.272679         $ 9.754873        $ 15.614300
   Total Return *                    n/a                  n/a                   4.59%***          -1.26%***           8.43%***
   Ratio of Expenses **              n/a                  n/a                   3.80%              3.75%              3.70%

Period ended December
   31, 2003

   Unit Value                        n/a                  n/a            $ 18.487002        $ 10.908857        $ 14.258310
   Total Return *                    n/a                  n/a                   5.34%***          -0.88%***           7.99%***
   Ratio of Expenses **              n/a                  n/a                   2.91%              2.80%              2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P             JNL/S&P
                                   Moderate Growth          Moderate                JNL/S&P            JNL/S&P          JNL/S&P
                                 Retirement Strategy       Retirement          Retirement 2015   Retirement 2020   Retirement 2025
                                     Portfolio(a)      Strategy Portfolio(a)      Portfolio(c)      Portfolio(c)      Portfolio(c)
                                 -------------------   ---------------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                      $ 10.639521            $ 10.515865          $ 11.744841       $ 11.912837       $ 12.057863
   Total Return *                         1.38%***               2.24%***             7.96%***          8.21%             0.17%***
   Ratio of Expenses **                   0.50%                  0.50%                1.15%             1.15%             1.15%

Period ended December 31, 2006

   Unit Value                              n/a                    n/a          $ 10.870432       $ 11.009327       $ 11.068092
   Total Return *                          n/a                    n/a                 9.46%***          7.61%***          9.88%***
   Ratio of Expenses **                    n/a                    n/a                 1.25%             1.15%             1.25%

Period ended December 31, 2005

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

Period ended December 31, 2003

   Unit Value                              n/a                    n/a                  n/a               n/a               n/a
   Total Return *                          n/a                    n/a                  n/a               n/a               n/a
   Ratio of Expenses **                    n/a                    n/a                  n/a               n/a               n/a

                                        JNL/
                                 S&P Retirement        JNL/S&P         JNL/Select         JNL/Select          JNL/
                                       Income        Total Yield        Balanced         Money Market     Select Value
                                    Portfolio(c)    Portfolio(b)        Portfolio         Portfolio         Portfolio
                                 ---------------   ---------------   ---------------   ---------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                    $ 11.226931       $ 10.064737       $ 29.878778       $ 13.873622       $ 22.712971
   Total Return *                       4.86%***          0.65%***          6.42%             3.69%             6.77%
   Ratio of Expenses **                 1.15%             1.25%             1.00%             1.00%             1.00%

Period ended December 31, 2006

   Unit Value                    $ 10.613478               n/a       $ 28.076791       $ 13.379856       $ 21.272921
   Total Return *                       6.07%***           n/a             12.53%             3.48%            19.72%
   Ratio of Expenses **                 1.25%              n/a              1.00%             1.00%             1.00%

Period ended December 31, 2005

   Unit Value                            n/a               n/a       $ 24.951112       $ 12.930219       $ 17.768770
   Total Return *                        n/a               n/a              4.26%             1.69%             7.08%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2004

   Unit Value                            n/a               n/a       $ 23.932714       $ 12.715315       $ 16.594003
   Total Return *                        n/a               n/a              7.81%***         -0.02%***         13.63%
   Ratio of Expenses **                  n/a               n/a              1.00%             1.00%             1.00%

Period ended December 31, 2003

   Unit Value                            n/a               n/a       $ 21.521726       $ 12.568907       $ 14.603376
   Total Return *                        n/a               n/a             20.18%            -0.69%            15.25%***
   Ratio of Expenses **                  n/a               n/a              1.15%             1.15%             1.00%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/S&P               JNL/S&P
                                       Moderate Growth           Moderate            JNL/S&P         JNL/S&P          JNL/S&P
                                     Retirement Strategy        Retirement       Retirement 2015  Retirement 2020  Retirement 2025
                                         Portfolio(a)     Strategy Portfolio(a)    Portfolio(c)     Portfolio(c)     Portfolio(c)
                                     -------------------  ---------------------  ---------------  ---------------  ---------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 673                $  295              $ 15,824          $ 8,361         $ 4,777
   Units Outstanding (in thousands)           63                    28                 1,359              710             400
   Investment Income Ratio *                4.37%                 9.07%                 0.56%            0.43%           0.56%

Period ended December 31, 2006

   Net Assets (in thousands)                 n/a                   n/a              $  4,568          $ 1,847         $   939
   Units Outstanding (in thousands)          n/a                   n/a                   422              168              85
   Investment Income Ratio *                 n/a                   n/a                  0.00%            0.00%           0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2004

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

Period ended December 31, 2003

   Net Assets (in thousands)                 n/a                   n/a                   n/a              n/a             n/a
   Units Outstanding (in thousands)          n/a                   n/a                   n/a              n/a             n/a
   Investment Income Ratio *                 n/a                   n/a                   n/a              n/a             n/a

                                           JNL/
                                      S&P Retirement     JNL/S&P      JNL/Select    JNL/Select        JNL/
                                         Income        Total Yield     Balanced    Money Market   Select Value
                                       Portfolio(c)    Portfolio(b)    Portfolio     Portfolio     Portfolio
                                      --------------   ------------   ----------   ------------   ------------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)             $ 29,044        $ 3,265      $ 497,884     $ 618,006      $ 217,135
   Units Outstanding (in thousands)         2,615            325         18,482        48,897          9,897
   Investment Income Ratio *                 1.10%          0.05%          2.57%         4.60%          3.53%

Period ended December 31, 2006

   Net Assets (in thousands)             $  8,220            n/a      $ 413,630     $ 247,194      $ 165,654
   Units Outstanding (in thousands)           777            n/a         16,395        20,137          8,007
   Investment Income Ratio *                 0.00%           n/a           2.69%         4.18%          3.24%

Period ended December 31, 2005

   Net Assets (in thousands)                  n/a            n/a      $ 371,851     $ 129,697      $  79,288
   Units Outstanding (in thousands)           n/a            n/a         16,635        10,933          4,555
   Investment Income Ratio *                  n/a            n/a           3.94%         2.72%          3.32%

Period ended December 31, 2004

   Net Assets (in thousands)                  n/a            n/a      $ 347,227     $  95,569      $  58,415
   Units Outstanding (in thousands)           n/a            n/a         16,217         8,010          3,567
   Investment Income Ratio *                  n/a            n/a           0.11%         0.78%          0.48%

Period ended December 31, 2003

   Net Assets (in thousands)                  n/a            n/a      $ 272,427     $  98,925      $  23,073
   Units Outstanding (in thousands)           n/a            n/a         14,061         8,213          1,590
   Investment Income Ratio *                  n/a            n/a           2.30%         0.47%          0.52%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                 Price Established    Price Mid-Cap       Price Value
                                 Growth Portfolio    Growth Portfolio      Portfolio
                                 -----------------   ----------------   ---------------
Highest expense ratio

Period ended December 31, 2007

   Unit Value                     $ 23.914187         $ 33.381368       $ 13.432137
   Total Return *                        5.87%              12.70%            -3.04%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2006

   Unit Value                     $ 22.588231         $ 29.620681       $ 13.853319
   Total Return *                        9.35%               2.71%            15.43%
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2005

   Unit Value                     $ 20.657198         $ 28.839211       $ 12.001742
   Total Return *                        3.35%***            2.74%***          2.74%***
   Ratio of Expenses **                  3.91%               3.91%             3.91%

Period ended December 31, 2004

   Unit Value                     $ 20.840862         $ 26.410043       $ 11.900897
   Total Return *                        5.44%***           10.12%***         11.32%***
   Ratio of Expenses **                  3.61%               3.86%             3.65%

Period ended December 31, 2003

   Unit Value                     $ 20.889648         $ 25.244956       $ 11.008011
   Total Return *                        5.19%***            7.37%***          9.70%***
   Ratio of Expenses **                  2.91%               2.91%             2.91%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                       Price Established     Price Mid-Cap      Price Value
                                        Growth Portfolio   Growth Portfolio      Portfolio
                                       -----------------   ----------------   ---------------
Lowest expense ratio

Period ended December 31, 2007

   Unit Value                           $ 34.546285         $ 48.224532       $ 16.792708
   Total Return *                              9.01%              16.05%            -0.16%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2006

   Unit Value                           $ 31.689645         $ 41.556156       $ 16.819769
   Total Return *                             12.57%               5.74%            18.83%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2005

   Unit Value                           $ 28.151511         $ 39.302036       $ 14.154707
   Total Return *                              5.04%              12.96%             5.09%
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2004

   Unit Value                           $ 26.801645         $ 34.792013       $ 13.468747
   Total Return *                              8.79%              16.86%             9.56%***
   Ratio of Expenses **                        1.00%               1.00%             1.00%

Period ended December 31, 2003

   Unit Value                           $ 24.635871         $ 29.772297       $ 11.742703
   Total Return *                             10.21%***           33.73%***         28.38%
   Ratio of Expenses **                        1.00%               1.00%             1.15%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                       Price Established     Price Mid-Cap    Price Value
                                        Growth Portfolio   Growth Portfolio    Portfolio
                                       -----------------   ----------------   -----------
Portfolio data

Period ended December 31, 2007

   Net Assets (in thousands)               $ 558,543          $ 510,648        $ 367,321
   Units Outstanding (in thousands)           18,570             12,275           22,938
   Investment Income Ratio *                    1.07%              1.71%            2.29%

Period ended December 31, 2006

   Net Assets (in thousands)               $ 366,621          $ 395,854        $ 323,913
   Units Outstanding (in thousands)           13,352             11,280           20,028
   Investment Income Ratio *                    0.13%              0.80%            1.26%

Period ended December 31, 2005

   Net Assets (in thousands)               $ 345,756          $ 380,759        $ 254,751
   Units Outstanding (in thousands)           14,267             11,678           18,573
   Investment Income Ratio *                    0.21%              0.29%            2.00%

Period ended December 31, 2004

   Net Assets (in thousands)               $ 323,719          $ 357,292        $ 240,614
   Units Outstanding (in thousands)           14,111             12,521           18,259
   Investment Income Ratio *                    0.39%              0.00%            0.73%

Period ended December 31, 2003

   Net Assets (in thousands)               $ 295,390          $ 297,243        $ 158,100
   Units Outstanding (in thousands)           14,145             12,385           13,554
   Investment Income Ratio *                    0.03%              0.00%            0.76%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account I as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                        Company and Subsidiaries


                                               Consolidated Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007

----------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                    1



Consolidated Balance Sheets                                                2



Consolidated Income Statements                                             3



Consolidated Statements of Stockholder's Equity and Comprehensive Income   4



Consolidated Statements of Cash Flows                                      5



Notes to Consolidated Financial Statements                                 6

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o    PGDS (US One) LLC, a wholly owned  subsidiary,  was created in 2006 to
          provide  information   technology  services  to  Jackson  and  certain
          affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
     6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; and 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN
     48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's consolidated financial statements.

     In September 2006, FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $494.2 million and $504.9 million as of December 31, 2007 and 2006, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are generally carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2007, 2006 and 2005, $44.6 million, $26.3 million and $5.4 million of investment income was recognized on trading securities held at December 31, 2007, 2006 and 2005, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $81.5 million and $72.7 million as of December 31, 2007 and 2006, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value and included in other invested assets or other liabilities.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value and included in other invested assets.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2007 or 2006.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value in either other invested assets or other liabilities. Non-linked put-swaptions are carried at fair value and included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and are included in either other invested assets or other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included at fair value in either other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $98.8 million and decreased by $43.2 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $13.7 million and decreased by $16.5 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.6 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

     Jackson and Jackson National Life Global Funding have established a $9 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2007 and 2006 totaled $3.6 billion and $3.5 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson is a member of the regional Federal Home Loan Bank of Indianapolis ("FHLB") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLB. At December 31, 2007 and 2006, Jackson held $82.5 million and $30.0 million, respectively, in FHLB capital stock, supporting $1,650.0 million and $600.0 million, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $29,758.4 million and $22,113.5 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $153.8 million and $130.5 million at December 31, 2007 and 2006, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     The Company received $16.0 million from a class action settlement against certain underwriters of WorldCom securities. This settlement was recorded in other income in 2006.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                OPENING
                                                             BALANCE SHEET
                                                           -------------------
Cash and short-term investments                                      $ 86,670
Fixed maturities                                                    1,612,767
Other invested assets                                                  78,129
Accrued investment income                                              21,516
Deferred income taxes                                                   7,868
Other assets                                                           12,609
                                                           -------------------
                                                           -------------------
Total assets acquired                                             $ 1,819,559
                                                           ===================

Reserves for future policy benefits and claims payable              $ 881,083
Deposits on investment contracts                                      656,161
Other liabilities                                                      20,820
                                                           -------------------
                                                           -------------------
Total liabilities assumed                                         $ 1,558,064
                                                           ===================

Net assets acquired                                                 $ 261,495
                                                           ===================

Adjusted purchase price                                             $ 253,459
                                                           ===================
Extraordinary gain on purchase, net of tax benefit                    $ 8,944
                                                           ===================

The following table summarizes Jackson's unaudited pro forma results of operations for the year ended December 31, 2005, assuming the business acquisition had occurred at the beginning of 2005 (in thousands):

-------------------------------------------------------------------------
                                                      UNAUDITED PRO FORMA
-------------------------------------------------------------------------
Revenues                                             $ 4,013,031
-------------------------------------------------------------------------
Total benefits and expenses                            2,976,945
-------------------------------------------------------------------------
Pretax income from continuing operations               1,035,164
-------------------------------------------------------------------------
Net income                                               675,841
-------------------------------------------------------------------------

The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $5.8 billion and $5.7 billion, respectively, and an estimated fair value of $5.8 billion and $5.7 billion, respectively. Estimates of fair value for these fixed maturities are based on the observable valuation inputs described above, with the exception of certain very illiquid asset-backed securities, which are based on internally derived estimates of future cash flows discounted at current market rates. The amortized cost and fair value of these very illiquid asset-backed securities were $332.8 million and $339.8 million, respectively, at December 31, 2007 and $343.7 million and $344.4 million, respectively, at December 31, 2006.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. A discount of 15% was applied to two positions at December 31, 2007 totaling $8.6 million and discounts of 10% and 15% were applied to two positions at December 31, 2006 totaling $3.3 million.

     COMMERCIAL MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,755.9 million and $5,373.1 million at December 31, 2007 and 2006, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, spread cap options, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies. Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. Beginning in 2007, the Company offers a guaranteed minimum accumulation benefit on some variable annuity plans. Sales have been minimal as of December 31, 2007.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of the annuity reserves approximated $27.1 billion and $25.9 billion, respectively, at December 31, 2007 and $28.5 billion and $27.7 billion, respectively, at December 31, 2006.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December 31, 2007 and 2006.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion at both December 31, 2007 and 2006.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS:
     Fair value of the FHLB funding agreements is based on future cash flows discounted at current interest rates. The fair value of the FHLB funding agreements approximated $1,415.2 million and $597.4 million at December 31, 2007 and 2006, respectively.

     BORROWINGS:
     Carrying value of the short-term borrowings from Parent of $32.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity. Carrying value of the FHLB short-term notes of $250.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity and monthly interest rate reset. Fair value of other borrowings is based on future cash flows discounted at current interest rates. Carrying value and fair value approximated $270.4 million and $311.3 million, respectively, at December 31, 2007, and $402.3 million and $461.5 million, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $28.0 billion and $20.9 billion at December 31, 2007 and 2006, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, the carrying value of investments rated by the Company's affiliated investment advisor totaled $756.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                   PERCENT OF TOTAL
                                                   FIXED MATURITIES
INVESTMENT RATING                                  DECEMBER 31, 2007
                                                 ----------------------
AAA                                                              25.2%
AA                                                                9.8%
A                                                                26.4%
BBB                                                              33.7%
                                                 ----------------------
                                                 ----------------------
Investment grade                                                 95.1%
                                                 ----------------------
BB                                                                3.8%
B and below                                                       1.1%
                                                 ----------------------
Below investment grade                                            4.9%
                                                 ----------------------
Total fixed maturities                                          100.0%
                                                 ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $0.1 million, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively, and for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,320,138         $ 600,073          $ 869,567     $ 37,050,644
                                            ===============   ===============   ================  ===============

Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,693               $ -              $ 281         $ 11,412
Foreign governments                                  1,341               314                  -            1,655
Public utilities                                 2,753,801            62,651             26,298        2,790,154
Corporate securities                            25,220,870           530,472            351,648       25,399,694
Asset-backed securities                         10,035,281           122,647            120,937       10,036,991
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,022,986         $ 716,084          $ 499,164     $ 38,239,906
                                            ===============   ===============   ================  ===============

Equities                                         $ 107,750          $ 13,843                $ -        $ 121,593
                                            ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              Amortized
                                              Cost                Fair Value
                                            ---------------   ----------------
Due in 1 year or less                            $ 787,333          $ 791,467
Due after 1 year through 5 years                 9,510,533          9,677,164
Due after 5 years through 10 years              11,808,524         11,583,356
Due after 10 years through 20 years              2,486,502          2,479,043
Due after 20 years                               1,126,382          1,104,588
Asset-backed securities                         11,600,864         11,415,026
                                            ---------------   ----------------
Total                                         $ 37,320,138       $ 37,050,644
                                            ===============   ================


     U.S. Treasury securities with a carrying value of $4.0 million and $10.7 million at December 31, 2007 and 2006, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

--------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                      GROSS                          GROSS                        GROSS
                                   UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2007                    LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 885        $ 226,092     $ 16,652       $ 666,783     $ 17,537         $ 892,875
Corporate securities                 225,670        5,771,382      308,672       7,277,319      534,342        13,048,701
Asset-backed securities              177,235        3,358,791      140,453       3,154,953      317,688         6,513,744
  Subtotal - fixed maturities        403,790        9,356,265      465,777      11,099,055      869,567        20,455,320
Equities                                 580           68,174            -               -          580            68,174
Total temporarily impaired
  securities                       $ 404,370      $ 9,424,439    $ 465,777     $11,099,055     $870,147      $ 20,523,494
-------------------------------==============-================-============-===============-============-=================


--------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                        GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                 LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities            $ 27          $ 3,063        $ 254         $ 7,280        $ 281          $ 10,343
Public utilities                   2,182          513,145       24,116         964,937       26,298         1,478,082
Corporate securities              48,919        3,869,151      302,729      10,212,760      351,648        14,081,911
Asset-backed securities            8,642        2,129,328      112,295       3,740,046      120,937         5,869,374
  Subtotal - fixed maturities     59,770        6,514,687      439,394      14,925,023      499,164        21,439,710
Equities                               -                -            -               -            -                 -
Total temporarily impaired
  securities                    $ 59,770      $ 6,514,687    $ 439,394     $14,925,023     $499,164      $ 21,439,710
-------------------------------==============-================-============-===============-============-=================

     The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $496.2 million and $473.1 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $1,397.7 million and $1,314.1 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 79.7% were investment grade, 6.5% were below investment grade and 13.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 22.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (16.6% of fixed maturities gross unrealized losses) and energy (6.7%). The largest unrealized loss related to a single corporate obligor was $21.8 million at December 31, 2007.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                  $ 948
One to five years                                                 108,441
Five to ten years                                                 323,328
More than ten years                                               119,162
Asset-backed securities                                           317,688
                                                       ------------------
Total gross unrealized losses                                   $ 869,567
                                                       ==================


     COMMERCIAL MORTGAGE LOANS
     Commercial mortgage loans are reported net of allowance for loan losses of $13.4 million and $13.1 million at December 31, 2007 and 2006, respectively. At December 31, 2007, mortgage loans were collateralized by properties located in 37 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $546.2 million and $636.6 million at December 31, 2007 and 2006, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $651.1 million and $479.9 million at December 31, 2007 and 2006, respectively. Real estate totaling $118.9 million and $109.0 million at December 31, 2007 and 2006, respectively, includes foreclosed properties with a book value of $10.9 million and $10.5 million at December 31, 2007 and 2006, respectively. Limited partnership income recognized by the Company was $177.9 million, $120.3 million and $162.6 million in 2007, 2006 and 2005, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2007
                                    OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                               CONTRACTUAL/                         CONTRACTUAL/                             NET
                                NOTIONAL             FAIR             NOTIONAL             FAIR              FAIR
                                 AMOUNT              VALUE             AMOUNT              VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
  options                       1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
  options                       7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
------------------------------------------------------------------------------------------------------------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2006
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,051,577         $ 215,382          $ 50,000          $ (1,789)        $ 213,593
Credit default swaps                    -                 -            36,000               (59)              (59)
Equity index call
  options                       1,140,750           108,472            22,718            (5,446)          103,026
Equity index put
  options                       5,300,000            32,837                 -                 -            32,837
Put-swaptions                  26,500,000             9,559        23,000,000              (459)            9,100
Futures                                 -                 -           535,650            (1,238)           (1,238)
Total return swaps                450,000            24,632           127,000           (13,470)           11,162
Interest rate swaps             4,710,105           104,899         3,890,000          (156,495)          (51,596)
------------------------------------------------------------------------------------------------------------------
Total                        $ 39,152,432         $ 495,781      $ 27,661,368        $ (178,956)        $ 316,825
--------------------------================--================--================--================--================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $215.2 million and $306.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $225.5 million and $235.9 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled zero and $89.2 million at December 31, 2007 and 2006, respectively. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

------------------------------------------------------------------------------
                                          YEARS ENDED DECEMBER 31,
                                   2007              2006               2005
------------------------------------------------------------------------------
Fixed maturities               $2,320,597        $2,363,953        $2,340,984
Commercial mortgage loans         328,830           329,047           317,468
Limited partnerships              177,941           120,320           162,550
Other investment income           158,062           137,363            95,229
  Total investment income       2,985,430         2,950,683         2,916,231
Less investment expenses          (39,914)          (45,896)          (36,791)
------------------------------------------------------------------------------
  Net investment income        $2,945,516        $2,904,787        $2,879,440
--------------------------================--================---===============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-----------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                                               2007              2006               2005
-----------------------------------------------------------------------------------------
Interest rate swaps                       $ (167,141)        $ 106,907         $ 160,250
Forwards                                           -                 -             6,891
Put-swaptions                                 33,710           (10,572)           (3,093)
Futures                                       14,382           (40,993)            4,086
Equity index call options                       (850)           33,460             4,548
Equity index put options                      31,439           (64,046)          (19,757)
Total return swaps                            (9,180)           10,486                 -
Spread cap options                           194,444                 -                 -
Fixed index annuity embedded derivatives     (27,623)         (154,696)          (20,247)
Credit default swaps                            (653)            1,447                 -
Variable annuity embedded derivatives        (32,070)           12,780            37,149
-----------------------------------------------------------------------------------------
  Risk management activity                  $ 36,458        $ (105,227)        $ 169,827
------------------------------------------===========--================---===============
------------------------------------------===========--================---===============

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):

------------------------------------------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities
  Gross gains                $ 128,634        $ 96,911             $ 85,648
  Gross losses                (163,380)       (113,800)             (53,395)
Sales of equities
  Gross gains                      261           7,796               25,243
  Gross losses                    (44)          (1,562)                (93)
Sales of real estate
  Gross gains                       -                -                  19
Sales of capital assets         4,350                -                   -
Impairment losses             (60,395)         (47,055)            (44,438)
  Total                     $ (90,574)       $ (57,710)           $ 12,984
---------------------------===============--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(93.1) million, $(66.7) million and $12.0 million in 2007, 2006 and 2005, respectively.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                  2006              2005
--------------------------------------------------------------------------------
Value of acquired insurance:
Balance, beginning of year                      $ 23,578          $ 45,768
Interest, at rates varying from 6.5% to 9.5%       1,108             3,258
Amortization                                     (24,686)          (25,448)
Balance, end of year                            $ -               $ 23,578
-----------------------------------------------================--===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")) or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2007 and 2006, the Company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                          Average
DECEMBER 31, 2007                                                                                                         Period
                                                                                                        Weighted          until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 22,618.6    $ 1,234.5         63.6 years
       GMIB                                                0% - 6%      $ 2,650.7       $ 87.2                             6.7 years
       GMWB - Premium only                                              $ 5,646.3       $ 12.5
       GMWB - For life                                     0% - 5%      $ 1,032.9       $ 1.2
       GMAB - Premium only                                                 $ 19.1       $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 4,791.8   $ 129.7  8         62.0 years
       GMWB - Highest anniversary only                                  $ 3,164.6    $ 65.7  6
       GMWB - For life                                                  $ 1,690.1   $ 37.5  .1
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 2,310.0    $ 48.4  0         64.1 years
       GMWB - For life                                     0% - 5%      $ 3,348.7       $ 81.7


                                                                                                                          Average
DECEMBER 31, 2006                                                                                                         Period
                                                                                                        Weighted           until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 17,035.7    $ 1,218.4        63.3 years
       GMIB                                                0% - 6%      $ 2,521.8       $ 21.4                             7.4 years
       GMWB - Premium only                                              $ 4,927.9        $ 0.3
       GMWB - For life                                     0% - 5%        $ 996.7        $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 3,265.8       $ 44.9         61.6 years
       GMWB - Highest anniversary only                                  $ 1,853.6        $ 1.2
       GMWB - For life                                                    $ 543.3        $ 0.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 1,785.7        $ 4.8         63.8 years
       GMWB - For life                                     0% - 5%        $ 961.8        $ 0.3

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

-------------------------------------------------------------------------
                                                    DECEMBER 31,
-------------------------------------------------------------------------
-------------------------------------------------------------------------
FUND TYPE:                                       2007           2006
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity                                         $ 24,744.1     $ 18,937.5
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bond                                              1,881.2        1,508.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Balanced                                          2,445.5        1,373.4
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Money market                                        651.2          269.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total                                          $ 29,722.0     $ 22,088.1
---------------------------------------------=============--=============
---------------------------------------------=============--=============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                2007       2006         2005
                                           ----------- ---------- ------------
Balance at January 1                           $ 56.6     $ 37.0       $ 42.0
Incurred guaranteed benefits                     86.7       43.6         21.2
Paid guaranteed benefits                        (25.3)     (24.0)       (26.2)
                                           ----------- ---------- ------------
Balance at December 31                        $ 118.0     $ 56.6       $ 37.0
                                           =========== ========== ============
Balance at December 31, net of reinsurance      $ 4.6      $ 1.9        $ 0.8
                                           =========== ========== ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2007 and 2006 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007 and from 2.0% to 50.0%, with an average of 7.0% during the surrender charge period and 13.0% thereafter at December 31, 2006.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios. These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31, 2007 and 2006 totaled $10.4 million and $56.0 million, respectively, and is included in other assets. GMAB benefits are offered on some variable annuity plans starting in 2007 and issues are minimal as of December 31, 2007.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2007 and 2006, these SOP 03-1 reserves totaled $4.8 million and $4.6 million, respectively.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2007 and 2006, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2007 and 2006.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2007                            DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability     Net Amount      Weighted
                            (in millions)      at Risk     Average        (in millions)   at Risk         Average
                                           (in millions)*  Attained Age                 (in millions)*  Attained Age
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit           $ 50.7        $ 5,332.3     54.4 years        $ 56.9       $ 4,992.5      54.5 years
Two-tier annuitization         $ 6.5          $ 34.6       61.5 years        $ 6.8        $ 36.5         60.7 years
ISWL account balance
adjustment                     $ 46.9           n/a          n/a             $ 39.7         n/a            n/a
-------------------------------------------------------------------------------------------------------------------

     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2007 and 2006:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2007 and 2006:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

9.   BORROWINGS

     The aggregate carrying value and fair value of borrowings at December 31, 2007 and 2006 were as follows (in thousands):

---------------------------------------------------------------------------------------------------
                                                         DECEMBER 31,
                                               2007                              2006
---------------------------------------------------------------------------------------------------
                                     CARRYING                          CARRYING
                                       VALUE        FAIR VALUE          VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------
Surplus notes                           $ 249,280      $ 290,163         $ 249,265       $ 308,550
Tuscany notes                                   -              -           114,381         114,381
Mortgage loans                             17,416         17,416            34,866          34,866
VIE equity classes                          3,750          3,750             3,750           3,750
FHLB short-term notes                     250,000        250,000                 -               -
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================
-----------------------------------==============================---===============================

Long-term borrowings                    $ 270,446      $ 311,329         $ 287,881       $ 347,166
Short-term borrowings                     250,000        250,000           114,381         114,381
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================

Due in 2008                             $ 299,436      $ 299,436
Due after 5 years                         253,030        293,913
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349
-----------------------------------==============================----------------------------------

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2007, 2006 and 2005.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The remaining outstanding notes were paid in full by February 2007 and Tuscany was liquidated and dissolved. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bore interest at LIBOR plus .47% (collectively, "Tuscany Notes"). At December 31, 2006, the weighted average rate on the Tuscany Notes was 5.93%. Interest paid totaled $3.5 million, $11.0 million and $6.8 million in 2007, 2006 and 2005, respectively.

     MORTGAGE LOANS
     At December 31, 2007 and 2006, certain consolidated real estate VIEs, have outstanding mortgage loans at a weighted average interest rate of 6.77% and 6.53%, respectively, with maturities through 2008 and 2016, respectively. Interest paid totaled $1.2 million, $2.8 million and $273 thousand in 2007, 2006 and 2005, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 6.99% and 7.12% at December 31, 2007 and 2006, respectively. Interest paid on the notes in 2007, 2006 and 2005 totaled $384 thousand, $20.0 million and $664 thousand, respectively.

     FHLB SHORT-TERM NOTES
     On December 15, 2007, Jackson entered into a short-term note program with the FHLB. The FHLB short-term notes mature on March 11, 2008. Interest rates reset monthly and are based on the FHLB Cost of Funds Index plus 19 basis points (4.45% per annum at December 31, 2007). Jackson paid $92 thousand of interest on these notes during 2007.

     SHORT-TERM BORROWINGS FROM PARENT
     On December 21, 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32 million advance is due December 26, 2008 or earlier upon demand. Interest, at 4.4% per annum, is due on the repayment date.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2007 and 2006, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $14.2 million and $33.9 million during 2007 and 2006, respectively, at weighted average interest rates of 5.05% and 4.53%, respectively. There was no outstanding balance as of December 31, 2007 or 2006. Interest paid totaled $0.7 million, $1.5 million and $0.4 million in 2007, 2006 and 2005, respectively. The highest level of short-term borrowings at any month end was $100.0 million in 2007 and $230.0 million in 2006.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2007              2006              2005
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                    $ 328,787         $ 345,020         $ 347,831
Accident and health                                        20,211            22,018            14,855
Plus reinsurance assumed:
Life                                                       21,834            23,444            12,629
Accident and health                                         1,744             2,101             1,232
Less reinsurance ceded:
Life                                                     (131,537)         (137,715)         (134,258)
Accident and health                                       (21,955)          (24,119)          (16,087)
Guaranteed annuity benefits                               (28,784)          (34,548)          (27,141)
------------------------------------------------------------------------------------------------------------
Total net premiums                                       $ 190,300         $ 196,201         $ 199,061
--------------------------------------------------------================--================--================

     Premiums ceded for guaranteed annuity benefits included $17.2 million, $24.5 million and $19.4 million premiums ceded to PARC during 2007, 2006 and 2005, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Reserves:
Life                                                          $ 785,467         $ 735,904
Accident and health                                              27,231            32,560
Guaranteed annuity benefits                                     140,473            70,675
Claims liability                                                 57,205            37,997
Other                                                            13,865             9,831
--------------------------------------------------------------------------------------------
Total                                                        $1,024,241         $ 886,967
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $54.9 million and $56.8 million at December 31, 2007 and 2006, respectively. Reserves reinsured through PARC were $113.3 million and $54.7 million at December 31, 2007 and 2006, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 202,037         $ 240,858         $ 174,180
Deferred tax expense                                             50,254            22,558           141,115
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 305,050         $ 278,612         $ 318,279
Dividends received deduction                                    (48,896)          (15,156)           (3,437)
Other                                                            (3,863)              (40)              453
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================
Effective tax rate                                                28.9%             33.1%             34.7%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $126.0 million, $214.0 million and $165.1 million in 2007, 2006 and 2005, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                         December 31,
                                                                                   2007              2006
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
  Policy reserves and other insurance items                                     $ 917,329         $ 860,143
  Investments                                                                     117,960           138,758
  Deferred compensation                                                            67,737            56,866
  Net unrealized losses on available for sale securities                           88,501                 -
  Other, net                                                                      100,599            48,543
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                  1,292,126         1,104,310
------------------------------------------------------------------------------------------------------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
  Deferred acquisition costs and sales inducements                             (1,152,693)         (976,968)
  Other assets                                                                    (50,607)           (3,354)
  Net unrealized gains on available for sale securities                                 -           (80,579)
  Other, net                                                                      (13,217)          (27,249)
------------------------------------------------------------------------------------------------------------
Total gross deferred tax liability                                             (1,216,517)       (1,088,150)
------------------------------------------------------------------------------------------------------------

Net deferred tax asset                                                     $      75,609     $      16,160
--------------------------------------------------------------------------================--================

     Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

     In August, 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $48.9 million and $15.2 million, respectively, related to the separate account DRD.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2007 and 2006, Jackson had recorded accruals totaling $35.0 million and $11.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. ("ING") and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are reduced as payments are made by ING and totaled $2.0 million and $9.4 million at December 31, 2007 and 2006, respectively.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $281.4 million at December 31, 2007. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $206.8 million and $18.6 million, respectively, at December 31, 2007.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2007, Jackson recorded a liability of $9.9 million for future lease payments. Lease expense was $17.1 million, $23.0 million and $28.5 million in 2007, 2006 and 2005, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2008                    $ 8,043
     2009                      6,648
     2010                      5,935
     2011                      6,100
     2012                      6,155
     Thereafter               31,126
                      ---------------
     Total                   $ 64,007
                      ===============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $0.8 million. Lease income for the subleased property totaled $0.7 million per year in 2007, 2006 and 2005.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2008, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $490.0 million.

     The  Company  received  capital  contributions  from  its  parent  of $30.6 million, $49.7 million and $292.3 million in 2007, 2006 and 2005, respectively. The capital contributions included $30.6 million, $29.1 million and $31.6 million in 2007, 2006 and 2005, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 also included common stock of $260.7 million in Life of Georgia. Dividend payments were $246.0 million, $209.1 million and $410.8 million in 2007, 2006 and 2005, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $490.0 million, $412.3 million and $565.1 million in 2007, 2006 and 2005, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million in 2005, in accordance with statutory guidelines.

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $34.1 million, $35.9 million and $35.6 million to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

     Jackson has entered into shared  services  administrative  agreements  with affiliates National Planning Holdings, Inc. and PPMA. Under the shared services administrative agreements, Jackson charged $5.0 million, $5.2 million and $5.0 million of certain management and corporate services expenses to affiliates in 2007, 2006 and 2005, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2007 or 2006. The highest outstanding loan balance during 2007 and 2006 was $26.0 million and $11.5 million, respectively. Interest and commitment fees totaled $524 thousand, $175 thousand and $306 thousand during 2007, 2006 and 2005, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.3 million, $8.9 million and $7.2 million in 2007, 2006 and 2005, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2007 and 2006, the liability for such plans totaled $194.0 million and $162.4 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $18.4 million, $21.5 million and $18.6 million in 2007, 2006 and 2005, respectively. Investment income on the mutual funds totaled $15.0 million, $18.3 million and $9.7 million in 2007, 2006 and 2005, respectively.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    DECEMBER 31,
ASSETS                                                                                      2007                   2006
--------------------------------------------------------------------------------------------------------------------------------
  Investments:
    Cash and short-term investments                                                      $ 642,600              $ 946,386
    Securities available for sale, at fair value:
      Fixed maturities (amortized cost: 2007, $37,320,138; 2006, $38,022,986)           37,050,644             38,239,906
      Equities (cost: 2007, $299,050; 2006, $107,750)                                      315,730                121,593
    Trading securities, at fair value                                                      622,470                549,300
    Commercial mortgage loans                                                            5,475,604              5,290,788
    Policy loans                                                                           829,493                815,725
    Other invested assets                                                                1,617,957              1,168,929
--------------------------------------------------------------------------------------------------------------------------------
Total investments                                                                       46,554,498             47,132,627
--------------------------------------------------------------------------------------------------------------------------------

    Accrued investment income                                                              455,208                533,887
    Deferred acquisition costs                                                           3,438,686              3,065,327
    Deferred sales inducements                                                             359,857                297,051
    Reinsurance recoverable                                                              1,024,241                886,967
    Income taxes receivable from Parent                                                      7,459                 53,799
    Deferred income taxes                                                                   75,609                 16,160
    Other assets                                                                           189,117                220,016
    Separate account assets                                                             29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                           $ 2,505,096            $ 2,485,338
      Deposits on investment contracts                                                  33,323,783             34,634,715
      Guaranteed investment contracts                                                    1,950,925              1,995,013
    Trust instruments supported by funding agreements                                    5,189,453              5,204,275
    Federal Home Loan Bank funding agreements                                            1,403,203                601,397
    Short-term borrowings from Parent                                                       32,020                      -
    Short-term borrowings                                                                  250,000                114,381
    Long-term borrowings                                                                   270,446                287,881
    Securities lending payable                                                             225,516                235,888
    Other liabilities                                                                    1,525,170              1,402,440
    Separate account liabilities                                                        29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       76,587,751             69,205,325
--------------------------------------------------------------------------------------------------------------------------------
Minority interest                                                                          131,210                148,495
--------------------------------------------------------------------------------------------------------------------------------

STOCKHOLDER'S EQUITY
    Common stock, $1.15 par value; authorized 50,000 shares;
      issued and outstanding 12,000 shares                                                  13,800                 13,800
    Additional paid-in capital                                                           2,934,881              2,904,276
    Accumulated other comprehensive income (loss), net of
      tax of $(49,127) in 2007 and $59,665 in 2006                                        (91,235)               110,807
    Retained earnings                                                                    2,440,407              2,067,128
--------------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                               5,297,853              5,096,011
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                      2007              2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums                                                         $ 190,300         $ 196,201         $ 199,061
  Net investment income                                            2,945,516         2,904,787         2,879,440
  Net realized gains (losses) on investments and capital assets     (90,574)          (57,710)           12,984
  Risk management activity                                            36,458          (105,227)          169,827
  Fee income                                                       1,000,661           711,584           509,376
  Other income                                                        27,783            62,532            38,815
    Total revenues                                                 4,110,144         3,712,167         3,809,503
BENEFITS AND EXPENSES
  Death and other policy benefits                                    488,280           490,527           428,162
  Interest credited on deposit liabilities                         1,409,771         1,450,048         1,434,807
  Interest expense on trust instruments supported
    by funding agreements                                            278,604           269,577           217,917
  Interest expense on Federal Home Loan Bank advances, notes
    and reverse repurchase agreements                                 66,647            52,817            50,249
  Increase (decrease) in reserves, net of reinsurance                (29,437)          (37,266)           19,466
  Commissions                                                        796,876           663,176           537,303
  General and administrative expenses                                468,582           387,011           341,793
  Deferral of policy acquisition costs                              (777,230)         (675,098)         (556,564)
  Deferral of sales inducements                                     (140,722)         (101,525)          (92,381)
  Amortization of acquisition costs:
    Attributable to operations                                       552,626           318,443           364,907
    Attributable to risk management activity                          17,182            (3,302)           64,962
    Attributable to net realized gains (losses) on investments       (23,142)          (10,501)            2,671
  Amortization of deferred sales inducements:
    Attributable to operations                                        95,102           109,043            55,639
    Attributable to risk management activity                          15,979           (35,058)            7,632
    Attributable to net realized gains (losses) on investments        (2,940)           (2,576)              459
  Amortization of acquired insurance                                     -            23,578            22,190
    Total benefits and expenses                                    3,216,178         2,898,894         2,899,212
    Pretax income before minority interest                           893,966           813,273           910,291
  Minority interest                                                  (22,396)          (17,236)             (922)
    Pretax income                                                    871,570           796,037           909,369
  Federal income tax expense                                         252,291           263,416           315,295
    Income before extraordinary gain                                 619,279           532,621           594,074
  Extraordinary gain, net of tax benefit of $908                          -             8,944                 -
NET INCOME                                                         $ 619,279         $ 541,565         $ 594,074
-------------------------------------------------------------------=============---===============---===============

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                         2007                    2006                   2005
--------------------------------------------------------------------------------------------------------------
COMMON STOCK, BEGINNING AND END OF YEAR                $ 13,800               $ 13,800               $ 13,800
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                     2,904,276              2,854,533              2,562,214
  Capital contributions                                  30,605                 49,743                292,319
End of year                                           2,934,881              2,904,276              2,854,533


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                       110,807                263,203                745,430
  Net unrealized investment losses, net of
    reclassification adjustment and net of tax         (202,042)              (152,396)              (482,227)
End of year                                             (91,235)               110,807                263,203

RETAINED EARNINGS
Beginning of year                                     2,067,128              1,734,621              1,551,347
  Net income                                            619,279                541,565                594,074
  Dividends paid to stockholder                        (246,000)              (209,058)              (410,800)
End of year                                           2,440,407              2,067,128              1,734,621
--------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                          $ 5,297,853            $ 5,096,011            $ 4,866,157
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              2007                    2006                   2005
-------------------------------------------------------------------------------------------------------------------------
Net income                                                  $ 619,279              $ 541,565              $ 594,074
Net unrealized holding losses arising during
  the period, net of tax of $(102,737) in 2007; $(86,061)
  in 2006 and $(243,143) in 2005                            (190,798)              (159,828)              (451,661)
Reclassification adjustment for losses (gains) included in
  net income, net of tax of $(6,055) in 2007; $4,001
  in 2006 and $(16,459) in 2005                              (11,244)                 7,432                (30,566)
-------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 417,237              $ 389,169              $ 111,847
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                        2007                  2006                 2005
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                          $ 619,279             $ 541,565          $ 594,074
  Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
      Net realized (gains) losses on investments                         90,574                57,710            (12,984)
      Unrealized (gains) losses on trading portfolio                      6,496               (10,937)              (565)
      Risk management activity                                          (36,458)              105,227           (169,827)
      Interest credited on deposit liabilities                        1,409,771             1,450,048          1,434,807
      Interest expense on trust instruments supported
        by funding agreements                                           278,604               269,577            217,917
      Interest expense on Federal Home Loan Bank funding
        agreements                                                       50,178                18,147                209
      Mortality, expense and surrender charges                         (298,384)             (282,931)          (245,877)
      Amortization of discount and premium on investments                65,787                76,919            (72,853)
      Deferred income tax provision                                      50,254                22,558            141,115
      Change in (net of effects of contribution of subsidiary in 2006):
        Accrued investment income                                        78,679                19,233             (7,630)
        Deferred sales inducements and acquisition costs               (263,145)             (401,934)          (154,653)
        Trading portfolio activity, net                                 (91,761)              (25,082)           (13,522)
        Value of acquired insurance                                           -                23,578             22,190
        Income taxes receivable from Parent                              46,340                (3,166)           (22,523)
        Other assets and liabilities, net                              (147,951)               50,624            348,543
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             1,858,263             1,911,136          2,058,421
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales of fixed maturities and equities available for sale           4,810,384             5,384,731          2,889,975
  Principal repayments, maturities, calls and redemptions:
    Fixed maturities available for sale                               3,074,597             2,593,502          2,956,801
    Commercial mortgage loans                                           845,333               770,151            914,758
  Purchases of:
    Fixed maturities and equities available for sale                 (7,542,552)           (6,300,678)        (6,676,587)
    Commercial mortgage loans                                        (1,031,580)           (1,067,685)        (1,278,434)
  Other investing activities                                           (143,207)             (543,162)          (419,823)
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                      12,975               836,859         (1,613,310)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                         13,262,218            11,232,706          9,355,451
    Withdrawals                                                      (8,425,907)           (8,095,806)        (6,598,525)
  Net transfers to separate accounts                                 (6,915,504)           (5,363,753)        (3,564,891)
  Proceeds from borrowings                                              250,000                     -                  -
  Payments on borrowings                                               (131,831)             (119,543)            (3,747)
  Proceeds from short-term borrowings from Parent                        32,000                     -                  -
  Payment of cash dividends to Parent                                  (246,000)             (209,058)          (410,800)
  Capital contribution                                                        -                24,150             86,670
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (2,175,024)           (2,531,304)        (1,135,842)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (303,786)              216,691           (690,731)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                      946,386               729,695          1,420,426
-------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 642,600             $ 946,386          $ 729,695
--------------------------------------------------------------------============----==================---==================
--------------------------------------------------------------------============----==================---==================

          See accompanying notes to consolidated financial statements.

PART C.       OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

        (a) Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2007
                             Statements of Operations for the period ended
                               December 31, 2007
                             Statement of Changes in Net Assets for the periods
                               ended December 31, 2007 and 2006
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2007 and 2006
                             Consolidated Income Statements for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2007, 2006, and 2005
                             Notes to Consolidated Financial Statements

Item 24.(b)     Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.        Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment Number 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective III Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement, filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

j. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21,2001 (File Nos. 333-73850 and 811-08664).

k. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l. Form of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

m. Form of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

n. Specimen of the Perspective Focus Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

o. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-08664).

p. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

q. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-08664).

r. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

s. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

t. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

u. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

v. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

w. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

y. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

z. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

aa. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on
          February 2, 2007 (File Nos. 333-70472 and 811-08664).

cc. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

gg. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

hh. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ii. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

jj. Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

kk. For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 21, 2007 (File Nos. 333-70472 and 811-08664).

ll. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.       Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year
          Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

nn. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

oo. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

pp.       Specimen of the Joint For Life GMWB with Bonus, Guaranteed
          Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's
          Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-08664).

b. Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-73850 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-73850 and 811-08664).

b. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

8.        Not Applicable

9.        Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.       Not Applicable

12.       Not Applicable

Item 25.   Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 27.   Number of Contract Owners as of January 31, 2008

           Qualified - 1,185
           Non-Qualified - 1,338

Item 28.   Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account VI, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item 31. Management Services

         Not Applicable

Item 32. Undertakings and Representations

         a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

         e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 31st day of March, 2008.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary, and
    General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary, and
    General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                              March 31, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                              March 31, 2008
Michael A. Wells, Director


THOMAS J. MEYER*                                              March 31, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                              March 31, 2008
Robert A. Fritts, Senior Vice President
and Controller


THOMAS J. MEYER*                                              March 31, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, and Attorney-in-Fact pursuant to Power of Attorney executed on January 2, 2008

                                 POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President, and Director

                                  EXHIBIT LIST

Exhibit    Description
No.

9.         Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.